UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05059

HighMark Funds
(Exact name of registrant as specified in charter)

350 California Street, Suite 1600
San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

John M. Loder, Esq.
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-582-4734

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

The Report to Shareholders is attached herewith.

JANUARY 31, 2013

HighMark

The smarter approach to investing.

equity
asset allocation
fixed-income

Semi-Annual

report

HIGHMARK® FUNDS

table of contents

management’s discussion of fund performance
This report and the financial statements contained herein are submitted for the general information of HighMark Funds’ shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured

balanced fund	2
cognitive value fund	4
enhanced growth fund	6
equity income fund	8
geneva mid cap growth fund	10
geneva small cap growth fund	12
international opportunities fund	14
large cap core equity fund	16
large cap growth fund	18
nyse arca tech 100 index fund	20
small cap core fund	22
value fund	24
tactical capital growth allocation fund	26
tactical growth & income allocation fund	28
bond fund	30
california intermediate tax-free bond fund	32
national intermediate tax-free bond fund	34
short term bond fund	36
wisconsin tax-exempt fund	38
disclosure of fund expenses	40
schedules of investments	43
statements of assets and liabilities	102
statements of operations	114
statements of changes in net assets	120
financial highlights	436
notes to financial statements	147
fund information	160
service providers & board of trustees	164

		balanced fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Balanced Fund (the “Fund”) produced a total return of 3.27% (Class A Shares without load). In comparison, the Fund’s benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 9.91%, -0.29% and 5.77%, respectively, for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate  late in the reporting period.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The sector that contributed most to performance during the reporting period was information technology. Specific stocks that performed well in that sector included Arm Holdings, Analog Devices, Qualcomm, Ansys and Accenture.

Sectors that detracted most from performance were financial services and consumer discretionary. Specific stocks in the financial services sector that detracted from performance included US Bancorp, Wells Fargo and American Tower. In the consumer discretionary sector, Dollar Tree Stores, Pet smart and Sally Beauty Holdings each detracted from performance.

Unfortunately, the Fund was not able to overcome the above-mentioned drags on performance, and it underperformed in the equity portion of its benchmark for the reporting period.

Moving to the fixed income portion of the portfolio, Treasuries rates rose across the term structure from two-year to thirty-year bonds, with longer term rates increasing the most.

The spread for mortgaged-backed securities moderately increased during the period, due to an increase in rates that impacted expected pre-payment rates.

Also reflecting improved corporate balance sheets, corporate bond spreads tightened across all sectors. The Corporate Option-Adjusted Spread (OAS) as measured by the Bank American Merrill Lynch US Corporate Index declined from 194 to 148 over the course of the reporting period.

With this backdrop, the Fund’s fixed income performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

As a result, the Fund outperformed its fixed income benchmark for the reporting period. However, it was not able to overcome the underperformance of its equity portion, and it underperformed its blended benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
Danaher	3.3%
Wells Fargo	3.2
Praxair	3.1
ExxonMobile	2.8
Ecolab	2.7
US Bancorp	2.4
EMC	2.0
American Tower REIT	1.9
Analog Devices	1.8
Occidental Petroleum	1.8

fund sectors
	% of
Sector	Portfolio
Financials	14.2%
Repurchase Agreement	13.4
Information Technology	10.8
Industrial	10.4
Energy	8.0
Health Care	7.9
Consumer Staples	7.7
Consumer Discretionary	7.5
Materials	7.2
Mortgage-Backed Securities	3.4
U.S. Government Agency
Mortgage-Backed Obligations	3.2
Asset-Backed Securities	2.6
Taxable Municipal Bonds	1.3
Utilities	1.1
U.S. Treasury Obligation	0.7
Telecommunication Services	0.6

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.
2 HighMark® Funds

highmark balanced fund investment objective HighMark Balanced Fund seeks capital appreciation and income; conservation of capital is a secondary consideration.	portfolio manager Ken Wemer (1) HighMark Capital Management, Inc.	portfolio managerJack Montgomery (1) HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Balanced Fund versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, an unmanaged blended index of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index and the Morningstar Moderate Allocation Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	3.39%	10.90%	10.14%	4.74%	6.44%	1.63%	0.99%
Class A Shares	3.27%	10.67%	9.86%	4.49%	6.18%	1.88%	1.24%
Class A Shares w/load*	-2.41%	4.56%	7.80%	3.31%	5.59%	1.88%	1.24%
Class B Shares	2.89%	9.93%	9.18%	3.84%	5.52%	2.38%	1.84%
Class B Shares w/load**	-2.08%	4.93%	8.33%	3.50%	5.52%	2.38%	1.84%
Class C Shares	2.98%	9.99%	9.20%	3.86%	5.52%	2.38%	1.84%
Class C Shares w/load***	1.99%	8.99%	9.20%	3.86%	5.52%	2.38%	1.84%
S&P 500 Index	9.91%	16.78%	14.14%	3.97%	7.93%	—	—
Barclays Capital U.S. Aggregate Bond Index	-0.29%	2.59%	5.41%	5.45%	5.10%	—	—
Blend of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index	5.77%	11.08%	10.92%	5.01%	7.09%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.
(1)	Mr. Wemer manages the equity portion of the Fund’s portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund’s portfolio.

HighMark® Funds 3

		cognitive value fund (unaudited)

performance

For the six-month period ended January 31, 2013, the HighMark Cognitive Value Fund (the “Fund”) produced a total return of 16.20% (Class A Shares without load). In comparison, the unmanaged S&P Small Cap 600/Citigroup Value Index (the “Index”) returned 16.75% for the same period.

factors affecting performance

The Behavioral Ranking Model (“BRM”), the composite of the Fund’s factor signals, had continued good results for the trailing six-month period. Six of the seven components in place for the full six month period had positive top vs. bottom quintile spreads, and the eighth component, the new text sentiment factor, was positive for four of the five months it was in production.

The strongest factors in Fund performance over the period were expectations based, where the strategy historically has had a closer to neutral exposure. This closer to neutral exposure is a byproduct of the universe in which the Fund invests. Small value stocks generally incorporate lower investor expectations, thereby making them value stocks. Compared to all domestic stocks, the Fund holds stocks with low investor expectations. While the Fund’s portfolio is cheaper than the Index and competitors by some measures Price-earnings ratio (P/E)^, it is similarly valued on other measures Price-to-book ratio (P/B)^.

The result of this is that when expectations based factors work best, the net benefit to the Fund will be less than if some other factors, such as earnings sustainability or hype, where the Fund has a more substantial overweight exposure, had outperformed.

The Fund’s good BRM results unfortunately did not translate into outperformance of the Index. This was due to the fact that during three of the six months, even though the BRM was able to produce a performance differential between its top rated stocks and bottom rated stocks, other factors, unmeasured by the Fund’s models and in some cases quantitatively unmeasureable, significantly contributed to the performance of the Index. This resulted in the top quintile BRM stocks outperforming the Index in only one-half of the months.

In addition, different sub-sector weightings also played a role, as the Index generally held greater weights in economic sectors with above average performance for the period, and its lesser weights in sectors that underperformed.

The Fund remained underweighted to micro cap stocks, holding an average of 15% versus its historical norm of 25% of the total portfolio. This detracted from the Fund’s performance as micro cap stocks outperformed small cap stocks within the portfolio by 2.28% for the period. Fund management’s long term outlook for micro cap stocks remains positive, and Fund management has experimented with adjusting our micro cap exposure using a timing model. It should also be noted that as the strength and robustness of the factor models in the BRM has improved over time, the need for large stocks relative to micro cap bets to enhance returns has decreased. Fund management believes this may result in a somewhat lower exposure to micro cap stocks in the future, regardless of their perceived attractiveness.

top ten holdings

	% of
Company*	Portfolio
Western Refining	1.3%
Great Plains Energy	1.1
MTS Systems	1.1
NACCO Industries, Cl A	1.1
Alaska Air Group	1.0
Extra Space Storage REIT	1.0
Black Hills	0.9
Huntington Ingalls Industries	0.9
Tessco Technologies	0.9
G-III Apparel Group	0.9

fund sectors

	% of
Sector	Portfolio
Financials	25.8%
Industrial	16.6
Information Technology	14.0
Consumer Discretionary	13.6
Materials	6.9
Health Care	5.9
Energy	5.8
Utilities	4.0
Registered Investment Companies	2.9
Consumer Staples	2.5
Repurchase Agreement	1.6
Telecommunication Services	0.4

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

4 HighMark® Funds		^	Price-to-Earnings Ratio - A ratio used to measure the current share price of a stock divided by its earnings per share. Price-to-Book Ratio - A ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current price of the stock by the latest quarter’s book value per share.

highmark cognitive value fund investment objective HighMark Cognitive Value Fund seeks long-term capital appreciation.	lead portfolio manager Thomas Mudge Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Cognitive Value Fund versus the S&P SmallCap 600/Citigroup Value Index and the Morningstar Small Value Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	16.40%	14.70%	17.63%	6.34%	10.09%†	1.36%	1.23%
Class A Shares	16.20%	14.31%	17.28%	5.98%	9.75%†	1.61%	1.48%
Class A Shares w/load*	9.79%	8.01%	15.08%	4.79%	9.13%†	1.61%	1.48%
Class C Shares	15.86%	13.72%	16.59%	5.38%	9.11%†	2.11%	2.08%
Class C Shares w/load**	14.86%	12.72%	16.59%	5.38%	9.11%†	2.11%	2.08%
Class M Shares	16.41%	14.81%	17.79%	6.43%	10.21%	1.11%	1.08%
S&P Small Cap 600/Citigroup Value Index	16.75%	15.62%	16.37%	6.65%	11.11%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 5

		enhanced growth fund (unaudited)

performance

For the six-month period ended January 31, 2013, Highmark Enhanced Growth Fund (the “Fund”) produced a total return of 5.62% (Class A Shares without load). In comparison, the Fund’s benchmark, the NASDAQ 100 index, returned 4.13% for the same period.

factors affecting performance

During the reporting period, the Fund focused on certain sub-sectors, particularly in the information technology sector. The Fund also invested in the healthcare sector, focusing on biotech, medical devices and pharmaceutical companies. The Fund also held small positions in the consumer discretionary, industrials and telecommunication sectors.

The six-month period ended January 31, 2013 was marked by two distinct periods, much like the prior period. The first part of the period was a weak one with respect to economic fundamentals, where the impact of a potential economic slowdown dominated headlines front and center. For the most part, many of the concerns about the economy were outside of the U.S. News about the Eurozone and China, and worries about slower growth in many emerging markets kept investors nervous, but the markets continued to move higher, shaking off much of this underlying concern. The market changed in the second part of this period when much of the concerns focused on domestic issues, such as the fiscal cliff. With impending tax law changes, management of the Fund believed that information technology stocks, which had performed well might come under pressure as investors sold these stocks in order to realize capital gains at a lower rate. In addition, uncertainty about the fiscal cliff had an impact on capital expenditures for the short term.

Valuations continue to be very attractive. Tech stocks continue to trade at a discount to the overall market and at a 9% discount to their own 5 year forward P/E ratios. According to research from ISI, the biggest discounts are in the communications equipment, software and computers sub-groups. While the net number of earnings revisions is still negative, we believe that this will come to an end soon, and much of this has probably been reflected in stock prices and valuations.

Positive contributors to the Fund over this six-month period were the consumer discretion, biotechnology, life sciences tools, application software, communications equipment, internet software and services, and information technology consulting sub-sectors. The largest detractors to the Fund’s performance were the computer hardware and semiconductor sub-sectors.

The risks of investing in this sector relate more to general global pressures as a result of the yet unresolved sovereign debt issues facing the Eurozone, as well as the U.S. For the reporting period, volatility in equity markets continued, due to these large and unresolved global issues.

top ten holdings
	% of
Company*	Portfolio
Apple	8.5%
Google, Cl A	4.7
Microsoft	3.6
Qualcomm	3.4
International Business Machines	3.3
Oracle	2.8
EMC	2.4
Cisco Systems	2.1
eBay	2.0
Accenture, Cl A	1.9

fund sectors
	% of
Sector	Portfolio
Information Technology	86.3%
Health Care	7.4
Consumer Discretionary	4.5
Repurchase Agreement	1.6
Registered Investment Company	0.2

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

6 HighMark® Funds

highmark enhanced growth fund investment objective HighMark Enhanced Growth Fund seeks long-term capital appreciation.	portfolio manager Sonya Thadhani Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Enhanced Growth Fund versus the NASDAQ 100 Index, the S&P North American Technology Sector Index and the Morningstar Specialty-Technology Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	5.83%	8.30%	12.86%	5.73%	8.34%†	1.35%	1.20%
Class A Shares	5.62%	7.96%	12.44%	5.35%	7.93%†	1.60%	1.45%
Class A Shares w/load*	-0.16%	2.01%	10.34%	4.16%	7.33%†	1.60%	1.45%
Class C Shares	5.29%	7.21%	11.76%	4.70%	7.34%†	2.10%	2.05%
Class C Shares w/load**	4.29%	6.21%	11.76%	4.70%	7.34%†	2.10%	2.05%
Class M Shares	5.82%	8.38%	12.92%	5.77%	8.41%	1.10%	1.05%
NASDAQ 100 Index	4.14%	12.11%	17.36%	9.13%	11.44%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on September 26, 2007. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 7

		equity income fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Equity Income Fund (the “Fund”) produced a total return of 6.32% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 1000 Value Index, returned 13.97% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

A 1.56% portfolio investment in the mortgage real estate investment trust Chimera appreciated 50.81% and added 0.66% to the Fund’s total performance.

However, sector allocation subtracted 1.02% from the Fund’s performance during the reporting period.

A 2.75% overweight to the telecommunication service sector detracted 0.49% from the Fund’s performance relative to its benchmark, as the sector’s 2.42% decline significantly underperformed the benchmark’s 13.97% total return.

A 2.97% overweight to the utilities sector detracted 0.53% from the Fund’s performance relative to its benchmark, as the sector’s 0.27% decline significantly underperformed the benchmark’s 13.97% total return.

Additionally, poor stock selection detracted 5.95% from the Fund’s performance relative to its benchmark.

Adding to the Fund’s underperformance was what it did not own relative to its benchmark. The Fund did not own Bank of America, which increased by 54.57%, accounted for 1.40% of the benchmark’s return and cost the Fund 0.44% in relative performance over the reporting period.

Also, the portfolio did not own Citigroup, which increased by 55.54%, accounted for 1.40% of the benchmark’s return and cost the Fund 0.46% in relative performance over the reporting period.

The Fund was not able to overcome these drags on performance and underperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
ExxonMobil	4.6%
Chevron	4.5
Pfizer	3.7
Johnson & Johnson	3.5
JPMorgan Chase	3.2
Wells Fargo	2.8
US Bancorp	2.8
Bristol-Myers Squibb	2.6
Verizon Communications	2.4
General Electric	2.3

fund sectors
	% of
Sector	Portfolio
Financials	30.3%
Energy	14.1
Industrial	12.6
Health Care	11.5
Utilities	9.2
Consumer Discretionary	5.4
Telecommunication Services	5.2
Consumer Staples	4.8
Information Technology	4.5
Materials	1.4
Registered Investment Company	1.0

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

8 HighMark® Funds

highmark equity income fund investment objective HighMark Equity Income Fund seeks total return from income and capital appreciation.	lead portfolio manager Donald Nesbitt Ziegler Lotsoff Capital Management, LLC	portfolio manager Mikhail Alkhazov Ziegler Lotsoff Capital Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark Equity Income Fund versus the Russell 1000 Value Index and the Morningstar Large Value Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	6.43%	14.97%	14.94%	3.92%†	4.33%†	1.65%	0.90%
Class A Shares	6.32%	14.73%	14.58%	3.83%	4.27%	1.90%	1.15%
Class A Shares w/load*	0.46%	8.45%	12.42%	2.66%	3.52%	1.90%	1.15%
Class B Shares	5.95%	14.06%	13.89%	3.17%	3.56%	2.40%	1.75%
Class B Shares w/load**	0.95%	9.06%	13.11%	2.81%	3.56%	2.40%	1.75%
Class C Shares	5.93%	14.02%	13.89%	3.16%	3.69%	2.40%	1.75%
Class C Shares w/load***	4.93%	13.02%	13.89%	3.16%	3.69%	2.40%	1.75%
Russell 1000 Value Index	13.97%	20.58%	14.30%	2.70%	4.69%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

†
The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 9

		geneva mid cap growth fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Geneva Mid Cap Growth Fund (the “Fund”) produced a total return of 10.71% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell Mid Cap Growth Index, returned 13.88% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices. A slight uptick in the unemployment rate late in the reporting period and a drop in consumer confidence to a four-year low added to confusion and concern over the relative strength of the U.S. economy.

The sectors that contributed to Fund performance were overweights to the industrials and information technology sectors. Specific stocks that performed well in the industrials sector included Copart Inc. and Ametek Inc. In the information technology sector, specific stocks that performed well included Cognizant Technology Solutions Corp. and Trimble Navigation.

Stock selection in the underweighted consumer discretionary sector detracted from the Fund’s performance. Specifically, consumer stocks underperformed after years of outperformance. In addition, stocks within the health care sector underperformed, including Perrigo Co., Align Technology and Edwards Lifesciences Corp.

Unfortunately, the Fund was unable to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
Tractor Supply	2.6%
Cerner	2.5
Panera Bread, Cl A	2.5
Cognizant Technology
Solutions, Cl A	2.5
LKQ	2.5
IHS, Cl A	2.4
Fastenal	2.3
Amphenol, Cl A	2.3
Roper Industries	2.3
Varian Medical System	2.2

fund sectors
	% of
Sector	Portfolio
Information Technology	22.4%
Industrial	21.2
Consumer Discretionary	18.5
Health Care	14.7
Energy	8.3
Financials	6.9
Consumer Staples	5.2
Registered Investment Company	1.5
Materials	1.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

10 HighMark® Funds

highmark geneva mid cap growth fund investment objective HighMark Geneva Mid Cap Growth Fund seeks long-term capital appreciation.	co-portfolio manager Amy S. Croen Geneva Capital Management Ltd.	co-portfolio manager William A. Priebe Geneva Capital Management Ltd.	co-portfolio manager Michelle J. Picard Geneva Capital Management Ltd.	co-portfolio manager W. Scott Priebe Geneva Capital Management Ltd.

Comparison of Change in the Value of a $10,000 Investment in HighMark Geneva Mid Cap Growth Fund versus the Russell Midcap Growth Index and Morningstar Midcap Growth Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	10.87%	10.64%	17.77%	7.53%†	11.09%†	1.26%	1.13%
Class A Shares	10.71%	10.37%	17.45%	7.32%	10.98%	1.51%	1.38%
Class A Shares w/load*	4.63%	4.29%	15.27%	6.12%	10.36%	1.51%	1.38%
Class B Shares	10.41%	9.74%	16.75%	6.64%	10.21%	2.01%	1.98%
Class B Shares w/load**	5.41%	4.74%	16.02%	6.33%	10.21%	2.01%	1.98%
Class C Shares	10.43%	9.76%	16.76%	6.64%	10.20%	2.01%	1.98%
Class C Shares w/load***	9.43%	8.76%	16.76%	6.64%	10.20%	2.01%	1.98%
Russell Mid Cap Growth Index	13.88%	14.63%	16.76%	6.22%	11.09%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.
†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on June 26, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 11

		geneva small cap growth fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Geneva Small Cap Growth Fund (the “Fund”) produced a total return of 13.61% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 2000 Growth Index, returned 14.23% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets. Low interest rates and expanding central bank balance sheets around the world supported a move toward lower quality, higher risk stocks within the equity indices. A slight uptick in the unemployment rate late in the reporting period and a drop in consumer confidence to a four-year low added to confusion and concern over the relative strength of the U.S. economy.

Stock selection in the health care and energy sectors contributed positively to the Fund’s performance. Specifically, Medidata Solutions in health care and Gulfport Energy Corp. in energy were strong performers throughout the reporting period. Tyler Technologies in the information technology sector added over 110 basis points to absolute performance, and was also a leading contributor to performance during the reporting period.

Stock selection in the underweight consumer discretionary sector hurt performance relative to the benchmark, as the sector overall performed well for the period. Specific stocks that detracted from performance in the consumer discretionary sector included Hibbett Sports, BJ’s Restaurants and Jos. A. Bank Clothiers.

Holdings in Liquidity Services in the information technology sector and HMS Holdings in the health care sector were the Fund’s greatest detractors.

The Fund was unable to overcome these drags on performance, and as a result, it underperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
Tyler Technologies	3.7%
Vitamin Shoppe	2.4
Ultimate Software Group	2.4
Texas Capital Bancshares	2.2
Team	2.1
SM Energy	1.8
Ulta Salon, Cosmetics & Fragrance	1.6
Techne	1.5
TreeHouse Foods	1.3
Sourcefire	0.8

fund sectors
	% of
Sector	Portfolio
Industrial	22.8%
Health Care	20.2
Information Technology	18.2
Consumer Discretionary	12.2
Energy	8.5
Financials	7.5
Registered Investment Company	4.2
Materials	3.3
Consumer Staples	3.1

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

12 HighMark® Funds

highmark geneva small cap growth fund investment objective HighMark Geneva Small Cap Growth Fund seeks long-term capital appreciation.	co-portfolio manager Amy S. Croen Geneva Capital Management Ltd.	co-portfolio manager William A. Priebe Geneva Capital Management Ltd.	co-portfolio manager Michelle J. Picard Geneva Capital Management Ltd.	co-portfolio manager W. Scott Priebe Geneva Capital Management Ltd.

Comparison of Change in the Value of a $10,000 Investment in HighMark Geneva Small Cap Growth Fund versus the Russell 2000 Growth Index and the Morningstar Small Growth Category.

			Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	Since	Expense	Expense
	Return	Return	Return	Inception†	Ratio‡	Ratio‡
Fiduciary Shares	13.74%	16.43%	20.63%	19.58%	1.82%	1.37%
Class A Shares	13.61%	16.12%	20.30%	19.27%	2.07%	1.62%
Class A Shares w/load*	7.37%	9.72%	18.05%	17.43%	2.07%	1.62%
Class C Shares	13.27%	15.45%	19.61%	18.59%	2.57%	2.22%
Class C Shares w/load**	12.27%	14.45%	19.61%	18.59%	2.57%	2.22%
Russell 2000 Growth Index	14.23%	13.63%	17.02%	17.53%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

In addition to the normal risks associated with equity investing, investing in small cap companies may involve additional risk because, as small cap companies are frequently in the early stages of growth, their stocks tend to fluctuate in value.

†	Commenced investment operations on June 12, 2009.
‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 13

		international opportunities fund (unaudited)

performance

For the semi-annual period ended January 31, 2013, HighMark International Opportunities Fund (the “Fund”) produced a total return of 18.75% (Class A Shares without load). In comparison, the Fund’s benchmarks, the unmanaged MSCI All-Country World ex-U.S. Index (gross) (“ACWI ex-U.S.”), and the unmanaged MSCI EAFE Index (Europe, Australasia, Far East) (gross) (“EAFE”), returned 16.79% and 18.72% respectively for the same period.

factors affecting performance

For global equity markets, it was six months of unusually low volatility and steadily rising prices. The period began on an optimistic note as European Central Bank (ECB) President Mario Draghi vowed to preserve the euro and backstop the debts of member nations via the Outright Monetary Transactions (OMT) program, whereby the ECB would purchase sovereign bonds in exchange for a country meeting certain conditions. His words turned out to have strong effect, as sentiment on Europe improved dramatically, the euro strengthened from $1.23 to $1.36, and Spanish bond yields fell from nearly 7% to just over 5%. No country actually took advantage of the ECB program, the credible promise of action making the actions themselves unnecessary. Japan also experienced change with the election of Prime Minister Shinzo Abe, who made clear that he would sacrifice central bank independence and print as much money as is necessary to put an end to a decade or more of deflation. The yen weakened dramatically as a result, from 78 to 92 yen per U.S. dollar.

With only one exception (Israel), global equity markets ended the six-month period with gains (as measured by each country or geographic region’s respective MSCI index given in U.S. dollar terms, net dividends). For most markets, gains were in the double digits. For the PIGS (Portugal, Italy, Greece, and Spain), gains were in the 35%-50% range. Although Japan’s market rose 30% in local terms (led by exporters standing to benefit from a weaker currency) the return in U.S. dollar terms was lower at 11%. Collectively, the emerging markets (MSCI EM Index up 13.11%) underperformed EAFE as developed Europe enjoyed its relief rally. Although China markets performed well (index up 21%) as the market easily digested the country’s change in leadership, a number of large emerging market constituents (Korea, Brazil, and South Africa) posted single digit returns.

The Fund outperformed the ACWI ex-U.S. benchmark over the period, with country allocation a net positive and stock selection contributing the majority of added value. Country choices achieved mixed results among developed markets: although consistently underweight in the rebounding PIGS markets, the Fund’s overall Eurozone exposure changed over the period from a significant underweight to overweight, allowing shareholders to participate in the regional equity and currency rally through overweight positions in Germany (index up 26%), the Netherlands (index up 25%), and Belgium (index up 20%). Results were more definitive on the emerging side, where an emphasis on Eastern Europe (Turkey in particular, index up 25%) and an underweight in Brazil. With global volatility at a level well below the long-run average, the country models paid less attention to a market’s valuation and more to momentum and risk characteristics.

Stock selection enjoyed outperformance across most developed market regions (with the exception of Japan), while providing neutral results across the emerging markets. The large markets of developed Europe (Germany, France, Switzerland, and the Netherlands) were notable sources of added value, as was Hong Kong. In contrast to the country model, where momentum dominated value, on the stock factor side, value stocks performed well, as stocks with high going-in momentum were as likely to suffer reversals as they were to continue running. Meanwhile, earnings quality and analyst revisions held steady, providing modest benefit in most cases. The fact that the Fund’s two sources of “alpha” — country selection and stock selection — operate independently of each other, each able to pursue the style that works best in a given arena, proved beneficial to shareholders over these six months.

top ten holdings

	% of
Company*	Portfolio
Market Vectors Russia	2.1%
Roche Holding	2.0
Anheuser-Busch InBev NV	1.8
BASF	1.5
Turkiye Halk Bankasi	1.3
Unilever	1.1
Petrofac	1.1
Turkiye Is Bankasi, Cl C	1.0
Bayer	1.0
OTP Bank	1.0

fund sectors

	% of
Sector	Portfolio
Financials	26.7%
Industrial	11.2
Consumer Discretionary	10.4
Health Care	10
Consumer Staples	9.9
Materials	8.5
Energy	6.4
Telecommunication Services	5.4
Information Technology	3.8
Utilities	2.9
Registered Investment Company	2.7
Exchange Traded Fund	2.1

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

14 HighMark® Funds

highmark international opportunities fund investment objective HighMark International Opportunities Fund seeks long-term capital appreciation.	co-portfolio manager Anthony R. Craddock Bailard, Inc.	co-portfolio manager Eric P. Leve Bailard, Inc.	co-portfolio manager Peter M. Hill Bailard, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark International Opportunities Fund versus the MSCI All Country World ex-U.S. Index Gross, the MSCI EAFE Index Net and the Morningstar Foreign Large Blend Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	18.87%	18.68%	7.85%	-0.93%	10.62%†	1.35%	1.27%
Class A Shares	18.75%	18.56%	7.66%	-1.09%	10.39%†	1.60%	1.42%
Class A Shares w/load*	12.30%	11.96%	5.67%	-2.20%	9.78%†	1.60%	1.42%
Class C Shares	18.30%	17.74%	6.94%	-1.77%	9.69%†	2.10%	2.10%
Class C Shares w/load**	17.30%	16.74%	6.94%	-1.77%	9.69%†	2.10%	2.10%
Class M Shares	18.90%	18.71%	7.99%	-0.81%	10.75%	1.10%	1.10%
MSCI All Country World ex-U.S. Index Gross	16.79%	14.40%	7.51%	0.37%	11.06%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from an unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets investments involve heightened risks related to the same factors.

†
The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 15

		large cap core equity fund (unaudited)

performance

For the six-month period ended January 31, 2012, HighMark Large Cap Core Equity Fund (the “Fund”) produced a total return of 11.74% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged S&P 500 Index, returned 9.91% over the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The materials, industrials and consumer discretionary sectors performed well during the Fund’s reporting period. There were also healthy returns from the financial services sector.

Sectors that underperformed included health care and information technology.

Specific stocks that contributed positively to performance included Citigroup in the financial services sector, Proctor and Gamble in the consumer products sector and Pfizer in the health care sector. Specific stocks that detracted from performance included Apple Inc. in the technology sector.

However, the Fund was able to overcome these slight drags on performance and outperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
ExxonMobil	3.9%
Procter & Gamble	3.7
Wells Fargo	3.0
Apple	2.9
Home Depot	2.8
Coca-Cola	2.7
Chevron	2.6
General Electric	2.5
Goldman Sachs Group	2.4
Pfizer	2.3

fund sectors
	% of
Sector	Portfolio
Information Technology	15.6%
Financials	15.3
Health Care	13.6
Energy	12.0
Consumer Discretionary	11.8
Consumer Staples	10.8
Industrial	8.8
Materials	4.5
Repurchase Agreement	3.6
Utilities	2.6
Telecommunications Services	1.4

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

16 HighMark® Funds

highmark large cap core equity fund investment objective HighMark Large Cap Core Equity Fund seeks long-term capital appreciation.	.	lead portfolio manager Derek Izuel HighMark Capital Management, Inc	portfolio manager Edward Herbert HighMark Capital Management, Inc

Comparison of Change in the Value of a $10,000 Investment in HighMark Large Cap Core Equity Fund versus the S&P 500 Index and the Morningstar Large Value Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	11.99%	19.03%	14.34%	4.51%	7.42%	1.28%	0.97%
Class A Shares	11.74%	18.61%	14.02%	4.19%	7.13%	1.53%	1.22%
Class A Shares w/load*	5.64%	12.15%	11.89%	3.02%	6.52%	1.53%	1.22%
Class C Shares	11.41%	18.02%	13.34%	3.50%	6.52%†	2.03%	1.82%
Class C Shares w/load**	10.41%	17.02%	13.34%	3.50%	6.52%†	2.03%	1.82%
S&P 500 Index	9.91%	16.78%	14.14%	3.97%	7.93%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.
†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 17

		large cap growth fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Large Cap Growth Fund (the “Fund”) produced a total return of 3.89% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 1000 Growth Index, returned 7.75% over the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The sector that contributed most to the Fund’s performance during the reporting period was information technology. Specific stocks that performed well in that sector included Arm Holdings, Analog Devices, Qualcomm, Ansys and Accenture.

Sectors that detracted most from the Fund’s performance were consumer discretionary and energy. Specific stocks in the consumer discretionary sector that detracted from performance included Dollar Tree stores, PetSmart and Sally Beauty Holdings. In the energy sector, Occidental Petroleum, ExxonMobil and BG Group detracted from performance.

Unfortunately, the Fund was not able to overcome the above-mentioned drags on performance, and it underperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
Ecolab	4.9%
Apple	4.6
Qualcomm	4.2
Praxair	3.8
EMC	3.6
Coca-Cola	3.5
Danaher	3.4
Philip Morris International	3.1
American Tower REIT	3.1
International Business Machines	3.1

fund sectors
	% of
Sector	Portfolio
Information Technology	25.1%
Industrial	17.3
Consumer Staples	12.5
Consumer Discretionary	11.9
Materials	10.5
Health Care	8.9
Energy	7.1
Financials	4.5
Utilities	1.1
Registered Investment Company	1.1

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

18 HighMark® Funds

highmark large cap growth fund investment objective HighMark Large Cap Growth Fund seeks long-term capital appreciation through investments in U.S. equity securities; current income is incidental.	.	co-portfolio manager Ken Wemer HighMark Capital Management, Inc.	co-portfolio manager George Rokas HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Large Cap Growth Fund versus the Russell 1000 Growth Index and the Morningstar Large Growth Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	4.11%	14.07%	12.57%	4.98%	7.15%	1.27%	1.02%
Class A Shares	3.89%	13.71%	12.26%	4.68%	6.87%	1.52%	1.27%
Class A Shares w/load*	-1.79%	7.43%	10.18%	3.50%	6.26%	1.52%	1.27%
Class B Shares	3.64%	13.17%	11.61%	4.10%	6.23%	2.02%	1.87%
Class B Shares w/load**	-1.36%	8.17%	10.80%	3.75%	6.23%	2.02%	1.87%
Class C Shares	3.67%	13.19%	11.63%	4.07%	6.23%	2.02%	1.87%
Class C Shares w/load***	2.67%	12.19%	11.63%	4.07%	6.23%	2.02%	1.87%
Russell 1000 Growth Index	7.75%	13.43%	14.61%	5.70%	8.24%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 19

		nyse arca tech 100 index fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark NYSE Arca Tech 100 Index Fund (the “Fund”) produced a total return of 12.15% (Class A Shares without load). In comparison, the Fund’s benchmark, the NYSE Arca Tech 100 Index, returned 12.91% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of Fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund’s performance reflects the NYSE Arca Tech 100 Index’s exposure to various industries and the individual stocks in the index.

The Fund’s exposure to the communications equipment sector was 11.54% of the portfolio. The 17 stocks in that sector produced a weighted average return of 19.38% for the reporting period, which contributed 2.17% to the Fund’s total return.

Additionally, the Fund’s exposure to the software sector was 22.52% of the portfolio. The 20 stocks in that sector produced a weighted average return of 11.65% for the period, which contributed 2.75% to the Fund’s total return.

Specific stocks that contributed to performance included Salesforce.com, which increased by 38.41% during the reporting period. The Fund held 4% of the portfolio in the stock of Salesforce.com, which contributed 1.36% to the Fund’s total return.

Specific stocks that detracted from performance included a 2.39% portfolio holding in VMware Inc., which declined 15.73% over the reporting period and negatively contributed 0.32% from the Fund’s total return.

License Information
“Archipelago®”, “ARCA®”, “ARCAEX®”, “NYSE®”, “NYSE ARCA SM” and “NYSE Arca Tech 100SM” are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.
ARCHIPELAGO HOLDINGS, INC. (“ARCA”) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

top ten holdings
	% of
Company*	Portfolio
International Business Machines	4.9%
Salesforce.com	4.1
Biogen Idec	3.7
F5 Networks	2.5
Lockheed Martin	2.1
Amgen	2.1
SAP, SP ADR	2
Schlumberger	1.9
VMware, Cl A	1.8
Citrix Systems	1.8

fund sectors
	% of
Sector	Portfolio
Information Technology	69.8%
Health Care	21.6
Industrial	3.3
Registered Investment Companies	1.9
Energy	1.9
Telecommunication Services	1.5

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

20 HighMark® Funds

highmark nyse arca tech 100 index fund investment objective HighMark NYSE Arca Tech 100 Index Fund seeks to track the total return of the NYSE Arca Tech 100 Index, before deducting for Fund expenses.	lead portfolio manager Donald Nesbitt Ziegler Lotsoff Capital Management, LLC	portfolio manager Mikhail Alkhazov Ziegler Lotsoff Capital Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark NYSE Arca Tech 100 Index Fund versus the NYSE Arca Tech 100 Index and the Morningstar Technology Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	12.32%	16.41%	18.14%	9.68%†	11.24%†	1.02%	0.83%
Class A Shares	12.15%	16.08%	17.80%	9.47%	11.13%	1.27%	1.08%
Class A Shares w/load*	5.98%	9.70%	15.60%	8.23%	10.51%	1.27%	1.08%
Class B Shares	11.81%	15.39%	17.10%	8.77%	10.37%	1.77%	1.68%
Class B Shares w/load**	6.81%	10.39%	16.36%	8.48%	10.37%	1.77%	1.68%
Class C Shares	11.78%	15.37%	17.10%	8.77%	10.36%	1.77%	1.68%
Class C Shares w/load***	10.78%	14.37%	17.10%	8.77%	10.36%	1.77%	1.68%
NYSE Arca Tech 100 Index	12.91%	17.52%	19.30%	10.76%	12.39%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

The Fund’s investment in technology-related companies exposes the Fund to risks associated with economic conditions in the technology market to a greater extent than funds not concentrated in the technology sector. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology could become increasingly sensitive to downswings in the economy. In the past, such companies have also experienced volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product life spans.

†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on July 23, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 21

		small cap core fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Small Cap Core Fund (the “Fund”) produced a total return of 14.53% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Russell 2000 Index, returned 15.51% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

The materials, industrials and consumer discretionary sectors performed well during the Fund’s reporting period, along with healthy returns from the financial services sector.

Sectors that performed poorly included health care and consumer staples.

Specific stocks that contributed positively to performance included Eagle Materials in the materials sector and CommVault Systems in the technology sector.

Specific stocks that detracted from performance include Wellcare Health Plans in the health care sector and Auxilium Pharmaceuticals in the health care sector.

Unfortunately, the Fund was not able to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

top ten holdings

	% of
Company*	Portfolio
Western Asset Mortgage
Capital REIT	2.0%
Extra Space Storage REIT	2.0
Korn/Ferry International	2.0
Auxilium Pharmaceuticals	1.8
Sunstone Hotel Investors REIT	1.8
Primerica	1.7
RF Micro Devices	1.6
MDC Holdings	1.5
Sanderson Farms	1.5
Pier 1 Imports	1.5

fund sectors
	% of
Sector	Portfolio
Financials	22.9%
Information Technology	17.9
Industrial	14.4
Consumer Discretionary	13.1
Health Care	10.3
Energy	6.3
Materials	5.6
Utilities	3.3
Consumer Staples	3.1
Repurchase Agreement	2.7
Telecommunication Services	0.4

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

22 HighMark® Funds

highmark small cap core fund investment objective HighMark Small Cap Core Fund seeks long-term capital appreciation.	lead portfolio manager Derek Izuel HighMark Capital Management, Inc.	portfolio manager Edward Herbert HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Small Cap Core Fund versus the Russell 2000 Index and the Morningstar Small Blend Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	14.72%	17.36%	18.97%	6.72%	1.97%	1.71%	1.37%
Class A Shares	14.53%	16.99%	18.61%	6.40%	1.68%	1.96%	1.62%
Class A Shares w/load*	8.21%	10.57%	16.39%	5.20%	0.71%	1.96%	1.62%
Class C Shares	14.15%	16.29%	17.90%	5.65%	1.00%	2.46%	2.22%
Class C Shares w/load**	13.15%	15.29%	17.90%	5.65%	1.00%	2.46%	2.22%
Russell 2000 Index	15.51%	15.47%	15.98%	6.31%	3.68%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

In addition to the normal risks associated with equity investing, investing in small cap companies may involve additional risk because, as small cap companies are frequently in the early stages of growth, their stocks tend to fluctuate in value.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 23

		value fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Value Fund (the “Fund”) produced a total return of 13.65% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged S&P 500 Index, returned 9.91% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, as well as a drop in consumer confidence to a four-year low.

The ongoing low interest rate environment meant investors continued to seek safety and income in more defensive sectors of the market, including utilities, telecom services and consumer staples. As a result, herding behavior occurred, leading to extremely high valuations. The low interest rate environment also led to a scarcity of yield, which in turn led investors to seek income and dividend producing equities over fixed income alternatives. Consequently, due to weak fundamentals, low growth prospects and high valuations, for the period the Fund remained underweighted to these sectors relative to its benchmark.

The Fund’s portfolio for the period was positioned in a barbell strategy; on one end, owning companies well-positioned for the overall low-growth environment and on the other, owning companies able to take advantage of certain high-growth regions. Companies in the first category typically have opportunities to drive shareholder returns. These returns are generated through restructuring to drive operating margins, portfolio optimization through divestitures, spinoffs, selective M&A and increased cash returns to shareholders through buybacks and dividends. Companies in the second category are typically multinational companies poised to take advantage of emerging markets growth. The Fund focused on companies trading at low valuations with exposure to high-growth areas. This enabled it to take advantage of a market that segmented companies into developed and emerging buckets, assigning valuations accordingly. As a result, the Fund found compelling opportunities in both U.S. and foreign companies, and increased its exposure to American Depository Receipts and local ordinary shares.

The financial, industrial and consumer staples sectors performed well during the Fund’s reporting period. Specifically, the Fund’s top holdings included Citigroup and JPMorgan Chase in the financials sector, as well as Oracle in the technology sector.

The energy sector performed poorly for the period. Additionally, the Fund’s holdings in Intel and Microsoft in the technology sector, also underperformed.

However, the Fund was able to overcome this slight drag on performance, and it outperformed its benchmark for the reporting period.

top ten holdings
	% of
Company*	Portfolio
Microsoft	4.2%
Berkshire Hathaway, Cl B	3.5
JPMorgan Chase	3.1
Citigroup	2.6
Wells Fargo	2.4
Oracle	2.4
Roche Holding, SP ADR	2.3
Novartis AG, ADR	2.2
Walt Disney	2.2
Chevron	2.2

fund sectors
	% of
Sector	Portfolio
Financials	20.8%
Information Technology	15.1
Industrial	13.7
Energy	13.6
Consumer Discretionary	12.1
Health Care	11.6
Consumer Staples	8.3
Materials	3.5
Registered Investment Company	1.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

24 HighMark® Funds

highmark value fund investment objective HighMark Value Fund seeks long-term capital growth; current income is a secondary objective.	co-portfolio manager Keith Stribling HighMark Capital Management, Inc.	co-portfolio manager Todd Lowenstein HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Value Fund versus the S&P 500 Index, the Russell 1000 Value Index and the Morningstar Large Value Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	13.80%	17.91%	13.06%	2.39%	8.10%	1.14%	1.00%
Class A Shares	13.65%	17.60%	12.76%	2.12%	7.82%	1.39%	1.25%
Class A Shares w/load*	7.41%	11.10%	10.66%	0.97%	7.22%	1.39%	1.25%
Class B Shares	13.27%	16.85%	12.07%	1.51%	7.16%	1.89%	1.85%
Class B Shares w/load**	8.27%	11.85%	11.27%	1.20%	7.16%	1.89%	1.85%
Class C Shares	13.27%	16.91%	12.11%	1.54%	7.17%	1.89%	1.85%
Class C Shares w/load***	12.27%	15.91%	12.11%	1.54%	7.17%	1.89%	1.85%
Class U Shares	13.87%	18.08%	13.14%†	2.43%†	8.12%†	0.89%	0.87%
S&P 500 Index	9.91%	16.78%	14.14%	3.97%	7.93%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class U Shares, which commenced investment operations on January 4, 2012. Fiduciary Share performance has not been adjusted to reflect expenses applicable to Class U Shares. With those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 25

		tactical capital growth allocation fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Tactical Capital Growth Allocation Fund (the “Fund”) produced a total return of 11.00% (Class A Shares without load). In comparison, the Fund’s benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 7.85% over the same time period.

factors affecting performance

Global equities performed well during the reporting period, with the S&P 500 Index returning 9.91%, international stocks (MSCI EAFE) returning 18.72% and emerging market equities (MSCI EM) returning 13.11%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index with returns at 7.75% underperformed the Russell 1000 Value Index with returns at 13.97%. Small capitalization stocks outperformed large capitalization stocks with the Russell 2000 Index returning 15.51% and the Russell 1000 Index returning 10.89%. Bonds fell, with the Barclays Capital U.S. Aggregate Bond Index returning -0.29%. However, high-yield bonds returned 7.71% for the six-month period as investors searched for income. Europe showed signs of stability as a declaration by the European Central Bank (ECB) that they would do what is necessary to support the currency lent some stability to the region. Japan also showed strength as the Liberal Democratic Party returned to power on a platform of reflating the economy through currency depreciation, a move that was well-received by investors. It is worth noting that the Fund tended to carry persistent international equity, small-cap and high yield exposures during the reporting period, which outperformed U.S. markets overall.

During the reporting period, the Fund maintained a tactical asset allocation that was overweight to global equities and underweight to bonds compared to its target weights. The Fund increased its overweight to international equities during the reporting period. The Fund’s performance benefitted from these position changes. The Fund’s other tactical overweight exposures consisted of equities, favoring U.S. and emerging markets, as well as equity tilts toward small capitalization stocks, medium capitalization stocks, Real Estate Investment Trusts (REITs) and technology. During the reporting period, the Fund benefited from the small capitalization stocks, medium capitalization and technology overweights. Within the Fund’s fixed income allocation, an underweight to intermediate bonds and overweight to high-yield bonds added to performance.

The underlying equity funds held in the portfolio during the six-month reporting period had mixed returns. The positions in HighMark Large Cap Core Equity Fund, HighMark Value Equity Fund, HighMark Geneva Small Cap Growth Fund, HighMark International Opportunities Fund and HighMark Enhanced Growth Fund all outperformed their benchmarks. The HighMark Large Cap Growth Fund, HighMark Small Cap Core Fund, HighMark NYSE Arca Tech 100 Index Fund and Morgan Stanley Institutional U.S. Real Estate Fund underperformed their benchmarks.

Fixed income indices were negative for the reporting period, with the Barclays Capital Aggregate Bond Index returning -0.29%. The underlying bond fixed income holdings, HighMark Short-Term Bond Fund and HighMark Bond Fund, outperformed their benchmarks, while the Eaton Vance Income Fund of Boston underperformed its benchmark.

fund sectors

	% of
Sector	Portfolio
Affiliated Equity Registered
Investment Companies	76.9%
Repurchase Agreement	8.1
Affiliated Fixed Income Registered
Investment Company	7.2
Equity Registered Investment
Companies	4.8
Fixed Income Registered
Investment Company	3.0

Current and future portfolio holdings are subject to change and risk.

26 HighMark® Funds

highmark tactical capital growth allocation fund investment objective HighMark Tactical Capital Growth Allocation Fund primarily seeks capital appreciation.	co-portfolio manager Derek Izuel HighMark Capital Management, Inc.	co-portfolio manager David Wines HighMark Capital Management, Inc.	co-portfolio manager Jack Montgomery HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Tactical Capital Growth Allocation Fund versus the S&P 500 Index; the Barclays U.S. Aggregate Bond Index; the Citigroup 3-Month Treasury Bill Index; an unmanaged blended index of 80% S&P 500 Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index and the Morningstar Large Blend Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	11.14%	14.27%	11.95%	3.65%	5.09%†	1.99%	1.37%
Class A Shares	11.00%	13.99%	11.65%	3.38%	4.88%	2.24%	1.62%
Class A Shares w/load*	4.88%	7.72%	9.56%	2.22%	4.17%	2.24%	1.62%
Class C Shares	10.63%	13.19%	10.87%	2.66%	4.15%	2.74%	2.32%
Class C Shares w/load**	9.63%	12.19%	10.87%	2.66%	4.15%	2.74%	2.32%
Blend of 80% S&P 500 Index, 15%
Barclays Capital U.S. Aggregate
Bond Index and 5% Citigroup Bond
3-Month Treasurey Bill Index	7.85%	13.78%	12.28%	4.31%	5.71%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.
The Fund is structured as a fund-of-funds and is subject to the same risks as the underlying funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. The value of the Fund will fluctuate in response to changes in the share prices of the investments that it owns. There is no guarantee that the Fund’s principal value will increase. It is possible to lose money by investing in the Fund.

†
The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 27

		tactical growth & income allocation fund (unaudited)

performance

For the six-month period ended January 31, 2013, the HighMark Tactical Growth & Income Allocation Fund (the “Fund”) produced a total return of 8.59% (Class A Shares without load). In comparison, the Fund’s benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 5.79% over the same time period.

factors affecting performance

Global equities performed well during the reporting period, with the S&P 500 Index returning 9.91%, international stocks (MSCI EAFE) returning 18.72% and emerging market equities (MSCI EM) returning 13.11%. Growth stocks outperformed value stocks during the period. The Russell 1000 Growth Index with returns at 7.75% underperformed the Russell 1000 Value Index with returns at 13.97%. Small capitalization stocks outperformed large capitalization stocks with the Russell 2000 Index returning 15.51% and the Russell 1000 Index returning 10.89%. Bonds fell, with the Barclays Capital U.S. Aggregate Bond Index returning -0.29%. However, high-yield bonds returned 7.71% for the six-month period as investors searched for income. Europe showed signs of stability as a declaration by the European Central Bank (ECB) that they would do what is necessary to support the currency lent some stability to the region. Japan also showed strength as the Liberal Democratic Party returned to power on a platform of reflating the economy through currency depreciation, a move that was well-received by investors. It is worth noting that the Fund tended to carry persistent international equity, small-cap and high yield exposures during the reporting period, which outperformed U.S. markets overall.

During the reporting period, the Fund maintained a tactical asset allocation that was overweight to global equities and underweight to bonds compared to its target weights. The Fund increased its overweight to international equities during the reporting period. The Fund’s performance benefitted from these position changes. The Fund’s other tactical overweight exposures consisted of equities, favoring U.S. and emerging markets, as well as equity tilts toward small capitalization stocks, medium capitalization stocks, Real Estate Investment Trusts (REITs) and technology. During the reporting period, the Fund benefited from the small capitalization stocks, medium capitalization and technology overweights. Within the Fund’s fixed income allocation, an underweight to intermediate bonds and overweight to high-yield bonds added to performance.

The underlying equity funds held in the portfolio during the six-month reporting period had mixed returns. The positions in HighMark Large Cap Core Equity Fund, HighMark Value Equity Fund, HighMark Geneva Small Cap Growth Fund, HighMark International Opportunities Fund and HighMark Enhanced Growth Fund all outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Small Cap Core Fund, HighMark NYSE Arca Tech 100 Index Fund and Morgan Stanley Institutional U.S. Real Estate Fund underperformed their benchmarks.

Fixed income indices were negative for the reporting period, with the Barclays Capital Aggregate Bond Index returning -0.29%. The underlying bond fixed income holdings, HighMark Short-Term Bond Fund and HighMark Bond Fund, outperformed their benchmarks, while the Eaton Vance Income Fund of Boston underperformed its benchmark.

fund sectors

	% of
Sector	Portfolio
Affiliated Equity Registered
Investment Companies	57.8%
Affiliated Fixed Income Registered
Investment Companies	21.3
Repurchase Agreement	12.7
Fixed Income Registered
Investment Company	4.7
Equity Registered Investment
Companies	3.5

Current and future portfolio holdings are subject to change and risk.

28 HighMark® Funds

highmark tactical growth & income allocation fund investment objective HighMark Tactical Growth & Income Allocation Fund primarily seeks capital appreciation.	co-portfolio manager Derek Izuel HighMark Capital Management, Inc.	co-portfolio manager David Wines HighMark Capital Management, Inc.	co-portfolio manager Jack Montgomery HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Tactical Growth & Income Allocation Fund versus the S&P 500 Index; the Barclays U.S. Aggregate Bond Index; the Citigroup 3-Month U.S. Treasury Bill Index; an unmanaged blended index of 60% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month U.S. Treasury Bill Index and the Morningstar Moderate Allocation Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	8.70%	11.65%	10.35%	4.15%	5.09%†	1.81%	1.27%
Class A Shares	8.59%	11.41%	10.10%	3.90%	4.89%	2.06%	1.52%
Class A Shares w/load*	2.64%	5.28%	8.04%	2.73%	4.18%	2.06%	1.52%
Class C Shares	8.18%	10.57%	9.32%	3.17%	4.15%	2.56%	2.22%
Class C Shares w/load**	7.18%	9.57%	9.32%	3.17%	4.15%	2.56%	2.22%
Blend of 60% S&P 500 Index, 35%
Barclays Capital U.S. Aggregate
Bond Index and 5% Citigroup Bond
3-Month Treasurey Bill Index	5.79%	10.94%	10.63%	4.76%	5.71%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

The Fund is structured as a fund-of-funds and is subject to the same risks as the underlying funds in which it invests. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. The value of the Fund will fluctuate in response to changes in the share prices of the investments that it owns. There is no guarantee that the Fund’s principal value will increase. It is possible to lose money by investing in the Fund.

†
The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 5.50% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

29 HighMark® Funds

		bond fund (unaudited)
top ten holdings

performance

For the six-month period ended January 31, 2013, HighMark Bond Fund (the “Fund”) produced a total return of 1.29% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned -0.29% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

Despite market uncertainty, U.S. Treasury rates rose across the term structure from two-year to thirty-year bonds, with longer term rates increasing the most.

The spread for mortgaged-backed securities moderately increased during the period, due to an increase in rates which impacted expected pre-payment rates.

Also reflecting the improved corporate balance sheets, corporate bond spreads tightened across all sectors. The Corporate Option-Adjusted Spread (OAS) as measured by the Bank American Merrill Lynch US Corporate Index declined from 194 to 148 over the course of the reporting period.

With this backdrop, the Fund’s performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

Additionally, the Fund’s underweight in mortgage-backed securities relative to its benchmark benefited the portfolio as spreads widened and the duration of the benchmark increased. A significant overweight to corporate bonds, about twice the benchmark’s weight at the beginning of the period, proved beneficial as spreads tightened.

Lastly, an overweight to the financial services sector benefited the Fund as spreads in this sector tightened the most.

As a result, the Fund outperformed its benchmark for the reporting period.

	% of
Holding*	Portfolio
U.S. Treasury Note
3.000%, 09/30/16	4.1%
Time Warner Entertainment
8.375%, 03/15/23	1.8
Verizon New England
7.875%, 11/15/29	1.6
Georgia-Pacific
8.000%, 01/15/24	1.6
General Electric Capital, MTN
2.300%, 04/27/17	1.6
Metropolitan Water District of
Southern California, Build
America Bonds, Taxable, RB
6.947%, 07/01/40	1.5
FNMA
3.500%, 10/01/26	1.3
CS First Boston Mortgage
Securities, Series 2005-C1,
Cl A4 5.014%, 02/15/38	1.3
AEP Texas Central Transition
Funding, Series 2012-1, Cl A1
0.880%, 12/01/18	1.3
JPMorgan Chase Commercial
Mortgage Securities, Series
2004-PNC1, Cl A4
5.370%, 06/12/41	1.3

fund sectors
	% of
Sector	Portfolio
Financials	17.7%
Mortgage-Backed Securities	11
U.S. Government Agency
Mortgage-Backed Obligations	10.9
Asset-Backed Securities	10.7
U.S. Treasury Obligations	8.0
Energy	6.3
Health Care	5.9
Consumer Discretionary	4.5
Municipal Bonds	4.2
Consumer Staples	3.6
Utilities	3.3
Telecommunication Services	3.2
Materials	3
Industrial	2.6
Information Technology	2.2
Registered Investment Company	1.8
Foreign Governments	1.1

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

30 HighMark® Funds

highmark bond fund investment objective HighMark Bond Fund seeks total return through investments in fixed-income securities.	lead portfolio manager Jack Montgomery HighMark Capital Management, Inc.	portfolio manager Gregory Lugosi HighMark Capital Management, Inc.	portfolio manager Jeffrey Klein HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Bond Fund versus the Barclays U.S. Aggregate Bond Index and the Morningstar Intermediate-Term Bond Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	1.39%	4.87%	6.31%	6.23%	5.38%	1.00%	0.72%
Class A Shares	1.29%	4.60%	6.05%	5.96%	5.11%	1.25%	0.97%
Class A Shares w/load*	-0.97%	2.24%	5.26%	5.49%	4.87%	1.25%	0.97%
Class B Shares	0.93%	3.97%	5.32%	5.24%	4.39%	1.75%	1.65%
Class B Shares w/load**	-4.00%	-1.03%	4.41%	4.91%	4.39%	1.75%	1.65%
Class C Shares	1.08%	4.19%	5.61%	5.54%	4.74%†	1.50%	1.40%
Class C Shares w/load***	0.09%	3.19%	5.61%	5.54%	4.74%†	1.50%	1.40%
Barclays Capital U.S. Aggregate Bond
Index	-0.29%	2.59%	5.41%	5.45%	5.10%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 31

top ten holdings
california intermediate
tax-free bond fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark California Intermediate Tax-Free Bond Fund (the “Fund”) produced a total return of 1.09% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 1.30% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

New York was the nation’s largest state of issuance of municipal debt during the Fund’s reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

Mixed returns by maturity across the curve occurred during the Fund’s reporting period, with the longest maturities and lower credit quality providing the strongest performance for the reporting period. The short and intermediate areas lagged due to the ongoing low interest rate environment. As a result, the Fund underperformed its benchmark for the reporting period.

% of
Holding*	Portfolio
San Francisco City & County,
Public Utilities Commission,
Water Revenue, Ser D, RB
5.000%, 11/01/26	2.2%
California State, Economic
Recovery, Ser A, GO,
State Guaranteed
5.250%, 07/01/21	1.8
San Diego, Public Facilities
Financing Authority, Sewer
Authority, Ser B, RB
5.500%, 5/15/2023	1.6
San Diego County, Water
Authority, COP, Water
Revenues, Ser A, AGM Insured
5.000%, 5/1/2026	1.4
California State, Department of
Water Resources, Central Valley
Project, Ser AE, RB
5.000%, 12/01/22	1.3
California State, Department of
Transportation, Federal
Highway Grant, Anticipation
Bonds, Ser A, RB, National-RE
FGIC Insured
5.000%, 2/1/2014	1.3
Claremont, Unified School
District, GO,
5.000%, 8/1/2028	1.3
Southern California, Public Power
Authority, Power Project
Revenue, Canyon Power,
Ser A, RB,
5.000%, 7/1/2025	1.3
Metropolitan Water District of
Southern California,
Ser B-3, RB,
0.070%, 7/1/2035	1.2
San Francisco City & County,
Ser E, GO
5.000%, 06/15/26	1.2

top ten holdings
% of
Sector	Portfolio
General Obligations	51.4%
Revenue Bonds	39.4
Certificate of Participation	6.5
Registered Investment Company	2.3
Special Assessment	0.4

* Excludes short-term securities
Current and future portfolio holdings are subject to change and risk.

32 HighMark® Funds

highmark california intermediate tax-free bond
fund investment objective

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal income tax and California personal income tax.
lead portfolio manager Robert Bigelow HighMark Capital Management, Inc.	portfolio manager Raymond Mow HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark California Intermediate Tax-Free Bond Fund versus the Barclays 7-Year Municipal Bond Index and the Morningstar Municipal California Intermediate/Short Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	1.21%	2.87%	4.35%	4.28%	3.78%	1.02%	0.54%
Class A Shares	1.09%	2.53%	4.08%	4.01%	3.51%	1.27%	0.79%
Class A Shares w/load*	-1.16%	0.23%	3.30%	3.53%	3.27%	1.27%	0.79%
Class C Shares	0.97%	2.17%	3.63%	3.54%	3.10%†	1.52%	1.24%
Class C Shares w/load**	-0.03%	1.17%	3.63%	3.54%	3.10%†	1.52%	1.24%
Barclays 7-Year Municipal Bond
Index	1.30%	3.24%	6.03%	5.72%	5.07%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax, Federal and California personal income taxes.

†
The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 33

		national intermediate
top ten holdings
tax-free bond fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark National Intermediate Tax-Free Bond Fund (the “Fund”) produced a total return of 0.90% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 1.30% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

New York was the nation’s largest state of issuance of municipal debt during the Fund’s reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

Mixed returns by maturity across the curve occurred during the Fund’s reporting period, with the longest maturities and lower credit quality providing the strongest performance for the reporting period. The short and intermediate areas lagged due to the ongoing low interest rate environment. As a result, the Fund underperformed its benchmark for the reporting period.

	% of
Holdings*	Portfolio
Clark County, Limited Tax-Bond
Bank, GO
5.000%, 06/01/25	2.8%
Florida State, Ser D, GO
5.000%, 06/01/22	2.5
Los Angeles, Ser A, GO
5.000%, 09/01/23	2.4
Alaska State, International
Airports System, Ser D, RB,
National-RE Insured
5.000%, 10/01/22	2.3
Idaho State, Housing & Finance
Association, Grant & Revenue
Anticipation, Federal Highway
Trust, Ser A, RB
5.250%, 07/15/24	2.1
Chicago, O’Hare International
Airport Revenue, Ser B, RB,
AGM Insured
5.000%, 01/01/19	2
Honolulu City and County, Ser A,
GO, National-RE Insured
5.000%, 07/01/25	2
Houston, Texas Utility System
Revenue, First Lien, Ser A, RB,
AGM Insured
5.250%, 11/1517	1.9
Chico, Unified School District, Ser
B, GO, AGM Insured
5.000%, 08/01/25	1.8
San Ramon Valley, Unified School
District, Election 2002, GO, AGM
Insured, Prerefunded @ 100
5.250%, 08/01/14	1.8

fund sectors
	% of
Sector	Portfolio
General Obligations	56.2%
Revenue Bonds	41.3
Tax Allocation	1.3
Certificate of Participation	0.9
Registered Investment Company	0.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk

34 HighMark® Funds

highmark national intermediate tax-free bond fund investment objective HighMark National Intermediate Tax-Free Bond Fund seeks to provide high current income that is exempt from federal income tax.	lead portfolio manager Robert Bigelow HighMark Capital Management, Inc.	portfolio manager Raymond Mow HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark National Intermediate Tax-Free Bond Fund versus the Barclays 7-Year Municipal Bond Index and the Morningstar Municipal National Intermediate Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	1.11%	2.53%	4.10%	4.14%	3.75%	1.08%	0.52%
Class A Shares	0.90%	2.19%	3.81%	3.87%	3.49%	1.33%	0.77%
Class A Shares w/load*	-1.37%	-0.10%	3.03%	3.39%	3.26%	1.33%	0.77%
Class C Shares	0.75%	1.81%	3.41%	3.48%^	3.02%†^	1.58%	1.22%
Class C Shares w/load**	-0.24%	0.81%	3.41%	3.48%^	3.02%†^	1.58%	1.22%
Barclays 7-Year Municipal Bond Index	1.30%	3.24%	6.03%	5.72%	5.07%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented starting ten years ago to October 18, 2002 (commencement of investment operations of Fiduciary and Class A Shares) reflects the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax and Federal taxes.

†
The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the “Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

ˆ
For the period starting ten years ago through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of the Common Trust Fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). The performance of the Fiduciary Shares during this period does not reflect Class C Shares’ expenses. With those adjustments, performance would be lower than that shown. From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance and does reflect Class C Shares’ expenses. With those adjustments, performance would be lower than that shown. Class C Shares reopened on December 1, 2009.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 35

		short term
top ten holdings
bond fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Short Term Bond Fund (the “Fund”) produced a total return of 0.64% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Bond Index, returned 0.38% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It said that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

Despite market uncertainty, U.S. Treasury rates rose across the term structure from two-year to thirty-year bonds, with longer term rates increasing the most.

Reflecting the improved corporate balance sheets, corporate bond spreads tightened across all sectors. The Corporate Option-Adjusted Spread (OAS) as measured by the Bank American Merrill Lynch US Corporate Index declined from 194 to 148 over the course of the reporting period.

With this backdrop, the Fund’s performance benefited from a higher yield than its benchmark. As rates increased, it also benefited from a moderately defensive duration position relative to its benchmark.

Additionally, a significant overweight to corporate bonds, about twice the benchmark’s weight at the beginning of the period, proved beneficial as spreads tightened.

Lastly, an overweight to the financial services sector benefited the Fund as spreads in this sector tightened the most.

As a result, the Fund outperformed its benchmark for the reporting period.

	% of
Holding*	Portfolio
Cards II Trust, Ser 2012-4A, Cl A
0.656, 09/15/17	2.0%
Credit Suisse First Boston
Mortgage Securities, Ser
2004-C2, Cl A2
5.416%, 05/15/36	1.5
AbbVie
1.200%, 11/06/15	1.5
FNMA
3.000%, 04/01/27	1.5
U.S. Treasury Note
0.125%, 07/31/14	1.4
BB&T, MTN
2.150%, 03/22/17	1.4
General Electric Capital, MTN
2.300%, 04/27/17	1.3
Walgreen
1.800%, 09/15/17	1.3
AEP Texas Central Transition
Funding, Ser 2012-1, Cl A1
0.880%, 12/01/18	1.3
Mylan
7.625%, 07/15/17	1.2

fund sectors
	% of
Sector	Portfolio
U.S. Government Agency
Mortgage-Backed Obligations	16.9%
Financials	16.9
Asset-Backed Securities	16.2
Health Care	8.2
Mortgage-Backed Securities	5.8
Energy	5.7
Consumer Staples	5.3
Registered Investment Companies	3.5
Telecommunication Services	3.5
Information Technology	3.2
Materials	3.0
Utilities	2.8
Foreign Governments	2.2
Consumer Discretionary	2.0
Taxable Municipal Bonds	1.9
U.S. Treasury Obligation	1.7
Industrial	1.2

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

36 HighMark® Funds

highmark short term bond fund investment objective HighMark Short Term Bond Fund seeks total return through investments in fixed-income securities.	lead portfolio manager Jack Montgomery HighMark Capital Management, Inc.	portfolio manager Gregory Lugosi HighMark Capital Management, Inc.	portfolio manager Jeffrey Klein HighMark Capital Management, Inc.

Comparison of Change in the Value of a $10,000 Investment in HighMark Short Term Bond Fund versus the Barclays 1-3 Year U.S. Government/Credit Bond Index and the Morningstar Short Bond Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	Since	Expense	Expense
	Return	Return	Return	Return	Inception	Ratio‡	Ratio‡
Fiduciary Shares	0.67%	2.25%	2.33%	3.15%	3.37%	0.97%	0.60%
Class A Shares	0.64%	1.98%	2.06%	2.88%	3.09%	1.22%	0.85%
Class A Shares w/load*	-1.60%	-0.03%	1.29%	2.41%	2.81%	1.22%	0.85%
Class C Shares	0.30%	1.50%	1.61%	2.41%	2.76%†	1.47%	1.30%
Class C Shares w/load**	-0.70%	0.50%	1.61%	2.41%	2.76%†	1.47%	1.30%
Barclays Capital 1-3 Year U.S.
Government/Credit Index	0.38%	0.95%	1.64%	2.54%	3.28%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

†
The performance presented links the performance of Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance does not reflect the higher expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.
**	Reflects maximum CDSC of 1.00%.

HighMark® Funds 37

		wisconsin
top ten holdings
tax-exempt fund (unaudited)

performance

For the six-month period ended January 31, 2013, HighMark Wisconsin Tax-Exempt Fund (the “Fund”) produced a total return of 0.68% (Class A Shares without load). In comparison, the Fund’s benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 1.82% for the same period.

factors affecting performance

Overall economic conditions during the Fund’s reporting period can generally be characterized as uneven. The muted economic recovery continued during the period. Aggressive monetary actions by the U.S. Federal Reserve initially appeared to stabilize the U.S. economy and capital markets, with improvements in the key areas of housing and consumption. However, for the first time since 2009, U.S. GDP growth was negative in the fourth calendar quarter of 2012, causing more confusion and uncertainty over the relative strength of the U.S. economy and markets. Adding to this uncertainty was a slight uptick in the unemployment rate late in the reporting period, a drop in consumer confidence to a four-year low, fiscal cliff negotiations, continued struggles in the eurozone and record low interest rates.

The U.S. Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range. It reiterated that it would remain at this level for as long as unemployment remains above 6.5% and inflation remains below 2.5%.

A trend of limited new issuances of Wisconsin double-exempt bonds developed during the reporting period, with only one new issue, mainly due to ongoing austerity measures by state and local government.

The Fund was overweight in long maturity bonds relative to its benchmark, which positively impacted the Fund’s performance for the reporting period. Specifically, bonds with maturities of two to four years returned a negative return of 0.02% while bonds with maturities greater than twenty two years posted a positive return of 1.15%.

The Fund was also overweight in BBB rated bonds and underweight AAA rated bonds relative to its benchmark, which also positively impacted performance. Lower quality bonds rallied toward the end of the reporting period, with BBB posting a 0.58% total return versus a 0.40% for AAA bonds.

However, the Fund was overweight in Puerto Rico paper versus its benchmark, which detracted from performance. Puerto Rico general obligation bonds were downgraded to Baa3 from Baa1 in December, resulting in their significant underperformance in the latter half of the reporting period. Puerto Rico returned a negative 2.73% versus the benchmark total return of 0.67%.

The Fund was able to recover its performance in January as the Puerto Rico holdings rallied after being oversold during the year-end time frame.

The Fund was underweight in its average duration of 6.28 years versus the benchmark’s duration of 6.66 years. Longer duration portfolios outperformed during the fourth quarter of the 2012 calendar year, which negatively impacted the Fund’s performance.

Unfortunately, the Fund was unable to overcome these drags on performance and underperformed for the reporting period.

	% of
Company*	Portfolio
Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
National-RE Insured
5.500%, 12/15/26	3.5%
Madison, Community
Development Authority
Revenue, Wisconsin Alumni
Research Fund Project, RB
5.000%, 10/01/34	3.3
Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
National-RE Insured
5.500%, 12/15/14	2.5
Puerto Rico Sales Tax Financing,
Corporate Sales Tax Revenue,
First Sub-Ser A, RB
6.375%, 08/01/39	2.1
Glendale, Community
Development Authority, Lease
Revenue, RB,
2.600%, 09/01/21	2
Monroe, Redevelopment
Authority, Development
Revenue, Monroe Clinic Inc., RB
5.875%, 02/15/39	2
Wisconsin Center District, Ser
1998A, Junior Dedicated Tax
Revenue, RB, AGM Insured
5.250%, 12/15/23	1.9
Commonwealth of Puerto Rico,
Public Improvement, Ser A, GO,
Assured GTY Insured
5.000%, 07/01/14	1.8
Southeast Wisconsin Professional
Baseball Park District, Sales Tax
Revenue, Refunding, Ser A, RB,
EDTM, National-RE Insured
5.500%, 12/15/19	1.7
Glendale, Community
Development Authority, Lease
Revenue, RB
2.750%, 09/01/22	1.7
fund sectors
Sector	% of Portfolio
Revenue Bonds	88.7%
General Obligations	6.9
Certificate of Participation	1.1
Registered Investment Company	3.3

* Excludes short-term securities.
Current and future portfolio holdings are subject to change and risk.

38 HighMark® Funds

highmark wisconsin
tax-exempt fund
investment objective

HighMark Wisconsin Tax-Exempt Fund seeks to provide investors with a high level of current income that is exempt from federal income tax and Wisconsin personal income tax.
co-portfolio	co-portfolio	co-portfolio	co-portfolio
manager	manager	manager	manager
Eric Zenner	Richard Scargill	Paula Horn	Michael Sanders
Ziegler Lotsoff Capital	Ziegler Lotsoff Capital	Ziegler Lotsoff Capital	Ziegler Lotsoff Capital
Management, LLC	Management, LLC	Management, LLC	Management, LLC

Comparison of Change in the Value of a $10,000 Investment in HighMark Wisconsin Tax-Exempt Fund versus the Barclays Municipal Bond Index and the Morningstar Municipal Single State Intermediate Category.

			Annualized	Annualized	Annualized	Gross	Net
	6 Month	One Year	3 Year	5 Year	10 Year	Expense	Expense
	Return	Return	Return	Return	Return	Ratio‡	Ratio‡
Fiduciary Shares	0.81%	2.76%	5.08%†	4.39%†	4.01%†	1.07%	0.66%
Class A Shares	0.68%	2.50%	4.86%	4.26%	3.95%	1.32%	0.91%
Class A Shares w/load*	-1.59%	0.19%	4.06%	3.78%	3.71%	1.32%	0.91%
Class B Shares	0.23%	1.77%	4.12%	3.52%	3.20%	1.82%	1.61%
Class B Shares w/load**	-4.73%	-3.21%	3.19%	3.17%	3.20%	1.82%	1.61%
Class C Shares	0.45%	2.14%	4.40%	3.72%	3.30%	1.57%	1.36%
Class C Shares w/load***	-0.54%	1.14%	4.40%	3.72%	3.30%	1.57%	1.36%
Barclays Capital Municipal Bond Index	1.82%	4.80%	6.53%	5.73%	5.17%	—	—

Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. For month-end performance data please call 1-800-433-6884 or visit our website at www.highmarkfunds.com.

Bonds and bond funds will typically decrease in value as interest rates rise.

Under certain conditions income may be subject to Alternative Minimum Tax, Federal and Wisconsin personal income taxes.

†
The performance presented links the performance of Class A Shares from ten years ago with the performance of Class B and Class C Shares on January 6, 2003 and Fiduciary Shares on August 3, 2010. Class B and Class C Share performance does not reflect the higher expenses applicable to these Classes. With these adjustments, performance would be lower than that shown. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With these adjustments, performance would be higher than that shown.

‡
Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

*	Reflects 2.25% front-end sales charge.
**	Reflects maximum CDSC of 5.00%.
***	Reflects maximum CDSC of 1.00%.

HighMark® Funds 39

disclosure of fund expenses (unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of the mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

●
Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multi-ply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●
Hypothetical 5% return. This section is intended to help you compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund’s prospectus. If these fees were applied to your account, your costs would be higher.

	Beginning	Ending	Net	Expenses		Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid		Account	Account	Annualized	Paid
	Value at	Value at	Expense	During		Value at	Value at	Expense	During
	8/1/12	1/31/13	Ratios	Period*		8/1/12	1/31/13	Ratios	Period*
Balanced Fund					Enhanced Growth Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,033.90	0.99%	$5.08	Fiduciary Shares	$1,000.00	$0.00	1.12%	$5.81
Class A Shares	1,000.00	1,032.70	1.24%	6.35	Class A Shares	1,000.00	1,056.20	1.45%	7.51
Class B Shares	1,000.00	1,028.90	1.84%	9.41	Class C Shares	1,000.00	1,052.90	2.05%	10.61
Class C Shares	1,000.00	1,029.80	1.84%	9.41	Class M Shares	1,000.00	1,058.20	1.05%	5.45
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,020.21	0.99%	$5.04	Fiduciary Shares	$1,000.00	$1,019.56	1.12%	$5.7
Class A Shares	1,000.00	1,018.95	1.24%	6.31	Class A Shares	1,000.00	1,017.90	1.45%	7.37
Class B Shares	1,000.00	1,015.93	1.84%	9.35	Class C Shares	1,000.00	1,014.87	2.05%	10.41
Class C Shares	1,000.00	1,015.93	1.84%	9.35	Class M Shares	1,000.00	1,019.91	1.05%	5.35
Cognitive Value Fund					Equity Income Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,164.00	1.13%	$6.16	Fiduciary Shares	$1,000.00	$1,064.30	0.90%	$4.67
Class A Shares	1,000.00	1,162.00	1.47%	8.01	Class A Shares	1,000.00	1,063.20	1.15%	5.98
Class C Shares	1,000.00	1,158.60	2.07%	11.3	Class B Shares	1,000.00	1,059.50	1.75%	9.08
Class M Shares	1,000.00	1,164.10	1.07%	5.84	Class C Shares	1,000.00	1,059.30	1.75%	9.08
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,019.51	1.13%	$5.75	Fiduciary Shares	$1,000.00	$1,020.68	0.90%	$4.57
Class A Shares	1,000.00	1,017.80	1.47%	7.48	Class A Shares	1,000.00	1,019.41	1.15%	5.85
Class C Shares	1,000.00	1,014.77	2.07%	10.5	Class B Shares	1,000.00	1,016.38	1.75%	8.89
Class M Shares	1,000.00	1,019.81	1.07%	5.45	Class C Shares	1,000.00	1,016.38	1.75%	8.89

40 HighMark® Funds

	Beginning	Ending	Net	Expenses		Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid		Account	Account	Annualized	Paid
	Value at	Value at	Expense	During		Value at	Value at	Expense	During
	8/1/2012	1/31/2013	Ratios	Period*		8/1/2012	1/31/2013	Ratios	Period*
Geneva Mid Cap Growth Fund					NYSE Arca Tech 100 Index Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,108.70	1.13%	$6.01	Fiduciary Shares	$1,000.00	$1,123.20	0.79%	$4.23
Class A Shares	1,000.00	1,107.10	1.38%	7.33	Class A Shares	1,000.00	1,121.50	1.08%	5.78
Class B Shares	1,000.00	1,104.10	1.98%	10.5	Class B Shares	1,000.00	1,118.10	1.68%	8.97
Class C Shares	1,000.00	1,104.30	1.98%	10.5	Class C Shares	1,000.00	1,117.80	1.68%	8.97
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,019.51	1.13%	$5.75	Fiduciary Shares	$1,000.00	$1,021.22	0.79%	$4.02
Class A Shares	1,000.00	1,018.25	1.38%	7.02	Class A Shares	1,000.00	1,019.76	1.08%	5.5
Class B Shares	1,000.00	1,015.22	1.98%	10.06	Class B Shares	1,000.00	1,016.74	1.68%	8.54
Class C Shares	1,000.00	1,015.22	1.98%	10.06	Class C Shares	1,000.00	1,016.74	1.68%	8.54
Geneva Small Cap Growth Fund					Small Cap Core Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,137.40	1.36%	$7.33	Fiduciary Shares	$1,000.00	$1,147.20	1.33%	$7.2
Class A Shares	1,000.00	1,136.10	1.62%	8.72	Class A Shares	1,000.00	1,145.30	1.62%	8.76
Class C Shares	1,000.00	1,132.70	2.22%	11.93	Class C Shares	1,000.00	1,141.50	2.22%	11.98
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,018.35	1.36%	$6.92	Fiduciary Shares	$1,000.00	$1,018.55	1.33%	$6.77
Class A Shares	1,000.00	1,017.04	1.62%	8.24	Class A Shares	1,000.00	1,017.04	1.62%	8.24
Class C Shares	1,000.00	1,014.01	2.22%	11.27	Class C Shares	1,000.00	1,014.01	2.22%	11.27
International Opportunities Fund					Value Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,188.70	1.21%	$6.68	Fiduciary Shares	$1,000.00	$1,138.00	0.99%	$5.34
Class A Shares	1,000.00	1,187.50	1.38%	7.61	Class A Shares	1,000.00	1,136.50	1.25%	6.73
Class C Shares	1,000.00	1,183.00	2.08%	11.44	Class B Shares	1,000.00	1,132.70	1.85%	9.94
Class M Shares	1,000.00	1,189.00	1.08%	5.96	Class C Shares	1,000.00	1,132.70	1.85%	9.94
Hypothetical					Class U Shares	1,000.00	1,138.70	0.85%	4.58
Fiduciary Shares	$1,000.00	$1,019.11	1.21%	$6.16	Hypothetical
Class A Shares.	1,000.00	1,018.25	1.38%	7.02	Fiduciary Shares	$1,000.00	$1,020.21	0.99%	$5.04
Class C Shares	1,000.00	1,014.72	2.08%	10.56	Class A Shares	1,000.00	1,018.90	1.25%	6.36
Class M Shares	1,000.00	1,019.76	1.08%	5.5	Class B Shares	1,000.00	1,015.88	1.85%	9.4
Large Cap Core Equity Fund					Class C Shares	1,000.00	1,015.88	1.85%	9.4
Actual Fund Return					Class U Shares	1,000.00	1,020.92	0.85%	4.33
Fiduciary Shares	$1,000.00	$1,119.90	0.93%	$4.97	Tactical Capital Growth Allocation Fund
Class A Shares	1,000.00	1,117.40	1.22%	6.51	Actual Fund Return
Class C Shares	1,000.00	1,114.10	1.82%	9.7	Fiduciary Shares	$1,000.00	$1,111.40	0.33%	$1.76
Hypothetical					Class A Shares	1,000.00	1,110.00	0.58%	3.08
Fiduciary Shares	$1,000.00	$1,020.52	0.93%	$4.74	Class C Shares	1,000.00	1,106.30	1.27%	6.74
Class A Shares	1,000.00	1,019.06	1.22%	6.21	Hypothetical
Class C Shares	1,000.00	1,016.03	1.82%	9.25	Fiduciary Shares	$1,000.00	$1,023.54	0.33%	$1.68
Large Cap Growth Fund					Class A Shares	1,000.00	1,022.28	0.58%	2.96
Actual Fund Return					Class C Shares	1,000.00	1,018.75	1.27%	6.46
Fiduciary Shares	$1,000.00	$1,041.10	1.01%	$5.2	Tactical Growth & Income Allocation Fund
Class A Shares	1,000.00	1,038.90	1.27%	6.53	Actual Fund Return
Class B Shares	1,000.00	1,036.40	1.87%	9.6	Fiduciary Shares	$1,000.00	$1,087.00	0.33%	$1.74
Class C Shares	1,000.00	1,036.70	1.87%	9.6	Class A Shares	1,000.00	1,085.90	0.58%	3.05
Hypothetical					Class C Shares	1,000.00	1,081.80	1.27%	6.66
Fiduciary Shares	$1,000.00	$1,020.11	1.01%	$5.14	Hypothetical
Class A Shares	1,000.00	1,018.80	1.27%	6.46	Fiduciary Shares	$1,000.00	$1,023.54	0.33%	$1.68
Class B Shares	1,000.00	1,015.78	1.87%	9.5	Class A Shares	1,000.00	1,022.28	0.58%	2.96
Class C Shares	1,000.00	1,015.78	1.87%	9.5	Class C Shares	1,000.00	1,018.75	1.27%	6.46

HighMark® Funds 41

disclosure of fund expenses (unaudited) (concluded)

	Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid
	Value at	Value at	Expense	During
	8/1/12	1/31/13	Ratios	Period*
Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,013.90	0.72%	$3.65
Class A Shares	1,000.00	1,012.90	0.97%	4.92
Class B Shares	1,000.00	1,009.30	1.65%	8.36
Class C Shares	1,000.00	1,010.80	1.40%	7.10
Hypothetical
Fiduciary Shares	$1,000.00	$1,021.58	0.72%	$3.67
Class A Shares	1,000.00	1,020.32	0.97%	4.94
Class B Shares	1,000.00	1,016.89	1.65%	8.39
Class C Shares	1,000.00	1,018.15	1.40%	7.12
California Intermediate Tax-Free Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,012.10	0.54%	$2.74
Class A Shares	1,000.00	1,010.90	0.79%	4.00
Class C Shares	1,000.00	1,009.70	1.24%	6.28
Hypothetical
Fiduciary Shares	$1,000.00	$1,022.48	0.54%	$2.75
Class A Shares	1,000.00	1,021.22	0.79%	4.02
Class C Shares	1,000.00	1,018.95	1.24%	6.31
National Intermediate Tax-Free Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,011.10	0.52%	$2.64
Class A Shares	1,000.00	1,009.00	0.77%	3.90
Class C Shares	1,000.00	1,007.50	1.22%	6.17
Hypothetical
Fiduciary Shares	$1,000.00	$1,022.58	0.52%	$2.65
Class A Shares	1,000.00	1,021.32	0.77%	3.92
Class C Shares	1,000.00	1,019.06	1.22%	6.21
Short Term Bond Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,006.70	0.58%	$2.93
Class A Shares	1,000.00	1,006.40	0.85%	4.30
Class C Shares	1,000.00	1,003.00	1.30%	6.56
Hypothetical
Fiduciary Shares	$1,000.00	$1,022.28	0.58%	$2.96
Class A Shares	1,000.00	1,020.92	0.85%	4.33
Class C Shares	1,000.00	1,018.65	1.30%	6.61
Wisconsin Tax-Exempt Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,008.10	0.65%	$3.29
Class A Shares	1,000.00	1,006.80	0.90%	4.55
Class B Shares	1,000.00	1,002.30	1.60%	8.08
Class C Shares	1,000.00	1,004.50	1.35%	6.82
Hypothetical
Fiduciary Shares	$1,000.00	$1,021.93	0.65%	$3.31
Class A Shares	1,000.00	1,020.67	0.90%	4.58
Class B Shares	1,000.00	1,017.14	1.60%	8.13
Class C Shares	1,000.00	1,018.40	1.35%	6.87
__________________________________________
*	Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

42 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
balanced fund

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - 59.4%†			Common Stock - (continued)†
Consumer Discretionary - 6.1%			Industrial - (continued)
Dick’s Sporting Goods	5,470	$260,317	United Parcel Service, Cl B	2,145	$170,077
Dollar Tree *	4,765	190,552	WW Grainger	1,335	290,790
PetSmart	2,390	156,330
Sally Beauty Holdings *	10,000	265,400			2,434,400
Target	2,440	147,400	Information Technology - 10.0%
TJX Companies	6,145	277,631	Accenture, Cl A ‡	3,480	250,177
Yum! Brands	3,815	247,746	Analog Devices	9,155	399,524
			ANSYS *	3,140	231,104
		1,545,376	Apple	555	252,697
Consumer Staples - 6.5%			Broadcom, Cl A	6,510	211,250
Altria Group	10,355	348,756	EMC *	18,155	446,795
Anheuser-Busch InBev NV, SP ADR	1,715	151,949	International Business Machines	1,845	374,664
Coca-Cola	4,040	150,450	Qualcomm	5,480	361,844
Costco Wholesale	2,180	223,101
Kraft Foods Group	1,631	75,385			2,528,055
Mondelez International, Cl A	4,395	122,137	Materials - 6.0%
Philip Morris International	3,810	335,890	Ecolab	8,150	590,060
Procter & Gamble	3,275	246,149	Monsanto	2,570	260,470
			Praxair	6,075	670,498
		1,653,817
Energy - 5.8%					1,521,028
Chevron	2,600	299,390	Utilities - 0.6%
ExxonMobil	6,895	620,343	ITC Holdings	1,840	149,040
Occidental Petroleum	4,375	386,181
Royal Dutch Shell PLC, ADR	2,275	160,433	Total Common Stock
			(Cost $11,314,577)		15,056,636
		1,466,347
Financials - 8.5%
American Tower REIT	5,500	418,825	Corporate Obligations - 15.6%
Arch Capital Group * ‡	4,950	229,779	Consumer Discretionary - 1.4%
Charles Schwab	8,050	133,067	AT&T
Citigroup	3,835	161,684	2.625%, 12/01/22	$50,000	48,352
US Bancorp	15,670	518,677	Comcast
Wells Fargo	20,015	697,122	5.700%, 07/01/19	50,000	60,295
			DIRECTV Holdings / DIRECTV
		2,159,154	Financing
Health Care - 6.3%			2.400%, 03/15/17	50,000	51,019
Agilent Technologies	3,910	175,090	Gap
Covidien ‡	3,730	232,528	5.950%, 04/12/21	45,000	50,787
Eli Lilly	5,660	303,885	Time Warner Entertainment
Johnson & Johnson	4,600	340,032	8.375%, 03/15/23	100,000	139,801
Merck	5,230	226,198
Pfizer	11,792	321,686			350,254
			Consumer Staples - 1.2%
		1,599,419	Clorox
Industrial - 9.6%			3.050%, 09/15/22	75,000	75,640
Danaher	11,855	710,470	CVS Caremark
Donaldson	6,985	262,706	2.750%, 12/01/22	85,000	83,664
JB Hunt Transport Services	5,090	342,404	Heineken (A)
Kansas City Southern	1,840	171,322	1.400%, 10/01/17	65,000	64,471
Pall	3,105	212,072	Walgreen
Stericycle *	2,910	274,559	3.100%, 09/15/22	75,000	74,659

					298,434

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 43

schedule of investments
January 31, 2013 (unaudited)
balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Energy - 2.2%			Financials - (continued)
Cimarex Energy			Royal Bank of Canada, MTN
5.875%, 05/01/22	$35,000	$37,450	0.800%, 10/30/15	$35,000	$35,038
El Paso Pipeline Partners Operating			Wells Fargo
5.000%, 10/01/21	60,000	66,574	5.625%, 12/11/17	100,000	118,391
Energy Transfer Partners
9.700%, 03/15/19	100,000	135,073			1,413,541
Kinder Morgan Energy Partners
3.950%, 09/01/22	75,000	78,242	Health Care - 1.5%
Magellan Midstream Partners			AbbVie (A)
6.550%, 07/15/19	50,000	61,442	1.200%, 11/06/15	75,000	75,386
Petrobras International Finance			2.900%, 11/06/22	25,000	24,716
3.875%, 01/27/16	75,000	78,548	Amgen
Petrohawk Energy			3.875%, 11/15/21	50,000	54,270
7.875%, 06/01/15	61,000	63,695	Gilead Sciences
7.250%, 08/15/18	35,000	39,422	4.400%, 12/01/21	25,000	28,019
			Laboratory Corp of America Holdings
		560,446	4.625%, 11/15/20	50,000	55,286
			Mylan (A)
Financials - 5.6%			7.625%, 07/15/17	75,000	83,935
American International Group			Wellpoint
4.250%, 09/15/14	100,000	105,279	6.000%, 02/15/14	58,000	61,167
Bank of America, MTN
5.650%, 05/01/18	100,000	115,469			382,779
BB&T, MTN
2.150%, 03/22/17	50,000	51,426	Industrial - 0.8%
Berkshire Hathaway			Continental Airlines Pass Through
3.000%, 02/11/23	75,000	74,609	Trust Ser 2010-1, Cl A
Berkshire Hathaway Finance			4.750%, 01/12/21	69,239	75,817
5.400%, 05/15/18	50,000	59,266	Delta Air Lines,
Boston Properties			Ser 2011-1, Cl A
4.125%, 05/15/21	75,000	80,487	5.300%, 04/15/19	30,284	33,388
BP Capital Markets PLC			General Electric
1.375%, 11/06/17	70,000	69,785	2.700%, 10/09/22	30,000	29,559
Capital One Bank USA			Republic Services
8.800%, 07/15/19	30,000	41,094	3.550%, 06/01/22	30,000	30,999
Capital One Financial			United Technologies
4.750%, 07/15/21	25,000	28,472	3.100%, 06/01/22	25,000	25,850
1.000%, 11/06/15	25,000	24,892
Citigroup					195,613
4.750%, 05/19/15	75,000	80,762
Ford Motor Credit			Information Technology - 0.7%
5.000%, 05/15/18	100,000	109,629	Hewlett-Packard
GE Global Insurance			4.375%, 09/15/21	75,000	73,887
7.750%, 06/15/30	90,000	120,208	Oracle
General Electric Capital, MTN			1.200%, 10/15/17	60,000	59,831
2.300%, 04/27/17	100,000	103,007	Xerox
JPMorgan Chase			2.950%, 03/15/17	50,000	50,752
4.250%, 10/15/20	100,000	109,500
Lehman Brothers Holdings, MTN (B)					184,470
0.000%, 01/24/13	125,000	31,094
NASDAQ OMX Group			Materials - 1.1%
5.250%, 01/16/18	50,000	55,133	Ball
			7.375%, 09/01/19	65,000	71,988
			Dow Chemical
			4.250%, 11/15/20	75,000	82,084

The accompanying notes are an integral part of the financial statements.

44 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
balanced fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			U.S. Government Agency Mortgage-Backed Obligations -
Materials - (continued)			(continued)
Georgia-Pacific			GNMA (continued)
8.000%, 01/15/24	$75,000	$104,590	6.500%, 01/15/29	$8,954	$10,315
Rio Tinto Finance USA			6.000%, 04/15/29	29,873	34,046
6.500%, 07/15/18	25,000	30,928
			Total U.S. Government Agency
		289,590	Mortgage-Backed Obligations
			(Cost $752,316)		794,136
Telecommunication Services - 0.6%
Verizon Maryland
8.000%, 10/15/29	75,000	96,130	Mortgage-Backed Securities - 3.3%
Verizon New England			Chase Mortgage Finance,
7.875%, 11/15/29	50,000	64,752	Ser 2004-S1, CI A3
			5.500%, 02/25/19	37,487	38,449
		160,882	Citicorp Mortgage Securities,
			Ser 2003-10, Cl A1
Utilities - 0.5%			4.500%, 11/25/18	36,595	37,565
Exelon Generation			CS First Boston Mortgage Securities,
6.200%, 10/01/17	50,000	58,652	Ser 2005-C1, Cl A4 (C)
Sempra Energy			5.014%, 02/15/38	150,000	160,772
6.150%, 06/15/18	50,000	61,176	DBUBS Mortgage Trust,
			Ser 2011-LC1A, Cl A1 (A)
		119,828	3.742%, 11/10/46	71,964	77,521
			Lehman Mortgage Trust,
Total Corporate Obligations			Ser 2007-8, Cl 1A1
(Cost $3,776,982)		3,955,837	6.000%, 09/25/37	130,837	121,252
			Morgan Stanley Capital I,
			Ser 2003-T11, Cl A4
U.S. Government Agency Mortgage-Backed Obligations - 3.1%			5.150%, 06/13/41	77,960	78,744
FHLMC Gold			Sequoia Mortgage Trust,
6.000%, 09/01/17	22,254	23,735	Ser 2012-2, Cl A2 (C)
5.000%, 10/01/20	9,854	10,552	3.500%, 04/25/42	53,430	54,615
4.500%, 05/01/19	12,175	12,978	Ser 2012-1, Cl 2A1 (C)
4.500%, 07/01/23	19,820	21,096	3.474%, 01/25/42	33,878	34,871
FNMA			Ser 2013-1, Cl 1A1 (C)
8.000%, 05/01/25	9,764	10,141	1.450%, 02/25/43	65,000	65,011
7.000%, 07/01/26	11,933	13,666	Wells Fargo Mortgage Backed
7.000%, 12/01/27	9,462	10,872	Securities Trust,
6.500%, 05/01/14	4,210	4,350	Ser 2007-7, Cl A1
6.500%, 01/01/28	7,049	7,961	6.000%, 06/25/37	118,056	116,401
6.000%, 02/01/17	26,730	28,376	Ser 2004-2, Cl A1
6.000%, 03/01/28	12,130	13,545	5.000%, 02/25/19	44,672	45,630
5.500%, 12/01/17	27,597	29,681	Ser 2003-M, Cl A1 (C)
5.000%, 11/01/18	4,362	4,720	4.680%, 12/25/33	14,060	14,511
5.000%, 09/01/25	48,610	52,483	Total Mortgage-Backed Securities
5.000%, 03/01/34	69,517	75,363
4.500%, 02/01/19	34,373	37,015	(Cost $832,486)		845,342
4.500%, 05/01/19	87,558	94,289
4.000%, 09/01/18	8,540	9,137
4.000%, 01/01/26	53,970	57,630	Asset-Backed Securities - 2.6%
3.500%, 09/01/25	78,124	82,665	AEP Texas Central Transition Funding,
3.500%, 10/01/26	90,536	95,798	Ser 2012-1, Cl A1
GNMA			0.880%, 12/01/18	88,719	89,242
7.000%, 02/15/26	12,181	13,775	American Express Credit Account
7.000%, 10/15/27	10,905	12,329	Secured Note Trust,
7.000%, 03/15/29	13,864	16,125	Ser 2012-4, Cl A (C)
6.500%, 05/15/28	10,144	11,493	0.446%, 05/15/20	75,000	75,248

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 45

schedule of investments
January 31, 2013 (unaudited)
balanced fund (continued)

Description	Par	Value	Description	Par	Value

Asset-Backed Securities - (continued)			Taxable Municipal Bonds - (continued)
ARI Fleet Lease Trust,			New Jersey - 0.1%
Ser 2012-B, Cl A (A) (C)			New Jersey State, Turnpike
0.506%, 01/15/21	$87,145	$87,168	Authority Turnpike Revenue,
Avis Budget Rental Car Funding			Build America Bonds,
AESOP, Ser 2011-1A, Cl A (A)			Taxable, RB
1.850%, 11/20/14	100,000	100,888	7.102%, 01/01/41	$25,000	$35,027
CAL Funding II,			Total Taxable Municipal Bonds
Ser 2012-1A, Cl A (A)
3.470%, 10/25/27	53,625	55,143	(Cost $282,993)		338,642
Hertz Vehicle Financing,
Ser 2011-1A, Cl A1 (A)			Repurchase Agreement - 13.4%
2.200%, 03/25/16	100,000	102,258	Credit Suisse Securities (USA)
SLM Student Loan Trust,			0.130%, dated 01/31/13,
Ser 2011-A, Cl A1 (A) (C)			matures on 02/01/13,
1.206%, 10/15/24	69,812	70,356	repurchase price $3,384,286
World Omni Auto Receivables Trust,			(collateralized by a U.S. Treasury
Ser 2011-A, Cl A4			Obligation, par value
1.910%, 04/15/16	75,000	76,301	$3,450,000, 0.250%, 02/28/14,
Total Asset-Backed Securities			total market value $3,456,341)	3,384,274	3,384,274

(Cost $649,294)		656,604	Total Repurchase Agreement
			(Cost $3,384,274)		3,384,274

U.S. Treasury Obligation - 0.7%			Total Investments - 99.4%
U.S. Treasury Note			(Cost $21,165,929)		25,204,407
0.500%, 07/31/17	175,000	172,936
Total U.S. Treasury Obligation			Other Assets & Liabilities, Net - 0.6%		144,647

(Cost $173,007)		172,936	Net Assets - 100.0%		$25,349,054

Taxable Municipal Bonds - 1.3%
California - 1.2%			*	Non-income producing security.
California State, Public School
Improvements, Taxable, GO			‡	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
6.200%, 10/01/19	50,000	60,645
Los Angeles, Department of
Water & Power Revenue,			†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Build America Bonds,
Taxable, RB			(A)
Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a)-4, 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The values of these securities as of January 31, 2013 were $741,842 and represented 2.9% of net assets.

6.574%, 07/01/45	50,000	69,476
Metropolitan Water District of
Southern California, Build
America Bonds, Taxable, RB
6.947%, 07/01/40	100,000	123,314	(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of January 31, 2013, the value of these securities amounted to $31,094, which represents 0.1% of net assets.
University of California
Revenue, Build America Bonds,
Taxable, RB (C)			(C)	Floating rate security. Rate disclosed is as of January 31, 2013.
1.988%, 05/15/50	50,000	50,180

		303,615

The accompanying notes are an integral part of the financial statements.

46 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
balanced fund (concluded)

ADR	- American Depositary Receipt
Cl	- Class
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
MTN	- Medium Term Note
PLC	- Public Liability Company
RB	- Revenue Bond
REIT	- Real Estate Investment Trust
Ser	- Series
SP ADR	- Sponsored American Depositary Receipt

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock **	$15,056,636	$15,056,636	$—	$—
Corporate Obligations	3,955,837	—	3,955,837	—
U.S. Government Agency Mortgage-Backed Obligations	794,136	—	794,136	—
Mortgage-Backed Securities	845,342	—	845,342	—
Asset-Backed Securities	656,604	—	656,604	—
U.S. Treasury Obligation	172,936	—	172,936	—
Taxable Municipal Obligations	338,642	—	338,642	—
Repurchase Agreement	3,384,274	—	3,384,274	—

Total:	$25,204,407	$15,056,636	$10,147,771	$—

**  See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 47

schedule of investments
January 31, 2013 (unaudited)
congnitive value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 94.9%†			Common Stock - (continued)†
Consumer Discretionary - 13.6%			Financials - 25.6%
Ark Restaurants	11,700	$205,335	Access National	22,000	$341,220
Belo, Cl A	81,000	686,070	Allied World Assurance Co Holdings
Big 5 Sporting Goods	19,700	273,239	AG ‡	9,550	810,127
Brown Shoe	14,700	253,428	Amtrust Financial Services	17,600	585,024
Chico’s FAS	25,900	464,387	Associated Banc-Corp	34,900	498,023
Childrens Place Retail Stores *	4,500	224,280	Bancfirst	10,900	445,810
Cooper Tire & Rubber	19,700	501,562	Banner	21,400	646,280
Crown Crafts	83,300	433,160	Brandywine Realty Trust REIT	20,500	260,965
Culp	12,400	217,000	CapitalSource	33,200	269,252
Dillard’s, Cl A	8,400	709,044	CBL & Associates Properties REIT	8,200	176,218
Full House Resorts *	67,900	218,638	Center Bancorp	14,500	173,710
G-III Apparel Group *	23,100	829,059	Century Bancorp, Cl A	3,200	106,656
Gannett	11,600	227,708	Citizens Republic Bancorp *	38,900	794,338
Genesco *	6,700	417,611	City National	3,300	174,768
Hillenbrand	17,400	430,650	CoBiz Financial	38,200	311,712
Hot Topic	27,700	307,470	Compass Diversified Holdings	47,200	746,704
Journal Communications, Cl A *	76,900	421,412	Eastern Insurance Holdings	19,900	365,364
LeapFrog Enterprises *	69,700	627,997	EMC Insurance Group	7,700	192,192
Marriott Vacations Worldwide *	16,100	714,518	Extra Space Storage REIT	22,300	888,432
Movado Group	20,000	731,200	Farmers National Banc	14,000	92,120
OfficeMax	35,300	380,534	Fifth Street Finance	15,649	169,792
Rent-A-Center	16,900	602,992	Financial Institutions	26,700	536,403
RG Barry	23,200	310,416	First American Financial	26,100	623,529
Rick’s Cabaret International *	47,100	396,582	First Defiance Financial	15,700	321,536
Smith & Wesson Holding *	36,700	315,620	First Merchants	42,800	644,140
Stage Stores	24,000	548,400	Flagstar Bancorp *	8,600	135,278
Stein Mart	25,000	211,000	Franklin Street Properties REIT	20,300	263,900
Texas Roadhouse	10,000	175,900	Granite Real Estate (Canada)	17,900	697,205
Thor Industries	12,400	521,792	Home Loan Servicing Solutions ‡	15,400	334,796
			Horizon Bancorp	12,800	255,104
		12,357,004	Lexington Realty Trust REIT	75,300	828,300
			MainSource Financial Group	12,800	176,640
Consumer Staples - 2.5%			MicroFinancial	36,400	273,364
Cal-Maine Foods	16,900	704,392	Mission West Properties REIT ^	45,500	—
Harris Teeter Supermarkets	4,400	182,556	Montpelier Re Holdings ‡	20,800	507,104
Orchids Paper Products	19,900	436,407	National Retail Properties REIT	4,700	150,494
Pantry *	17,300	216,250	One Liberty Properties REIT	9,100	200,928
United Natural Foods *	3,200	172,736	Pacific Mercantile Bancorp *	12,300	71,340
Universal	10,100	549,238	Peapack Gladstone Financial	8,900	130,741
			Pennsylvania Real Estate Investment
		2,261,579	Trust REIT	25,000	461,000
			Peoples Bancorp	14,200	308,140
Energy - 5.7%			Post Properties REIT	16,700	810,117
Alon USA Energy	26,700	523,854	Primerica	7,000	230,160
Bristow Group	5,200	296,296	PrivateBancorp	7,700	132,209
Delek US Holdings	22,900	777,913	ProAssurance	14,600	657,584
EPL Oil & Gas *	19,500	476,970	Republic Bancorp, Cl A	27,700	622,419
Hallador Energy	30,400	240,768	Resource America, Cl A	48,100	372,775
Helix Energy Solutions Group *	31,000	735,320	Safety Insurance Group	9,600	460,896
StealthGas * ‡	49,500	447,480	Sovran Self Storage REIT	12,100	789,404
Vaalco Energy *	63,711	540,906	Sterling Financial	18,400	397,256
Western Refining	34,800	1,170,324	Stewart Information Services	24,000	637,440

		5,209,831

The accompanying notes are an integral part of the financial statements.

48 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
congnitive value fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Financials - (continued)			Industrial - (continued)
Taylor Capital Group *	28,400	$492,740	Met-Pro	17,600	$182,512
Universal Insurance Holdings	155,200	704,608	MYR Group *	12,400	278,380
Validus Holdings ‡	9,400	342,254	NACCO Industries, Cl A	15,000	977,400
Webster Financial	28,700	638,575	Oshkosh *	11,100	434,898
Wilshire Bancorp *	109,600	672,944	Seaboard	100	270,331
World Acceptance *	4,100	317,955	SL Industries *	7,300	127,604
WSFS Financial	3,000	136,410	Sparton *	47,100	716,862
			Standex International	9,000	509,850
		23,384,395	Stantec (Canada)	5,300	215,975
			Steelcase, Cl A	55,100	751,013
Health Care - 5.8%			Trimas *	6,000	185,340
Addus HomeCare *	30,200	250,056	Trinity Industries	18,500	734,450
Anika Therapeutics *	18,700	198,594	Universal Truckload Services	16,500	296,010
Cambrex *	21,100	247,925	Viad	16,100	449,512
Community Health Systems	7,000	268,310
Gentiva Health Services *	7,400	73,334			15,060,397
ICU Medical *	4,300	259,935
Impax Laboratories *	21,900	441,504	Information Technology - 13.9%
Lannett *	25,900	154,882	Acxiom *	21,200	375,876
Magellan Health Services *	3,400	174,420	Alliance Fiber Optic Products	28,900	336,685
Molina Healthcare *	7,800	223,938	AOL	19,100	585,415
National Healthcare	4,600	221,398	Arris Group *	23,400	386,568
PAREXEL International *	5,300	179,405	Brocade Communications Systems *	95,300	545,116
Select Medical Holdings	53,000	516,220	Concurrent Computer	37,325	244,105
STERIS	12,400	467,852	Convergys	22,800	388,056
SurModics *	18,200	438,802	CoreLogic *	19,900	522,176
Teleflex	7,200	540,000	CSG Systems International *	18,100	340,823
United Therapeutics *	3,600	194,004	CSP	22,000	137,720
Utah Medical Products	6,200	249,240	Diebold	8,900	262,016
West Pharmaceutical Services	3,800	224,998	ePlus	4,600	214,314
			Global Cash Access Holdings *	75,700	571,535
		5,324,817	GSI Technology *	26,700	177,555
			Hackett Group	44,100	189,630
Industrial - 16.5%			IEC Electronics *	70,700	463,792
ABM Industries	10,400	227,968	Insight Enterprises *	30,200	591,920
Alaska Air Group *	20,000	922,600	Integrated Silicon Solution *	18,800	176,156
Alliant Techsystems	9,300	601,896	Itron *	8,200	380,398
Amerco	3,500	470,610	Kulicke & Soffa Industries *	24,000	271,680
Argan	43,000	808,400	Magnachip Semiconductor * ‡	40,600	650,412
AZZ	15,400	658,966	MTS Systems	17,400	989,190
Brink’s	7,300	217,686	Netscout Systems *	21,500	559,645
Columbus McKinnon *	11,700	221,364	NetSol Technologies *	35,600	258,456
Deluxe	6,100	224,419	Rudolph Technologies *	32,500	438,425
Elbit Systems ‡	3,500	133,735	Silicon Motion Technology ADR * ‡	35,200	567,776
Erickson Air-Crane *	10,100	118,473	Tech Data *	9,000	458,190
Espey Manufacturing & Electronics	15,900	399,726	Tessco Technologies	37,100	829,185
Exelis	60,400	663,796	Ultratech *	19,600	798,308
Huntington Ingalls Industries	19,000	841,700
Hyster-Yale Materials Handling	6,700	336,206			12,711,123
Intersections	59,400	616,572
Kimball International, Cl B	66,700	720,360	Materials - 6.9%
Korn/Ferry International *	11,200	192,416	A. Schulman	8,400	270,060
LB Foster, Cl A	6,700	290,177	Axiall *	13,200	741,576
MasTec *	9,300	263,190	Bemis	18,300	652,944

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 49

schedule of investments
January 31, 2013 (unaudited)
congnitive value fund (concluded)

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - (continued)†			Registered Investment Companies - (continued)
Materials - (continued)			Rydex S&P SmallCap 600 Pure
Chase	11,600	$218,312	Value ETF	12,100	$553,696
Graphic Packaging Holding *	45,200	316,852	Vanguard S&P Small-Cap 600
Huntsman	11,500	202,745	Value ETF	3,700	269,097
Kaiser Aluminum	4,200	261,072	Total Registered Investment Companies
Methanex (Canada)	14,700	527,069
Nevsun Resources (Canada)	63,000	263,340	(Cost $1,990,772)		2,630,083
Omnova Solutions *	47,700	390,186
Owens-Illinois *	11,800	280,840
PH Glatfelter	34,000	631,720	Repurchase Agreement - 1.6%
Quaker Chemical	3,500	200,095	Credit Suisse Securities (USA)
Schweitzer-Mauduit International	9,200	374,808	0.130%, dated 01/31/13, matures
Spartech *	71,000	676,630	on 02/01/13, repurchase price
Worthington Industries	9,300	255,564	$1,493,029 (collateralized by a U.S.
			Treasury obligation, par value
		6,263,813	$1,525,000, 0.250%, 02/28/14,
			total market value $1,527,803)	$1,493,024	1,493,024
Telecommunication Services - 0.4%
Primus Telecommunications Group	6,800	72,624	Total Repurchase Agreement
USA Mobility	26,700	308,652	(Cost $1,493,024)		1,493,024

		381,276	Total Investments - 99.4%
			(Cost $78,179,701)		90,674,541
Utilities - 4.0%
Black Hills	21,100	851,385	Other Assets & Liabilities, Net - 0.6%		533,942
Great Plains Energy	48,700	1,042,180
Portland General Electric	9,100	261,352	Net Assets - 100.0%		$91,208,483
UNS Energy	15,400	697,466
Vectren	23,600	744,816

		3,597,199	*	Non-income producing security.
			^	Security fair valued using methods determined in good faith by the Valuation Committee of the
Total Common Stock				Board of Trustees. The total value of these securities as of January 31, 2013 is $ —.
(Cost $74,695,905)		86,551,434	‡	This company is domiciled outside of the United States. The security’s
				functional currency is the United States dollar.
Registered Investment Companies - 2.9%			†	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

iShares Russell 2000			Cl	- Class
Value Index Fund ETF	13,000	1,040,130	ETF	- Exchange Traded Fund
iShares S&P SmallCap 600			REIT	- Real Estate Investment Trust
Value Index Fund ETF	9,000	767,160	S&P	- Standard & Poor’s

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock **	$86,551,434	$86,551,434	$—	$—
Registered Investment Companies	2,630,083	2,630,083	—	—
Repurchase Agreement	1,493,024	—	1,493,024	—

Total:	$90,674,541	$89,181,517	$1,493,024	$—

**  See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

50 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
enhanced growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.9%†			Common Stock - (continued)†
Consumer Discretionary - 4.5%			Information Technology - (continued)
Amazon.com *	3,660	$971,730	Analog Devices	12,150	$530,226
Comcast, Cl A	20,000	761,600	ANSYS *	4,700	345,920
Expedia	10,480	683,820	AOL *	5,400	165,510
Garmin ‡	7,050	267,125	Apple	15,520	7,066,411
Priceline.com *	1,600	1,096,752	Applied Materials	13,700	176,867
			ASML Holding ‡	4,656	349,619
		3,781,027	Autodesk *	19,900	773,712
			Automatic Data Processing	12,000	711,480
Health Care - 7.3%			Avago Technologies ‡	27,200	972,944
Affymax *	10,000	188,100	Avnet *	8,590	303,742
Agilent Technologies	9,760	437,053	BMC Software *	8,700	361,485
Alexion Pharmaceuticals *	4,000	375,960	Broadcom, Cl A	35,400	1,148,730
Alkermes * ‡	5,000	115,250	Brocade Communications Systems *	53,000	303,160
Amarin PLC ADR * ‡	8,000	68,160	CA	20,500	508,810
Amgen	5,000	427,300	Check Point Software Technologies * ‡	9,300	465,000
Ariad Pharmaceuticals *	6,000	119,280	Cisco Systems	85,000	1,748,450
Biogen Idec *	2,200	343,376	Citrix Systems *	4,400	321,904
BioMarin Pharmaceutical *	3,000	164,670	Cognizant Technology Solutions, Cl A *	14,800	1,157,064
Celgene *	4,000	395,840	CommVault Systems *	3,000	230,190
Cubist Pharmaceuticals *	2,500	107,600	Computer Sciences	6,000	250,800
Endo Health Solutions *	3,000	94,980	Corning	13,800	165,600
Gilead Sciences *	12,000	473,400	Cree *	15,200	655,880
Illumina *	2,000	101,260	Cypress Semiconductor *	11,600	119,132
Impax Laboratories *	7,000	141,120	Dell	48,000	635,520
Incyte *	6,000	110,280	eBay *	29,400	1,644,342
InterMune *	15,000	147,750	Electronic Arts *	10,550	165,951
Life Technologies *	1,500	97,035	EMC *	82,100	2,020,481
Merck	2,500	108,125	Equinix *	1,200	258,516
NuPathe *	29,000	103,820	F5 Networks *	8,300	870,504
Onyx Pharmaceuticals *	4,000	310,080	Facebook, Cl A *	7,800	241,566
Optimer Pharmaceuticals *	4,500	41,760	Fairchild Semiconductor International *	15,000	221,550
Perrigo	2,200	221,122	First Solar *	11,400	321,252
Questcor Pharmaceuticals	2,000	50,960	Fiserv *	7,800	626,418
Rigel Pharmaceuticals *	10,000	65,600	Flextronics International * ‡	25,000	155,250
Sarepta Therapeutics *	3,000	81,150	Google, Cl A *	5,200	3,929,588
Shire PLC ADR ‡	4,000	400,560	Hewlett-Packard	21,710	358,432
TearLab *	10,000	56,000	IAC/InterActiveCorp	9,125	376,406
Transcept Pharmaceuticals *	15,000	87,600	Intel	70,500	1,483,320
United Therapeutics *	3,000	161,670	International Business Machines	13,550	2,751,599
Vertex Pharmaceuticals *	5,000	223,900	Intersil, Cl A	12,650	109,422
Warner Chilcott, Cl A ‡	12,000	170,040	Intuit	8,650	539,587
ZIOPHARM Oncology *	35,000	138,950	Juniper Networks *	10,100	226,038
			KLA-Tencor	15,000	823,650
		6,129,751	Lam Research *	20,000	822,800
			Lexmark International, Cl A	8,000	192,480
Information Technology - 86.1%			Linear Technology	12,350	452,257
Accenture, Cl A ‡	22,350	1,606,742	LinkedIn Cl A *	1,900	235,201
Activision Blizzard	37,100	422,569	Manhattan Associates *	2,000	137,020
Acxiom *	11,300	200,349	Marvell Technology Group ‡	57,650	533,263
Akamai Technologies *	8,000	325,680	Maxim Integrated Products	20,400	641,580
Alliance Data Systems *	4,000	630,400	Micron Technology *	50,100	378,756
Altera	14,300	477,906	MICROS Systems *	4,250	195,627
Amdocs	16,100	574,609
Amphenol, Cl A	8,500	574,345

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 51

schedule of investments
January 31, 2013 (unaudited)
enhanced growth fund (concluded)

Description	Shares	Value	Description	Shares/Par	Value

Common Stock - (continued)†			Registered Investment Company - 0.2%
Information Technology - (continued)			PowerShares Trust Series I	2,000	$133,780
Microsoft	110,100	$3,024,447
Motorola Solutions	5,000	291,950	Total Registered Investment Company
NetApp *	32,020	1,152,720	(Cost $132,841)		133,780
Netease.com, ADR ‡	5,300	246,026
Nuance Communications *	14,500	348,725
NVIDIA	48,425	593,691	Repurchase Agreement - 1.7%
ON Semiconductor *	19,000	149,150	Credit Suisse Securities (USA)
Oracle	65,100	2,311,701	0.130%, dated 01/31/13,
Paychex	10,100	329,563	matures on 02/01/13,
Polycom *	14,000	154,420	repurchase price $1,380,426
Qualcomm	42,800	2,826,084	(collateralized by a U.S. Treasury
Red Hat *	15,200	844,512	obligation, par value
Riverbed Technology *	24,600	477,240	$1,410,000, 0.250%, 02/28/14,
Salesforce.com *	9,000	1,549,170	total market value $1,412,591)	$1,380,421	1,380,421
Samsung Electronics, GDR ‡	2,350	1,560,400
SanDisk *	5,700	284,943	Total Repurchase Agreement
Seagate Technology ‡	26,500	900,470	(Cost $1,380,421)		1,380,421
Siliconware Precision Industries, ADR	24,309	124,705
Skyworks Solutions *	39,800	952,812	Total Investments - 99.8%
Symantec *	50,000	1,088,500	(Cost $51,557,044)		83,167,392
SYNNEX *	5,800	208,510
Synopsys *	25,300	846,032	Other Assets & Liabilities, Net - 0.2%		186,393
Taiwan Semiconductor Manufacturing,
SP ADR	31,506	558,916	Net Assets - 100.0%		$83,353,785
TE Connectivity ‡	14,300	555,984
Teradata *	12,850	856,581
Teradyne *	20,000	323,200
Texas Instruments	23,000	760,840	* Non-income producing security.
TIBCO Software *	13,500	316,440	‡ This security is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Ultimate Software Group *	1,300	132,002
VeriSign *	14,000	607,740	† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for
VMware, Cl A *	6,700	512,416	reporting.
Western Digital	3,000	141,000	ADR - American Depositary Receipt
Xilinx	24,700	901,303	Cl - Class
Yahoo! *	41,600	816,608	GDR - Global Depositary Receipt
		71,742,413	PLC - Public Liability Company
			SP ADR - Sponsored American Depositary Receipt
Total Common Stock
(Cost $50,043,782)		81,653,191

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs

Common Stock **	$81,653,191	$81,653,191	$—	$—
Registered Investment Company	133,780	133,780	—	—
Repurchase Agreement	1,380,421	—	1,380,421	—
Total:	$83,167,392	$81,786,971	$1,380,421	$—

**  See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

52 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
equity income fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.8%†			Common Stock - (continued)†
Consumer Discretionary - 5.3%			Industrial - (continued)
Carnival	4,642	$179,738	Eaton	5,300	$301,835
Gannett	6,000	117,780	General Electric	24,868	554,059
Regal Entertainment Group, Cl A	16,143	241,015	Lockheed Martin	3,147	273,380
Target	6,221	375,811	Northrop Grumman	3,784	246,111
Time Warner	7,123	359,854	Raytheon	5,605	295,271
			Steelcase, Cl A	16,599	226,244
		1,274,198	Textainer Group Holdings ‡	6,554	271,663

Consumer Staples - 4.8%					2,999,183
Altria Group	15,564	524,196
Campbell Soup	9,046	332,079	Information Technology - 4.5%
PepsiCo	3,928	286,155	Computer Sciences	5,691	237,884
			Intel	10,683	224,770
		1,142,430	International Business Machines	1,240	251,807
			Microsoft	13,161	361,533
Energy - 14.1%
Chevron	9,261	1,066,404			1,075,994
ConocoPhillips	7,025	407,450
ExxonMobil	12,182	1,096,015	Materials - 1.4%
Spectra Energy	10,628	295,246	International Paper	8,055	333,638
Williams	14,493	507,980
			Telecommunication Services - 5.1%
		3,373,095	AT&T	12,406	431,605
			BCE (Canada)	4,905	217,880
Financials - 30.3%			Verizon Communications	13,308	580,362
ACE ‡	5,464	466,243
Allstate	10,936	480,090			1,229,847
Annaly Capital Management REIT	23,688	352,241
Assurant	9,086	347,449	Utilities - 9.2%
Bank of Hawaii	6,669	320,712	CMS Energy	14,775	379,718
Chimera Investment REIT	133,632	407,578	DTE Energy	5,461	345,736
Chubb	4,255	341,719	Duke Energy	6,410	440,623
CVB Financial	24,711	271,821	Edison International	9,590	462,141
FirstMerit	19,323	294,289	Southwest Gas	7,237	322,335
Home Properties REIT	4,962	305,014	Xcel Energy	9,122	253,408
JPMorgan Chase	16,178	761,175
Macerich REIT	4,944	295,256			2,203,961
Rayonier REIT	6,633	357,121
Sterling Financial	14,988	323,591	Total Common Stock
Travelers	4,880	382,885	(Cost $18,985,697)		23,598,199
US Bancorp	19,956	660,544
Weingarten Realty Investors REIT	6,783	195,622
Wells Fargo	19,129	666,263	Registered Investment Companies - 1.1%
			Dreyfus Cash Management	79,261	79,261
		7,229,613	SPDR S&P 500 ETF Trust	1,131	169,311

Health Care - 11.5%			Total Registered Investment Companies
Bristol-Myers Squibb	16,928	611,778	(Cost $235,637)		248,572
Eli Lilly	7,926	425,547
Johnson & Johnson	11,143	823,691	Total Investments - 99.9%
Pfizer	32,083	875,224	(Cost $19,221,334)		23,846,771

		2,736,240	Other Assets & Liabilities, Net - 0.1%		29,770

Industrial - 12.6%			Net Assets - 100.0%		$23,876,541
Boeing	4,356	321,778
Deluxe	13,831	508,842

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 53

schedule of investments
January 31, 2013 (unaudited)
equity income fund (concluded)

‡	This company is domiciled outside of the United States. The security’s	Cl	- Class
	functional currency is the United States dollar.	ETF	- Exchange Traded Fund
†	Narrow industries are utilized for compliance purposes, whereas broad	REIT	- Real Estate Investment Trust
	sectors are utilized for reporting.	S&P	- Standard & Poor’s
		SPDR	- Standard & Poor’s Depositary Receipts

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities *	$23,846,771	$23,846,771	$—	$—

*	See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

54 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
geneva mid cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.1%†			Common Stock - (continued)†
Consumer Discretionary - 18.4%			Industrial - (continued)
Chipotle Mexican Grill *	44,406	$13,633,086	Copart *	593,863	$21,325,620
Coach	211,436	10,783,236	Fastenal	541,806	26,916,922
Dick’s Sporting Goods	484,439	23,054,452	Genesee & Wyoming, Cl A *	236,051	19,965,194
LKQ *	1,265,524	28,335,082	IDEX	328,191	16,373,449
O’Reilly Automotive *	253,434	23,480,660	IHS, Cl A *	263,457	27,109,725
Panera Bread, Cl A *	180,844	28,900,680	JB Hunt Transport Services	138,624	9,325,236
Polaris Industries	257,552	22,430,204	Lincoln Electric Holdings	267,448	14,423,471
Tractor Supply	292,939	30,368,986	Roper Industries	225,548	26,490,613
Ulta Salon Cosmetics & Fragrance	181,468	17,751,200	Stericycle *	248,714	23,466,166
Under Armour, Cl A *	268,353	13,651,117	Wabtec	151,484	14,181,932

		212,388,703			243,100,666

Consumer Staples - 5.1%			Information Technology - 22.3%
Church & Dwight	408,043	23,580,805	Amphenol, Cl A	392,301	26,507,779
JM Smucker	254,128	22,523,365	ANSYS *	323,105	23,780,528
McCormick	209,837	13,083,337	Citrix Systems *	286,895	20,989,238
			Cognizant Technology Solutions,
		59,187,507	Cl A *	366,650	28,664,697
			F5 Networks *	159,927	16,773,144
Energy - 8.3%			FactSet Research Systems	192,150	17,777,718
Concho Resources *	237,882	21,699,596	Fiserv *	253,155	20,330,878
FMC Technologies *	429,880	20,354,818	Intuit	349,449	21,798,629
Oasis Petroleum *	652,689	23,418,481	MICROS Systems *	350,067	16,113,584
Oil States International *	204,677	15,878,842	Red Hat *	350,169	19,455,390
Range Resources	216,980	14,574,547	Teradata *	310,802	20,718,061
			Trimble Navigation *	392,645	24,540,313
		95,926,284
					257,449,959
Financials - 6.9%
Affiliated Managers Group *	149,665	21,541,283	Materials - 1.3%
East West Bancorp	609,821	14,300,302	Sigma-Aldrich	189,466	14,651,406
IntercontinentalExchange *	132,068	18,324,435
Signature Bank *	339,002	25,062,418	Total Common Stock
			(Cost $940,811,578)		1,130,727,408
		79,228,438

Health Care - 14.7%			Registered Investment Company - 1.5%
Align Technology *	265,701	8,332,383	Dreyfus Cash Management	17,621,589	17,621,589
Catamaran *	338,408	17,559,991
Cerner *	351,674	29,030,689	Total Registered Investment Company
CR Bard	86,843	8,864,065	(Cost $17,621,589)		17,621,589
DENTSPLY International	268,225	11,201,076
Edwards Lifesciences *	200,220	18,005,785	Total Investments - 99.6%
IDEXX Laboratories *	171,724	16,349,842	(Cost $958,433,167)		1,148,348,997
PAREXEL International *	425,901	14,416,749
Perrigo	196,973	19,797,756	Other Assets & Liabilities, Net - 0.4%		5,067,178
Varian Medical Systems *	357,199	25,236,109
			Net Assets - 100.0%		$1,153,416,175
		168,794,445
			* Non-income producing security.
Industrial - 21.1%			† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for
AMETEK	583,858	23,932,339	reporting.
CH Robinson Worldwide	87,320	5,776,218	Cl - Class
Clean Harbors *	248,494	13,813,781

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 55

schedule of investments
January 31, 2013 (unaudited)
geneva mid cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities **	$1,148,348,997	$1,148,348,997	$—	$—

**  See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

56 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
geneva small cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 95.7%†			Common Stock - (continued)†
Consumer Discretionary - 12.2%			Industrial - (continued)
BJ’s Restaurants *	24,379	$779,397	RBC Bearings *	28,748	$1,515,882
Hibbett Sports *	28,166	1,483,222	Team *	32,058	1,404,461
LKQ *	49,386	1,105,753
Monro Muffler Brake	25,856	936,504			15,310,928
Panera Bread, Cl A *	7,612	1,216,474
Ulta Salon, Cosmetics & Fragrance	10,837	1,060,075	Information Technology - 18.2%
Vitamin Shoppe *	26,666	1,628,759	Bottomline Technologies *	45,671	1,328,113
			Concur Technologies *	20,149	1,347,968
		8,210,184	ExlService Holdings *	33,379	990,021
			FactSet Research Systems	9,178	849,149
Consumer Staples - 3.1%			Interactive Intelligence Group *	38,326	1,541,472
J & J Snack Foods	17,665	1,203,870	Liquidity Services *	24,851	792,001
TreeHouse Foods *	17,128	906,585	Riverbed Technology *	40,319	782,189
			Sourcefire *	12,559	535,013
		2,110,455	Tyler Technologies *	45,449	2,456,518
			Ultimate Software Group *	15,696	1,593,772
Energy - 8.5%
Dril-Quip *	18,716	1,517,680			12,216,216
Gulfport Energy *	47,798	1,972,623
Rosetta Resources *	19,077	1,011,463	Materials - 3.3%
SM Energy	20,587	1,197,340	Balchem	32,619	1,219,951
			Sensient Technologies	26,595	1,013,270
		5,699,106
					2,233,221
Financials - 7.5%
Affiliated Managers Group *	5,752	827,885	Total Common Stock
Bank of the Ozarks	36,449	1,323,828	(Cost $54,482,785)		64,352,061
MarketAxess Holdings	37,499	1,417,837
Texas Capital Bancshares *	34,990	1,448,586
			Registered Investment Company - 4.2%
		5,018,136	Dreyfus Cash Management	2,838,749	2,838,749

Health Care - 20.1%			Total Registered Investment Company
Cantel Medical	54,472	1,710,966	(Cost $2,838,749)		2,838,749
Haemonetics *	28,210	1,183,127
HMS Holdings *	47,148	1,285,254	Total Investments - 99.9%
IDEXX Laboratories *	9,850	937,818	(Cost $57,321,534)		67,190,810
IPC The Hospitalist *	23,062	983,364
Medidata Solutions *	45,783	2,142,187	Other Assets & Liabilities, Net - 0.1%		94,902
MWI Veterinary Supply *	15,135	1,699,812
Neogen *	20,349	946,025	Net Assets - 100.0%		$67,285,712
PAREXEL International *	48,581	1,644,467
Techne	14,241	1,020,795	* Non-income producing security.

		13,553,815	† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Industrial - 22.8%			Cl - Class
Acuity Brands	21,826	1,501,629
Allegiant Travel	19,477	1,450,452
Barnes Group	34,345	820,845
Chart Industries *	17,426	1,153,427
Donaldson	24,224	911,065
Echo Global Logistics *	46,072	855,557
Genesee & Wyoming, Cl A *	16,767	1,418,153
Healthcare Services Group	63,849	1,541,953
Marten Transport	48,181	980,965
Middleby *	12,426	1,756,539

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 57

schedule of investments
January 31, 2013 (unaudited)
geneva small cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Securities **	$67,190,810	$67,190,810	$—	$—

**  See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

58 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
international opportunities fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 92.1%			Common Stock - (continued)
Australia - 4.9%			Denmark - (continued)
Amcor	200,000	$1,751,897	Pandora	50,000	$1,237,556
Beach Energy	562,500	835,866	TDC	100,000	765,283
Caltex Australia	40,000	810,044	Topdanmark *	4,000	877,937
CSL	15,000	859,368
Flight Centre	30,000	949,779			7,501,957
Insurance Australia Group	160,000	837,574
Lend Lease Group	150,000	1,620,505	France - 6.7%
Monadelphous Group	25,000	694,502	Arkema	12,000	1,368,654
Ramsay Health Care	30,000	924,126	AtoS	17,000	1,243,683
Spark Infrastructure Group	400,000	732,043	BNP Paribas	20,000	1,254,871
Wesfarmers	25,000	980,228	Cap Gemini	12,000	578,501
			Christian Dior	9,000	1,572,730
		10,995,932	Cie Generale des Etablissements
			Michelin	6,000	558,297
Austria - 0.3%			Credit Agricole *	70,000	691,931
ams	5,000	615,900	Eiffage	20,000	897,636
			Sanofi	20,000	1,951,419
Belgium - 4.0%			SCOR	25,000	719,630
Ageas	35,000	1,155,040	Societe Generale *	15,000	677,708
Anheuser-Busch InBev NV	45,000	3,904,331	Total	30,000	1,626,499
Belgacom	25,000	763,079	Vinci	18,000	917,121
Delhaize Group	15,000	711,109	Vivendi	41,333	886,160
Groupe Bruxelles Lambert	10,000	835,042
Solvay	6,000	943,394			14,944,840
ThromboGenics NV *	10,000	518,541
			Germany - 9.0%
		8,830,536	Allianz	10,000	1,430,434
			BASF	32,000	3,243,928
Bermuda - 0.7%			Bayer	22,000	2,171,055
Catlin Group	100,000	828,681	Celesio	30,000	545,018
Lancashire Holdings	50,000	649,464	Continental	6,000	704,287
			Deutsche Bank	15,000	778,218
		1,478,145	Deutsche Lufthansa	45,000	893,597
			Deutsche Post	60,000	1,408,981
Brazil - 3.0%			E.ON	50,000	869,326
Cia de Saneamento Basico do Estado			Freenet	60,000	1,292,482
de Sao Paulo	15,000	675,672	Hannover Rueckversicherung	20,000	1,614,686
Cia Energetica de Minas Gerais, SP ADR	50,000	549,000	Metro	20,000	617,388
Cielo	25,000	707,058	Muenchener Rueckversicherungs-
Cosan Industria e Comercio	40,000	944,083	Gesellschaft	5,000	918,886
Embraer	100,000	826,073	SAP	15,000	1,228,938
JBS *	200,000	766,314	Suedzucker	20,000	855,952
Porto Seguro	60,000	720,114	TUI *	140,000	1,520,537
Ultrapar Participacoes	30,000	724,182
Vale	35,000	707,610			20,093,713

		6,620,106	Hong Kong - 6.7%
			BOC Hong Kong Holdings	250,000	862,302
Czech Republic - 0.7%			Cheung Kong Holdings	80,000	1,312,118
CEZ	30,000	971,582	CLP Holdings	150,000	1,275,563
Komercni Banka	3,000	606,029	Giordano International	1,500,000	1,524,099
			Hutchison Whampoa	60,000	670,758
		1,577,611	Johnson Electric Holdings	1,200,000	847,925
			Kerry Properties	150,000	810,403
Denmark - 3.4%			New World Development	1,100,000	2,022,591
A P Moller - Maersk, Cl B	150	1,197,882
Coloplast, Cl B	30,000	1,583,344
Novo Nordisk, Cl B	10,000	1,839,955

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 59

schedule of investments
January 31, 2013 (unaudited)
international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Common Stock - (continued)
Hong Kong - (continued)			Japan - (continued)
Sino Land	500,000	$934,833	Sumitomo	60,000	$775,548
SJM Holdings	250,000	681,783	Sumitomo Mitsui Financial Group	40,000	1,605,337
Sun Hung Kai Properties	90,000	1,477,293	Sumitomo Mitsui Trust Holdings	250,000	924,053
Television Broadcasts	100,000	737,551	Toyota Boshoku	40,000	523,156
Wharf Holdings	125,000	1,104,069	Toyota Tsusho	25,000	594,073
Wheelock	125,000	704,348
					21,574,345
		14,965,636
			Netherlands - 4.3%
Hungary - 1.8%			AEGON	200,000	1,338,240
Magyar Telekom Telecommunications	300,000	566,746	CSM	35,000	810,738
MOL Hungarian Oil and Gas	15,000	1,292,585	Delta Lloyd	40,000	786,976
OTP Bank	100,000	2,150,478	Heineken	15,000	1,054,801
			Koninklijke Ahold	100,000	1,469,131
		4,009,809	Koninklijke Boskalis Westminster	25,000	1,144,958
			Koninklijke DSM	15,000	919,666
India - 4.0%			Koninklijke Philips Electronics	25,000	781,070
Dr Reddy’s Laboratories, ADR	25,000	898,500	SBM Offshore *	40,000	613,994
HCL Technologies	70,000	905,433	Wolters Kluwer	35,000	709,514
Hindustan Unilever	60,000	534,631
ICICI Bank, SP ADR	40,000	1,832,000			9,629,088
Infosys, SP ADR	15,000	790,800
Oil & Natural Gas *	250,000	1,596,635	New Zealand - 0.8%
Power Finance *	170,000	674,694	Fletcher Building	97,356	777,796
Sterlite Industries India, ADR	100,000	849,000	Telecom	500,000	1,017,531
Tata Motors, SP ADR	35,000	967,050
					1,795,327
		9,048,743
			Norway - 1.9%
Ireland - 0.5%			DNB	60,000	839,115
Experian	70,000	1,200,121	Fred Olsen Energy	17,000	812,206
			Petroleum Geo-Services	30,000	532,135
Japan - 9.7%			Telenor	40,000	882,315
Aisin Seiki	20,000	653,508	TGS Nopec Geophysical	20,000	746,856
Daiwa House Industry	70,000	1,285,253	Yara International	10,000	533,599
DIC	300,000	593,800
Fuji Heavy Industries	50,000	673,082			4,346,226
Heiwa	40,000	677,128
Idemitsu Kosan	6,500	570,069	Philippines - 1.1%
IT Holdings	40,000	565,586	Alliance Global Group	1,500,000	697,554
Itochu	100,000	1,130,734	Bank of the Philippine Islands	250,000	614,477
JFE Holdings	25,000	532,834	First Philippine Holdings	200,000	504,854
JTEKT	75,000	800,481	SM Investments	25,000	584,982
KDDI	10,000	743,616
Marubeni	120,000	880,529			2,401,867
Medipal Holdings	70,000	886,434
Mizuho Financial Group	600,000	1,200,722	Poland - 0.9%
Nissan Motor	60,000	614,140	KGHM Polska Miedz	15,000	916,634
Nomura Holdings	100,000	575,209	Polski Koncern Naftowy Orlen *	65,000	1,030,344
ORIX	10,000	1,068,402
Resona Holdings	200,000	890,153			1,946,978
SANKYU	240,000	947,455
SCSK	32,000	599,442	Singapore - 2.1%
Sony	50,000	744,710	ComfortDelGro	450,000	701,733
Sumco *	50,000	518,891	First Resources	300,000	473,882
			Oversea-Chinese Banking	150,000	1,185,311
			StarHub	250,000	787,783
			UOL Group	300,000	1,514,968

					4,663,677

The accompanying notes are an integral part of the financial statements.

60 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
international opportunities fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)			Common Stock - (continued)
Sweden - 0.9%			United Kingdom - (continued)
Securitas, Cl B	100,000	$935,065	Stagecoach Group	150,000	$728,209
Skandinaviska Enskilda Banken, Cl A	100,000	1,002,697	Tate & Lyle	70,000	902,034
			Unilever	60,000	2,442,746
		1,937,762	WH Smith	120,000	1,267,526
			William Hill	150,000	913,770
Switzerland - 6.3%
Holcim	10,000	778,529			29,821,569
Nestle	30,000	2,106,478
Novartis	30,000	2,043,844	Total Common Stock
OC Oerlikon *	120,000	1,476,842	(Cost $163,827,494)		205,284,780
Roche Holding	20,000	4,426,130
Swiss Life Holding	8,000	1,202,571
Swiss Re	12,000	893,358	Preferred Stock - 2.4%
Zurich Insurance Group	4,000	1,150,706	Brazil - 1.5%
			Banco do Estado do Rio Grande do Sul,
		14,078,458	Cl B	150,000	1,284,305
			Cia de Bebidas das Americas	15,000	706,556
Thailand - 0.6%			Klabin	120,000	822,558
Advanced Info Service, NVDR	100,000	704,225	Telefonica Brasil	20,000	505,084
Bangkok Bank, NVDR	100,000	700,872
					3,318,503
		1,405,097
			Germany - 0.9%
Turkey - 4.4%			ProSiebenSat.1 Media	20,000	684,056
Arcelik	110,000	719,261	Volkswagen	6,000	1,483,931
Koza Altin Isletmeleri	32,000	787,832
TAV Havalimanlari Holding *	150,000	933,902			2,167,987
Turk Hava Yollari *	250,000	929,638
Turkcell Iletisim Hizmetleri *	200,000	1,245,203	Total Preferred Stock
Turkiye Halk Bankasi	300,000	2,968,017	(Cost $4,560,918)		5,486,490
Turkiye Is Bankasi, Cl C	600,000	2,217,484

		9,801,337	Exchange Traded Fund - 2.1%
			Market Vectors Russia Fund	150,000	4,623,000
United Kingdom - 13.4%
Aberdeen Asset Management	300,000	1,914,611	Total Exchange Traded Fund
AMEC	40,000	685,783	(Cost $4,173,828)		4,623,000
AstraZeneca	38,085	1,844,090
BAE Systems	200,000	1,077,206
British American Tobacco	30,000	1,562,045	Registered Investment Company - 2.6%
BT Group	450,000	1,774,250	Dreyfus Cash Management	5,894,486	5,894,486
Centrica	150,000	833,122
Compass Group	110,000	1,332,869	Total Registered Investment Company
Croda International	30,000	1,153,334	(Cost $5,894,486)		5,894,486
Daily Mail & General Trust	80,000	761,277
DS Smith	200,000	702,912	Total Investments - 99.2%
GlaxoSmithKline	70,000	1,604,787	(Cost $178,456,726)		221,288,756
HSBC Holdings	168,000	1,909,624
Imperial Tobacco Group	30,000	1,115,746	Other Assets & Liabilities, Net - 0.8%		1,689,714
ITV	400,000	728,288
Micro Focus International	72,727	704,178	Net Assets - 100.0%		$222,978,470
Mondi	60,000	710,842
Petrofac	90,000	2,338,071	* Non-income producing security.
Rexam	108,000	802,481
Rexam, Cl B ^	120,000	—	^ Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of these securities as of January 31, 2013 is $11,768.
Rolls-Royce Holdings, CL C * ^	7,420,000	11,768

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 61

schedule of investments
January 31, 2013 (unaudited)
international opportunities fund (concluded)

ADR - American Depositary Receipt	Futures - A summary of the open future contracts held by the Fund at January 31, 2013 is as follows:
Cl - Class
NVDR - Non Voting Depositary Receipt	Long Futures	Number of	Expiration	Unrealized
SP ADR - Sponsored American Depositary Receipt	Outstanding	Contracts	Date	Appreciation***

Foreign currency contracts outstanding as of January 31, 2013 were as follows:	DAX Index Futures	15	March 2013	$45,333
	Swiss Market IX Futures	30	March 2013	11,208

				$56,541

		Principal			Net Unrealized	*** The primary risk exposure is the price movement of the underlying basket of equity securities. See Note 2 for additional details.
Contracts		Amount			Appreciation/
to Buy or to Sell	Currency	Covered by Contracts	Expiration	Counter- party	(Depreciation)**

Sell	INR	140,000	02/13	BNY	$(9)
Buy	JPY	109,336,081	02/13	BBH	(3,212)
Sell	JPY	525,000,000	04/13	BBH	362,076

					$358,855

**  The primary risk exposure is foreign exchange contracts.

BBH	- Brown Brothers Harriman & Co.
BNY	- The Bank of New York Mellon
INR	- Indian Rupee
JPY	- Japanese Yen

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stocks
United Kingdom	$29,821,569	$29,809,801	$—	$11,768
All Other Countries ****	175,463,211	175,463,211	—	—
Total Common Stocks:	$205,284,780	$205,273,012	$—	$11,768

Preferred Stocks	5,486,490	5,486,490	—	—
Exchange Traded Fund	4,623,000	4,623,000	—	—
Registered Investment Company	5,894,486	5,894,486	—	—
Derivative Contracts (1)
Equity Contracts	56,541	56,541	—	—
Foreign Exchange Contracts	362,076	—	362,076	—
Liabilities:
Derivative Contracts (1)
Foreign Exchange Contracts	(3,221)	—	(3,221)	—
Total:	$221,704,152	$221,333,529	$358,855	$11,768

****     See schedule of investments detail for country breakout.
(1)          Investments in derivatives include open futures contracts and open foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

62 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
large cap core equity fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 94.4%†			Common Stock - (continued)†
Consumer Discretionary - 11.6%			Health Care - 13.3%
Amazon.com *	900	$238,950	Abbott Laboratories	27,700	$938,476
Home Depot	29,595	1,980,497	AbbVie	27,700	1,016,313
Liberty Interactive, Cl A *	9,800	208,348	Allergan	3,100	325,531
Liberty Media *	11,700	1,304,667	Biogen Idec *	2,600	405,808
Lowe’s	9,800	374,262	Boston Scientific *	139,500	1,042,065
Macy’s	20,400	806,004	Cardinal Health	4,300	188,383
McDonald’s	6,400	609,856	Charles River Laboratories
McGraw-Hill	4,700	270,344	International *	8,200	338,824
Sally Beauty Holdings *	9,180	243,637	Eli Lilly	4,000	214,760
Starbucks	6,000	336,720	Humana	2,700	200,772
Starwood Hotels & Resorts Worldwide	24,900	1,529,109	McKesson	8,000	841,840
Starz - Liberty Capital *	11,700	186,498	Merck	13,190	570,467
Target	6,200	374,542	Pfizer	61,617	1,680,912
			Stryker	4,800	300,720
		8,463,434	Thermo Fisher Scientific	20,400	1,471,656
			UnitedHealth Group	3,780	208,694
Consumer Staples - 10.6%
Beam	23,000	1,410,820			9,745,221
Coca-Cola	51,920	1,933,501
Philip Morris International	16,890	1,489,022	Industrial - 8.6%
Procter & Gamble	35,500	2,668,180	3M	2,200	221,210
Wal-Mart Stores	3,700	258,815	Boeing	13,700	1,012,019
			Caterpillar	2,600	255,814
		7,760,338	Crane	3,900	196,092
			CSX	29,700	654,291
Energy - 11.7%			General Electric	81,455	1,814,817
Anadarko Petroleum	4,700	376,094	Harsco	39,230	999,973
Cabot Oil & Gas	9,650	509,327	Ingersoll-Rand PLC ‡	14,500	745,155
Chevron	16,400	1,888,460	Quanta Services *	5,950	172,372
EOG Resources	6,000	749,880	Wabtec	2,400	224,688
ExxonMobil	31,462	2,830,636
Occidental Petroleum	7,971	703,600			6,296,431
Oceaneering International	3,070	194,055
Schlumberger	3,357	262,014	Information Technology - 15.3%
Tesoro	22,200	1,080,918	Apple	4,515	2,055,725
			Cisco Systems	29,700	610,929
		8,594,984	Citrix Systems *	3,600	263,376
			Cognizant Technology Solutions, Cl A *	2,260	176,687
Financials - 15.0%			CoreLogic *	24,500	642,880
Allied World Assurance Co Holdings			eBay *	18,000	1,006,740
AG ‡	7,200	610,776	EMC *	13,300	327,313
Ameriprise Financial	5,400	358,128	FLIR Systems	22,300	530,071
CapitalSource	48,800	395,768	Google, Cl A *	700	528,983
Citigroup	21,900	923,304	International Business Machines	1,300	263,991
Goldman Sachs Group	11,700	1,729,962	Maxim Integrated Products	13,100	411,995
JPMorgan Chase	19,965	939,353	Microsoft	35,025	962,137
Regions Financial	37,700	293,306	NetApp *	7,160	257,760
Reinsurance Group of America	13,200	757,548	NVIDIA	75,500	925,630
Retail Properties of America REIT	26,490	342,781	Oracle	16,638	590,815
UDR REIT	54,800	1,309,172	Qualcomm	19,675	1,299,140
Vornado Realty Trust REIT	10,100	853,046	Visa Inc, Cl A	2,000	315,820
Wells Fargo	60,945	2,122,714
White Mountains Insurance Group	600	330,396			11,169,992

		10,966,254

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 63

schedule of investments
January 31, 2013 (unaudited)
large cap core equity fund (concluded)

Description	Shares	Value	Description	Par	Value

Common Stock - (continued)†			Repurchase Agreement - 3.6%
Materials - 4.4%			Credit Suisse Securities (USA)
Airgas	8,100	$771,444	0.130%, dated 01/31/13, matures
LyondellBasell Industries, Cl A ‡	6,200	393,204	on 02/01/13, repurchase price
Monsanto	5,100	516,885	$2,612,607 (collateralized by a U.S.
PPG Industries	7,000	965,090	Treasury obligation, par value
Praxair	5,467	603,393	$2,665,000, 0.250%, 02/28/14,
			total market value $2,669,898)	$2,612,598	$2,612,598
		3,250,016
			Total Repurchase Agreement
Telecommunication Services - 1.3%			(Cost $2,612,598)		2,612,598
Verizon Communications	22,600	985,586
			Total Investments - 98.0%
Utilities - 2.6%			(Cost $59,180,135)		71,740,101
AES	15,800	171,272
Ameren	8,800	285,472	Other Assets & Liabilities, Net - 2.0%		1,442,670
DTE Energy	14,100	892,671
Exelon	16,800	528,192	Net Assets - 100.0%		$73,182,771

		1,877,607	* Non-income producing security.
Total Common Stock			‡ This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
(Cost $56,549,897)		69,109,863
			† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Registered Investment Company - 0.0%			Cl - Class
Dreyfus Cash Management	17,640	17,640	PLC - Public Liability Company
			REIT - Real Estate Investment Trust
		17,640	Futures - A summary of the open futures contracts held by the Fund at January 31, 2013 is as follows:

Total Registered Investment Company
(Cost $17,640)		17,640

Long Futures Outstanding	Number of Contracts	Expiration Date	Unrealized (Depreciation) Appreciation**

S&P 500 E-mini	53	March 2013	$110,877

** The primary risk exposure is the price movement of the underlying basket of equity securities. See note to 2 for additional details.

S&P - Standard & Poor’s

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Assets:
Common Stock ***	$69,109,863	$69,109,863	$—	$—
Registered Investment Company	17,640	17,640	—	—
Repurchase Agreement	2,612,598	—	2,612,598	—
Derivatives (1)
Equity Contracts	110,877	110,877	—	—

Total:	$71,850,978	$69,238,380	$2,612,598	$—

*** See schedule of investments detail for industry breakout.

(1) Investments in derivatives include futures contracts.

The accompanying notes are an integral part of the financial statements.

64 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
large cap growth fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.8%†			Common Stock - (continued)†
Consumer Discretionary - 11.7%			Information Technology - 24.8%
Dick’s Sporting Goods	33,990	$1,617,584	Accenture, Cl A ‡	22,885	$1,645,203
Dollar Tree *	25,035	1,001,150	Analog Devices	51,909	2,265,308
PetSmart	11,910	779,033	ANSYS *	16,505	1,214,768
Sally Beauty Holdings *	75,865	2,013,457	Apple	7,632	3,474,925
Target	12,100	730,961	ARM Holdings PLC, SP ADR	32,945	1,352,722
TJX Companies	32,545	1,470,383	Broadcom, Cl A	23,740	770,363
Yum! Brands	20,710	1,344,907	EMC *	110,643	2,722,924
			International Business Machines	11,395	2,313,983
		8,957,475	Qualcomm	48,152	3,179,477

Consumer Staples - 12.4%					18,939,673
Anheuser-Busch InBev NV, SP ADR	23,792	2,107,971
Coca-Cola	69,994	2,606,577	Materials - 10.4%
Costco Wholesale	11,440	1,170,770	Ecolab	50,795	3,677,558
Kraft Foods Group	9,305	430,077	Monsanto	13,250	1,342,888
Mondelez International, Cl A	27,920	775,897	Praxair	26,176	2,889,045
Philip Morris International	26,739	2,357,310
					7,909,491
		9,448,602
			Utilities - 1.1%
Energy - 7.0%			ITC Holdings	10,582	857,142
Chevron	10,055	1,157,833
ExxonMobil	18,520	1,666,244	Total Common Stock
Occidental Petroleum	21,280	1,878,386	(Cost $57,324,618)		74,640,071
Royal Dutch Shell PLC, ADR	9,450	666,414

		5,368,877	Registered Investment Company - 1.0%
			Dreyfus Cash Management	808,979	808,979
Financials - 4.4%
American Tower REIT	30,405	2,315,340	Total Registered Investment Company
Charles Schwab	39,855	658,803	(Cost $808,979)		808,979
Citigroup	9,495	400,309
			Total Investments - 98.8%
		3,374,452	(Cost $58,133,597)		75,449,050

Health Care - 8.8%			Other Assets & Liabilities, Net - 1.2%		891,288
Agilent Technologies	19,170	858,433
Covidien ‡	19,960	1,244,306	Net Assets - 100.0%		$76,340,338
Eli Lilly	29,810	1,600,499
Johnson & Johnson	24,120	1,782,950	* Non-income producing security.
Merck	27,975	1,209,919
			‡ This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
		6,696,107
			† Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Industrial - 17.2%
Danaher	42,751	2,562,067	ADR - American Depositary Receipt
Donaldson	49,013	1,843,379
JB Hunt Transport Services	29,780	2,003,301	Cl - Class
Kansas City Southern	8,900	828,679
Pall	15,370	1,049,771	PLC - Public Liability Company
Stericycle *	20,859	1,968,047
United Parcel Service, Cl B	12,695	1,006,587	REIT - Real Estate Investment Trust
WW Grainger	8,385	1,826,421
			SP ADR - Sponsored American Depositary Receipt
		13,088,252

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 65

schedule of investments
January 31, 2013 (unaudited)
large cap growth fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities **	$75,449,050	$75,449,050	$—	$—

**  See schedule of investments detail for industry and security type breakouts

The accompanying notes are an integral part of the financial statements.

66 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
nyse arca tech 100 index fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.5%†			Common Stock - (continued)†
Energy - 1.9%			Information Technology - (continued)
Schlumberger	51,500	$4,019,575	eBay *	51,500	$2,880,395
			EMC *	51,500	1,267,415
Health Care - 21.5%			Emulex *	51,500	393,460
Agilent Technologies	51,500	2,306,170	F5 Networks *	51,500	5,401,320
Amgen	51,500	4,401,190	Harmonic *	51,500	269,345
AstraZeneca PLC, SP ADR	51,500	2,481,270	Harris	51,500	2,379,300
Baxter International	51,500	3,493,760	Hewlett-Packard	51,500	850,265
Biogen Idec *	51,500	8,038,120	Intel	51,500	1,083,560
Boston Scientific *	51,500	384,705	InterDigital	51,500	2,234,585
Bristol-Myers Squibb	51,500	1,861,210	International Business Machines	51,500	10,458,105
CONMED	51,500	1,512,555	Intuit	51,500	3,212,570
Gilead Sciences *	51,400	2,027,730	Ixia *	51,500	977,985
Life Technologies *	51,500	3,331,535	j2 Global	51,500	1,638,730
Medtronic	51,500	2,399,900	JDS Uniphase *	51,500	747,265
Novartis AG, ADR	51,500	3,492,730	Juniper Networks *	51,500	1,152,570
St. Jude Medical	51,500	2,096,050	KLA-Tencor	51,500	2,827,865
Thermo Fisher Scientific	51,500	3,715,210	Lam Research *	51,500	2,118,710
Valeant Pharmaceuticals International			Linear Technology	51,500	1,885,930
(Canada) *	51,500	3,415,480	LSI *	51,500	362,560
ViroPharma *	51,500	1,372,990	MEMC Electronic Materials *	51,500	214,240
		46,330,605	Microchip Technology	51,500	1,722,675
			Microsoft	51,500	1,414,705
Industrial - 3.3%			Motorola Solutions	51,500	3,007,085
Lockheed Martin	51,500	4,473,805	NetApp *	51,500	1,854,000
Raytheon	51,500	2,713,020	Nokia, SP ADR	51,500	201,880
		7,186,825	NVIDIA	51,500	631,390
			Open Text (Canada) *	51,500	3,005,025
Information Technology - 69.4%			Oracle	51,500	1,828,765
Adobe Systems *	51,500	1,948,245	Polycom *	51,500	568,045
Akamai Technologies *	51,500	2,096,565	Progress Software *	51,500	1,208,705
Altera	51,500	1,721,130	PTC *	51,500	1,193,770
Amdocs ‡	51,500	1,838,035	QLogic *	51,500	594,825
Amphenol, Cl A	51,500	3,479,855	QUALCOMM	51,500	3,400,545
Analog Devices	51,500	2,247,460	RealNetworks *	51,500	394,490
Applied Materials	51,500	664,865	Red Hat *	51,500	2,861,340
Arris Group *	51,500	850,780	Salesforce.com *	51,500	8,864,695
Autodesk *	51,500	2,002,320	SanDisk *	51,500	2,574,485
Automatic Data Processing	51,500	3,053,435	SAP, SP ADR	51,500	4,224,030
BMC Software *	51,500	2,139,825	Seagate Technology ‡	51,500	1,749,970
Broadcom, Cl A	51,500	1,671,175	Symantec *	51,500	1,121,155
CA	51,500	1,278,230	Synopsys *	51,500	1,722,160
Check Point Software Technologies * ‡	51,500	2,575,000	Tellabs	51,500	117,420
Ciena *	51,500	806,490	Teradata *	51,500	3,432,990
Cisco Systems	51,500	1,059,355	Teradyne *	51,500	832,240
Citrix Systems *	51,500	3,767,740	Tessera Technologies	51,500	903,825
Computer Sciences	51,500	2,152,700	Texas Instruments	51,500	1,703,620
Compuware *	51,500	598,430	VASCO Data Security International *	51,500	417,150
Comtech Telecommunications	51,500	1,364,750	VeriSign *	51,500	2,235,615
Corning	51,500	618,000	VMware, Cl A *	51,500	3,938,720
Cypress Semiconductor	51,500	528,905	Websense *	51,500	753,445
Dell	51,500	681,860	Western Digital	51,500	2,420,500
Digital River *	51,500	747,780	Xerox Corp	51,500	412,515
DST Systems	51,500	3,447,410

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 67

schedule of investments
January 31, 2013 (unaudited)
nyse arca tech 100 index fund (concluded)

Description	Shares	Value

Common Stock - (continued)†			*	Non-income producing security.
Information Technology - (continued)			‡	This company is domiciled outside of the United States. The security’s functional
Xilinx	51,500	$1,879,235		currency is the United States dollar.
Yahoo! *	51,500	1,010,945	†	Narrow industries are utilized for compliance purposes, whereas broad
				sectors are utilized for reporting.
		149,898,475	ADR	- American Depositary Receipt
			Cl	- Class
Telecommunication Services - 1.4%			PLC	- Public Liability Company
AT&T	51,500	1,791,685	SP ADR	- Sponsored American Depositary Receipt
Telephone and Data Systems	51,500	1,302,435
		3,094,120

Total Common Stock
(Cost $138,624,000)		210,529,600

Registered Investment Companies - 1.9%
Dreyfus Cash Management	962,262	962,262
PowerShares QQQ Trust Series 1	46,925	3,138,813

Total Registered Investment Companies
(Cost $4,106,788)		4,101,075

Total Investments - 99.4%
(Cost $142,730,788)		214,630,675
Other Assets & Liabilities, Net - 0.6%		1,253,187

Net Assets - 100.0%		$215,883,862

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities **	$214,630,675	$214,630,675	$—	$—

**  See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

68 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
small cap core fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 97.1%†			Common Stock - (continued)†
Consumer Discretionary - 13.1%			Financials - (continued)
AFC Enterprises *	11,100	$322,566	Anworth Mortgage Asset REIT	37,900	$237,254
ANN *	4,500	138,780	Banner	6,300	190,260
Bob Evans Farms	10,300	455,981	Cardinal Financial	22,400	366,016
Brown Shoe	9,100	156,884	CBL & Associates Properties REIT	31,300	672,637
Brunswick	16,800	607,488	Colonial Properties Trust REIT	9,200	201,572
Capella Education *	7,500	204,900	Dime Community Bancshares	14,700	203,007
Citi Trends *	9,600	124,224	Eagle Bancorp *	8,100	182,736
Cooper Tire & Rubber	18,200	463,372	Extra Space Storage REIT	40,200	1,601,568
Dillard’s, Cl A	9,600	810,336	First American Financial	37,100	886,319
Domino’s Pizza	10,900	507,613	First Industrial Realty Trust REIT *	54,900	860,283
EW Scripps, Cl A *	16,700	183,533	Forestar Group *	9,200	175,076
Five Below *	4,800	177,600	Healthcare Realty Trust REIT	19,700	501,956
Genesco *	2,400	149,592	HomeTrust Bancshares *	12,600	182,070
Gordmans Stores *	8,100	96,714	Huntington Bancshares	53,200	370,272
MDC Holdings	31,200	1,226,784	Iberiabank	12,000	617,880
Oxford Industries	11,800	582,684	International Bancshares	33,100	647,105
Papa John’s International *	12,100	678,810	Invesco Mortgage Capital REIT	22,600	490,420
Pier 1 Imports	53,700	1,164,753	MB Financial	8,500	190,145
Pinnacle Entertainment *	28,000	435,400	MCG Capital	39,900	183,939
Six Flags Entertainment	3,300	207,702	PacWest Bancorp	6,300	173,124
Sonic *	15,200	169,632	Pinnacle Financial Partners *	6,600	141,702
Superior Industries International	36,400	737,828	Post Properties REIT	19,100	926,541
True Religion Apparel	9,700	229,987	Potlatch REIT	6,900	299,391
Wet Seal, Cl A *	230,600	645,680	Primerica	40,600	1,334,928
			PrivateBancorp	28,600	491,062
		10,478,843	Select Income REIT	37,700	948,909
Consumer Staples - 3.1%			Sovran Self Storage REIT	4,900	319,676
Cal-Maine Foods	5,500	229,240	Sterling Financial	8,500	183,515
Pilgrim’s Pride *	48,300	408,135	Strategic Hotels & Resorts REIT *	41,400	302,634
Revlon, Cl A *	10,100	159,075	Sunstone Hotel Investors REIT *	121,600	1,406,912
Sanderson Farms	23,700	1,196,376	Trustmark	9,100	210,483
TreeHouse Foods *	5,400	285,822	United Fire Group	9,700	224,943
United Natural Foods *	4,200	226,716	Webster Financial	23,400	520,650
			Western Asset Mortgage Capital REIT	74,400	1,610,760
		2,505,364	Wilshire Bancorp *	36,200	222,268
Energy - 6.3%
Alon USA Energy	20,200	396,324			18,321,909
Arch Coal	64,400	458,528	Health Care - 10.2%
Berry Petroleum, Cl A	5,300	195,146	Acorda Therapeutics *	6,300	181,944
Cloud Peak Energy *	9,000	157,590	Auxilium Pharmaceuticals *	78,400	1,442,560
Delek US Holdings	6,400	217,408	Cyberonics *	6,300	273,168
Exterran Holdings *	44,000	1,022,560	Depomed *	27,000	189,270
GasLog ‡	19,800	251,856	Haemonetics *	13,800	578,772
Geospace Technologies *	3,600	324,576	Hi-Tech Pharmacal	5,300	193,980
Helix Energy Solutions Group *	42,800	1,015,216	Lumenis * ‡	13	—
SemGroup, Cl A *	10,700	461,812	Magellan Health Services *	10,600	543,780
Western Refining	6,600	221,958	MedAssets *	36,200	707,710
Willbros Group *	41,900	274,026	NPS Pharmaceuticals *	54,400	480,896
			NuVasive *	36,500	628,895
		4,997,000	Omnicell *	10,600	167,480
Financials - 22.9%			Quality Systems	12,700	231,648
Agree Realty REIT	8,600	243,896	Sirona Dental Systems *	5,800	385,526

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 69

schedule of investments
January 31, 2013 (unaudited)
small cap core fund (continued)

Description	Shares	Value	Description	Shares	Value

Common Stock - (continued)†			Common Stock - (continued)†
Health Care - (continued)			Information Technology - (continued)
SurModics *	45,500	$1,097,005	Formfactor *	70,600	$353,000
Synergy Pharmaceuticals *	38,000	213,180	Infoblox *	7,500	141,375
Targacept *	35,800	160,742	Intermolecular *	20,700	194,166
Vocera Communications *	5,400	141,804	Kulicke & Soffa Industries *	51,500	582,980
Volcano *	13,000	325,520	M/A-Com Technology Solutions
XenoPort *	28,100	235,759	Holdings *	8,800	149,072
			Manhattan Associates *	12,700	870,077
		8,179,639	Micrel	30,400	316,464
			MicroStrategy, Cl A *	1,300	130,351
Industrial - 14.4%			MoneyGram International *	14,700	202,419
Alaska Air Group *	12,600	581,238	NetSuite *	12,200	856,806
American Railcar Industries	10,200	401,268	Novatel Wireless *	46,900	88,172
American Science & Engineering	12,000	810,960	PTC *	10,000	231,800
AO Smith	2,150	148,952	RF Micro Devices *	259,500	1,297,500
Applied Industrial Technologies	5,100	224,196	Rosetta Stone *	10,900	141,264
Barrett Business Services	10,300	414,472	Sigma Designs *	80,100	427,734
Casella Waste Systems, Cl A *	51,700	234,718	Silicon Image *	34,500	167,325
CDI	6,800	115,736	SunPower *	143,000	1,113,970
Columbus McKinnon *	11,300	213,796	Telenav *	48,100	379,990
Corporate Executive Board	7,100	355,781	TIBCO Software *	13,900	325,816
Dycom Industries *	9,400	197,212	TiVo *	18,300	244,122
EMCOR Group	5,200	188,916	Tyler Technologies *	12,800	691,840
EnerNOC *	45,100	696,795	XO Group *	37,300	358,826
Ennis	10,800	168,588
Flow International *	42,300	159,471			14,254,996
FreightCar America	18,400	456,136
Generac Holdings *	12,000	446,160	Materials - 5.6%
Huron Consulting Group *	4,500	153,450	Boise *	29,900	246,675
Insperity	5,200	174,876	Deltic Timber	4,700	341,032
Knight Transportation	22,500	358,875	Domtar ‡	7,900	657,517
Knoll	7,100	117,718	Eagle Materials	13,700	887,349
Korn/Ferry International *	91,700	1,575,406	FutureFuel	50,500	643,875
Middleby *	1,300	183,768	Minerals Technologies	4,200	173,754
Mueller Industries	17,800	949,808	Neenah Paper	8,400	259,896
Powell Industries *	4,000	181,000	Rockwood Holdings	2,200	120,406
Resources Connection	53,300	650,793	Sensient Technologies	8,235	313,753
Saia *	9,800	254,212	Stepan	5,600	328,496
Seaboard	110	297,364	Worthington Industries	19,000	522,120
Taser International *	98,100	821,097
					4,494,873
		11,532,762
			Telecommunication Services - 0.4%
Information Technology - 17.8%			NTELOS Holdings	25,600	331,008
Acxiom *	7,900	140,067
Aspen Technology *	34,900	1,067,940	Utilities - 3.3%
Avid Technology *	20,000	148,000	El Paso Electric	13,900	468,291
Cirrus Logic *	5,600	158,088	NorthWestern	2,600	96,174
CommVault Systems *	7,400	567,802	PNM Resources	54,400	1,161,984
Comtech Telecommunications	29,000	768,500	UIL Holdings	25,100	933,971
Cornerstone OnDemand *	8,100	264,708
Emulex *	62,000	473,680			2,660,420
Entropic Communications *	39,100	204,884	Total Common Stock
Fair Isaac	15,400	694,078	(Cost $63,145,588)		77,756,814
Fairchild Semiconductor International *	34,000	502,180

The accompanying notes are an integral part of the financial statements.

70 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
small cap core fund (concluded)

Description	Par	Value
			*	Non-income producing security.
Repurchase Agreement - 2.7%			‡	This company is domiciled outside of the United States.
Credit Suisse Securities (USA)			The security’s functional currency is the United States dollar.
0.130%, dated 01/31/13,			†	Narrow industries are utilized for compliance purposes,
matures on 02/01/13,			whereas broad sectors are utilized for reporting.
repurchase price $2,143,602
(collateralized by a U.S. Treasury			Cl	- Class
Bond obligation, par value			REIT	- Real Estate Investment Trust
$2,185,000 0.25%, 02/28/14,
total market value $2,189,016)	$2,143,594	$2,143,594	Futures -	A summary of the open futures contracts held by the Fund at
			January 31, 2013 is as follows:
Total Repurchase Agreement
(Cost $2,143,594)		2,143,594		Number of	Expiration	Unrealized
			Long Futures Outstanding	Contracts	Date	Appreciation**
Total Investments - 99.8%
(Cost $65,289,182)		79,900,408	Russell 2000 Mini Index Futures	25	March 2013	$114,760

Other Assets & Liabilities, Net - 0.2%		168,177	**	The primary risk exposure is the price movement of the underlying
			basket of equity securities. See Note 2 for additional details.
Net Assets - 100.0%		$80,068,585

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stock***	$77,756,814	$77,756,814	$—	$—
Repurchase Agreement	2,143,594	—	2,143,594	—
Derivatives (1)
Equity Contracts	114,760	114,760	—	—
Total:	$80,015,168	$77,871,574	$2,143,594	$—

*** See schedule of investments detail for industry breakout.
(1) Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 71

schedule of investments
January 31, 2013 (unaudited)
value fund

Description	Shares	Value	Description	Shares	Value

Common Stock - 98.6%†			Common Stock - (continued)†
Consumer Discretionary - 12.1%			Health Care - (continued)
Autoliv	57,800	$3,803,240	Covidien ‡	63,500	$3,958,590
Comcast, Cl A	186,900	6,864,837	Novartis AG, ADR	117,500	7,968,850
DIRECTV, Cl A *	105,300	5,385,042	Roche Holding, SP ADR	146,700	8,138,916
Lowe’s	136,600	5,216,754	St. Jude Medical	120,000	4,884,000
McGraw-Hill	69,000	3,968,880	Teva Pharmaceutical Industries, SP ADR	73,300	2,784,667
News, Cl A	136,400	3,783,736
Target	97,500	5,889,975			40,980,903
Walt Disney	146,400	7,888,032	Industrial - 13.7%
			ABB, SP ADR	195,300	4,181,373
		42,800,496	ADT	67,400	3,201,500
			Canadian Pacific Railway ‡	14,800	1,709,844
Consumer Staples - 8.2%			Honeywell International	97,700	6,667,048
Heineken, ADR *	148,000	5,212,561	Jardine Matheson Holdings, ADR	58,700	3,824,305
Henkel KGaA, SP ADR	48,900	3,630,825	Joy Global	40,200	2,539,434
Mondelez International, Cl A	200,300	5,566,337	Lockheed Martin	19,000	1,650,530
Philip Morris International	77,900	6,867,664	Pentair ‡	48,900	2,478,252
Reckitt Benckiser Group PLC, SP ADR *	85,713	1,148,554	Rolls-Royce Holdings PLC, SP ADR	47,900	3,590,584
Tesco PLC, SP ADR	169,500	2,883,195	Schindler Holding AG, COP
Unilever, NY Shares ‡	97,900	3,962,992	(Switzerland)	21,000	3,115,213
			Tyco International ‡	80,000	2,418,400
		29,272,128	United Parcel Service, Cl B	68,400	5,423,436
			United Technologies	61,650	5,398,691
Energy - 13.6%			Vinci (France)	46,000	2,343,753
Apache	61,900	5,184,744
Chevron	67,000	7,715,050			48,542,363
Ensco PLC, Cl A ‡	58,800	3,737,916
Halliburton	80,100	3,258,468	Information Technology - 15.1%
National Oilwell Varco	49,000	3,632,860	CA	88,800	2,204,016
Occidental Petroleum	86,300	7,617,701	EMC *	145,000	3,568,450
Peabody Energy	134,300	3,377,645	Hewlett-Packard	203,400	3,358,134
Royal Dutch Shell PLC, ADR	89,200	6,486,624	Hitachi, ADR	39,400	2,343,906
Suncor Energy (Canada)	99,850	3,396,897	Intel	156,100	3,284,344
Williams	69,000	2,418,450	Microsoft	544,650	14,961,536
WPX Energy *	104,600	1,572,138	Motorola Solutions	58,500	3,415,815
			Oracle	240,000	8,522,400
		48,398,493	Qualcomm	58,600	3,869,358
			Texas Instruments	134,950	4,464,146
Financials - 20.8%			Xerox	441,000	3,532,410
ACE ‡	48,400	4,129,972
Berkshire Hathaway, Cl B *	129,100	12,513,663			53,524,515
Charles Schwab	258,800	4,277,964
CIT Group *	116,500	4,933,775	Materials - 3.5%
Citigroup	216,000	9,106,560	BHP Billiton PLC, ADR	44,100	3,027,024
Goldman Sachs Group	33,150	4,901,559	Crown Holdings *	70,900	2,684,274
JPMorgan Chase	232,100	10,920,305	LyondellBasell Industries, Cl A ‡	41,400	2,625,588
Lazard, Cl A ‡	169,900	5,887,035	Sealed Air	223,500	4,183,920
MetLife	124,100	4,633,894
Wells Fargo	249,200	8,679,636			12,520,806
Weyerhaeuser REIT	127,200	3,831,264
			Total Common Stock
		73,815,627	(Cost $290,699,763)		349,855,331

Health Care - 11.6%
Agilent Technologies	107,400	4,809,372
Baxter International	97,700	6,627,968
Cigna	31,000	1,808,540

The accompanying notes are an integral part of the financial statements.

72 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
value fund (concluded)

Description	Shares	Value
			*	Non-income producing security.
Registered Investment Company - 1.3%			‡	This company is domiciled outside of the United States. The security’s
Dreyfus Cash Management	4,694,106	$4,694,106		functional currency is the United States dollar.
			†	Narrow industries are utilized for compliance purposes, whereas broad
Total Registered Investment Company				sectors are utilized for reporting.
(Cost $4,694,106)		4,694,106
			ADR	- American Depositary Receipt
Total Investments - 99.9%			Cl	- Class
(Cost $295,393,869)		$354,549,437	COP	- Certificates of Participation
			NY	- New York
Other Assets & Liabilities, Net - 0.1%		192,498	PLC	- Public Liability Company
			REIT	- Real Estate Investment Trust
Net Assets - 100.0%		$354,741,935	SP ADR	- Sponsored American Depositary Receipt

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities **	$354,549,437	$354,549,437	$—	$—

**  See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 73

schedule of investments
January 31, 2013 (unaudited)
tactical capital growth allocation fund

Description	Shares	Value	Description	Shares/Par	Value

Affiliated Equity Registered Investment Companies - 77.1%			Equity Registered Investment Companies - 4.8%
HighMark Cognitive Value Fund,			Lazard Emerging Markets Equity
Fiduciary Shares - 2.4%	84,756	$1,117,926	Portfolio, Institutional Class - 4.8%	112,604	$2,218,304
HighMark Enhanced Growth Fund,
Fiduciary Shares - 0.9% *	31,160	390,117	Total Equity Registered
HighMark Geneva Mid Cap Growth			Investment Companies
Fund, Fiduciary Shares - 1.6%	29,416	751,583	(Cost $2,215,797)		2,218,304
HighMark Geneva Small Cap Growth
Fund, Fiduciary Shares - 2.4%	32,183	1,105,163	Fixed Income Registered Investment Company - 3.0%
HighMark International Opportunities			Eaton Vance Income Fund of Boston,
Fund, Fiduciary Shares - 10.1%	640,021	4,678,550	Institutional Class - 3.0%	227,563	1,374,482
HighMark Large Cap Core Equity Fund,			Total Fixed Income Registered
Fiduciary Shares - 20.7% *	935,883	9,574,081	Investment Company
HighMark Large Cap Growth Fund,			(Cost $1,311,903)		1,374,482
Fiduciary Shares - 5.3%	206,058	2,443,844
HighMark NYSE Arca Tech 100 Index			Repurchase Agreement - 8.1%
Fund, Fiduciary Shares - 3.3%	38,626	1,498,284	Credit Suisse Securities (USA)
HighMark Small Cap Core Fund,			0.130%, dated 01/31/13,
Fiduciary Shares - 15.1%	316,893	6,978,006	matures on 02/01/13,
HighMark Value Fund,			repurchase price $3,754,293
Fiduciary Shares - 15.3% *	432,554	7,050,632	(collateralized by a U.S. Treasury
Total Affiliated Equity Registered			obligation, par value
			$3,825,000, 0.250%, 02/28/14,
Investment Companies			total market value $3,832,030)	$3,754,279	3,754,279
(Cost $31,330,118)		35,588,186
			Total Repurchase Agreement
			(Cost $3,754,279)		3,754,279
Affiliated Fixed Income Registered Investment
Companies - 7.2%			Total Investments - 100.2%
HighMark Bond Fund,			(Cost $41,922,757)		46,257,393
Fiduciary Shares - 0.04%	1,493	17,109
HighMark Short Term Bond Fund,			Other Assets & Liabilities, Net - (0.2)%		(93,541)
Fiduciary Shares – 7.2%	326,907	3,305,032
			Net Assets - 100.0%		$46,163,852
Total Affiliated Fixed Income
Registered Investment Companies
(Cost $3,310,659)		3,322,141	* Non-income producing security

Affiliated Money Market Registered Investment Company -
0.00%
HighMark Diversified Money Market
Fund, Fiduciary Shares, 0.02%	1	1
Total Affiliated Money Market
Registered Investment Company
(Cost $1)		1

The accompanying notes are an integral part of the financial statements.

74 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
tactical capital growth allocation fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Registered Investment Companies **	$42,503,114	$42,503,114	$—	$—
Repurchase Agreement	3,754,279	—	3,754,279	—
Total:	$46,257,393	$42,503,114	$3,754,279	$—

**  See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 75

schedule of investments
January 31, 2013 (unaudited)
tactical growth & income allocation fund

Description	Shares	Value	Description	Shares/Par	Value

Affiliated Equity Registered Investment Companies - 57.8%			Equity Registered Investment Companies - 3.6%
HighMark Cognitive Value Fund,			Lazard Emerging Markets Equity
Fiduciary Shares - 1.9%	93,519	$1,233,516	Portfolio, Institutional Class - 3.6%	119,561	$2,355,362
HighMark Enhanced Growth Fund,
Fiduciary Shares - 0.6% *	32,106	401,960	Total Equity Registered
HighMark Geneva Mid Cap Growth Fund,			Investment Companies
Fiduciary Shares - 1.2%	31,144	795,737	(Cost $2,300,495)		2,355,362
HighMark Geneva Small Cap Growth Fund,
Fiduciary Shares - 1.9%	36,131	1,240,745	Fixed Income Registered Investment Company - 4.7%
HighMark International Opportunities Fund,			Eaton Vance Income Fund of Boston,
Fiduciary Shares - 8.0%	719,841	5,262,036	Institutional Class - 4.7%	509,429	3,076,950
HighMark Large Cap Core Equity Fund,			Total Fixed Income Registered
Fiduciary Shares - 13.7% *	881,902	9,021,853	Investment Company
HighMark Large Cap Growth Fund,			(Cost $2,920,136)		3,076,950
Fiduciary Shares - 4.4%	245,808	2,915,286
HighMark NYSE Arca Tech 100 Index Fund,			Repurchase Agreement - 12.7%
Fiduciary Shares - 2.4%	41,100	1,594,272	Credit Suisse Securities (USA)
HighMark Small Cap Core Fund,			0.130%, dated 01/31/13, matures
Fiduciary Shares - 11.8%	350,812	7,724,881	on 02/01/13, repurchase price
HighMark Value Fund,			$8,342,732 (collateralized by a U.S.
Fiduciary Shares - 11.9% *	478,876	7,805,682	Treasury obligation, par value
			$8,495,000, 0.250%, 02/28/14,
Total Affiliated Equity Registered			total market value $8,510,613)	$8,342,702	8,342,702
Investment Companies
(Cost $32,982,351)		37,995,968	Total Repurchase Agreement
			(Cost $8,342,702)		8,342,702

Affiliated Fixed Income Registered Investment			Total Investments - 100.1%
Companies - 21.3%			(Cost $60,479,748)		65,783,131
HighMark Bond Fund, Fiduciary
Shares - 7.3%	420,612	4,820,210	Other Assets & Liabilities, Net - (0.1)%		(68,737)
HighMark Short Term Bond Fund,
Fiduciary Shares - 14.0%	909,193	9,191,939	Net Assets - 100.0%		$65,714,394

Total Affiliated Fixed Income
Registered Investment Companies			* Non-income producing security
(Cost $13,934,064)		14,012,149

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in Registered Investment Companies**	$57,440,429	$57,440,429	$—	$—
Repurchase Agreement	8,342,702	—	8,342,702	—
Total:	$65,783,131	$57,440,429	$8,342,702	$—

** See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

76 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 52.6%			Corporate Obligations - (continued)
Consumer Discretionary - 4.4%			Financials - (continued)
Comcast			Berkshire Hathaway
5.700%, 07/01/19	$3,500,000	$4,220,664	3.000%, 02/11/23	$4,350,000	$4,327,332
DIRECTV Holdings / DIRECTV			Berkshire Hathaway Finance
Financing			5.400%, 05/15/18	850,000	1,007,525
2.400%, 03/15/17	2,100,000	2,142,821	1.600%, 05/15/17	2,000,000	2,020,536
Gap			Boston Properties
5.950%, 04/12/21	2,650,000	2,990,774	4.125%, 05/15/21	3,100,000	3,326,793
News America Holdings			BP Capital Markets PLC
7.750%, 02/01/24	1,000,000	1,278,824	1.375%, 11/06/17	4,000,000	3,987,708
TCI Communications			Capital One Bank USA
7.125%, 02/15/28	125,000	159,998	8.800%, 07/15/19	2,000,000	2,739,612
Time Warner Entertainment			Capital One Financial
8.375%, 03/15/23	5,000,000	6,990,050	4.750%, 07/15/21	1,000,000	1,138,873
			1.000%, 11/06/15	2,500,000	2,489,185
		17,783,131	Citigroup
			4.750%, 05/19/15	3,500,000	3,768,905
Consumer Staples - 3.5%			Ford Motor Credit
Clorox			5.000%, 05/15/18	2,700,000	2,959,994
3.050%, 09/15/22	3,750,000	3,782,018	GE Global Insurance
CVS Caremark			7.750%, 06/15/30	3,300,000	4,407,615
2.750%, 12/01/22	5,000,000	4,921,440	General Electric Capital, MTN
Heineken (A)			2.300%, 04/27/17	6,000,000	6,180,414
1.400%, 10/01/17	1,500,000	1,487,786	JPMorgan Chase
Walgreen			4.250%, 10/15/20	4,400,000	4,817,982
3.100%, 09/15/22	4,000,000	3,981,796	Lehman Brothers Holdings, MTN (B)
			5.625%, 01/24/13	4,000,000	995,000
		14,173,040	NASDAQ OMX Group
			5.250%, 01/16/18	2,750,000	3,032,321
Energy - 6.3%			Royal Bank of Canada, MTN
Cimarex Energy			0.800%, 10/30/15	2,100,000	2,102,266
5.875%, 05/01/22	1,700,000	1,819,000	Wells Fargo
Energy Transfer Partners			5.625%, 12/11/17	4,000,000	4,735,624
9.700%, 03/15/19	2,000,000	2,701,450	MTN
Kinder Morgan Energy Partners			1.250%, 02/13/15	2,000,000	2,019,628
3.950%, 09/01/22	3,750,000	3,912,113
Magellan Midstream Partners					68,392,489
6.550%, 07/15/19	3,000,000	3,686,499
4.250%, 02/01/21	500,000	546,520	Foreign Governments - 1.1%
Petrobras International Finance			Hydro-Quebec
3.875%, 01/27/16	4,000,000	4,189,248	1.375%, 06/19/17	1,100,000	1,112,870
Petrohawk Energy			Ser IO
7.250%, 08/15/18	4,550,000	5,124,911	8.050%, 07/07/24	1,125,000	1,625,369
Transcontinental Gas Pipe Line			Province of Saskatchewan
7.250%, 12/01/26	2,250,000	3,127,451	9.375%, 12/15/20	1,000,000	1,468,200

		25,107,192			4,206,439
Financials - 17.1%
American International Group			Health Care - 5.9%
4.250%, 09/15/14	4,000,000	4,211,176	AbbVie (A)
Bank of America, MTN			2.900%, 11/06/22	1,525,000	1,507,693
5.650%, 05/01/18	3,250,000	3,752,743	1.200%, 11/06/15	4,350,000	4,372,368
BB&T, MTN			Amgen
2.150%, 03/22/17	4,250,000	4,371,257	3.875%, 11/15/21	2,600,000	2,822,017
			2.125%, 05/15/17	1,925,000	1,981,764

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 77

schedule of investments
January 31, 2013 (unaudited)
bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Health Care - (continued)			Telecommunication Services - (continued)
Gilead Sciences			Verizon New England
4.400%, 12/01/21	$1,000,000	$1,120,778	7.875%, 11/15/29	$4,925,000	$6,378,077
Laboratory Corp of America Holdings
4.625%, 11/15/20	3,000,000	3,317,184			12,953,702
Mylan (A)
7.625%, 07/15/17	4,250,000	4,756,311	Utilities - 3.3%
Wellpoint			Exelon Generation
7.000%, 02/15/19	2,000,000	2,511,896	6.200%, 10/01/17	4,000,000	4,692,196
6.000%, 02/15/14	1,000,000	1,054,605	MidAmerican Energy Holdings, Ser D
			5.000%, 02/15/14	400,000	417,616
		23,444,616	Oklahoma Gas & Electric
			6.650%, 07/15/27	2,500,000	3,194,380
Industrial - 2.6%			Sempra Energy
Continental Airlines Pass Through			6.150%, 06/15/18	4,000,000	4,894,048
Trust
Ser 1998-1, Cl B (C)					13,198,240
6.748%, 09/15/18	564,542	593,503
Ser 2010-1, Cl A			Total Corporate Obligations
4.750%, 07/12/22	2,769,573	3,032,683	(Cost $194,863,174)		210,772,835
Delta Air Lines, Ser 2011-1, Cl A
5.300%, 10/15/20	1,600,700	1,764,772
General Electric			Mortgage-Backed Securities - 10.9%
2.700%, 10/09/22	1,850,000	1,822,777	Banc of America Mortgage Securities,
Republic Services			Ser 2003-7, Cl A2
3.550%, 06/01/22	1,625,000	1,679,098	4.750%, 09/25/18	1,881,945	1,946,866
United Technologies			Chase Mortgage Finance,
3.100%, 06/01/22	1,500,000	1,551,002	Ser 2004-S1, CI A3
			5.500%, 02/25/19	1,087,133	1,115,028
		10,443,835	Ser 2003-S10, Cl A1
			4.750%, 11/25/18	203,779	209,739
Information Technology - 2.2%			Citicorp Mortgage Securities,
Hewlett-Packard			Ser 2003-10, Cl A1
4.375%, 09/15/21	3,800,000	3,743,589	4.500%, 11/25/18	2,232,316	2,291,465
International Business Machines			CS First Boston Mortgage Securities,
6.500%, 01/15/28	1,500,000	1,981,245	Ser 2005-C1, Cl A4 (D)
Oracle			5.014%, 02/15/38	5,000,000	5,359,075
1.200%, 10/15/17	3,250,000	3,240,832	DBUBS Mortgage Trust,
			Ser 2011-LC1A, Cl A1 (A)
		8,965,666	3.742%, 11/10/46	3,262,376	3,514,287
			JPMorgan Chase Commercial
Materials - 3.0%			Mortgage Securities,
Ball			Ser 2004-PNC1, Cl A4 (D)
7.375%, 09/01/19	2,750,000	3,045,625	5.370%, 06/12/41	5,000,000	5,257,470
Georgia-Pacific			Lehman Mortgage Trust,
8.000%, 01/15/24	4,500,000	6,275,385	Ser 2007-8, Cl 1A1
Rio Tinto Finance USA			6.000%, 09/25/37	3,794,260	3,516,323
6.500%, 07/15/18	2,250,000	2,783,475	Morgan Stanley Capital I,
			Ser 2003-T11, Cl A4
		12,104,485	5.150%, 06/13/41	3,898,021	3,937,180
			Morgan Stanley Dean Witter
Telecommunication Services - 3.2%			Capital I,
AT&T			Ser 2001-TOP3, Cl A4
2.625%, 12/01/22	2,850,000	2,756,070	6.390%, 07/15/33	20,153	20,193
Verizon Maryland			Residential Funding Mortgage
8.000%, 10/15/29	2,980,000	3,819,555	Securities I, Ser 2004-S3, Cl A1
			4.750%, 03/25/19	1,170,135	1,198,743

The accompanying notes are an integral part of the financial statements.

78 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
bond fund (continued)

Description	Par	Value	Description	Par	Value

Mortgage-Backed Securities - (continued)			U.S. Government Agency Mortgage-Backed
Sequoia Mortgage Trust, (D)			Obligations - (continued)
Ser 2012-2, Cl A2			FNMA (continued)
3.500%, 04/25/42	$3,027,700	$3,094,833	8.000%, 09/01/24	$395	$408
Ser 2012-1, Cl 2A1			8.000%, 06/01/30	5,967	6,633
3.474%, 01/25/42	1,693,887	1,743,555	7.500%, 12/01/26	100,644	120,072
Ser 2013-1, Cl 1A1			7.000%, 05/01/30	36,713	43,655
1.450%, 02/25/43	3,910,000	3,910,684	6.500%, 04/01/14	31,375	31,749
Wells Fargo Mortgage Backed			6.500%, 05/01/26	57,295	66,493
Securities Trust,			6.500%, 03/01/28	5,888	6,878
Ser 2007-7, Cl A1			6.500%, 04/01/28	89,322	104,353
6.000%, 06/25/37	3,817,154	3,763,626	6.500%, 01/01/29	301,830	352,621
Ser 2004-2, Cl A1			6.500%, 06/01/29	150,389	176,058
5.000%, 01/25/19	1,474,187	1,505,797	6.500%, 06/01/29	67,657	79,206
Ser 2003-M, Cl A1 (D)			6.500%, 07/01/29	139,370	158,179
4.680%, 12/25/33	754,230	778,421	6.500%, 08/01/29	60,405	70,715
Ser 2003-13, Cl A1			6.500%, 05/01/30	175,583	199,224
4.500%, 11/25/18	474,968	487,254	6.000%, 03/01/13	523	525
			6.000%, 05/01/16	137,880	146,371
Total Mortgage-Backed Securities			6.000%, 10/01/16	198,276	210,486
(Cost $41,721,906)		43,650,539	6.000%, 11/01/17	405,634	430,614
			6.000%, 12/01/27	11,961	13,289
U.S. Government Agency Obligation - 0.5%			6.000%, 12/01/27	4,601	4,607
MSN Air (GTD. by Export-Import Bank			6.000%, 12/01/27	465	517
of the United States)			6.000%, 07/01/28	220,423	244,904
1.631%, 12/14/24	2,000,000	1,981,596	6.000%, 08/01/28	49,523	55,271
			6.000%, 10/01/28	24,734	27,621
Total U.S. Government Agency			6.000%, 10/01/28	46,086	51,464
Obligation			6.000%, 12/01/28	248,470	277,465
(Cost $2,000,000)		1,981,596	6.000%, 12/01/28	51,515	57,526
			6.000%, 12/01/28	131,680	145,688
U.S. Government Agency Mortgage-Backed			5.500%, 01/01/17	94,475	101,147
Obligations - 10.8%			5.500%, 02/01/17	53,028	56,939
FHLMC Gold			5.500%, 12/01/17	592,606	637,369
6.000%, 06/01/13	20,267	20,508	5.500%, 03/01/20	3,095,863	3,343,532
6.000%, 09/01/13	38,287	39,003	5.000%, 11/01/18	139,412	150,849
6.000%, 09/01/17	531,764	567,183	5.000%, 09/01/25	2,722,159	2,939,081
6.000%, 11/01/17	194,972	212,148	5.000%, 11/01/33	2,814,204	3,055,973
5.500%, 03/01/17	147,637	158,106	5.000%, 03/01/34	955,852	1,036,241
5.000%, 10/01/20	314,409	336,673	4.000%, 05/01/25	965,158	1,030,608
4.500%, 05/01/19	393,277	419,209	3.500%, 09/01/25	4,308,658	4,559,099
4.500%, 07/01/19	1,374,298	1,464,916	3.500%, 10/01/25	1,932,016	2,044,315
4.500%, 04/01/20	166,568	177,551	3.500%, 10/01/26	5,073,618	5,368,522
4.500%, 07/01/23	1,080,053	1,149,582	FNMA, ARM (D)
4.000%, 05/01/26	2,861,553	3,029,669	2.606%, 01/01/36	2,886,432	3,066,915
FHLMC, ARM (D)			GNMA
3.410%, 06/01/39	656,896	702,386	8.000%, 05/15/17	1,798	1,804
2.371%, 12/01/34	1,725,859	1,836,871	8.000%, 11/15/26	114,423	138,046
FHLMC, CMO REMIC,			8.000%, 12/15/26	38,836	46,017
Ser 1666, Cl J			7.500%, 05/15/23	45,902	53,060
6.250%, 01/15/24	1,283,794	1,434,220	7.500%, 01/15/24	1,001	1,004
FNMA			7.500%, 01/15/24	569	594
8.500%, 05/01/25	12,895	15,651	7.500%, 01/15/24	20,024	23,600
8.000%, 08/01/24	1,755	1,768	7.500%, 02/15/27	14,790	17,799

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 79

schedule of investments
January 31, 2013 (unaudited)
bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			Asset-Backed Securities - (continued)
Obligations - (continued)			Avis Budget Rental Car Funding
GNMA (continued)			AESOP, (A)
7.500%, 02/15/27	$4,259	$4,379	Ser 2011-2A, Cl A
7.500%, 07/15/27	11,258	12,392	2.370%, 11/20/14	$3,000,000	$3,070,587
7.500%, 08/15/27	3,428	3,554	Ser 2011-1A, Cl A
7.500%, 08/15/27	7,875	9,477	1.850%, 11/20/14	1,400,000	1,412,435
7.500%, 08/15/27	595	647	BMW Vehicle Owner Trust,
7.500%, 08/15/27	1,071	1,140	Ser 2010-A, Cl A3
7.500%, 08/15/27	11,354	12,351	1.390%, 04/25/13	152,274	152,452
7.000%, 04/15/24	13,054	15,265	CAL Funding II,
6.500%, 12/15/23	19,675	22,387	Ser 2012-1A, Cl A (A)
6.500%, 12/15/23	3,739	4,282	3.470%, 10/25/27	2,925,000	3,007,789
6.500%, 01/15/24	5,870	6,759	Centerpoint Energy Transition Bond,
6.500%, 02/15/24	43,792	49,800	Ser 2005-A, Cl A3
6.500%, 04/15/26	21,969	25,515	5.090%, 08/01/15	909,149	930,599
6.500%, 01/15/29	144,412	169,313	Hertz Vehicle Financing,
6.500%, 05/15/29	306,047	357,286	Ser 2011-1A, Cl A1 (A)
6.500%, 06/15/29	25,434	29,528	2.200%, 03/25/16	3,500,000	3,579,047
6.000%, 08/15/28	65,405	74,032	Oncor Electric Delivery Transition
6.000%, 09/15/28	128,290	146,454	Bond, Ser 2004-1, Cl A3
6.000%, 09/15/28	48,307	55,147	5.290%, 05/15/18	3,022,222	3,286,521
			SLM Student Loan Trust,
Total U.S. Government Agency			Ser 2011-2, Cl A1 (D)
Mortgage-Backed Obligations			0.804%, 11/25/27	4,335,122	4,362,277
(Cost $41,635,376)		43,320,258	Volkswagen Auto Loan Enhanced
			Trust, Ser 2011-1, Cl A4
U.S. Treasury Obligations - 8.0%			1.980%, 09/20/17	2,425,000	2,480,605
U.S. Treasury Notes			World Omni Auto Receivables Trust,
3.125%, 05/15/21	1,150,000	1,281,621	Ser 2011-A, Cl A4
3.000%, 09/30/16	15,000,000	16,321,875	1.910%, 04/15/16	3,800,000	3,865,941
2.000%, 01/31/16	3,150,000	3,297,902
1.875%, 06/30/15	2,000,000	2,074,532	Total Asset-Backed Securities
1.875%, 10/31/17	2,000,000	2,098,282	(Cost $42,043,928)		42,813,155
1.750%, 05/15/22	3,000,000	2,965,314
0.875%, 01/31/17	1,500,000	1,513,593	Taxable Municipal Bonds - 4.2%
0.500%, 07/31/17	2,500,000	2,470,508	California - 3.8%
			California State, Public School
Total U.S. Treasury Obligations			Improvements, Taxable, GO
(Cost $30,261,218)		32,023,627	6.200%, 10/01/19	2,750,000	3,335,475
			Los Angeles, Department of
Asset-Backed Securities - 10.7%			Water & Power Revenue, Build
AEP Texas Central Transition Funding,			America Bonds, Taxable, RB
Ser 2012-1, Cl A1			6.574%, 07/01/45	2,900,000	4,029,579
0.880%, 12/01/18	5,323,162	5,354,526	Metropolitan Water District of
Ally Master Owner Trust,			Southern California, Build
Ser 2011-1, Cl A2			America Bonds, Taxable, RB
2.150%, 01/15/16	2,500,000	2,537,397	6.947%, 07/01/40	4,750,000	5,857,415
American Express Credit Account			University of California
Secured Note Trust (D)			Revenue, Build America Bonds,
Ser 2012-4, Cl A			Taxable, RB (D)
0.446%, 05/15/20	4,400,000	4,414,577	1.988%, 05/15/50	1,750,000	1,756,283
ARI Fleet Lease Trust,
Ser 2012-B, Cl A (A) (D)					14,978,752
0.506%, 01/15/21	4,357,264	4,358,402

The accompanying notes are an integral part of the financial statements.

80 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
bond fund (concluded)

Description	Par/Shares	Value

Taxable Municipal Bonds - 4.2%			(A)	Securities sold within the terms of a private placement memorandum,
New Jersey - 0.4%				exempt from registration under Section 3a-4, 4(2) or 144A of the
New Jersey State, Turnpike				Securities Act of 1933, as amended, and may be sold only to the dealers
Authority Turnpike Revenue,				in that program or other “accredited investors”. The value of these
Build America Bonds,				securities as of January 31, 2013 was $31,066,705 and represented 7.8% of net assets.
Taxable, RB			(B)	The issuer is in default of certain debt covenants. Income is not being
7.102%, 01/01/41	$1,250,000	$1,751,325		accrued. As of January 31, 2013, the value of this security amounted to
$995,000, which represents 0.2% of net assets.
Total Taxable Municipal Bonds			(C)	Security considered illiquid. The total value of such security as of
(Cost $13,816,309)		16,730,077		January 31, 2013 was $593,503 and represents 0.1% of net assets.
			(D)	Floating rate security. Rate disclosed is as of January 31, 2013.
Registered Investment Company - 1.8%
Dreyfus Cash Management	7,262,312	7,262,312	ARM	- Adjustable Rate Mortgage
			Cl	- Class
Total Registered Investment Company			CMO	- Collateralized Mortgage Obligation
(Cost $7,262,312)		7,262,312	FHLMC	- Federal Home Loan Mortgage Corporation
			FNMA	- Federal National Mortgage Association
Total Investments - 99.5%			GNMA	- Government National Mortgage Association
(Cost $373,604,223)		398,554,399	GO	- General Obligation
			MTN	- Medium Term Note
Other Assets & Liabilities, Net - 0.5%		1,851,468	PLC	- Public Liability Company
			RB	- Revenue Bond
Net Assets - 100.0%		$400,405,867	REMIC	- Real Estate Mortgage Investment Conduit
			Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Obligations	$210,772,835	$—	$210,772,835	$—
Mortgage-Backed Securities	43,650,539	—	43,650,539	—
U.S. Government Agency Obligation	1,981,596	—	1,981,596	—
U.S. Government Agency Mortgage-Backed Obligations	43,320,258	—	43,320,258	—
U.S. Treasury Obligations	32,023,627	—	32,023,627	—
Asset-Backed Securities	42,813,155	—	42,813,155	—
Taxable Municipal Bonds	16,730,077	—	16,730,077	—
Registered Investment Company	7,262,312	7,262,312	—	—

Total:	$398,554,399	$7,262,312	$391,292,087	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 81

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 96.6%			Municipal Bonds - (continued)
California - 96.6%			California - (continued)
Alhambra, Unified School District,			California State, Economic
Election 2004, Ser B, GO			Recovery,
5.250%, 08/01/23 (A)	$1,150,000	$1,334,610	Ser A, GO
Ser A, GO			5.250%, 07/01/14	$1,735,000	$1,855,357
5.000%, 08/01/20	495,000	592,099	5.000%, 07/01/20 (A)	555,000	680,047
5.000%, 08/01/21	425,000	510,493	Ser A, GO, ETM
Atascadero Unified School District,			5.250%, 07/01/14	200,000	213,962
Election 2010, Ser A, GO			Ser A, GO, National-RE Insured
AGM Insured			5.250%, 07/01/13	510,000	520,394
5.250%, 08/01/25 (A)	345,000	411,630	5.000%, 07/01/15 (A)	1,250,000	1,330,138
Bay Area Toll Authority,			Ser A, GO, State Guaranteed
San Francisco Bay Area, RB			5.250%, 07/01/21 (A)	4,000,000	4,915,560
5.000%, 04/01/24 (A)	610,000	753,198	California State,
Ser F-1, RB,			Educational Facilities
5.250%, 04/01/23 (A)	1,240,000	1,514,871	Authority,
Burlingame, Elementary School			Santa Clara University, RB
District, GO, AGM Insured			5.250%, 04/01/23 (A)	250,000	288,415
5.250%, 07/15/16	795,000	907,954	5.250%, 04/01/24 (A)	695,000	797,033
California State, Department of			Stanford University,
Transportation, Federal			Ser P, RB
Highway Grant,			5.250%, 12/01/13	1,045,000	1,088,503
Anticipation Bonds, Ser A,			California State, GO
RB, National-RE FGIC			5.000%, 12/01/17 (A)	1,545,000	1,785,618
Insured			5.000%, 11/01/24 (A)	2,000,000	2,372,960
5.000%, 02/01/14	3,455,000	3,616,970	AMBAC Insured
California State,			5.000%, 11/01/17	1,000,000	1,187,220
Department of Water			Various Purposes
Resources,			5.250%, 10/01/21 (A)	1,000,000	1,230,260
Central Valley Project, Ser AC,			5.625%, 04/01/25 (A)	2,030,000	2,435,919
RB, National-RE Insured			California State, Public
5.000%, 12/01/14 (A)	1,490,000	1,618,304	Works Board, Regents of
Prerefunded @ 100			the University of California
5.000%, 12/01/21 (A) (B)	85,000	92,319	Ser G, RB
Central Valley Project, Ser AE, RB,			5.000%, 12/01/17	1,525,000	1,827,377
5.000%, 12/01/22 (A)	3,085,000	3,671,829	5.000%, 12/01/21	1,000,000	1,261,790
ETM, RB, AGM Insured			California State, University,
5.500%, 12/01/14	10,000	10,942	Systemwide, Ser A, RB
Power Supply Revenue, RB,			5.250%, 11/01/22 (A)	255,000	302,223
Ser H, AGM Insured			5.000%, 11/01/25 (A)	945,000	1,096,446
5.000%, 05/01/21 (A)	1,485,000	1,769,006	5.000%, 11/01/26 (A)	1,500,000	1,733,955
5.000%, 05/01/22 (A)	1,705,000	2,026,307	Campbell, Unified High School
Subuser F5			District, GO
5.000%, 05/01/22 (A)	875,000	1,039,894	5.250%, 08/01/25 (A)	695,000	825,299
RB, AGM Insured			Cerritos Community College District,
5.500%, 12/01/14	1,450,000	1,583,560	Election 2004, Ser C, GO
Ser M, RB			5.250%, 08/01/24 (A)	450,000	525,168
5.000%, 05/01/14	3,000,000	3,172,680	5.250%, 08/01/25 (A)	750,000	869,423
			Chaffey Community College
			District, Election 2002, Ser E, GO,
			5.000%, 06/01/23 (A)	1,000,000	1,231,010

The accompanying notes are an integral part of the financial statements.

82 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Chaffey, Unified High School			Gavilan, Joint Community
District, GO, National-RE			College District, GO
FGIC Insured			5.000%, 08/01/21	$1,000,000	$1,242,860
5.000%, 08/01/15	$1,065,000	$1,178,636	Gilroy, Unified School District,
Chino Valley Unified School			Election 2008, Ser A, GO
District, Election 2002, Ser A, GO,			5.250%, 08/01/22 (A)	1,800,000	2,198,430
5.000%, 08/01/23 (A)	750,000	916,733	6.000%, 08/01/25 (A)	1,400,000	1,736,308
Citrus Community College			Grant, Joint Union High School
District, Election 2004,			District, Election 2006, GO,
Ser C, GO			AGM Insured
5.250%, 06/01/25 (A)	505,000	580,316	5.000%, 08/01/21 (A)	975,000	1,123,600
Claremont, Unified School			Hayward, Unified School
District, GO			District, GO
5.000%, 08/01/28 (A)	3,050,000	3,493,836	5.000%, 08/01/25 (A)	1,000,000	1,106,310
Coast Community College, GO,			Imperial Irrigation District,
National-RE Insured			Ser B, RB
5.250%, 08/01/15	1,055,000	1,169,351	5.000%, 11/01/26 (A)	1,000,000	1,161,890
Corona-Norca Unified School			Ser C, RB
District, Election 2006,			5.000%, 11/01/26 (A)	1,600,000	1,859,024
Ser A, GO, AGM Insured			Kern High School District, GO
5.000%, 08/01/17	505,000	584,543	5.000%, 08/01/22	500,000	610,680
Ser E, GO			Lodi, Unified School District,
5.000%, 08/01/16	920,000	1,039,444	Election 2002, GO, AGM Insured
Desert Sands Unified			Prerefunded @ 100
School District,			5.250%, 08/01/13 (A) (B)	1,000,000	1,024,710
Election 2001, GO			Long Beach, Community College
5.750%, 08/01/19 (A)	700,000	866,600	District, Election
5.250%, 08/01/20 (A)	610,000	733,305	2008, Ser A, GO
5.250%, 08/01/22 (A)	700,000	832,937	5.000%, 06/01/24 (A)	465,000	541,214
5.500%, 08/01/25 (A)	540,000	647,730	Long Beach, Harbor Revenue,
Dublin, Unified School District,			Ser B, RB,
Election 2004, Ser A, GO,			5.000%, 05/15/24 (A)	1,765,000	2,099,538
AGM Insured, Prerefunded @ 100			Long Beach, Unified School District,
5.000%, 08/01/21 (A)	720,000	736,913	Election 2008, Ser A, GO
5.000%, 08/01/26 (A)	1,580,000	1,617,114	4.000%, 08/01/14	180,000	189,914
El Camino, Community			5.250%, 08/01/24 (A)	200,000	238,432
College, GO,			5.250%, 08/01/25 (A)	1,640,000	1,940,924
5.000%, 08/01/21	1,000,000	1,260,730	Ser B, GO
AGM Insured			5.250%, 08/01/24 (A)	1,070,000	1,275,611
5.000%, 08/01/16 (A)	1,000,000	1,108,270	Los Angeles County,
Fallbrook, Union Elementary			Metropolitan
School District, Election 2002,			Transportation Authority,
Ser A, GO			Sales Tax Project,
5.000%, 08/01/23 (A)	720,000	889,711	Ser A, AGM Insured
Fontana Unified School District,			5.000%, 07/01/18 (A)	1,280,000	1,304,678
Ser A, GO, AGM Insured			Sales Tax Revenue,
5.250%, 08/01/19 (A)	40,000	42,426	Proposition C, Ser A, RB,
Prerefunded @ 100			National-RE Insured
5.250%, 08/01/14 (A) (B)	940,000	1,009,513	5.250%, 07/01/13	255,000	260,187

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 83

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Los Angeles County, Public			Los Angeles, Department of
Works Financing			Water & Power,
Authority,			Ser A, RB
Regional Park & Open Space,			5.000%, 07/01/18	$1,410,000	$1,701,926
AGM Insured			5.000%, 07/01/22 (A)	2,360,000	2,936,218
5.000%, 10/01/13	$485,000	$499,783	Ser A, Sub Ser A-2, RB,
5.000%, 10/01/15	230,000	256,425	National-RE Insured
Los Angeles County, Sanitation			5.000%, 07/01/19 (A)	2,500,000	2,545,100
Districts Financing Authority,			Ser A-2, RB,
Capital Project, Ser A, RB,			AGM Insured
AGM Insured			5.000%, 07/01/25 (A)	2,000,000	2,197,700
5.000%, 10/01/21 (A)	245,000	251,909	Ser B, RB,
Los Angeles County, Sanitation			National-RE Insured
Equipment, Ser A, RB,			5.000%, 07/01/13	490,000	499,531
AGM Insured			Sub Ser A-2, RB
5.000%, 02/01/14 (A)	750,000	752,633	5.000%, 07/01/15	575,000	637,232
Los Angeles Harbor Department,			Los Angeles, Unified School
Ser A, RB			District, GO,
5.000%, 08/01/20 (A)	2,015,000	2,430,130	Election 2004, Ser F,
5.250%, 08/01/21 (A)	350,000	427,235	FGIC Insured
Los Angeles,			5.000%, 07/01/19 (A)	630,000	712,574
Ser A, GO			Ser B,
5.000%, 09/01/23 (A)	2,200,000	2,684,572	AGM Insured
5.000%, 09/01/24 (A)	950,000	1,151,799	5.000%, 07/01/16	2,270,000	2,588,822
Ser A, GO,			Ser D
National-RE Insured			5.250%, 07/01/24 (A)	1,000,000	1,180,620
5.000%, 09/01/24 (A)	1,430,000	1,601,843	Ser I
Ser B, GO,			5.000%, 07/01/25 (A)	1,910,000	2,216,727
AGM Insured			Los Angeles, Waste Water System,
5.000%, 09/01/16 (A)	1,080,000	1,204,351	RB, AGM Insured
Los Angeles, Community			5.000%, 06/01/22 (A)	920,000	932,972
College District,			Senior Lien, Ser B, RB,
Election 2001, Ser A, GO,			5.000%, 06/01/24 (A)	1,360,000	1,685,802
National-RE FGIC Insured			Sub Ser A, RB,
5.000%, 08/01/23 (A)	500,000	579,705	National-RE Insured
Election 2003, Ser E, GO,			5.000%, 06/01/26 (A)	600,000	607,020
AGM Insured			Manteca, Sewer Revenue,
5.000%, 08/01/17 (A)	1,000,000	1,148,320	5.000%, 12/01/22	1,580,000	1,940,619
5.000%, 08/01/23 (A)	1,360,000	1,532,584	Metropolitan Water District of
Election 2008, Ser A, GO			Southern California,
5.500%, 08/01/22 (A)	1,695,000	2,104,427	Ser A, RB
5.500%, 08/01/24 (A)	1,200,000	1,481,520	5.000%, 01/01/26 (A)	500,000	584,365
Los Angeles, Department of			Ser B-3, RB
Airports, RB			0.070%, 07/01/35 (A) (C)	3,400,000	3,400,000
International Airport,			Modesto Irrigation District,
Ser A			COP, Capital Improvements, Ser A,
5.000%, 05/15/23 (A)	920,000	1,100,532	5.500%, 10/01/25 (A)	1,500,000	1,724,730
Ser C			Ser A, RB,
5.250%, 05/15/21 (A)	1,000,000	1,191,260	5.000%, 07/01/20	500,000	610,070
Ser D			Mount Diablo, Unified
5.000%, 05/15/24 (A)	1,100,000	1,300,376	School District, GO
Ser A			5.000%, 08/01/23 (A)	2,125,000	2,574,268
5.250%, 05/15/22 (A)	500,000	602,280	5.000%, 08/01/26 (A)	300,000	347,349

The accompanying notes are an integral part of the financial statements.

84 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Election 2002, Ser B			Redding, Electric System Revenue,
5.000%, 07/01/20	$1,095,000	$1,339,459	Ser A, COP, AGM Insured
Election 2002, Ser B-2			5.250%, 06/01/19 (A)	$325,000	$382,922
5.000%, 07/01/24 (A)	2,000,000	2,387,120	5.000%, 06/01/22 (A)	1,500,000	1,701,735
North Orange County,			5.000%, 06/01/24 (A)	1,110,000	1,248,628
Community College			Redwood City, Elementary
District,			School District, GO,
GO, National-RE Insured			National-RE FGIC Insured
5.000%, 08/01/15	1,070,000	1,194,323	5.500%, 08/01/14	1,060,000	1,134,900
5.000%, 08/01/23 (A)	2,895,000	3,171,444	Riverside, Community College,
Northern California			GO, AGM Insured
Transmission Agency			5.000%, 08/01/19 (A)	1,750,000	1,932,595
Revenue, California-Oregon			Sacramento, Municipal
Transmission Project,			Utility District, RB
Ser A, RB			Electric Power & Light Revenues,
5.000%, 05/01/22 (A)	1,060,000	1,214,145	Ser R, National-RE Insured
Norwalk, La Mirada Unified			5.000%, 08/15/16 (A)	300,000	307,122
School District, Election 2002,			5.000%, 08/15/22 (A)	325,000	332,173
Ser A, GO, FGIC Insured,			Prerefunded @ 100
Prerefunded @ 100			5.000%, 08/15/16 (A) (B)	700,000	717,752
5.000%, 08/01/13 (A) (B)	1,800,000	1,842,282	5.000%, 08/15/22 (A) (B)	795,000	815,161
Ohlone Community College			Ser U, AGM Insured
District, GO,			5.000%, 08/15/24 (A)	285,000	328,565
5.000%, 08/01/22	500,000	629,055	Sacramento, Municipal Utility
Orange County, Sanitation District,			District, RB,
Ser B, COP, AGM Insured			Electric Power & Light Revenues,
5.000%, 02/01/17	530,000	616,766	Ser R, National-RE Insured
5.000%, 02/01/21 (A)	500,000	572,945	5.000%, 08/15/15	1,790,000	1,976,804
5.000%, 02/01/23 (A)	2,615,000	2,987,716	Ser U, AGM Insured
5.000%, 02/01/25 (A)	1,200,000	1,365,024	5.000%, 08/15/23 (A)	1,690,000	1,957,899
Orange County, Water District,			Sacramento, Unified School
Ser B, COP, National-RE			District, GO
Insured			5.000%, 07/01/19	1,115,000	1,312,221
5.000%, 08/15/24 (A)	750,000	808,335	San Bernardino County,
Pajaro Valley Unified			Community College
School District,			District, GO,
GO, AGM Insured			AGM Insured
5.250%, 08/01/21 (A)	500,000	548,860	5.000%, 08/01/15	1,045,000	1,164,757
Ser A			Election 2002, Ser A
4.000%, 08/01/19	500,000	577,015	6.250%, 08/01/24 (A)	1,055,000	1,309,920
Paramount, Unified School			San Diego County, Water
District, GO, AGM Insured			Authority, COP,
5.000%, 09/01/15	1,000,000	1,101,050	Ser A, AGM Insured
Peralta, Community College			5.000%, 05/01/20 (A)	1,030,000	1,215,513
District, GO			Water Revenues, Ser 2008A,
5.000%, 08/01/20	2,240,000	2,686,253	National-RE FGIC Insured
Petaluma City, Elementary			5.250%, 05/01/16	1,325,000	1,508,566
School District, GO			Water Revenues, Ser A,
4.000%, 08/01/15	705,000	755,422	AGM Insured
Port of Oakland, RB, Ser B,			5.000%, 05/01/26 (A)	3,520,000	3,816,173
National-RE Insured
5.000%, 11/01/18 (A)	1,875,000	2,175,938

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 85

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
San Diego, Community			San Jose, Unified School
College District, GO			District, Election 2002, Ser C,
5.000%, 08/01/20	$500,000	$621,925	GO, National-RE FGIC
5.000%, 08/01/21	400,000	502,492	Insured
5.000%, 08/01/24 (A)	2,000,000	2,492,740	5.000%, 08/01/20 (A)	$835,000	$947,391
San Diego, Public Facilities Financing			San Juan, Unified School District,
Authority,			Election 2002, GO, AGM Insured
Sewer Authority, Ser A, RB			5.000%, 08/01/26 (A)	1,560,000	1,785,872
5.250%, 05/15/26 (A)	1,675,000	2,018,023	Election 2002, Ser A, GO,
Sewer Authority, Ser B, RB			National-RE Insured
5.500%, 05/15/23 (A)	3,610,000	4,382,684	Prerefunded @ 100
Water Authority, Ser B, RB			5.000%, 08/01/14 (A) (B)	2,200,000	2,354,528
5.000%, 08/01/21 (A)	1,000,000	1,205,340	Ser C, GO,
San Francisco City & County,			5.000%, 08/01/19	625,000	754,194
Airport Commission,			San Lorenzo, Unified School District,
International Airport,			Election 2008, Ser A, GO, Assured
Second Series, Issue 32F, RB,			Guaranty Insured
National-RE FGIC Insured			5.000%, 08/01/22 (A)	325,000	373,597
5.000%, 05/01/22 (A)	2,000,000	2,213,080	San Mateo, County, Transit District,
International Airport, Second			Sales Tax Revenue, Ser A, RB,
Series, Issue 32F, RB,			National-RE Insured
National-RE FGIC Insured			5.250%, 06/01/16	2,150,000	2,464,545
5.250%, 05/01/19	2,150,000	2,641,383	San Mateo, Joint Powers Financing
Earthquake Safety,			Authority, Lease Revenue, Capital
Ser E, GO			Projects, Ser A, RB
5.000%, 06/15/26 (A)	2,815,000	3,337,380	5.250%, 07/15/24 (A)	1,000,000	1,150,230
General Hospital,			San Rafael, Elementary School
Ser A, GO			District, GO
5.250%, 06/15/24 (A)	250,000	297,148	5.000%, 08/01/24 (A)	325,000	382,177
Public Utilities Commission,			5.000%, 08/01/27 (A)	875,000	1,020,268
Water Revenue,			San Ramon Valley, Unified School
Ser A, RB, AGM Insured			District, Election 2002, GO, AGM
5.000%, 11/01/23 (A)	1,000,000	1,117,970	Insured, Prerefunded @ 100
Ser D, RB			5.250%, 08/01/14 (A) (B)	1,310,000	1,406,875
5.000%, 11/01/26 (A)	5,075,000	6,136,132	Santa Clara, Valley Transportation
Ser R1, GO			Authority, Measure A, Ser A, RB,
5.000%, 06/15/24 (A)	520,000	641,810	AMBAC Insured
San Francisco Unified School			5.000%, 04/01/25 (A)	400,000	458,104
District, Prop A, Election 2006,			Santa Maria, Joint Unified High
Ser B, GO			School District, Ser A, ETM, GO,
5.250%, 06/15/23 (A)	925,000	1,123,413	AGM Insured
San Francisco, Bay Area Rapid			5.500%, 08/01/15	510,000	567,477
Transit, Sales Tax Revenue, Ser A,			Santa Rosa, High School District, GO,
5.000%, 07/01/23 (A)	500,000	620,750	5.000%, 08/01/24 (A)	1,090,000	1,247,036
San Francisco, Community			Shasta-Tehama-Trinity, Joint
College District, Election			Community College District, GO
2001, Ser B, GO,			5.000%, 08/01/26 (A)	560,000	651,588
National-RE Insured			5.000%, 08/01/27 (A)	500,000	576,880
5.000%, 06/15/20 (A)	2,085,000	2,133,789	Solano County, Community College,
San Joaquin County, Delta			Election 2002, Ser A, GO,
Community College District,			National-RE Insured,
Election 2004, Ser A, GO,			Prerefunded @ 100
AGM Insured			5.000%, 08/01/13 (A) (B)	1,865,000	1,908,809
4.500%, 08/01/15	1,050,000	1,142,285

The accompanying notes are an integral part of the financial statements.

86 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
california intermediate tax-free bond fund (concluded)

Description	Par	Value	Description		Par/Shares	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Southern California, Public Power			Upland Unified School District, GO,
Authority, Power Project Revenue,			5.000%, 08/01/25 (A)		$500,000	$598,879
Canyon Power, Ser A, RB			Vista Unified School District, GO
5.000%, 07/01/25 (A)	$2,950,000	$3,464,067	5.000%, 08/01/21		500,000	614,820
Transmission Project Revenue, Sub			5.000%, 08/01/22		500,000	616,893
Southern			Total Municipal Bonds
Transmission, Ser A, RB
5.000%, 07/01/23 (A)	1,200,000	1,396,656	(Cost $251,126,534)			267,842,488
State Center Community College
District, GO
5.000%, 08/01/20	1,000,000	1,218,560	Registered Investment Company - 2.3%
Stockton, Unified School District,			BlackRock Liquidity Funds, California
Election 2005, GO, AGM Insured			Money Fund		6,479,378	6,479,378
5.000%, 08/01/16	645,000	718,195	Total Registered Investment Company
Torrance, Unified School District,			(Cost $6,479,378)			6,479,378
Election 2008, Measure Z, GO
5.500%, 08/01/25 (A)	1,000,000	1,193,860	Total Investments - 98.9%
University of California,			(Cost $257,605,912)			274,321,866
Limited Project, Ser G, RB,
5.000%, 05/15/24 (A)	2,270,000	2,820,088	Other Assets & Liabilities, Net - 1.1%			2,941,490
5.000%, 05/15/25 (A)	825,000	1,017,100
Ser A, RB,			Net Assets - 100.0%			$277,263,356
AMBAC Insured
5.125%, 05/15/18 (A)	595,000	602,758	(A)		These securities are subject to a demand feature which reduces the effective maturity.
5.000%, 05/15/22 (A)	1,500,000	1,518,749	(B)		Prerefunded security - The maturity date shown is the prerefunded date.
5.000%, 05/15/25 (A)	600,000	607,187	(C)		Floating rate security. Rate disclosed is as of January 31, 2013.
Ser A, RB, AMBAC Insured,			AGM		- Assured Guaranty Municipal Corporation
Prerefunded @ 100,			AMBAC		- American Municipal Bond Assurance Corporation
5.125%, 05/15/13 (A) (B)	110,000	111,515	COP		- Certificates of Participation
Ser B, RB,			ETM		- Escrowed to Maturity
AMBAC Insured			FGIC		- Financial Guaranty Insurance Corporation
5.250%, 05/15/23 (A)	1,500,000	1,520,159	GO		- General Obligation
Ser O, RB			RB	- Revenue Bond
5.500%, 05/15/22 (A)	2,000,000	2,460,039	Ser	- Series

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2013	Price	Inputs	Inputs

Municipal Bonds	$267,842,488	$—	$267,842,488	$—
Registered Investment Company	6,479,378	6,479,378	—	—

Total:	$274,321,866	$6,479,378	$267,842,488	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 87

schedule of investments
January 31, 2013 (unaudited)
national intermediate tax-free bond fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 99.0%			Municipal Bonds - (continued)
Alaska - 4.1%			California - (continued)
Alaska State, International			Los Angeles, Unified School District,
Airports System, Ser D, RB,			GO, Ser I
National-RE Insured			5.000%, 07/01/25 (A)	$1,000,000	$1,160,590
5.000%, 10/01/22 (A)	$2,055,000	$2,300,531	Redding, Electric System Revenue,
Anchorage, City of			Ser A, COP, AGM Insured
Anchorage Schools,			5.000%, 06/01/22 (A)	1,000,000	1,134,490
Ser B, GO			Sacramento Municipal
5.000%, 08/01/24 (A)	1,000,000	1,163,120	Utility District, Ser R, RB,
National-RE FGIC Insured			National-RE Insured
5.000%, 09/01/17	570,000	673,609	5.000%, 08/15/23 (A)	155,000	158,413
		4,137,260	Prerefunded @ 100
			5.000%, 08/15/13 (B)	345,000	353,749
			San Bernardino County,
Arizona - 2.1%			Community College District,
Phoenix, GO, Ser A			GO, Election 2002, Ser A
6.250%, 07/01/17	1,000,000	1,231,540	6.250%, 08/01/24 (A)	850,000	1,055,386
Tucson, Water System			San Francisco City & County,
Revenue, RB			Airport Commission,
5.000%, 07/01/21 (A)	775,000	916,166	International Airport, Second
		2,147,706	Series, Issue 32F, RB,
			National-RE FGIC Insured
			5.250%, 05/01/19	1,000,000	1,228,550
California - 21.6%			San Jose, Redevelopment Agency, TA,
California State, Department of			ETM, National-RE Insured
Transportation, Federal Highway			6.000%, 08/01/15	430,000	489,460
Grant, Anticipation Bonds, Ser A,			National-RE Insured
RB, National-RE FGIC Insured			6.000%, 08/01/15	775,000	823,437
5.000%, 02/01/14	1,000,000	1,046,880	San Ramon Valley, Unified
California State,			School District, Election 2002,
Department of Water Resources,			GO, AGM Insured,
Central Valley Project, Ser X, RB,			Prerefunded @ 100
National-RE FGIC Insured			5.250%, 08/01/14 (A) (B)	1,670,000	1,793,496
5.500%, 12/01/15	625,000	711,894	Torrance, Unified School
Power Supply Revenue, RB,			District, Election of 2008,
Ser H, AGM Insured			Measure Y, GO
5.000%, 05/01/22 (A)	1,000,000	1,188,450	5.500%, 08/01/25 (A)	775,000	925,242
California State, GO
Various Purposes					21,812,906
5.250%, 10/01/21 (A)	1,000,000	1,230,260	Connecticut - 3.8%
5.625%, 04/01/25 (A)	1,250,000	1,499,950	Connecticut State,
Chico, Unified School District, Ser B,			Ser C, GO
GO, AGM Insured			5.000%, 06/01/14	1,600,000	1,699,376
5.000%, 08/01/25 (A)	1,625,000	1,813,598	Ser D, GO
Elsinore Valley, Municipal Water			5.000%, 11/01/19	1,000,000	1,231,440
District, COP, National-RE FGIC			Ser F, GO
Insured			5.000%, 12/01/20 (A)	745,000	855,260
5.375%, 07/01/18	785,000	949,167			3,786,076
Long Beach, Unified School District,			Florida - 2.5%
Election 2008, Ser A, GO			Florida State, Ser D, GO
5.250%, 08/01/24 (A)	525,000	625,884	5.000%, 06/01/22 (A)	2,000,000	2,475,120
5.250%, 08/01/25 (A)	1,000,000	1,183,490
Los Angeles, Ser A, GO
5.000%, 09/01/23 (A)	2,000,000	2,440,520

The accompanying notes are an integral part of the financial statements.

88 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Georgia - 1.0%			Illinois - (continued)
Atlanta, Water & Wastewater			Chicago, Project & Refunding,
Revenue, Ser A, RB,			Ser A, GO
National-RE FGIC Insured			5.250%, 01/01/21 (A)	$1,020,000	$1,174,663
5.500%, 11/01/13	$1,000,000	$1,037,740			7,380,370

Hawaii - 7.0%			Massachusetts - 5.1%
Hawaii State			Massachusetts State,
Highway Revenue, Ser B, RB, AGM			Consolidated Loan, Ser B, GO
Insured			5.000%, 08/01/17	650,000	769,191
5.000%, 07/01/15	1,200,000	1,325,904	Consolidated Loan, Ser D, GO
Ser EA, GO			5.500%, 11/01/14	420,000	457,233
5.000%, 12/01/19	1,000,000	1,238,580	School Building Authority, Sales Tax
Honolulu City and County,			Revenue, Ser A, RB, AGM Insured
Ser A, GO			5.000%, 08/15/14	1,175,000	1,257,238
5.000%, 04/01/25 (A)	1,050,000	1,238,223	Water Resources Authority, Ser A, RB,
Ser A, GO, National-RE Insured			National-RE Insured
5.000%, 07/01/25 (A)	1,895,000	2,019,824	5.250%, 08/01/15	1,055,000	1,179,353
University of Hawaii Revenue,			5.250%, 08/01/16	1,310,000	1,518,028
Ser A, RB					5,181,043
5.500%, 10/01/22 (A)	500,000	607,140
5.500%, 10/01/23 (A)	500,000	602,650	Nevada - 2.8%
		7,032,321	Clark County, Limited Tax-Bond
			Bank, GO
Idaho - 4.9%			5.000%, 06/01/25 (A)	2,440,000	2,821,104
Idaho State, Housing & Finance
Association, Grant & Revenue			New Jersey - 3.8%
Anticipation, Federal Highway			New Jersey State,
Trust, RB,			Ser L, GO, AMBAC Insured
National-RE Insured			5.250%, 07/15/16	1,300,000	1,498,549
5.000%, 07/15/15	1,000,000	1,102,750	Transportation Trust Fund
Ser A, RB			Authority, Ser A, RB
5.000%, 07/15/22 (A)	580,000	679,354	5.250%, 12/15/21	720,000	894,593
5.250%, 07/15/24 (A)	1,750,000	2,056,408	5.500%, 12/15/22	675,000	850,311
Twin Falls County, School District			Ser C, AGM Insured
No. 411, GO,			5.500%, 12/15/17	460,000	555,786
National-RE Insured					3,799,239
5.000%, 09/15/16	1,000,000	1,141,510	New York - 7.6%
		4,980,022	New York City,
			Ser C-1, GO, AGM Insured
Illinois - 7.3%			5.000%, 10/01/24 (A)	1,205,000	1,405,163
Chicago,			Ser G-6, GO
Ser A, GO, AGM Insured			0.080%, 04/01/42 (C)	1,000,000	1,000,000
5.000%, 01/01/23 (A)	1,075,000	1,167,794	Ser M, GO, AGM Insured
Ser C, GO			5.000%, 04/01/15	1,050,000	1,151,650
5.000%, 01/01/23 (A)	1,285,000	1,463,358	New York City, Transitional Finance
Chicago, Board of Education,			Authority Subordinated Future Tax
Dedicated Revenues, Ser B, GO,			Secured
AMBAC Insured			ETM, RB, Prerefunded
5.000%, 12/01/23 (A)	1,375,000	1,531,530	5.000%, 11/01/13	560,000	579,667
Chicago, O’Hare International Airport			RB, Unrefunded
Revenue, Ser B, RB, AGM Insured			5.000%, 11/01/13	540,000	559,170
5.000%, 01/01/19 (A)	1,805,000	2,043,025	Ser C, RB
			5.000%, 11/01/17	525,000	625,711

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 89

schedule of investments
January 31, 2013 (unaudited)
national intermediate tax-free bond fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
New York - (continued)			Texas - (continued)
New York State, Thruway Authority,			Lamar Consolidated Independent
Second Highway and Bridge Trust			School District, Schoolhouse, GO,
Fund, RB,			PSF Insured
Ser A, National-RE Insured,			5.000%, 02/15/17	$800,000	$934,296
Prerefunded @ 100			Lower Colorado River Authority, RB
5.000%, 04/01/14 (B)	$1,075,000	$1,133,620	5.000%, 05/15/21 (A)	990,000	1,152,934
Ser B, RB			5.000%, 05/15/22 (A)	805,000	939,548
5.000%, 04/01/21 (A)	1,025,000	1,210,043	5.000%, 05/15/23 (A)	90,000	104,584
		7,665,024	RB, Prerefunded @ 100 (B)
			5.000%, 05/15/19	5,000	6,187
North Carolina - 1.3%			5.000%, 05/15/19	40,000	49,355
North Carolina State, Public			5.000%, 05/15/19	35,000	43,186
Improvement, Ser A, GO			5.000%, 05/15/19	10,000	12,339
5.000%, 03/01/23 (A)	1,000,000	1,003,170	5.000%, 05/15/19	5,000	6,169
North Carolina State, Highway, GO			5.000%, 05/15/19	5,000	6,169
5.000%, 05/01/15 (A)	250,000	264,873	North East Independent School
		1,268,043	District, Ser A, GO, PSF Insured
			5.000%, 08/01/17	650,000	770,452
			San Antonio, Water Revenue, RB,
Oregon - 4.2%			National-RE FGIC Insured
Portland, Sewer System Revenue,			5.000%, 05/15/17	1,000,000	1,175,350
First Lien, Ser A, RB, National-RE			Texas State, University Systems
Insured			Financing Revenue, RB
5.000%, 06/01/14	625,000		5.250%, 03/15/21 (A)	1,205,000	1,428,467
Second Lien, Ser B, RB, AGM		663,987			10,443,864
Insured
5.000%, 06/15/23 (A)	1,210,000		Utah - 1.6%
Washington County, School District		1,405,669	Utah State, Board of Regents
Authority No. 15, GO, AGM School			Auxilliary & Campus Facilities
Board Guarantee Insured			Revenue, Ser A, RB, National-RE
5.000%, 06/15/14	1,000,000		Insured
Yamill County, School District		1,064,220	5.000%, 04/01/17 (A)	1,525,000	1,662,280
Authority No. 29J, GO, National-RE
FGIC Insured			Virginia - 0.9%
5.250%, 06/15/16	1,000,000		City of Newport News, Ser A, GO
		1,143,690	5.000%, 07/01/24 (A)	735,000	884,381
		4,277,566
			Washington - 5.4%
Pennsylvania - 1.6%			King & Pierce County School District
Commonwealth of Pennsylvania,			No. 408, GO
First Ser A, GO			5.000%, 12/01/21 (A)	1,000,000	1,225,500
5.000%, 11/01/18 (A)	1,000,000	1,184,160	Pierce County, GO, AMBAC Insured
First Ser, GO			5.125%, 08/01/16 (A)	1,375,000	1,524,861
5.000%, 07/01/17	375,000	442,507	Seattle Municipal Light & Power
		1,626,667	Revenue, RB, AGM Insured
			5.000%, 08/01/17 (A)	740,000	787,279
			Prerefunded @ 100
Texas - 10.4%			5.000%, 08/01/14 (B)	260,000	278,140
Denton, Utilities System Revenue, RB,			Washington State, Ser A, GO
National-RE Insured			5.000%, 07/01/19 (A)	1,375,000	1,612,105
5.250%, 12/01/23 (A)	1,065,000	1,116,429			5,427,885
Houston, Texas Utility System
Revenue,			Total Municipal Bonds
Combined First Lien, Ser A, RB,			(Cost $92,625,912)		99,846,617
National-RE Insured
5.250%, 05/15/14	730,000	776,143
First Lien, Ser A, RB, AGM Insured
5.250%, 11/15/17	1,600,000	1,922,256

The accompanying notes are an integral part of the financial statements.

90 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
national intermediate tax-free bond fund (continued)

Description	Shares	Value

Registered Investment Company - 0.3%			(A)	These securities are subject to a demand feature which reduces the effective maturity date.
Dreyfus Cash Management	275,028	$275,028	(B)	Prerefunded security - The maturity date shown is the prerefunded date.
			(C)	Floating rate security. Rate disclosed is as of January 31, 2013.
Total Registered Investment Company			AGM	- Assured Guaranty Municipal Corporation
(Cost $275,028)		275,028	AMBAC	- American Municipal Bond Assurance Corporation
Total Investments - 99.3%			COP	- Certificates of Participation
(Cost $92,900,940)		100,121,645	ETM	- Escrowed to Maturity
Other Assets & Liabilities, Net - 0.7%		659,477	FGIC	- Financial Guaranty Insurance Corporation
			GO	- General Obligation
Net Assets - 100.0%		$100,781,122	PSF	- Priority Solidarity Fund
			RB	- Revenue Bond
			Ser	- Series
			TA	- Tax Allocation

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2013	Price	Inputs	Inputs

Municipal Bonds	$99,846,617	$—	$99,846,617	$—
Registered Investment Company	275,028	275,028	—	—
Total:	$100,121,645	$275,028	$99,846,617	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 91

schedule of investments
January 31, 2013 (unaudited)
short term bond fund

Description	Par	Value	Description	Par	Value

Corporate Obligations - 54.4%			Corporate Obligations - (continued)
Consumer Discretionary - 2.0%			Financials - (continued)
Comcast			Berkshire Hathaway Finance
5.300%, 01/15/14	$1,150,000	$1,201,494	1.600%, 05/15/17	$1,800,000	$1,818,482
Macy’s Retail Holdings			BP Capital Markets PLC
7.875%, 07/15/15	1,000,000	1,163,216	3.875%, 03/10/15	1,250,000	1,331,124
Time Warner Cable			1.375%, 11/06/17	750,000	747,695
7.500%, 04/01/14	400,000	430,904	Capital One Financial
Walt Disney, MTN			1.000%, 11/06/15	2,000,000	1,991,348
1.125%, 02/15/17	750,000	747,735	Caterpillar Financial Services, MTN
			1.100%, 05/29/15	1,000,000	1,011,484
		3,543,349	Citigroup
Consumer Staples - 5.3%			4.750%, 05/19/15	1,500,000	1,615,245
Anheuser-Busch Inbev Worldwide			Ford Motor Credit
0.800%, 07/15/15	1,200,000	1,202,321	3.875%, 01/15/15	1,450,000	1,506,943
Coca-Cola			General Electric Capital, MTN
3.625%, 03/15/14	250,000	258,758	2.300%, 04/27/17	2,250,000	2,317,655
Costco Wholesale			JPMorgan Chase
0.650%, 12/07/15	1,825,000	1,832,191	5.125%, 09/15/14	500,000	532,211
Heineken (A)			4.750%, 05/01/13	1,000,000	1,010,639
1.400%, 10/01/17	850,000	843,078	KeyBank
0.800%, 10/01/15	1,200,000	1,201,258	1.650%, 02/01/18	2,000,000	2,008,222
Kellogg			Lehman Brothers Holdings, MTN (B)
1.125%, 05/15/15	1,700,000	1,717,452	0.000%, 12/01/49	500,000	124,375
Walgreen			NASDAQ OMX Group
1.800%, 09/15/17	2,250,000	2,255,742	5.250%, 01/16/18	750,000	826,997
		9,310,800	Royal Bank of Canada, MTN
			0.800%, 10/30/15	1,650,000	1,651,780
Energy - 5.8%			Toyota Motor Credit, MTN
Energy Transfer Partners			1.000%, 02/17/15	1,650,000	1,662,984
8.500%, 04/15/14	522,000	566,319	Wachovia
6.000%, 07/01/13	1,350,000	1,376,043	4.875%, 02/15/14	2,000,000	2,085,148
Enterprise Products Operating					29,893,567
1.250%, 08/13/15	500,000	503,854
Ser M,			Foreign Governments - 2.2%
5.650%, 04/01/13	1,300,000	1,309,246	Hydro-Quebec
Kinder Morgan Energy Partners			1.375%, 06/19/17	1,500,000	1,517,550
5.000%, 12/15/13	1,332,000	1,379,195	Mexico Government International
Petrobras International Finance			Bond
3.875%, 01/27/16	2,000,000	2,094,624	5.875%, 02/17/14	750,000	789,750
Petrohawk Energy			Province of Ontario Canada
7.875%, 06/01/15	1,800,000	1,879,528	0.950%, 05/26/15	1,500,000	1,514,447
7.250%, 08/15/18	900,000	1,013,719			3,821,747
		10,122,528
			Health Care - 8.3%
Financials - 17.1%			AbbVie (A)
American Express Credit, MTN			1.200%, 11/06/15	2,600,000	2,613,369
1.750%, 06/12/15	2,000,000	2,037,132	Amgen
American International Group			1.875%, 11/15/14	2,000,000	2,043,228
4.250%, 09/15/14	1,500,000	1,579,191	Boston Scientific
Bank of America, MTN			5.450%, 06/15/14	1,000,000	1,059,856
7.375%, 05/15/14	1,500,000	1,617,864	Gilead Sciences
BB&T, MTN			3.050%, 12/01/16	1,500,000	1,606,028
2.150%, 03/22/17	2,350,000	2,417,048	2.400%, 12/01/14	350,000	360,688

The accompanying notes are an integral part of the financial statements.

92 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Corporate Obligations - (continued)			Corporate Obligations - (continued)
Health Care - (continued)			Utilities - 2.8%
McKesson			Consolidated Natural Gas,
0.950%, 12/04/15	$1,575,000	$1,578,952	Ser A
Mylan (A)			5.000%, 03/01/14	$1,000,000	$1,045,186
7.625%, 07/15/17	1,900,000	2,126,351	Exelon Generation
Sanofi			5.350%, 01/15/14	1,482,000	1,545,570
1.625%, 03/28/14	750,000	760,678	MidAmerican Energy Holdings,
UnitedHealth Group			Ser D
0.850%, 10/15/15	1,100,000	1,103,133	5.000%, 02/15/14	1,750,000	1,827,072
Watson Pharmaceuticals			Southern California Edison
1.875%, 10/01/17	725,000	727,670	5.750%, 03/15/14	500,000	528,412
Wellpoint					4,946,240
6.000%, 02/15/14	475,000	500,937
		14,480,890	Total Corporate Obligations
			(Cost $94,279,984)		95,263,914
Industrial - 1.2%
Continental Airlines Pass
Through Trust,			U.S. Government Agency Mortgage-Backed
Ser 2010-1, Cl A			Obligations - 17.1%
4.750%, 01/12/21	923,191	1,010,894	FHLMC Gold
United Technologies			6.000%, 09/01/13	1,930	1,966
1.200%, 06/01/15	1,100,000	1,116,218	6.000%, 04/01/14	6,907	7,239
		2,127,112	6.000%, 05/01/14	2,603	2,682
			6.000%, 05/01/14	4,980	5,131
Information Technology - 3.2%			6.000%, 05/01/14	6,471	6,668
Hewlett-Packard			6.000%, 05/01/14	28,356	29,690
3.000%, 09/15/16	2,000,000	2,030,552	6.000%, 07/01/14	31,271	32,455
Intel			6.000%, 10/01/16	45,267	48,283
1.350%, 12/15/17	1,750,000	1,744,092	6.000%, 04/01/17	151,051	163,277
Xerox (C)			6.000%, 04/01/29	53,963	60,165
1.710%, 09/13/13	850,000	853,856	6.000%, 04/01/38	294,145	324,459
1.130%, 05/16/14	1,000,000	998,084	5.500%, 07/01/15	64,485	68,656
		5,626,584	5.500%, 03/01/17	46,630	49,936
			5.500%, 12/01/17	4,792	5,138
Materials—3.0%			5.500%, 02/01/18	59,581	64,096
Ball			5.500%, 11/01/18	6,478	6,970
7.375%, 09/01/19	1,570,000	1,738,775	5.500%, 10/01/32	343,371	374,587
Ecolab			5.500%, 12/01/34	207,151	225,465
2.375%, 12/08/14	1,225,000	1,260,423	5.000%, 10/01/18	179,512	192,480
1.000%, 08/09/15	500,000	502,481	5.000%, 07/01/20	74,377	79,863
Rio Tinto Finance USA			5.000%, 06/01/25	354,730	379,117
1.625%, 08/21/17	1,750,000	1,754,048	4.500%, 07/01/20	659,027	703,511
		5,255,727	4.000%, 07/01/25	748,095	791,812
			3.500%, 12/01/25	764,824	804,768
Telecommunication Services - 3.5%			3.500%, 03/01/27	1,028,627	1,097,457
AT&T Inc			FHLMC, ARM
0.800%, 12/01/15	1,800,000	1,799,496	3.410%, 06/01/39	262,758	280,955
Cellco Partnership/Verizon			3.031%, 03/01/35	165,325	175,532
Wireless Capital			2.774%, 11/01/35	1,144,173	1,224,416
5.550%, 02/01/14	2,000,000	2,091,718	2.452%, 09/01/36	1,075,968	1,152,417
Thomson Reuters			2.446%, 10/01/36	1,342,960	1,429,789
5.950%, 07/15/13	1,000,000	1,024,002	2.371%, 12/01/34	1,218,828	1,297,226
Verizon Communications			2.367%, 01/01/34	232,102	247,374
1.950%, 03/28/14	1,200,000	1,220,154
		6,135,370

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 93

schedule of investments
January 31, 2013 (unaudited)
short term bond fund (continued)

Description	Par	Value	Description	Par	Value

U.S. Government Agency Mortgage-Backed			U.S. Government Agency Mortgage-Backed
Obligations - (continued)			Obligations - (continued)
FNMA			FNMA, CMO REMIC,
8.000%, 06/01/30	$3,040	$3,741	Ser 2002-18, Cl PC
8.000%, 11/01/30	2,222	2,731	5.500%, 04/25/17	$22,766	$23,132
6.500%, 06/01/16	21,269	22,627	Ser 2003-3, Cl BC
6.500%, 07/01/16	15,173	16,213	5.000%, 02/25/18	268,984	287,413
6.500%, 11/01/16	14,062	15,025	GNMA, CMO,
6.500%, 01/01/17	15,791	16,873	Ser 2011-20, Cl A
6.500%, 02/01/17	6,208	6,634	1.883%, 04/16/32	417,951	423,782
6.500%, 04/01/17	24,103	26,101	Total U.S. Government Agency
6.500%, 07/01/17	23,269	25,149	Mortgage-Backed Obligations
6.000%, 04/01/16	74,166	78,733	(Cost $29,384,321)		29,974,925
6.000%, 04/01/16	159,299	167,095
6.000%, 05/01/16	172,836	183,479	Mortgage-Backed Securities - 5.9%
6.000%, 05/01/16	39,983	40,411
6.000%, 06/01/16	8,130	8,631	Banc of America Commercial
6.000%, 08/01/16	15,115	16,046	Mortgage, Ser 2005-1, Cl A3
6.000%, 10/01/16	39,655	42,097	4.877%, 11/10/42	9,213	9,232
6.000%, 05/01/18	112,861	119,811	Chase Mortgage Finance,
5.500%, 07/01/14	23,530	25,177	Ser 2003-S10, Cl A1
5.500%, 09/01/14	30,400	32,528	4.750%, 11/25/18	203,779	209,739
5.500%, 08/01/15	80,209	85,824	Ser 2004-S1, CI A3
5.500%, 12/01/16	18,923	20,259	5.500%, 02/25/19	154,823	158,795
5.500%, 01/01/17	137,215	146,905	Citicorp Mortgage Securities,
5.500%, 09/01/17	216,151	232,196	Ser 2003-10, Cl A1
5.500%, 09/01/17	22,712	24,387	4.500%, 11/25/18	256,167	262,955
5.500%, 10/01/17	34,101	36,631	Credit Suisse First Boston
5.500%, 11/01/17	56,434	60,542	Mortgage Securities,
5.500%, 12/01/17	33,826	36,403	Ser 2004-C2, Cl A2 (C)
5.500%, 02/01/18	4,409	4,762	5.416%, 05/15/36	2,600,000	2,708,586
5.500%, 04/01/18	9,226	9,964	DBUBS Mortgage Trust,
5.500%, 10/01/18	10,627	11,411	Ser 2011-LC1A, Cl A1 (A)
5.500%, 12/01/18	378,927	405,688	3.742%, 11/10/46	1,295,355	1,395,379
5.500%, 09/01/34	455,047	497,198	Master Asset Securitization Trust,
5.500%, 01/01/35	355,788	393,080	Ser 2003-10, Cl 2A1
5.140%, 01/01/16	929,682	1,011,400	4.500%, 11/25/13	10,589	10,616
5.000%, 05/01/23	1,090,892	1,177,822	Merrill Lynch Mortgage Investors
4.500%, 04/01/25	734,984	801,362	Trust, Ser 2005-A2, Cl A4 (C)
4.000%, 09/01/20	1,177,527	1,258,556	2.517%, 02/25/35	72,304	72,761
3.500%, 09/01/25	1,740,035	1,841,175	Morgan Stanley Capital I,
3.500%, 12/01/25	911,757	964,753	Ser 2003-T11, Cl A4
3.500%, 04/01/26	520,452	550,703	5.150%, 06/13/41	241,677	244,105
3.500%, 07/01/26	573,633	606,975	Morgan Stanley Dean Witter
3.000%, 04/01/27	2,441,066	2,567,315	Capital I, Ser 2001-TOP3, Cl A4
FNMA, ARM			6.390%, 07/15/33	13,301	13,328
2.761%, 09/01/33	125,590	133,415	Residential Funding Mortgage
2.719%, 06/01/34	1,137,410	1,213,803	Securities I, Ser 2004-S3, Cl A1
2.606%, 01/01/36	725,166	770,510	4.750%, 03/25/19	440,847	451,625
2.351%, 08/01/27	18,918	19,672	Sequoia Mortgage Trust, (C)
2.296%, 09/01/35	1,626,278	1,737,095	Ser 2012-1, Cl 2A1
2.157%, 01/01/35	411,354	438,110	3.474%, 01/25/42	677,555	697,422

The accompanying notes are an integral part of the financial statements.

94 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
short term bond fund (continued)

Description	Par	Value	Description	Par	Value

Mortgage-Backed Securities - (continued)			Asset-Backed Securities - (continued)
Ser 2012-2, Cl A2			Ford Credit Auto Owner Trust
3.500%, 04/25/42	$1,424,800	$1,456,392	Ser 20012-A, Cl A3
Ser 2013-1, Cl 1A1			0.840%, 08/15/16	$1,400,000	$1,406,587
1.450%, 02/25/43	1,600,000	1,600,280	Hertz Vehicle Financing,
Washington Mutual,			Ser 2011-1A, Cl A1 (A)
Ser 2005-8, Cl 1A8			2.200%, 03/25/16	1,400,000	1,431,619
5.500%, 10/25/35	46,174	42,008	Honda Auto Receivables Owner
Wells Fargo Mortgage Backed			Trust, Ser 2012-1, Cl A3
Securities Trust,			0.770%, 01/15/16	2,000,000	2,008,498
Ser 2003-13, Cl A1			Public Service New Hampshire
4.500%, 11/25/18	474,968	487,254	Funding, Ser 2001-1, Cl A3
Ser 2003-M, Cl A1 (C)			6.480%, 05/01/15	208,054	208,052
4.680%, 12/25/33	247,058	254,982	SLM Student Loan Trust, (C)
Ser 2004-2, Cl A1			Ser 2011-2, Cl A1
5.000%, 02/25/19	268,034	273,781	0.810%, 11/25/27	1,635,895	1,646,142
			Ser 2011-A, Cl A1(A)
Total Mortgage-Backed Securities			1.206%, 10/15/24	1,675,486	1,688,547
(Cost $10,262,561)		10,349,240	Toyota Auto Receivables Owner
			Trust, Ser 2012-B, Cl A3
Asset-Backed Securities - 16.4%			0.460%, 07/15/16	2,000,000	1,998,196
AEP Texas Central Transition Funding,			Volkswagen Auto Loan
Ser 2012-1, Cl A1			Enhanced Trust, Ser 2011-1, Cl A3
0.880%, 12/01/18	2,217,984	2,231,053	1.220%, 06/22/15	1,263,079	1,268,964
Ally Master Owner Trust,			World Omni Auto Receivables
Ser 2011-1, Cl A2			Trust, Ser 2011-A, Cl A4
2.150%, 01/15/16	1,075,000	1,091,081	1.910%, 04/15/16	1,425,000	1,449,728
Ser 2011-4, Cl A2
1.540%, 09/15/16	300,000	303,645	Total Asset-Backed Securities
American Express Credit Account			(Cost $28,571,162)		28,762,411
Secured Note Trust,
Series 2012-4 Class A			U.S. Treasury Obligations - 1.7%
0.446%, 05/15/20	1,900,000	1,906,295	U.S. Treasury Notes
ARI Fleet Lease Trust,			0.875%, 01/31/17	550,000	554,984
Ser 2010-B, Cl A (A) (C)			0.125%, 07/31/14	2,500,000	2,496,485
0.508%, 01/15/21	1,830,051	1,830,529
Avis Budget Rental Car			Total U.S. Treasury Obligations
Funding AESOP, (A)			(Cost $3,047,060)		3,051,469
Ser 2011-1A, Cl A
1.850%, 11/20/14	1,500,000	1,513,323	Taxable Municipal Bonds - 1.9%
Ser 2011-2A, Cl A			California - 1.9%
2.370%, 11/20/14	750,000	767,647	California State, GO (C)
BMW Vehicle Owner Trust,			5.650%, 04/01/39	1,850,000	1,863,727
Ser 2010-A, Cl A3			University of California
1.390%, 04/25/13	60,910	60,981	Revenue, Build America
CAL Funding II,			Bonds, Taxable, RB (C)
Ser 2012-1A, Cl A (A)			1.988%, 05/15/50	1,500,000	1,505,385
3.470%, 10/25/27	1,218,750	1,253,245
Cards II Trust,			Total Taxable Municipal Bonds
Ser 2012-4A, Cl A (A) (C)			(Cost $3,441,752)		3,369,112
0.656%, 09/15/17	3,500,000	3,504,375
Centerpoint Energy Transition
Bond, Ser 2008-A, Cl A1
4.192%, 02/01/20	1,119,760	1,193,904

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 95

schedule of investments
January 31, 2013 (unaudited)
short term bond fund (concluded)

Description	Shares	Value

Registered Investment Company - 3.5%			ARM	- Adjustable Rate Mortgage
Dreyfus Cash Management	6,135,183	$6,135,183	Cl	- Class
			CMO	- Collateralized Mortgage Obligation
Total Registered Investment Company			FHLMC	- Federal Home Loan Mortgage Corporation
(Cost $6,135,183)		6,135,183	FNMA	- Federal National Mortgage Association
			GNMA	- Government National Mortgage Association
Total Investments - 100.9%			GO	- General Obligation
(Cost $175,122,023)		176,906,254	MTN	- Medium Term Note
			PLC	- Public Liability Company
Other Assets & Liabilities, Net - (0.9)%		(1,651,588)	RB	- Revenue Bond
			REMIC	- Real Estate Mortgage Investment Conduit
Net Assets - 100.0%		$175,254,666	Ser	- Series

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of January 31, 2013 was $20,168,720 and represented 11.5% of net assets.
(B)	The issuer is in default of certain debt covenants. Income is not being accrued. As of January 31, 2013, the value of these securities amounted to $124,375, which represents 0.1% of net assets.
(C)	Floating rate security. Rate disclosed is as of January 31, 2013.

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2013	Price	Inputs	Inputs

Corporate Obligations	$95,263,914	$—	$95,263,914	$—
U.S. Government Agency Mortgage-Backed Obligations	29,974,925	—	29,974,925	—
Mortgage-Backed Securities	10,349,240	—	10,349,240	—
Asset-Backed Securities	28,762,411	—	28,762,411	—
U.S. Treasury Obligation	3,051,469	—	3,051,469	—
Taxable Municipal Bonds	3,369,112	—	3,369,112	—
Registered Investment Company	6,135,183	6,135,183	—	—
Total:	$176,906,254	$6,135,183	$170,771,071	$—

The accompanying notes are an integral part of the financial statements.

96 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
wisconsin tax-exempt fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 95.8%			Municipal Bonds - (continued)
Guam - 1.5%			Puerto Rico - (continued)
Guam Government Business			Puerto Rico Commonwealth
Privilege, Ser A, RB			Infrastructure Financing
5.000%, 01/01/19	$750,000	$866,137	Authority, Special Tax
Guam Power Authority,			Revenue, Ser A,
Ser A, RB, AGM Insured			BHAC Credit, FGIC Insured
5.000%, 10/01/19	515,000	600,686	5.500%, 07/01/22	$1,385,000	$1,629,619
5.000%, 10/01/22	870,000	1,019,666	FGIC Insured
		2,486,489	5.500%, 07/01/21	945,000	1,026,327
			Puerto Rico Electric Power
Massachusetts - 0.7%			Authority,
Massachusetts State Housing			Ser TT, RB
Finance Agency, Multi-Family			5.000%, 07/01/22 (A)	300,000	308,943
Housing Authority, ETM, RB,			5.000%, 07/01/37 (A)	1,700,000	1,695,172
HUD Section 8			Ser UU, RB, AGM Insured
7.000%, 04/01/21 (A)	910,000	1,235,780	5.000%, 07/01/20 (A)	1,000,000	1,072,960
			Ser WW, RB
Puerto Rico - 26.4%			5.500%, 07/01/38 (A)	2,500,000	2,554,875
Commonwealth of Puerto			Ser XX, RB
Rico, Public Improvement,			4.625%, 07/01/25 (A)	2,100,000	2,093,049
GO, AGM Insured, Unrefunded			Puerto Rico Municipal
Balance			Finance Agency,
5.125%, 07/01/30 (A)	750,000	750,188	Ser A, GO, AGM Insured
GO, National-RE Insured			5.000%, 08/01/30 (A)	880,000	886,125
5.650%, 07/01/15	2,240,000	2,356,122	Ser C, GO, CIFG Insured
Ser A, GO			5.250%, 08/01/23	1,000,000	1,094,560
5.500%, 07/01/13	2,000,000	2,028,000	Puerto Rico Public Buildings
Ser A, GO, AGM Insured			Authority, Revenue
5.000%, 07/01/14	1,200,000	1,254,576	Refunding,
Ser A, GO, Assured GTY Insured			Government Facilities, Ser H,
5.000%, 07/01/14	2,740,000	2,864,615	RB, AMBAC, Commonwealth
Ser A, GO, National-RE Insured			Guaranteed
5.500%, 07/01/20	1,020,000	1,113,095	5.500%, 07/01/17	1,250,000	1,349,087
Ser A, GO, XLCA Insured			Government Facilities, Ser U, RB
5.500%, 07/01/17	1,130,000	1,219,575	5.000%, 07/01/20	2,000,000	2,119,140
Puerto Rico Commonwealth			Ser L, RB, XLCA,
Highway & Transportation			Commonwealth Guaranteed
Authority,			5.500%, 07/01/21	500,000	543,030
Grant Anticipation Revenue,			Puerto Rico Sales Tax
RB, National-RE Insured			Financing, Corporate
5.000%, 09/15/20 (A)	780,000	790,397	Sales Tax Revenue, First
Transportation Revenue,			Sub-Ser A, RB
Ser AA-1, RB, AGM Insured,			5.500%, 08/01/37 (A)	2,500,000	2,684,100
Unrefunded Balance			5.750%, 08/01/37 (A)	1,400,000	1,516,354
4.950%, 07/01/26 (A)	880,000	945,349	6.375%, 08/01/39 (A)	3,000,000	3,345,630
Transportation Revenue, Ser E,			6.000%, 08/01/42 (A)	1,000,000	1,097,740
RB, AGM Insured			6.500%, 08/01/44 (A)	2,000,000	2,244,420
5.500%, 07/01/23	1,120,000	1,248,677	Unrefunded Balance
Transportation Revenue,			5.000%, 08/01/17	505,000	566,504
Ser N, RB			Ser C
5.500%, 07/01/23	1,120,000	1,199,688	5.000%, 08/01/22 (A)	1,000,000	1,185,940
					44,783,857

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 97

schedule of investments
January 31, 2013 (unaudited)
wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Virgin Islands - 5.4%			Wisconsin - (continued)
Virgin Islands Public			Glendale, Community
Finance Authority,			Development Authority,
Gross Receipts Taxes Loan			Lease Revenue, RB
Note, RB, ACA Insured			2.600%, 09/01/21 (A)	$3,250,000	$3,267,778
5.000%, 10/01/31 (A)	$1,185,000	$1,239,605	2.750%, 09/01/22 (A)	2,750,000	2,770,597
National-RE FGIC Insured			Bayshore Public Parking
5.000%, 10/01/21 (A)	2,000,000	2,135,300	Facility, Ser A
5.000%, 10/01/23 (A)	1,000,000	1,059,110	5.000%, 10/01/24 (A)	1,500,000	1,553,220
5.000%, 10/01/24 (A)	2,500,000	2,648,650	4.750%, 10/01/27 (A)	1,000,000	1,048,230
5.000%, 10/01/27 (A)	2,000,000	2,101,320	Tax Increment District No. 7,
		9,183,985	Ser B
			3.850%, 09/01/20 (A)	2,250,000	2,422,845
Wisconsin - 61.8%			Green Bay, Redevelopment
Beloit, Community			Authority,
Development Authority,			Bellin Memorial Hospital Project, RB
Lease Revenue, RB			6.000%, 12/01/29 (A)	1,000,000	1,132,850
4.700%, 03/01/21 (A)	345,000	380,249	6.150%, 12/01/32 (A)	1,000,000	1,142,960
4.750%, 03/01/22 (A)	300,000	328,368	Lease Revenue, Refunding,
Ser A, RB			Convention Center Project, RB
1.820%, 06/01/18 (A)	475,000	475,584	4.200%, 06/01/25 (A)	1,000,000	1,082,760
Burlington, Community			4.300%, 06/01/29 (A)	1,000,000	1,078,900
Development Authority,			Johnson Creek, Community
Lease Revenue, RB			Development Authority,
4.000%, 04/01/16 (A)	200,000	208,782	Lease Revenue, RB, Tax
4.100%, 04/01/17 (A)	750,000	779,663	Increment District No. 3
City of Appleton, Fox Cities			2.650%, 12/01/24 (A)	350,000	336,259
Performing Arts, RB			2.800%, 12/01/25 (A)	200,000	191,002
2.200%, 09/01/18	355,000	355,369	2.900%, 12/01/26 (A)	200,000	190,900
2.400%, 09/01/19	290,000	290,348	Madison, Community
2.600%, 09/01/20	355,000	355,483	Development Authority
Cudahy Community			Revenue, Wisconsin
Development Authority,			Alumni Research Fund
Lease Revenue, Ser A, RB			Project, RB
1.950%, 06/01/19	145,000	145,947	5.000%, 10/01/14	225,000	242,568
2.200%, 06/01/20	250,000	252,025	5.000%, 10/01/22 (A)	1,065,000	1,311,622
2.400%, 06/01/21 (A)	360,000	364,352	5.000%, 10/01/27 (A)	925,000	1,119,537
2.600%, 06/01/22 (A)	245,000	247,773	5.000%, 10/01/28 (A)	250,000	301,528
Cudahy, Community			5.000%, 10/01/34 (A)	4,500,000	5,331,060
Development Authority,			Milwaukee Redevelopment
Redevelopment Lease Revenue, RB			Authority, Milwaukee
3.650%, 06/01/13	200,000	201,906	School of Engineers,
4.250%, 06/01/17 (A)	500,000	532,485	RB, AGM Insured
Delafield, Community			2.750%, 04/01/21	1,080,000	1,092,614
Development Authority,			3.000%, 04/01/22	375,000	378,289
Redevelopment Revenue,			3.200%, 04/01/23 (A)	1,000,000	1,011,080
St. Johns Northwestern			3.750%, 04/01/28 (A)	950,000	978,206
Military, RB, LOC Town			4.100%, 04/01/32 (A)	2,500,000	2,576,950
Bank/FHLB			Milwaukee, Redevelopment
4.150%, 06/01/25 (A)	250,000	279,090	Authority,
4.250%, 06/01/26 (A)	330,000	368,890	Summerfest Project, RB
4.600%, 06/01/30 (A)	600,000	673,986	4.500%, 08/01/23 (A)	110,000	121,851

The accompanying notes are an integral part of the financial statements.
98 HighMark® Funds

schedule of investments
January 31, 2013 (unaudited)
wisconsin tax-exempt fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
Wisconsin - (continued)			Wisconsin - (continued)
4.700%, 08/01/25 (A)	$110,000	$122,529	Ser A, RB, National-RE Insured
5.000%, 08/01/30 (A)	2,000,000	2,249,320	5.500%, 12/15/14	$3,660,000	$4,009,347
Milwaukee, Redevelopment			5.500%, 12/15/23	1,025,000	1,328,318
Authority, Lease			5.500%, 12/15/26	4,510,000	5,741,952
Revenue,			Sun Prairie, Community
Milwaukee Public Schools,			Development Authority,
Congress School, Ser A, RB			Lease Revenue, RB
4.500%, 08/01/20 (A)	500,000	507,550	4.400%, 08/01/20 (A)	150,000	152,214
4.600%, 08/01/22 (A)	500,000	536,330	4.500%, 08/01/21 (A)	150,000	152,191
RB, AMBAC Insured			Tax Incremental District No. 8, RB
3.650%, 08/01/13	2,000,000	2,027,160	4.300%, 08/01/21 (A)	975,000	1,025,290
3.800%, 08/01/14 (A)	1,000,000	1,012,140	4.350%, 08/01/22 (A)	975,000	1,022,112
4.000%, 08/01/16 (A)	1,000,000	1,011,000	Waukesha, Redevelopment
4.100%, 08/01/17 (A)	1,000,000	1,015,030	Authority, Weldall
4.125%, 08/01/18 (A)	2,010,000	2,039,266	Manufacturing Inc.
Monroe, Redevelopment			Project, RB, LOC Harris N.A.
Authority, Development			4.200%, 12/01/24 (A)	150,000	161,958
Revenue, Monroe Clinic Inc., RB			4.500%, 12/01/30 (A)	1,200,000	1,308,180
5.875%, 02/15/39 (A)	2,850,000	3,172,364	West Bend, Redevelopment
Neenah, Community			Authority, Lease
Development Authority,			Revenue, RB
Lease Revenue, Ser A, RB			4.500%, 10/01/23 (A)	250,000	261,252
4.300%, 12/01/20 (A)	1,000,000	1,032,200	4.550%, 10/01/24 (A)	250,000	261,505
5.125%, 12/01/23 (A)	1,000,000	1,056,910	4.600%, 10/01/25 (A)	150,000	156,702
4.625%, 12/01/28 (A)	600,000	660,126	4.650%, 10/01/28 (A)	250,000	260,315
4.700%, 12/01/28 (A)	1,250,000	1,290,738	Weston, Community
4.750%, 12/01/32 (A)	400,000	438,916	Development Authority,
Onalaska, Community			Lease Revenue,
Development Authority,			Ser A, RB
Lease Revenue, RB			4.100%, 10/01/16 (A)	500,000	515,435
3.900%, 10/01/14 (A)	100,000	102,416	4.250%, 10/01/17 (A)	200,000	206,064
4.000%, 10/01/15 (A)	100,000	102,481	4.350%, 10/01/18 (A)	500,000	505,475
4.150%, 10/01/16 (A)	200,000	205,160	4.400%, 10/01/18 (A)	500,000	515,300
Osceola Redevelopment			5.250%, 10/01/20 (A)	445,000	465,230
Authority, Lease			4.500%, 10/01/21 (A)	100,000	108,369
Revenue, Refunding, Ser A, RB			4.700%, 10/01/21 (A)	1,230,000	1,268,720
1.350%, 12/01/13	175,000	175,628	4.625%, 10/01/25 (A)	825,000	873,980
1.650%, 12/01/14	200,000	201,256	Guaranty Agreement:
1.900%, 12/01/15	175,000	176,878	Associated Trust Co.
Southeast Wisconsin			4.450%, 10/01/19 (A)	500,000	505,405
Professional Baseball			Ser B, RB
Park District,			4.750%, 10/01/22 (A)	130,000	133,728
League, Capital Appreciation,			4.750%, 10/01/23 (A)	140,000	143,717
COP, ETM, National-RE Insured			Wisconsin Center District,
0.000%, 12/15/15	970,000	950,260	Capital Appreciation, Senior
0.000%, 12/15/17	1,000,000	948,530	Dedicated Tax Revenue, Ser A,
Sales Tax Revenue, Refunding,			RB, National-RE Insured
Ser A, RB, EDTM, National-RE			0.000%, 12/15/26	2,500,000	1,506,025
Insured			Ser 1998A, Junior Dedicated
5.500%, 12/15/18	250,000	310,822	Tax Revenue, RB, AGM Insured
5.500%, 12/15/19	2,200,000	2,776,576	5.250%, 12/15/23	2,585,000	3,081,889
5.500%, 12/15/21	1,500,000	1,941,270

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 99

schedule of investments
January 31, 2013 (unaudited)
wisconsin tax-exempt fund (concluded)

Description	Par	Value	Description	Shares	Value

Municipal Bonds - (continued)	Registered Investment Company - 3.2%
Wisconsin - (continued)	TFIT Tax-Free Cash Reserve Portfolio	5,503,578	$5,503,578
Wisconsin Dells,	Total Registered Investment Company
Community Development	(Cost $5,503,578)	5,503,578
Authority, Lease
Revenue, RB	Total Investments - 99.0%
5.000%, 03/01/22 (A)	$1,500,000	$1,700,610	(Cost $159,263,873)	167,783,517
4.600%, 03/01/25 (A)	1,200,000	1,302,864
Ser A	Other Assets & Liabilities, Net - 1.0%	1,612,271
4.300%, 03/01/22 (A)	225,000	234,200
4.450%, 03/01/25 (A)	300,000	311,532	Net Assets - 100.0%	$169,395,788
Wisconsin Housing &
Economic Development
Authority, Multi-Family
Housing,	(A)	These securities are subject to a demand feature which reduces the effective maturity.
Ser A, RB	(B)	Prerefunded security - The maturity date shown is the prerefunded date.
4.250%, 12/01/35 (A) (C)	1,500,000	1,576,290	(C)	Floating rate security. Rate disclosed is as of January 31, 2013.
GO of Authorization	AGM	- Assured Guaranty Municipal Corporation
4.100%, 11/01/19	465,000	511,472	AMBAC	- American Municipal Bond Assurance Corporation
4.875%, 11/01/25 (A)	2,225,000	2,478,472	BHAC	- Berkshire Hathaway Assurance Corp.
5.375%, 11/01/30 (A)	2,135,000	2,406,359	COP	- Certificates of Participation
Ser B, RB,	ETM	- Escrowed to Maturity
GO of Authorization	FGIC	- Financial Guaranty Insurance Corporation
4.300%, 05/01/27 (A)	1,000,000	1,020,560	FHA	- Federal Housing Administration
4.400%, 05/01/37 (A)	500,000	505,540	FHLB	- Federal Home Loan Bank
Ser E, RB, GO of Authorization	GO	- General Obligation
4.700%, 11/01/25 (A)	275,000	283,352	HUD	- Housing and Urban Development
4.900%, 11/01/35 (A)	1,650,000	1,678,925	LOC	- Letter of Credit
Wisconsin Housing Finance	NA	- National Association
Authority,	RB	- Revenue Bond
RB, FHA Mortgages Insured,	Ser	- Series
Prerefunded 12/01/17 @ 100 (B)	XLCA	- XL Capital Assurance
6.100%, 12/01/17	845,000	984,408
RB, National-RE FHA Mortgages
Insured, Prerefunded
12/01/17 @ 100 (B)
6.100%, 12/01/17	805,000	937,809
104,589,828

Total Municipal Bonds
(Cost $153,760,295)	162,279,939

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2013	Price	Inputs	Inputs

Municipal Bonds	$162,279,939	$—	$162,279,939	$—
Registered Investment Company	5,503,578	5,503,578	—	—
Total:	$167,783,517	$5,503,578	$162,279,939	$—

The accompanying notes are an integral part of the financial statements.

100 HighMark® Funds

This Page Left Blank Intentionally.

HighMark® Funds 101

statements of assets and liabilities

January 31, 2013 (unaudited)

		Cognitive
	Balanced	Value
	Fund	Fund
Assets:
Investments, at Value +	$21,820,133	$89,181,517
Repurchase Agreements, at Value +	3,384,274	1,493,024
Cash	—	—
Foreign Currency	—	—
Receivable for Investments Sold	136,733	1,763,639
Receivable for Fund Shares Sold	52,209	357,575
Accrued Income	60,689	40,648
Prepaid Expenses	18,834	30,446
Deferred Compensation	2,072	7,237
Reclaims Receivable	1,088	—
Variation Margin Receivable	—	—
Unrealized Appreciation of Foreign Currency Contracts (1)	—	—
Total Assets	25,476,032	92,874,086

Liabilities:
Payable for Investments Purchased	74,451	1,546,721
Payable for Fund Shares Redeemed	962	—
Investment Adviser Fees Payable	2,471	56,197
Administration Fees Payable	3,238	11,309
Chief Compliance Officer Fees Payable	554	561
Custodian Fees Payable	135	472
Audit Fees Payable	17,919	17,665
Deferred Compensation Payable	2,072	7,237
Shareholder Servicing Fees Payable	3,019	221
Transfer Agent Fees Payable	4,350	5,500
Printing Fees Payable	2,113	6,732
Trustees Fees Payable	324	389
Accrued Distribution Fees	3,122	542
Accrued Expenses and Other Payables	12,248	12,057
Unrealized Depreciation on Foreign Currency Contracts (1)	—	—
Total Liabilities	126,978	1,665,603
Net Assets	$25,349,054	$91,208,483
Net Assets:
Paid-in Capital (unlimited authorized—no par value)	$20,594,468	$78,313,736
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	3,026	(126,577)
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign
Currency Transactions	713,082	526,484
Net Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, Futures
Contracts and Foreign Currency Transactions	4,038,478	12,494,840
Net Assets	$25,349,054	$91,208,483
+ Cost of Investments and Repurchase Agreements	$21,165,929	$78,179,701
*  Represents margin deposits for futures contracts.
**  Cost of foreign currency is $614,962.
Amounts designated as “—” are either not applicable or less than $1.00.
(1)	The primary risk exposure is foreign exchange rate fluctuations (see Note 2).

The accompanying notes are an integral part of the financial statements.

102 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap	International
Growth	Income	Growth	Growth	Opportunities
Fund	Fund	Fund	Fund	Fund

$81,786,971	$23,846,771	$1,148,348,997	$67,190,810	$221,288,756
1,380,421	—	—	—	—
—	—	—	—	1,500,000	*
—	—	—	—	623,921	**
—	—	14,808,551	1,333,132	3,751,227
252,919	20,689	5,892,332	690,482	319,189
4,835	34,429	72,374	2,876	304,526
30,537	22,879	101,153	19,784	37,234
6,698	1,904	17,517	5,258	17,644
1,601	—	—	—	20,141
—	—	—	—	637
—	—	—	—	362,076

83,463,982	23,926,672	1,169,240,924	69,242,342	228,225,351

—	—	13,809,223	1,410,523	4,946,876
—	—	737,704	438,543	1,447
50,323	732	668,151	46,085	138,210
10,467	2,976	142,097	8,217	27,572
554	554	554	553	554
437	124	5,936	343	12,161
17,746	17,345	20,992	17,525	31,096
6,698	1,904	17,517	5,258	17,644
332	2,732	131,976	7,063	7,743
5,567	7,149	70,008	2,305	7,231
6,787	2,092	40,548	2,669	16,276
468	254	3,120	327	2,229
360	5,742	157,552	8,934	1,964
10,458	8,527	19,371	8,285	32,657
—	—	—	—	3,221
110,197	50,131	15,824,749	1,956,630	5,246,881
$83,353,785	$23,876,541	$1,153,416,175	$67,285,712	$222,978,470

$61,457,787	$27,376,707	$947,645,031	$58,276,444	$232,272,863
(18,920)	(21,616)	(7,702,379)	(556,808)	1,192,895
(9,695,430)	(8,103,987)	23,557,693	(303,200)	(53,718,234)
31,610,348	4,625,437	189,915,830	9,869,276	43,230,946
$83,353,785	$23,876,541	$1,153,416,175	$67,285,712	$222,978,470
$51,557,044	$19,221,334	$958,433,167	$57,321,534	$178,456,726

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 103

statements of assets and liabilities
January 31, 2013 (unaudited)

		Cognitive
	Balanced	Value
	Fund	Fund

Fiduciary Shares:
Net Assets	$16,125,252	$3,578,368
Shares of beneficial interest outstanding	1,069,991	271,135
Net Asset Value, Offering and Redemption Price Per Share (A)	$15.07	$13.20

Class A Shares:
Net Assets	$7,379,017	$705,197
Shares of beneficial interest outstanding	490,785	53,285
Net Asset Value and Redemption Price Per Share (A)	$15.04	$13.23

Maximum Offering Price Per Share (B)	$15.92	$14.00

Class B Shares:
Net Assets	$18,044	N/A
Shares of beneficial interest outstanding	1,204	N/A
Net Asset Value and Offering Price Per Share (A)	$14.99	N/A

Class C Shares:
Net Assets	$1,826,741	$456,837
Shares of beneficial interest outstanding	122,298	35,422
Net Asset Value and Offering Price Per Share (A)	$14.94	$12.90

Class M Shares:
Net Assets	N/A	$86,468,081
Shares of beneficial interest outstanding	N/A	6,555,435
Net Asset Value, Offering and Redemption Price Per Share (A)	N/A	$13.19

N/A	Not Applicable
(A)
Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 5.5%.

The accompanying notes are an integral part of the financial statements.

104 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap	International
Growth	Income	Growth	Growth	Opportunities
Fund	Fund	Fund	Fund	Fund

$2,120,591	$6,971,861	$651,438,538	$45,400,009	$70,573,275
169,316	655,688	25,495,519	1,322,510	9,660,156
$12.52	$10.63	$25.55	$34.33	$7.31

$1,331,899	$12,989,468	$414,079,581	$14,623,679	$4,658,127
109,062	1,225,356	16,372,696	430,301	635,801
$12.21	$10.60	$25.29	$33.98	$7.33

$12.92	$11.22	$26.76	$35.96	$7.76

N/A	1,140,070	$2,735,177	N/A	N/A
N/A	107,179	120,190	N/A	N/A
N/A	10.64	$22.76	N/A	N/A

$96,979	$2,775,142	$85,162,879	$7,262,024	$1,186,056
8,258	263,189	3,695,381	218,622	162,293
$11.74	$10.54	$23.05	$33.22	$7.31

$79,804,316	N/A	N/A	N/A	$146,561,012
6,362,884	N/A	N/A	N/A	20,063,961
$12.54	N/A	N/A	N/A	$7.30

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 105

statements of assets and liabilities
January 31, 2013 (unaudited)

	Large Cap		Large Cap
	Core Equity		Growth
	Fund		Fund
Assets:
Investments, at Value +	$69,127,503		$75,449,050
Repurchase Agreements, at Value +	2,612,598		—
Affiliated Investments, at Value ++	—		—
Cash	126,000	*	—
Foreign Currency	—		—
Receivable for Investments Sold	—		869,044
Receivable for Fund Shares Sold	1,330,000		105,160
Accrued Income	94,609		24,250
Prepaid Expenses	3,053		3,315
Deferred Compensation	5,725		6,180
Reclaims Receivable	163		10,365
Variation Margin Receivable	—		—
Due from Affiliates	—		—
Total Assets	73,299,651		76,467,364

Liabilities:
Payable for Investments Purchased	—		—
Payable for Fund Shares Redeemed	1,483		17,683
Due to Custodian	17,640		—
Investment Adviser Fees Payable	28,805		31,116
Administration Fees Payable	8,946		9,658
Chief Compliance Officer Fees Payable	1,029		588
Custodian Fees Payable	374		403
Audit Fees Payable	20,963		17,622
Deferred Compensation Payable	5,725		6,180
Shareholder Servicing Fees Payable	6,555		8,713
Transfer Agent Fees Payable	8,192		12,501
Printing Fees Payable	6,264		6,224
Trustees Fees Payable	502		817
Accrued Distribution Fees	1,511		6,172
Variation Margin Payable	4,118		—
Accrued Expenses and Other Payables	4,773		9,349
Total Liabilities	116,880		127,026
Net Assets	$73,182,771		$76,340,338

Net Assets:
Paid-in Capital (unlimited authorized—no par value)	$76,071,188		$64,051,809
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	96,837		287,290
Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds, Futures Contracts
and Foreign Currency Transactions	(15,656,097)		(5,314,214)
Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds, Futures
Contracts and Foreign Currency Transactions	12,670,843		17,315,453
Net Assets	$73,182,771		$76,340,338
+ Cost of Investments and Repurchase Agreements	$59,180,135		$58,133,597
++ Cost of Affiliated Investments	$—		$—
*     Represents margin deposits for futures contracts.
**   Cost of foreign cost is $155,356.
Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

106 HighMark® Funds

				Tactical	Tactical
NYSE Arca				Capital	Growth &
Tech 100	Small Cap			Growth	Income
Index	Core		Value	Allocation	Allocation
Fund	Fund		Fund	Fund	Fund

$214,630,675	$77,756,814		$354,549,437	$3,592,788	$5,432,312
—	2,143,594		—	3,754,279	8,342,702
—	—		—	38,910,326	52,008,117
—	100,000	*	—	—	—
—	—		218,078 **	—	—
—	—		—	—	—
1,884,827	152,519		116,330	38,153	—
77,021	30,869		196,747	7,318	30
25,424	23,226		14,990	14,405	16,974
17,012	6,350		28,429	3,741	5,182
60,698	251		87,548	—	—
—	23,500		—	—	—
—	—		—	7,338	6,380
216,695,657	80,237,123		355,211,559	46,328,348	65,811,697

—	—		—	7,304	—
59,540	12,046		76,521	73,361	6,090
477,972	—		—	—	—
52,634	59,433		178,798	—	—
26,584	9,923		44,426	5,845	8,098
554	1,771		666	809	624
1,110	414		1,866	244	338
18,388	20,967		22,158	16,803	16,906
17,012	6,350		28,429	3,741	5,182
25,017	7,613		28,694	1,034	1,561
44,078	22,613		33,263	18,032	13,443
17,154	7,732		25,470	4,761	5,312
1,362	697		1,868	419	506
50,424	5,529		21,949	23,376	30,511
—	—		—	—	—
19,966	13,450		5,516	8,767	8,732
811,795	168,538		469,624	164,496	97,303
$215,883,862	$80,068,585		$354,741,935	$46,163,852	$65,714,394

$228,636,153	$100,278,943		$303,345,495	$51,579,244	$65,168,620
(148,714)	101,940		(53,131)	(11,534)	(25,691)

(84,503,464)	(35,038,284)		(7,709,900)	(9,738,494)	(4,731,918)

71,899,887	14,725,986		59,159,471	4,334,636	5,303,383
$215,883,862	$80,068,585		$354,741,935	$46,163,852	$65,714,394
$142,730,788	$65,289,182		$295,393,869	$7,281,979	$13,563,333
$—	$—		$—	$34,640,778	$46,916,415

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 107

statements of assets and liabilities
January 31, 2013 (unaudited)

	Large Cap	Large Cap
	Core Equity	Growth
	Fund	Fund
Fiduciary Shares:
Net Assets	$67,108,049	$56,406,586
Shares of beneficial interest outstanding	6,562,021	4,756,592
Net Asset Value, Offering and Redemption Price Per Share (A)	$10.23	$11.86

Class A Shares:
Net Assets	$5,250,975	$16,712,509
Shares of beneficial interest outstanding	514,677	1,434,109
Net Asset Value and Redemption Price Per Share (A)	$10.20	$11.65

Maximum Offering Price Per Share (B)	$10.79	$12.33

Class B Shares:
Net Assets	N/A	$529,280
Shares of beneficial interest outstanding	N/A	48,885
Net Asset Value and Offering Price Per Share (A)	N/A	$10.83

Class C Shares:
Net Assets	$823,747	$2,691,963
Shares of beneficial interest outstanding	83,027	250,989
Net Asset Value and Offering Price Per Share (A)	$9.92	$10.73

Class U Shares:
Net Assets	N/A	N/A
Shares of beneficial interest outstanding	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A

N/A  Not Applicable

(A)
Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 5.5%

The accompanying notes are an integral part of the financial statements.

108 HighMark® Funds

			Tactical	Tactical
NYSE Arca			Capital	Growth &
Tech 100	Small Cap		Growth	Income
Index	Core	Value	Allocation	Allocation
Fund	Fund	Fund	Fund	Fund

$15,459,318	$65,366,905	$154,524,474	$880,607	$976,346
398,537	2,968,545	9,479,601	37,235	41,274
$38.79	$22.02	$16.30	$23.65	$23.66

$184,954,489	$10,825,419	$86,890,248	$23,468,679	$37,820,801
4,809,291	497,527	5,347,479	993,181	1,604,648
$38.46	$21.76	$16.25	$23.63	$23.57

$40.70	$23.03	$17.20	$25.01	$24.94

$3,161,859	N/A	$1,012,911	N/A	N/A
91,466	N/A	63,938	N/A	N/A
$34.57	N/A	$15.84	N/A	N/A

$12,308,196	$3,876,261	$3,651,938	$21,814,566	$26,917,247
349,635	184,032	231,754	932,398	1,149,199
$35.20	$21.06	$15.76	$23.40	$23.42

N/A	N/A	$108,662,364	N/A	N/A
N/A	N/A	6,663,730	N/A	N/A
N/A	N/A	$16.31	N/A	N/A

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 109

statements of assets and liabilities
January 31, 2013 (unaudited)

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund
Assets:
Investments, at Value +	$398,554,399	$274,321,866
Cash	8	—
Receivable for Investments Sold	15,693	—
Receivable for Fund Shares Sold	4,084,803	607,198
Accrued Income	2,732,775	3,683,288
Prepaid Expenses	36,661	13,406
Deferred Compensation	32,319	22,369
Total Assets	405,456,658	278,648,127

Liabilities:
Payable for Investments Purchased	4,314,393	1,055,566
Payable for Fund Shares Redeemed	376,937	76,886
Due to Custodian	—	—
Investment Adviser Fees Payable	137,147	57,299
Administration Fees Payable	50,506	34,956
Chief Compliance Officer Fees Payable	589	588
Custodian Fees Payable	2,110	1,460
Audit Fees Payable	20,733	19,308
Deferred Compensation Payable	32,319	22,369
Shareholder Servicing Fees Payable	21,943	9,967
Transfer Agent Fees Payable	16,531	12,255
Printing Fees Payable	29,905	18,356
Trustees Fees Payable	2,985	2,782
Accrued Distribution Fees	20,019	46,015
Accrued Expenses and Other Payables	24,674	26,964
Total Liabilities	5,050,791	1,384,771
Net Assets	$400,405,867	$277,263,356

Net Assets:
Paid-in Capital (unlimited authorized—no par value)	$374,494,636	$260,792,825
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	(327,816)	17,317
Accumulated Net Realized Gain (Loss) on Investments	1,288,871	(262,740)
Net Unrealized Appreciation (Depreciation) on Investments	24,950,176	16,715,954
Net Assets	$400,405,867	$277,263,356
+ Cost of Investments and Repurchase Agreements	$373,604,223	$257,605,912

Amount designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

110 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free Bond	Short Term	Tax-Exempt
Fund	Bond Fund	Fund

$100,121,645	$176,906,254	$167,783,517
—	3	—
—	97,698	—
230,582	685,293	28,007
1,179,720	935,535	1,952,189
27,225	29,734	7,506
8,226	14,225	13,784
101,567,398	178,668,742	169,785,003

554,211	1,998,743	—
137,303	1,251,695	39,035
—	—	159,483
11,901	38,207	45,072
12,855	22,229	21,541
589	588	1,296
537	929	900
18,356	19,348	18,751
8,226	14,225	13,784
3,932	4,717	6,492
6,614	8,581	15,013
8,427	11,517	12,052
520	999	1,468
9,612	25,155	44,733
13,193	17,143	9,595
786,276	3,414,076	389,215
$100,781,122	$175,254,666	$169,395,788

$93,559,563	$173,618,340	$161,242,897
871	(383,195)	(462)
(17)	235,290	(366,291)
7,220,705	1,784,231	8,519,644
$100,781,122	$175,254,666	$169,395,788
$92,900,940	$175,122,023	$159,263,873

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 111

statements of assets and liabilities
January 31, 2013 (unaudited)

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund
Fiduciary Shares:
Net Assets	$344,199,700	$139,143,206
Shares of beneficial interest outstanding	30,026,136	13,129,714
Net Asset Value, Offering and Redemption Price Per Share (A)	$11.46	$10.60

Class A Shares:
Net Assets	$37,551,028	$96,786,667
Shares of beneficial interest outstanding	3,334,684	9,180,794
Net Asset Value and Redemption Price Per Share (A)	$11.26	$10.54
Maximum Offering Price Per Share (B)	$11.52	$10.78

Class B Shares:
Net Assets	$128,597	N/A
Shares of beneficial interest outstanding	11,463	N/A
Net Asset Value and Offering Price Per Share (A)	$11.22	N/A

Class C Shares:
Net Assets	$18,526,542	$41,333,483
Shares of beneficial interest outstanding	1,654,320	3,934,616
Net Asset Value and Offering Price Per Share (A)	$11.20	$10.51

N/A	Not Applicable
(A)
Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)	The sales load for the class is 2.25%.

The accompanying notes are an integral part of the financial statements.

112 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free Bond	Short Term	Tax-Exempt
Fund	Bond Fund	Fund

$73,090,832	$113,132,220	$1,458,422
6,242,544	11,189,889	135,016
$11.71	$10.11	$10.80

$19,205,337	$34,629,756	$146,418,437
1,641,202	3,430,291	13,552,514
$11.70	$10.10	$10.80

$11.97	$10.33	$11.05

N/A	N/A	$936,674
N/A	N/A	86,773
N/A	N/A	$10.79

$8,484,953	$27,492,690	$20,582,255
724,215	2,689,763	1,907,833
$11.72	$10.22	$10.79

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 113

statements of operations
For the Six Month Period Ended January 31, 2013 (unaudited)

		Cognitive
	Balanced	Value
	Fund	Fund

Interest Income	$127,798	$1,019
Securities Lending Income	—	—
Dividend Income	181,563	1,259,812
Less: Foreign Taxes Withheld	(618)	(3,203)
Total Investment Income	308,743	1,257,628

Expenses:
Investment Adviser Fees	76,280	324,833
Shareholder Servicing Fees Fiduciary Shares	20,792	5,620
Shareholder Servicing Fees Class A Shares	9,017	813
Shareholder Servicing Fees Class B Shares	43	—
Administration Fees	19,059	64,929
Custodian Fees	795	2,707
Trustees Fees	1,055	2,837
Chief Compliance Officer Fees	5,532	5,539
Distribution Fees Class A Shares	9,017	813
Distribution Fees Class B Shares	129	—
Distribution Fees Class C Shares	7,726	2,197
Registration Fees	21,985	20,360
Transfer Agent Fees	10,408	12,226
Printing Fees	2,303	7,425
Audit Fees	15,032	14,208
Legal Fees	1,143	3,570
Miscellaneous Fees	16,446	13,827
Total Expenses	216,762	481,904

Less: Waivers and Reimbursements
Investment Adviser Fee Recoupment/(Waiver)	(63,246)	(9,033)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(8,317)	(4,331)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(3,607)	(325)
Reimbursement of Expenses by Adviser	—	—

Total Waivers and Reimbursements	(75,170)	(13,689)

Total Net Expenses	141,592	468,215

Net Investment Income (Loss)	167,151	789,413

Net Realized Gain on Investments	1,239,276	4,642,477
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—
Net Realized Gain on Futures Contracts (1)	—	—
Change in Unrealized Appreciation (Depreciation) on Investments	(579,683)	7,633,497
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (2)	—	—
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1)	—	—

Net Realized and Unrealized Gain on Investments	659,593	12,275,974

Increase in Net Assets Resulting from Operations	$826,744	$13,065,387

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).
(2)	The primary risk exposure is foreign exchange contracts (see Note 2).

The accompanying notes are an integral part of the financial statements.

114 HighMark® Funds

		Geneva	Geneva
Enhanced	Equity	Mid Cap	Small Cap	International
Growth	Income	Growth	Growth	Opportunities
Fund	Fund	Fund	Fund	Fund

$982	$—	$—	$—	$—
—	—	—	—	1,267
569,161	390,974	3,709,731	184,195	2,619,218
(1,101)	(995)	—	—	(79,243)
569,042	389,979	3,709,731	184,195	2,541,242

311,096	63,219	3,462,860	261,146	771,904
3,096	8,384	682,264	42,114	83,472
1,758	15,481	477,367	16,374	4,411
—	1,505	3,877	—	—
62,184	17,232	755,029	39,145	154,290
2,592	789	31,479	1,922	44,460
2,893	912	30,968	1,636	7,743
5,532	5,532	5,532	5,531	5,532
1,758	15,481	477,367	16,374	4,411
—	4,516	11,631	—	—
558	13,460	382,614	27,196	5,994
20,193	23,151	45,939	21,269	20,792
11,532	16,273	349,121	11,340	19,132
7,433	2,397	74,976	4,047	17,150
14,286	13,983	17,315	14,167	22,859
3,441	1,003	39,629	2,114	8,842
11,625	8,821	19,341	8,387	43,126
459,977	212,139	6,867,309	472,762	1,214,118

(17,274)	(63,219)	104,557	(52,107)	—
(2,219)	(3,433)	(275,569)	(18,928)	(40,799)
(703)	(6,193)	(190,947)	(6,549)	(3,529)
—	(3,884)	—	—	—
(20,196)	(76,729)	(361,959)	(77,584)	(44,328)

439,781	135,410	6,505,350	395,178	1,169,790

129,261	254,569	(2,795,619)	(210,983)	1,371,452

2,061,068	486,576	35,857,255	1,023,848	2,097,866
—	—	—	—	(890,055)
—	—	—	—	556,028
2,388,060	663,398	69,434,059	5,887,064	31,941,552
—	—	—	—	23,101
—	—	—	—	550,266
—	—	—	—	(83,937)
4,449,128	1,149,974	105,291,314	6,910,912	34,194,821
$4,578,389	$1,404,543	$102,495,695	$6,699,929	$35,566,273

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 115

statements of operations
For the Six Month Period Ended January 31, 2013 (unaudited)

	Large Cap	Large Cap
	Core Equity	Growth
	Fund	Fund
Interest Income	$1,977	$—
Income from Investments in Affiliated Funds	—	—
Dividend Income	803,817	767,029
Less: Foreign Taxes Withheld	(3,301)	(3,028)
Total Investment Income	802,493	764,001

Expenses:
Investment Adviser Fees	200,861	227,942
Shareholder Servicing Fees Fiduciary Shares	77,934	69,087
Shareholder Servicing Fees Class A Shares	4,772	21,820
Shareholder Servicing Fees Class B Shares	—	733
Administration Fees	50,186	56,954
Custodian Fees	2,092	2,500
Trustees Fees	2,313	3,010
Chief Compliance Officer Fees	6,517	5,566
Distribution Fees Class A Shares	4,772	21,820
Distribution Fees Class B Shares	—	2,199
Distribution Fees Class C Shares	3,946	13,342
Registration Fees	22,904	22,840
License Fees	—	—
Transfer Agent Fees	13,545	28,681
Printing Fees	5,603	6,816
Audit Fees	14,179	14,183
Legal Fees	2,393	3,239
Miscellaneous Fees	9,740	9,330
Total Expenses	421,757	510,062

Less: Waivers and Reimbursements
Investment Adviser Fee Waiver	(55,823)	(50,545)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(44,498)	(30,904)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(1,909)	(8,728)
Reimbursement of Expenses by Adviser	—	—
Total Waivers and Reimbursements	(102,230)	(90,177)

Total Net Expenses	319,527	419,885

Net Investment Income	482,966	344,116

Net Realized Gain on Investments.	1,680,884	5,002,934
Net Realized Gain on Investments in Affiliated Funds	—	—
Net Realized Gain on Foreign Currency Transactions	—	—
Net Realized Gain on Futures Contracts (1)	47,769	—
Capital Gain Distributions Received from Affiliated Funds	—	—
Change in Unrealized Appreciation (Depreciation) on Investments	5,332,883	(2,387,019)
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds	—	—
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	—
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1)	101,199	—
Net Realized and Unrealized Gain on Investments	7,162,735	2,615,915
Increase in Net Assets Resulting from Operations	$7,645,701	$2,960,031

Amounts designated as “—” are either not applicable or less than $1.00.

(1)	The primary risk exposure is the price movement of the underlying basket of equity securities (see Note 2).

The accompanying notes are an integral part of the financial statements.

116 HighMark® Funds

			Tactical	Tactical
NYSE Arca			Capital	Growth &
Tech 100	Small Cap		Growth	Income
Index	Core	Value	Allocation	Allocation
Fund	Fund	Fund	Fund	Fund

$—	$2,437	$—	$3,478	$5,829
—	—	—	238,796	364,362
1,469,111	596,963	3,969,216	86,921	140,828
—	—	(73,122)	—	—
1,469,111	599,400	3,896,094	329,195	511,019

355,361	325,087	1,036,549	40,672	55,024
11,873	67,298	190,098	1,023	1,026
223,362	13,493	106,486	30,409	44,006
4,379	—	1,314	—	—
152,387	51,297	258,990	34,842	47,136
6,992	2,162	10,797	1,453	1,965
7,185	2,210	12,038	1,724	2,238
5,532	7,259	5,511	6,298	6,112
223,362	13,493	106,486	30,409	44,006
13,138	—	3,941	—	—
58,042	19,035	18,794	106,683	134,295
26,811	21,371	25,545	16,872	19,674
40,660	—	—	—	—
114,015	24,999	80,028	33,268	26,820
18,593	5,438	31,045	4,742	5,382
14,729	14,215	15,348	10,064	10,126
8,459	2,083	15,641	1,621	2,335
13,430	8,820	15,514	5,938	5,825
1,298,310	578,260	1,934,125	326,018	405,970

(72,933)	(47,462)	(38,195)	(40,672)	(55,024)
(6,681)	(37,154)	(86,956)	(818)	(821)
(89,345)	(5,397)	(42,594)	(24,327)	(35,204)
—	—	—	(52,910)	(41,148)
(168,959)	(90,013)	(167,745)	(118,727)	(132,197)

1,129,351	488,247	1,766,380	207,291	273,773

339,760	111,153	2,129,714	121,904	237,246

1,302,724	1,925,930	18,979,854	160,032	154,330
—	—	—	1,550,399	1,105,257
—	—	14,065	—	—
—	302,524	—	9,539	12,719
—	—	—	628,288	735,832
21,320,950	7,290,022	23,092,250	126,854	184,642
—	—	—	2,104,641	2,588,919
—	—	13,087	—	—
—	138,077	—	9,104	12,139
22,623,674	9,656,553	42,099,256	4,588,857	4,793,838
$22,963,434	$9,767,706	$44,228,970	$4,710,761	$5,031,084

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 117

statements of operations
For the Six Month Period Ended January 31, 2013 (unaudited)

		California
		Intermediate
	Bond	Tax-Free Bond
	Fund	Fund

Interest Income	$6,824,015	$4,033,892
Dividend Income	5,488	334
Total Investment Income	6,829,503	4,034,226

Expenses:
Investment Adviser Fees	993,095	690,073
Shareholder Servicing Fees Fiduciary Shares	421,738	176,316
Shareholder Servicing Fees Class A Shares	52,279	121,075
Shareholder Servicing Fees Class B Shares	205	—
Administration Fees	297,760	206,905
Custodian Fees	12,414	8,626
Trustees Fees	14,371	10,574
Chief Compliance Officer Fees	5,566	5,566
Distribution Fees Class A Shares	52,279	121,075
Distribution Fees Class B Shares	615	—
Distribution Fees Class C Shares	66,978	142,939
Registration Fees	25,355	13,537
Transfer Agent Fees	45,059	29,457
Printing Fees	34,553	22,900
Audit Fees	16,702	16,021
Legal Fees	17,073	11,902
Miscellaneous Fees	30,073	28,352
Total Expenses	2,086,115	1,605,318

Less: Waivers and Reimbursements
Investment Adviser Fee Waiver	(200,999)	(367,642)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(307,146)	(141,052)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(37,641)	(96,860)

Total Waivers and Reimbursements	(545,786)	(605,554)
Total Net Expenses	1,540,329	999,764
Net Investment Income	5,289,174	3,034,462
Net Realized Gain (Loss) on Investments	2,708,375	(26,452)
Change in Unrealized Appreciation (Depreciation) on Investments	(2,726,282)	165,541
Net Realized and Unrealized Gain (Loss) on Investments	(17,907)	139,089
Increase in Net Assets Resulting from Operations	$5,271,267	$3,173,551

Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

118 HighMark® Funds

National
Intermediate		Wisconsin
Tax-Free Bond	Short Term	Tax-Exempt
Fund	Bond Fund	Fund

$1,600,890	$1,577,552	$3,119,442
59	1,826	1,383
1,600,949	1,579,378	3,120,825

253,688	343,545	423,897
91,653	135,192	1,444
24,448	46,430	185,029
—	—	1,233
76,063	128,755	127,097
3,171	5,368	5,299
3,453	5,832	6,329
5,566	5,566	6,273
24,448	46,430	185,029
—	—	3,699
32,228	99,281	72,730
19,384	21,760	7,165
13,124	26,566	36,523
8,795	14,804	14,579
15,301	15,803	15,642
4,220	7,157	7,276
16,641	23,476	23,467
592,183	925,965	1,122,711

(180,939)	(126,258)	(164,871)
(73,323)	(117,252)	(1,155)
(19,558)	(37,144)	(148,023)
(273,820)	(280,654)	(314,049)
318,363	645,311	808,662
1,282,586	934,067	2,312,163
96,251	518,184	12,245
(404,955)	(393,420)	(1,238,566)
(308,704)	124,764	(1,226,321)
$973,882	$1,058,831	$1,085,842

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 119

statements of changes in net assets

	Balanced		Cognitive Value		Enhanced Growth
	Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012
Investment Activities:
Net Investment Income (Loss)	$167,151	$298,245	$789,413	$514,886	$129,261	$(148,181)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts	1,239,276	1,315,403	4,642,477	(1,113,785)	2,061,068	3,178,170
Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Transactions, Foreign Currency Contracts and Futures Contracts	(579,683)	558,659	7,633,497	384,797	2,388,060	1,023,365
Net Increase (Decrease) in Net Assets Resulting From Operations	826,744	2,172,307	13,065,387	(214,102)	4,578,389	4,053,354

Dividends and Distributions to Shareholders:
Net Investment Income:
Fiduciary Shares	(136,489)	(218,657)	(35,776)	(50,485)	—	—
Class A Shares	(50,041)	(64,347)	(5,466)	(2,869)	—	—
Class B Shares	(151)	(221)	—	—	—	—
Class C Shar	(6,194)	(4,817)	(1,418)	—	—	—
Class M Shares	—	—	(975,185)	(763,086)	—	—
Capital Gains:
Fiduciary Shares	(489,144)	—	—	—	—	—
Class A Shares	(219,482)	—	—	—	—	—
Class B Shares	(1,094)	—	—	—	—	—
Class C Shares	(49,397)	—	—	—	—	—
Total Dividends and Distributions	(951,992)	(288,042)	(1,017,845)	(816,440)	—	—
Net Increase (Decrease) in Net Assets From:
Share Transactions (1)	997,256	(3,000,113)	(2,904,867)	(11,429,783)	(2,178,402)	(13,506,993)
Redemption Fees (Note 2)	—	—	3	610	—	—
Total Increase (Decrease) in Net Assets	872,008	(1,115,848)	9,142,678	(12,459,715)	2,399,987	(9,453,639)

Net Assets:
Beginning of Period	24,477,046	25,592,894	82,065,805	94,525,520	80,953,798	90,407,437
End of Period	$25,349,054	$24,477,046	$91,208,483	$82,065,805	$83,353,785	$80,953,798
Undistributed Net Investment Income/
(Accumulated Net Investment Loss)	$3,026	$28,750	$(126,577)	$101,855	$(18,920)	$(148,181)

Amounts designated as “—” are either not applicable or less than $1.00.

(1)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 126 - 135.

The accompanying notes are an integral part of the financial statements.

120 HighMark® Funds

Equity Income		Geneva Mid Cap Growth		Geneva Small Cap Growth		International Opportunities
Fund		Fund		Fund		Fund
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012

$254,569	$535,162	$(2,795,619)	$(4,906,760)	$(210,983)	$(345,825)	$1,371,452	$4,644,101
486,576	646,515	35,857,255	6,960,943	1,023,848	1,194,740	1,763,839	(9,827,931)
663,398	1,599,165	69,434,059	17,794,137	5,887,064	885,871	32,430,982	(29,193,747)
1,404,543	2,780,842	102,495,695	19,848,320	6,699,929	1,734,786	35,566,273	(34,377,577)

(107,764)	(188,573)	—	—	—	—	(1,189,568)	(2,207,341)
(183,755)	(265,758)	—	—	—	—	(50,144)	(99,266)
(13,715)	(26,247)	—	—	—	—	—	—
(32,017)	(51,928)	—	—	—	—	(7,450)	(24,778)
—	—	—	—	—	—	(2,633,788)	(3,847,310)

—	—	(9,977,376)	(5,139,133)	(1,574,763)	(567,521)	—	—
—	—	(6,861,984)	(4,256,868)	(583,961)	(274,486)	—	—
—	—	(54,588)	(107,568)	—	—	—	—
—	—	(1,519,946)	(790,213)	(285,618)	(78,033)	—	—
(337,251)	(532,506)	(18,413,894)	(10,293,782)	(2,444,342)	(920,040)	(3,880,950)	(6,178,695)

562,615	1,203,677	220,307,962	389,741,378	23,934,400	14,668,102	476,573	(19,972,580)
—	—	—	—	1,153	677	46	585
1,629,907	3,452,013	304,389,763	399,295,916	28,191,140	15,483,525	32,161,942	(60,528,267)

22,246,634	18,794,621	849,026,412	449,730,496	39,094,572	23,611,047	190,816,528	251,344,795
$23,876,541	$22,246,634	$1,153,416,175	$849,026,412	$67,285,712	$39,094,572	$222,978,470	$190,816,528

$(21,616)	$61,066	$(7,702,379)	$(4,906,760)	$(556,808)	$(345,825)	$1,192,895	$3,702,393

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 121

statements of changes in net assets

	Large Cap Core Equity		Large Cap Growth		NYSE Arca Tech 100 Index
	Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012
Investment Activities:
Net Investment Income (Loss)	$482,966	$623,108	$344,116	$244,879	$339,760	$(217,447)

Net Realized Gain (Loss) on Investments, Affiliated Funds,
Foreign Currency Transactions, Futures Contracts and
Capital Gains Distributions Received	1,728,653	2,717,650	5,002,934	5,416,333	1,302,724	37,198,185

Change in Unrealized Appreciation (Depreciation) on
Investments, Affiliated Funds, Foreign Currency
Transactions and Futures Contracts	5,434,082	2,206,967	(2,387,019)	1,945,137	21,320,950	(24,408,505)

Net Increase in Net Assets Resulting From Operations	7,645,701	5,547,725	2,960,031	7,606,349	22,963,434	12,572,233

Dividends and Distributions to Shareholders:
Net Investment Income:
Fiduciary Shares	(367,516)	(616,152)	(277,645)	(88,008)	(28,571)	—
Class A Shares	(17,228)	(23,617)	(23,724)	—	(242,456)	—
Class B Shares	—	(45)	—	—	—	—
Class C Shares	(1,385)	(1,224)	—	—	—	—
Class U Shares	—	—	—	—	—	—
Capital Gains:
Fiduciary Shares	—	—	—	—	—	—
Class A Shares	—	—	—	—	—	—
Class B Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class U Shares	—	—	—	—	—	—

Total Dividends and Distributions	(386,129)	(641,038)	(301,369)	(88,008)	(271,027)	—

Net Increase (Decrease) in Net Assets From:
Share Transactions (1)	2,578,722	1,315,815	596,569	(13,003,285)	131,497	(26,282,979)
Redemption Fees (Note 2)	—	—	—	—	—	—

Total Increase (Decrease) in Net Assets	9,838,294	6,222,502	3,255,231	(5,484,944)	22,823,904	(13,710,746)

Net Assets:
Beginning of Period	63,344,477	57,121,975	73,085,107	78,570,051	193,059,958	206,770,704
End of Period	$73,182,771	$63,344,477	$76,340,338	$73,085,107	$215,883,862	$193,059,958
Undistributed Net Investment Income/(Accumulated Net
Investment Loss)	$96,837	$—	$287,290	$244,543	$(148,714)	$(217,447)

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 126 - 135.

The accompanying  notes are an integral part of the financial statements.
HighMark® Funds 122

Small Cap Core				Tactical Capital Growth		Tactical Growth & Income
Fund		Value Fund		Allocation Fund		Allocation Fund
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012

$111,153	$(38,083)	$2,129,714	$4,338,449	$121,904	$264,627	$237,246	$548,802
2,228,454	(4,440,568)	18,993,919	20,874,722	2,348,258	2,343,514	2,008,138	4,628,928
7,428,099	6,612,990	23,105,337	(17,245,242)	2,240,599	(2,022,779)	2,785,700	(3,751,774)

9,767,706	2,134,339	44,228,970	7,967,929	4,710,761	585,362	5,031,084	1,425,956

(18,837)	—	(988,499)	(2,660,622)	(8,168)	(6,832)	(8,351)	(15,952)
—	—	(459,459)	(844,996)	(191,509)	(243,112)	(295,102)	(429,290)
—	—	(3,093)	(7,745)	—	—	—	—
—	—	(11,479)	(15,584)	(69,041)	(48,261)	(138,004)	(146,408)
—	—	(727,373)	(792,883)	—	—	—	—
—	—	(12,447,024)	(9,387,522)	—	—	—	—
—	—	(6,894,753)	(2,784,426)	—	—	—	—
—	—	(82,018)	(73,291)	—	—	—	—
—	—	(303,289)	(94,859)	—	—	—	—
—	—	(8,404,071)	—	—	—	—	—

(18,837)	—	(30,321,058)	(16,661,928)	(268,718)	(298,205)	(441,457)	(591,650)

9,246,860	31,048,902	5,508,185	33,355,611	(4,282,809)	1,501,369	559,095	7,931,215
192	118	—	—	—	—	—	—

18,995,921	33,183,359	19,416,097	24,661,612	159,234	1,788,526	5,148,722	8,765,521

61,072,664	27,889,305	335,325,838	310,664,226	46,004,618	44,216,092	60,565,672	51,800,151

$80,068,585	$61,072,664	$354,741,935	$335,325,838	$46,163,852	$46,004,618	$65,714,394	$60,565,672

$101,940	$9,624	$(53,131)	$7,058	$(11,534)	$135,280	$(25,691)	$178,520

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 123

statements of changes in net assets

			California Intermediate Tax-		National Intermediate Tax-
	Bond Fund		Free Bond Fund		Free Bond Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012

Investment Activities:
Net Investment Income (Loss)	$5,289,174	$12,409,393	$3,034,462	$5,809,648	$1,282,586	$2,756,110
Net Realized Gain (Loss) on Investments	2,708,375	4,729,214	(26,452)	(114,404)	96,251	266,608
Change in Unrealized Appreciation (Depreciation) on
Investments	(2,726,282)	9,109,333	165,541	9,391,099	(404,955)	2,979,698

Net Increase in Net Assets Resulting From Operations	5,271,267	26,247,940	3,173,551	15,086,343	973,882	6,002,416

Dividends and Distributions to Shareholders:
Net Investment Income:
Fiduciary Shares	(5,047,456)	(11,255,126)	(1,684,231)	(3,385,518)	(983,813)	(2,067,526)
Class A Shares	(583,716)	(1,199,266)	(1,047,743)	(1,939,756)	(238,036)	(549,948)
Class B Shares	(1,713)	(5,968)	—	(353)	—	—
Class C Shares	(214,605)	(311,057)	(327,810)	(560,659)	(84,646)	(126,155)
Capital Gains:
Fiduciary Shares	(4,233,165)	(6,824,662)	—	—	(257,138)	—
Class A Shares	(510,196)	(682,404)	—	—	(75,785)	—
Class B Shares	(1,648)	(6,043)	—	—	—	—
Class C Shares	(237,799)	(215,416)	—	—	(29,953)	—

Total Dividends and Distributions	(10,830,298)	(20,499,942)	(3,059,784)	(5,886,286)	(1,669,371)	(2,743,629)

Net Increase (Decrease) in Net Assets From:
Share Transactions (1)	19,974,552	5,550,827	15,917,923	27,449,603	1,318,339	(10,838,286)

Total Increase (Decrease) in Net Assets	14,415,521	11,298,825	16,031,690	36,649,660	622,850	(7,579,499)

Net Assets:
Beginning of Period	385,990,346	374,691,521	261,231,666	224,582,006	100,158,272	107,737,771

End of Period	$400,405,867	$385,990,346	$277,263,356	$261,231,666	$100,781,122	$100,158,272

Undistributed Net Investment Income/(Accumulated Net
Investment Loss)	$(327,816)	$230,500	$17,317	$42,639	$871	$24,780

Amounts designated as “—” are either not applicable or less than $1.00.
(1)	For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 126 - 135.

The accompanying  notes are an integral part of the financial statements.

124 HighMark® Funds

		Wisconsin Tax-Exempt
Short Term Bond Fund		Fund
Six Months		Six Months
Ended		Ended
1/31/2013	Year Ended	1/31/2013	Year Ended
(unaudited)	7/31/2012	(unaudited)	7/31/2012

$934,067	$2,594,573	$2,312,163	$4,796,281
518,184	277,851	12,245	60,134
(393,420)	465,255	(1,238,566)	7,262,822

1,058,831	3,337,679	1,085,842	12,119,237

(927,082)	(2,114,209)	(17,870)	(14,130)
(269,012)	(493,102)	(2,069,045)	(4,382,703)
—	—	(10,254)	(34,240)
(130,340)	(322,166)	(228,919)	(365,570)
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(1,326,434)	(2,929,477)	(2,326,088)	(4,796,643)

16,616,127	25,792,846	4,626,826	15,308,659

16,348,524	26,201,048	3,386,580	22,631,253

158,906,142	132,705,094	166,009,208	143,377,955

$175,254,666	$158,906,142	$169,395,788	$166,009,208

$(383,195)	$9,172	$(462)	$13,463

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 125

statement of changes in net assets -
capital stock activity

	Balanced Fund				Cognitive Value Fund
	Six Months Ended				Six Months Ended
	1/31/2013		Year Ended		1/31/2013		Year Ended
	(unaudited)		7/31/2012		(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	97,583	$1,481,106	190,942	$2,671,930	47,342	$593,251	293,310	$3,109,031
Reinvestment of Dividends and
Distributions	42,173	625,588	15,602	218,622	2,507	30,635	3,314	34,435
Cost of Shares Redeemed	(159,936)	(2,418,928)	(427,640)	(5,933,412)	(219,387)	(2,633,066)	(297,232)	(3,280,154)

Total Fiduciary Share Transactions	(20,180)	(312,234)	(221,096)	(3,042,860)	(169,538)	(2,009,180)	(608)	(136,688)

Class A Shares:
Proceeds from Shares Issued	112,321	1,693,059	86,347	1,229,925	6,392	78,055	17,477	191,503
Reinvestment of Dividends and
Distributions	17,087	252,600	4,185	58,737	383	4,699	260	2,717
Cost of Shares Redeemed	(74,636)	(1,120,357)	(110,783)	(1,548,172)	(7,119)	(87,111)	(47,641)	(512,563)

Total Class A Share Transactions	54,772	825,302	(20,251)	(259,510)	(344)	(4,357)	(29,904)	(318,343)

Class B Shares:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	85	1,245	16	221	—	—	—	—
Cost of Shares Redeemed	(1,486)	(21,928)	(6,816)	(93,405)	—	—	—	—

Total Class B Share Transactions	(1,401)	(20,683)	(6,800)	(93,184)	—	—	—	—

Class C Shares:
Proceeds from Shares Issued	36,673	550,949	37,322	537,001	1,260	14,627	5,944	62,849
Reinvestment of Dividends and
Distributions	3,644	53,425	271	3,875	100	1,190	—	—
Cost of Shares Redeemed	(6,566)	(99,503)	(10,879)	(145,435)	(2,541)	(31,284)	(20,034)	(204,335)

Total Class C Share Transactions	33,751	504,871	26,714	395,441	(1,181)	(15,467)	(14,090)	(141,486)

Class M Shares:
Proceeds from Shares Issued	—	—	—	—	190,652	2,363,236	459,343	4,916,768
Reinvestment of Dividends	—	—	—	—	70,873	866,070	61,733	641,409
Cost of Shares Redeemed	—	—	—	—	(333,822)	(4,105,169)	(1,533,137)	(16,391,443)

Total Class M Share Transactions	—	—	—	—	(72,297)	(875,863)	(1,012,061)	(10,833,266)

Net Increase (Decrease) from Capital
Stock Activity	66,942	$997,256	(221,433)	$(3,000,113)	(243,360)	$(2,904,867)	(1,056,663)	$(11,429,783)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying  notes are an integral part of the financial statements.

126 HighMark® Funds

Enhanced Growth Fund				Equity Income Fund
Six Months Ended				Six Months Ended
1/31/2013		Year Ended		1/31/2013		Year Ended
(unaudited)		7/31/2012		(unaudited)		7/31/2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

36,390	$449,923	147,507	$1,641,786	57,893	$597,091	436,687	$4,037,140
—	—	—	—	8,715	88,936	19,810	184,890
(100,944)	(1,188,344)	(90,489)	(985,585)	(78,354)	(804,249)	(389,890)	(3,720,868)

(64,554)	(738,421)	57,018	656,201	(11,746)	(118,222)	66,607	501,162

17,198	206,211	48,349	510,437	161,185	1,640,427	288,715	2,627,642
—	—	—	—	15,298	155,551	23,655	220,242
(29,056)	(341,974)	(107,195)	(1,193,110)	(88,924)	(900,557)	(183,126)	(1,692,180)

(11,858)	(135,763)	(58,846)	(682,673)	87,559	895,421	129,244	1,155,704

—	—	—	—	1,279	13,036	5,859	51,234
—	—	—	—	1,288	13,155	2,672	24,792
—	—	—	—	(21,209)	(217,554)	(53,474)	(500,032)

—	—	—	—	(18,642)	(191,363)	(44,943)	(424,006)

274	3,000	18	173	13,895	140,068	49,018	451,198
—	—	—	—	2,720	27,509	4,646	43,004
(2,684)	(28,779)	(14,853)	(156,819)	(18,850)	(190,798)	(54,364)	(523,385)

(2,410)	(25,779)	(14,835)	(156,646)	(2,235)	(23,221)	(700)	(29,183)

175,840	2,173,586	429,850	4,687,492	—	—	—	—
—	—	—	—	—	—	—	—
(284,430)	(3,452,025)	(1,648,432)	(18,011,367)	—	—	—	—

(108,590)	(1,278,439)	(1,218,582)	(13,323,875)	—	—	—	—

(187,412)	$(2,178,402)	(1,235,245)	$(13,506,993)	54,936	$562,615	150,208	$1,203,677

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 127

statement of changes in net assets -
capital stock activity

	Geneva Mid Cap Growth Fund				Geneva Small Cap Growth Fund
	Six Months Ended				Six Months Ended
	1/31/2013		Year Ended		1/31/2013		Year Ended
	(unaudited)		7/31/2012		(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	9,550,578	$234,335,308	11,476,172	$269,452,620	611,150	$20,316,128	469,180	$14,337,205
Subscriptions from Reorganizations Fiduciary
Class (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	337,620	8,126,513	178,714	4,094,335	34,256	1,100,299	14,118	426,935
Cost of Shares Redeemed	(2,803,379)	(68,830,308)	(2,683,801)	(62,511,731)	(125,110)	(4,206,992)	(83,072)	(2,467,799)

Total Fiduciary Share Transactions	7,084,819	173,631,513	8,971,085	211,035,224	520,296	17,209,435	400,226	12,296,341

Class A Shares:
Proceeds from Shares Issued	3,228,274	78,276,139	9,618,234	223,703,756	216,554	7,068,154	165,961	5,087,750
Subscriptions from Reorganizations Class A
(Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	268,677	6,402,585	166,619	3,788,913	17,383	552,963	8,796	264,220
Cost of Shares Redeemed	(2,016,081)	(48,788,335)	(3,517,152)	(81,682,821)	(120,108)	(3,984,831)	(149,863)	(4,599,642)

Total Class A Share Transactions	1,480,870	35,890,389	6,267,701	145,809,848	113,829	3,636,286	24,894	752,328

Class B Shares:
Proceeds from Shares Issued	166	3,667	1,205	24,684	—	—	—	—
Reinvestment of Dividends and Distributions	2,407	51,653	4,123	85,131	—	—	—	—
Cost of Shares Redeemed	(51,620)	(1,126,815)	(105,553)	(2,200,757)	—	—	—	—

Total Class B Share Transactions	(49,047)	(1,071,495)	(100,225)	(2,090,942)	—	—	—	—

Class C Shares:
Proceeds from Shares Issued	648,989	14,358,265	1,817,992	39,561,022	100,576	3,270,964	64,560	1,939,575
Subscriptions from Reorganizations Class C
(Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	59,674	1,296,710	34,877	728,924	9,034	281,159	2,625	77,680
Cost of Shares Redeemed	(171,738)	(3,797,420)	(249,142)	(5,302,698)	(14,396)	(463,444)	(13,753)	(397,822)

Total Class C Share Transactions	536,925	11,857,555	1,603,727	34,987,248	95,214	3,088,679	53,432	1,619,433

Class M Shares:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class M Share Transactions	—	—	—	—	—	—	—	—

Net Increase (Decrease) from Capital Stock
Activity	9,053,567	$220,307,962	16,742,288	$389,741,378	729,339	$23,934,400	478,552	$14,668,102

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying  notes are an integral part of the financial statements.

128 HighMark® Funds

International Opportunities Fund				Large Cap Core Equity Fund
Six Months Ended				Six Months Ended
1/31/2013		Year Ended		1/31/2013		Year Ended
(unaudited)		7/31/2012		(unaudited)		7/31/2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,370,444	$9,213,299	2,205,434	$13,789,137	802,338	$7,682,332	719,970	$6,355,422
—	—	—	—	—	—	1,836,177	15,503,279
67,003	460,313	184,054	1,041,747	13,726	131,802	27,526	232,776
(1,827,943)	(12,264,745)	(4,814,728)	(29,682,060)	(677,841)	(6,519,680)	(2,445,550)	(20,988,863)

(390,496)	(2,591,133)	(2,425,240)	(14,851,176)	138,223	1,294,454	138,123	1,102,614

185,234	1,285,293	81,427	499,120	167,437	1,687,556	76,374	668,492
—	—	—	—	—	—	4,544	38,269
6,354	43,775	15,497	88,021	1,716	16,450	2,679	22,525
(83,556)	(558,032)	(248,818)	(1,568,759)	(40,291)	(392,608)	(55,125)	(474,549)

108,032	771,036	(151,894)	(981,618)	128,862	1,311,398	28,472	254,737

—	—	—	—	—	—	—	—
—	—	—	—	—	—	6	45
—	—	—	—	—	—	(10,326)	(83,324)

—	—	—	—	—	—	(10,320)	(83,279)

6,856	46,065	5,933	36,315	7,932	72,925	71,442	584,104
—	—	—	—	—	—	3,269	26,758
954	6,555	3,834	21,698	88	822	102	757
(35,607)	(237,384)	(130,335)	(787,963)	(10,783)	(100,877)	(66,596)	(569,876)

(27,797)	(184,764)	(120,568)	(729,950)	(2,763)	(27,130)	8,217	41,743

794,509	5,451,231	1,252,318	7,850,315	—	—	—	—
335,399	2,300,833	545,684	3,088,570	—	—	—	—
(778,628)	(5,270,630)	(2,277,084)	(14,348,721)	—	—	—	—

351,280	2,481,434	(479,082)	(3,409,836)	—	—	—	—

41,019	$476,573	(3,176,784)	$(19,972,580)	264,322	$2,578,722	164,492	$1,315,815

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 129

statement of changes in net assets -
capital stock activity

	Large Cap Growth Fund				NYSE Arca Tech 100 Index Fund
	Six Months Ended				Six Months Ended
	1/31/2013		Year Ended		1/31/2013		Year Ended
	(unaudited)		7/31/2012		(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	560,361	$6,522,259	749,226	$7,591,441	233,128	$8,587,430	205,295	$6,543,657
Subscriptions from Reorganizations
Fiduciary Class (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	13,957	159,942	4,957	47,937	763	28,036	—	—
Cost of Shares Redeemed	(452,725)	(5,265,856)	(1,666,855)	(17,309,065)	(54,135)	(1,975,502)	(172,211)	(5,963,096)

Total Fiduciary Share Transactions	121,593	1,416,345	(912,672)	(9,669,687)	179,756	6,639,964	33,084	580,561

Class A Shares:
Proceeds from Shares Issued	201,774	2,299,265	149,183	1,494,200	562,636	20,533,840	941,982	30,839,608
Subscriptions from Reorganizations
Class A (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	1,916	21,570	—	—	6,211	226,311	—	—
Cost of Shares Redeemed	(259,119)	(2,950,405)	(302,056)	(3,057,274)	(725,037)	(26,107,143)	(1,663,528)	(53,421,084)

Total Class A Share Transactions	(55,429)	(629,570)	(152,873)	(1,563,074)	(156,190)	(5,346,992)	(721,546)	(22,581,476)

Class B Shares:
Proceeds from Shares Issued	—	—	1,326	12,429	—	—	—	—
Subscriptions from Reorganizations
Class B (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	(14,704)	(155,210)	(136,345)	(1,273,568)	(33,287)	(1,075,838)	(119,666)	(3,452,058)

Total Class B Share Transactions	(14,704)	(155,210)	(135,019)	(1,261,139)	(33,287)	(1,075,838)	(119,666)	(3,452,058)

Class C Shares:
Proceeds from Shares Issued	14,133	146,885	9,066	85,784	29,319	989,207	27,160	840,483
Subscriptions from Reorganizations
Class C (Note 8)	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	(17,278)	(181,881)	(59,796)	(595,169)	(32,576)	(1,074,844)	(55,196)	(1,670,489)

Total Class C Share Transactions	(3,145)	(34,996)	(50,730)	(509,385)	(3,257)	(85,637)	(28,036)	(830,006)

Class U Shares:
Proceeds From Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class U Share Transactions	—	—	—	—	—	—	—	—

Net Increase (Decrease) from Capital
Stock Activity	48,315	$596,569	(1,251,294)	$(13,003,285)	(12,978)	$131,497	(836,164)	$(26,282,979)

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	The Fund began issuing Class U shares on January 4, 2012

The accompanying  notes are an integral part of the financial statements.

130 HighMark® Funds

Small Cap Core Fund				Value Fund
Six Months Ended				Six Months Ended
1/31/2013		Year Ended		1/31/2013		Year Ended
(unaudited)		7/31/2012		(unaudited)		7/31/2012(1)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

872,950	$17,712,059	434,992	$7,667,113	516,101	$8,340,300	1,415,703	$21,074,280
—	—	1,458,617	26,344,563	—	—	2,435,210	39,492,211
447	9,043	—	—	805,039	12,299,627	767,380	11,148,663
(320,456)	(6,544,158)	(888,418)	(16,068,947)	(1,202,276)	(19,188,988)	(9,845,388)	(147,601,190)

552,941	11,176,944	1,005,191	17,942,729	118,864	1,450,939	(5,227,095)	(75,886,036)

7,411	152,285	23,074	414,547	38,452	622,027	107,084	1,607,698
—	—	663,271	11,877,890	—	—	1,177,892	19,050,615
—	—	—	—	452,504	6,892,932	230,662	3,356,390
(82,009)	(1,634,115)	(142,300)	(2,593,593)	(461,147)	(7,412,920)	(632,564)	(9,563,164)

(74,598)	(1,481,830)	544,045	9,698,844	29,809	102,039	883,074	14,451,539

—	—	—	—	—	—	39	775
—	—	—	—	—	—	23,042	364,271
—	—	—	—	5,490	81,500	5,049	71,422
—	—	—	—	(17,534)	(277,880)	(93,133)	(1,368,207)

—	—	—	—	(12,044)	(196,380)	(65,003)	(931,739)

6,592	129,520	764	13,724	3,205	50,577	7,859	118,037
—	—	232,398	4,059,148	—	—	126,909	1,996,965
—	—	—	—	20,452	301,992	7,529	106,284
(29,253)	(577,774)	(38,081)	(665,543)	(40,635)	(638,479)	(53,775)	(797,877)

(22,661)	(448,254)	195,081	3,407,329	(16,978)	(285,910)	88,522	1,423,409

—	—	—	—	238,559	3,847,922	6,903,343	102,880,404
—	—	—	—	597,065	9,131,436	50,642	792,883
—	—	—	—	(529,605)	(8,541,861)	(596,274)	(9,374,849)

—	—	—	—	306,019	4,437,497	6,357,711	94,298,438

455,682	$9,246,860	1,744,317	$31,048,902	425,670	$5,508,185	2,037,209	$33,355,611

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 131

statement of changes in net assets -
capital stock activity

	Tactical Capital Growth Allocation Fund				Tactical Growth & Income Allocation Fund
	Six Months Ended				Six Months Ended
	1/31/2013		Year Ended		1/31/2013		Year Ended
	(unaudited)		7/31/2012		(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	1,456	$32,000	8,595	$179,425	10,210	$231,409	32,515	$692,648
Subscriptions from Reorganizations
Fiduciary Class (Note 8)	—	—	21,079	435,876	—	—	17,234	365,388
Reinvestment of Dividends and
Distributions	334	7,593	315	6,409	322	7,377	727	15,297
Cost of Shares Redeemed	(620)	(13,584)	(3,875)	(77,229)	(736)	(16,771)	(66,446)	(1,385,918)

Total Fiduciary Share Transactions	1,170	26,009	26,114	544,481	9,796	222,015	(15,970)	(312,585)

Class A Shares:
Proceeds from Shares Issued	27,536	620,246	84,213	1,725,354	183,663	4,241,320	197,070	4,053,184
Subscriptions from Reorganizations
Class A (Note 8)	—	—	152,654	3,154,388	—	—	362,847	7,665,765
Reinvestment of Dividends and
Distributions	7,932	180,115	11,161	224,495	11,086	253,494	17,605	369,792
Cost of Shares Redeemed	(195,969)	(4,386,915)	(328,176)	(6,772,765)	(145,727)	(3,298,921)	(426,998)	(8,965,530)

Total Class A Share Transactions	(160,501)	(3,586,554)	(80,148)	(1,668,528)	49,022	1,195,893	150,524	3,123,211

Class B Shares:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class B Share Transactions	—	—	—	—	—	—	—	—

Class C Shares:
Proceeds from Shares Issued	42,073	938,174	97,258	2,004,740	68,271	1,539,070	135,012	2,830,934
Subscriptions from Reorganizations
Class C (Note 8)	—	—	270,025	5,520,422	—	—	387,105	8,131,971
Reinvestment of Dividends and
Distributions	2,851	64,151	2,214	44,166	5,505	125,164	6,462	134,372
Cost of Shares Redeemed	(77,560)	(1,724,589)	(242,227)	(4,943,912)	(111,429)	(2,523,047)	(286,994)	(5,976,688)

Total Class C Share Transactions	(32,636)	(722,264)	127,270	2,625,416	(37,653)	(858,813)	241,585	5,120,589

Net Increase (Decrease) from Capital
Stock Activity	(191,967)	$(4,282,809)	73,236	$1,501,369	21,165	$559,095	376,139	$7,931,215

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying  notes are an integral part of the financial statements.
132 HighMark® Funds

Bond Fund				California Intermediate Tax-Free Bond Fund
Six Months Ended				Six Months Ended
1/31/2013		Year Ended		1/31/2013		Year Ended
(unaudited)		7/31/2012		(unaudited)		7/31/2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,663,647	$42,495,231	4,839,535	$55,339,623	2,474,398	$26,250,746	3,457,438	$36,064,795
—	—	—	—	—	—	—	—
589,158	6,812,352	1,141,202	12,920,986	60,722	643,475	115,867	1,207,094
(2,226,955)	(25,849,212)	(7,397,282)	(84,742,988)	(1,970,612)	(20,968,356)	(3,141,157)	(32,818,246)

2,025,850	23,458,371	(1,416,545)	(16,482,379)	564,508	5,925,865	432,148	4,453,643

304,800	3,480,179	1,753,421	19,643,229	2,102,540	22,159,087	3,986,762	41,437,996
—	—	—	—	—	—	—	—
76,738	872,079	133,793	1,491,921	71,717	755,809	120,544	1,249,936
(956,016)	(10,912,052)	(589,899)	(6,635,844)	(1,774,699)	(18,755,127)	(3,022,819)	(31,238,214)

(574,478)	(6,559,794)	1,297,315	14,499,306	399,558	4,159,769	1,084,487	11,449,718

356	4,083	14,300	160,520	—	—	—	—
262	2,969	916	10,153	—	—	34	350
(8,272)	(94,501)	(25,125)	(279,879)	—	—	(9,313)	(96,406)

(7,654)	(87,449)	(9,909)	(109,206)	—	—	(9,279)	(96,056)

400,447	4,549,493	863,108	9,655,490	901,624	9,497,950	1,656,902	17,144,885
—	—	—	—	—	—	—	—
24,449	276,137	30,323	336,053	22,155	232,796	37,642	389,098
(146,882)	(1,662,206)	(210,105)	(2,348,437)	(370,468)	(3,898,457)	(570,149)	(5,891,685)

278,014	3,163,424	683,326	7,643,106	553,311	5,832,289	1,124,395	11,642,298

1,721,732	$19,974,552	554,187	$5,550,827	1,517,377	$15,917,923	2,631,751	$27,449,603

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 133

statement of changes in net assets -
capital stock activity

	National Intermediate Tax-Free Bond Fund				Short Term Bond Fund
	Six Months Ended				Six Months Ended
	1/31/2013		Year Ended		1/31/2013		Year Ended
	(unaudited)		7/31/2012		(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Share Transactions:
Fiduciary Shares:(1)
Proceeds from Shares Issued	696,087	$8,206,800	980,697	$11,408,620	2,312,925	$23,426,820	5,304,337	$53,415,374
Reinvestment of Dividends and
Distributions	37,198	437,854	35,649	414,753	45,546	460,838	105,759	1,063,159
Cost of Shares Redeemed	(705,279)	(8,304,753)	(1,793,092)	(20,877,538)	(1,286,686)	(13,032,871)	(3,950,706)	(39,773,082)

Total Fiduciary Share Transactions	28,006	339,901	(776,746)	(9,054,165)	1,071,785	10,854,787	1,459,390	14,705,451

Class A Shares:
Proceeds from Shares Issued	350,328	4,147,844	495,526	5,774,713	921,433	9,320,508	2,172,579	21,853,127
Reinvestment of Dividends and
Distributions	16,367	192,386	27,317	317,486	23,302	235,504	40,264	404,419
Cost of Shares Redeemed	(334,464)	(3,921,442)	(986,425)	(11,520,396)	(668,348)	(6,757,547)	(1,472,797)	(14,796,441)

Total Class A Share Transactions	32,231	418,788	(463,582)	(5,428,197)	276,387	2,798,465	740,046	7,461,105

Class B Shares:
Reinvestment of Dividends and
Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—

Total Class B Share Transactions	—	—	—	—	—	—	—	—

Class C Shares:
Proceeds from Shares Issued	110,598	1,302,034	432,763	5,043,075	658,682	6,745,654	1,027,060	10,451,859
Reinvestment of Dividends and
Distributions	7,331	86,269	6,827	79,582	9,492	97,145	22,220	225,818
Cost of Shares Redeemed	(70,474)	(828,653)	(126,756)	(1,478,581)	(378,850)	(3,879,924)	(693,620)	(7,051,387)

Total Class C Share Transactions	47,455	559,650	312,834	3,644,076	289,324	2,962,875	355,660	3,626,290

Net Increase (Decrease) from Capital
Stock Activity	107,692	$1,318,339	(927,494)	$(10,838,286)	1,637,496	$16,616,127	2,555,096	$25,792,846

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying  notes are an integral part of the financial statements.
134 HighMark® Funds

Wisconsin Tax-Exempt Fund
Six Months Ended
1/31/2013		Year Ended
(unaudited)		7/31/2012
Shares	Dollars	Shares	Dollars

89,706	$972,367	41,898	$450,400
1,162	12,587	954	10,206
(20,670)	(223,528)	(5,192)	(55,055)

70,198	761,426	37,660	405,551

703,173	7,628,462	1,556,370	16,608,846
142,221	1,540,076	297,974	3,179,979
(765,500)	(8,317,443)	(930,516)	(9,912,519)

79,894	851,095	923,828	9,876,306

487	5,266	1,687	17,960
(11,156)	(121,239)	(106,909)	(1,132,232)

(10,669)	(115,973)	(105,222)	(1,114,272)

352,807	3,819,909	712,767	7,625,728
17,290	186,893	27,403	292,419
(81,081)	(876,524)	(167,070)	(1,777,073)

289,016	3,130,278	573,100	6,141,074

428,439	$4,626,826	1,429,366	$15,308,659

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 135

financial highlights

For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods Ended July 31,
(unless otherwise indicated)

			Investment Activities			Dividends and Distributions									Ratio of Expenses
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Balanced Fund
Fiduciary Shares
2013	*	$15.15	$0.110	$0.390	$0.500	$(0.125)	$(0.455)	$(0.580)		$—	$15.07	3.39%	$16,125	0.99%	1.59%	1.44%	16%
2012		13.93	0.190	1.214	1.404	(0.184)	—	(0.184)		—	15.15	10.19	16,517	0.99	1.63	1.35	46
2011		12.56	0.165	1.427	1.592	(0.222)	—	(0.222)		—	13.93	12.72	18,267	0.99	1.54	1.21	50
2010		11.31	0.223	1.197	1.420	(0.170)	—	(0.170)		—	12.56	12.60	17,552	0.98	1.60	1.81	31
2009		12.58	0.211	(1.273)~	(1.062)	(0.208)	—	(0.208)		—	11.31	(8.24)	16,799	0.97	1.56	2.01	48
2008		14.95	0.292	(1.141)	(0.849)	(0.285)	(1.236)	(1.521)		—	12.58	(6.52)	22,274	0.96	1.23	2.09	28
Class A Shares
2013	*	$15.12	$0.091	$0.390	$0.481	$(0.106)	$(0.455)	$(0.561)		$—	$15.04	3.27%	$7,379	1.24%	1.84%	1.19%	16%
2012		13.90	0.155	1.214	1.369	(0.149)	—	(0.149)		—	15.12	9.94	6,591	1.24	1.88	1.10	46
2011		12.53	0.131	1.430	1.561	(0.191)	—	(0.191)		—	13.90	12.50	6,341	1.24	1.79	0.96	50
2010		11.29	0.192	1.186	1.378	(0.138)	—	(0.138)		—	12.53	12.24	5,657	1.23	1.85	1.56	31
2009		12.56	0.185	(1.270)~	(1.085)	(0.185)	—	(0.185)		—	11.29	(8.46)	4,516	1.22	1.81	1.76	48
2008		14.92	0.256	(1.130)	(0.874)	(0.250)	(1.236)	(1.486)		—	12.56	(6.69)	5,829	1.21	1.48	1.84	28
Class B Shares
2013	*	$15.08	$0.045	$0.380	$0.425	$(0.060)	$(0.455)	$(0.515)		$—	$14.99	2.89%	$18	1.84%	2.34%	0.59%	16%
2012		13.86	0.069	1.208	1.277	(0.057)	—	(0.057)		—	15.08	9.23	39	1.84	2.38	0.50	46
2011		12.50	0.048	1.424	1.472	(0.112)	—	(0.112)		—	13.86	11.80	130	1.84	2.29	0.36	50
2010		11.25	0.118	1.188	1.306	(0.056)	—	(0.056)		—	12.50	11.62	455	1.83	2.35	0.96	31
2009		12.52	0.122	(1.267)~	(1.145)	(0.125)	—	(0.125)		—	11.25	(9.03)	544	1.82	2.31	1.16	48
2008		14.87	0.175	(1.123)	(0.948)	(0.166)	(1.236)	(1.402)		—	12.52	(7.21)	1,295	1.80	1.97	1.25	28
Class C Shares
2013	*	$15.02	$0.044	$0.392	$0.436	$(0.061)	$(0.455)	$(0.516)		$—	$14.94	2.98%	$1,827	1.84%	2.34%	0.59%	16%
2012		13.81	0.071	1.206	1.277	(0.067)	—	(0.067)		—	15.02	9.27	1,330	1.84	2.38	0.50	46
2011		12.46	0.049	1.418	1.467	(0.117)	—	(0.117)		—	13.81	11.80	854	1.84	2.29	0.36	50
2010		11.22	0.118	1.183	1.301	(0.061)	—	(0.061)		—	12.46	11.61	510	1.83	2.35	0.96	31
2009		12.49	0.121	(1.264)~	(1.143)	(0.127)	—	(0.127)		—	11.22	(9.03)	333	1.82	2.31	1.16	48
2008		14.85	0.171	(1.128)	(0.957)	(0.167)	(1.236)	(1.403)		—	12.49	(7.29)	373	1.81	1.98	1.24	28

Cognitive Value Fund
Fiduciary Shares
2013	*	$11.46	$0.109	$1.769	$1.878	$(0.138)	$—	$(0.138)	$	—#	$13.20	16.40%	$3,578	1.13%	1.34%	1.78%	104%
2012		11.50	0.060	(0.001)	0.059	(0.099)	—	(0.099)		—#	11.46	0.60	5,051	1.16	1.35	0.54	268
2011		9.36	0.093	2.187	2.280	(0.140)	—	(0.140)		—#	11.50	24.32	5,075	1.21	1.33	0.86	216
2010		7.87	0.058	1.503##	1.561	(0.071)	—	(0.071)		—#	9.36	20.06##	2,230	1.13	1.33	0.66	152
2009		10.23	0.082	(2.354)	(2.272)	(0.088)	—	(0.088)		—#	7.87	(22.10)	1,837	1.03	1.34	1.11	141
2008		13.03	0.082	(1.405)	(1.323)	(0.097)	(1.380)	(1.477)		—#	10.23	(10.97)	2,294	1.01	1.28	0.75	109
Class A Shares
2013	*	$11.48	$0.088	$1.764	$1.852	$(0.102)	$—	$(0.102)	$	—#	$13.23	16.20%	$705	1.47%	1.60%	1.43%	104%
2012		11.51	0.025	(0.006)	0.019	(0.049)	—	(0.049)		—#	11.48	0.21	616	1.47	1.60	0.23	268
2011		9.37	0.065	2.194	2.259	(0.119)	—	(0.119)		—#	11.51	24.05	961	1.47	1.58	0.60	216
2010		7.89	0.030	1.501##	1.531	(0.051)	—	(0.051)		—#	9.37	19.60##	655	1.45	1.58	0.34	152
2009		10.19	0.056	(2.341)	(2.285)	(0.015)	—	(0.015)		—#	7.89	(22.40)	333	1.40	1.59	0.74	141
2008		12.97	0.041	(1.390)	(1.349)	(0.051)	(1.380)	(1.431)		—#	10.19	(11.22)	509	1.41	1.53	0.35	109
Class C Shares
2013	*	$11.17	$0.050	$1.718	$1.768	$(0.038)	$—	$(0.038)	$	—#	$12.90	15.86%	$457	2.07%	2.09%	0.83%	104%
2012		11.20	(0.040)	0.010	(0.030)	—	—	—		—#	11.17	(0.27)	409	2.07	2.10	(0.37)	268
2011		9.11	(0.001)	2.122	2.121	(0.031)	—	(0.031)		—#	11.20	23.30	568	2.07	2.08	(0.00)	216
2010		7.68	(0.022)	1.473##	1.451	(0.021)	—	(0.021)		—#	9.11	18.92##	520	2.05	2.08	(0.26)	152
2009		10.04	0.008	(2.316)	(2.308)	(0.052)	—	(0.052)		—#	7.68	(22.92)	413	2.02	2.09	0.12	141
2008		12.89	(0.029)	(1.380)	(1.409)	(0.061)	(1.380)	(1.441)		—#	10.04	(11.81)	50	2.02	2.05	(0.27)	109
Class M Shares
2013	*	$11.47	$0.113	$1.757	$1.870	$(0.150)	$—	$(0.150)	$	—#	$13.19	16.41%	$86,468	1.07%	1.09%	1.83%	104%
2012		11.51	0.069	0.001	0.070	(0.110)	—	(0.110)		—#	11.47	0.71	75,990	1.07	1.10	0.63	268
2011		9.37	0.108	2.182	2.290	(0.150)	—	(0.150)		—#	11.51	24.54	87,921	1.07	1.08	1.00	216
2010		7.87	0.065	1.508##	1.573	(0.073)	—	(0.073)		—#	9.37	20.08##	70,390	1.05	1.08	0.74	152
2009		10.22	0.083	(2.345)	(2.262)	(0.088)	—	(0.088)		—#	7.87	(22.02)	67,711	1.02	1.09	1.12	141
2008		13.02	0.084	(1.407)	(1.323)	(0.097)	(1.380)	(1.477)		—#	10.22	(10.98)	91,371	1.01	1.03	0.75	109

The accompanying  notes are an integral part of the financial statements.
136 HighMark® Funds

			Investment Activities			Dividends and Distributions									Ratio of Expenses to Average		Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Net Assets Excluding Fee Waivers and Reduction of Expenses		Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Enhanced Growth Fund
Fiduciary Shares
2013	*	$11.83	$0.015	$0.675	$0.690	$—	$—	$—	$—	$12.52	5.83%	$2,121		1.12%		1.34%	0.25%	15%
2012		11.20	(0.026)	0.656	0.630	—	—	—	—	11.83	5.63	2,767		1.11		1.35	(0.23)	11
2011		9.20	(0.027)	2.027	2.000	—	—	—	—	11.20	21.74	1,980		1.09		1.33	(0.25)	16
2010		8.07	(0.008)	1.151	1.143	(0.013)	—	(0.013)	—	9.20	14.17	1,676		1.06		1.33	(0.09)	17
2009		9.26	0.009	(1.199)	(1.190)	—	—	—	—	8.07	(12.85)	1,996		1.00		1.31	0.13	24
2008	(1)	9.29	(0.022)	(0.008)	(0.030)	—	—	—	—	9.26	(9.57)	1,655		0.99 **		1.26 **	(0.27)**	21
Class A Shares
2013	*	$11.56	$(0.005)	$0.655	$0.650	$—	$—	$—	$—	$12.21	5.62%	$1,332		1.45%		1.59%	(0.08)%	15%
2012		10.98	(0.062)	0.642	0.580	—	—	—	—	11.56	5.28	1,398		1.45		1.60	(0.57)	11
2011		9.05	(0.064)	1.994	1.930	—	—	—	—	10.98	21.33	1,974		1.45		1.58	(0.61)	16
2010		7.96	(0.042)	1.133	1.091	(0.001)	—	(0.001)	—	9.05	13.71	2,277		1.43		1.58	(0.46)	17
2009		9.17	(0.018)	(1.192)	(1.210)	—	—	—	—	7.96	(13.20)	875		1.40		1.56	(0.26)	24
2008		10.17	(0.065)	(0.935)	(1.000)	—	—	—	—	9.17	(9.83)	654		1.38		1.51	(0.66)	21
Class C Shares
2013	*	$11.15	$(0.039)	$0.629	$0.590	$—	$—	$—	$—	$11.74	5.29%	$97		2.05%		2.09%	(0.68)%	15%
2012		10.66	(0.124)	0.614	0.490	—	—	—	—	11.15	4.60	119		2.05		2.10	(1.17)	11
2011		8.84	(0.126)	1.946	1.820	—	—	—	—	10.66	20.59	272		2.05		2.08	(1.21)	16
2010		7.82	(0.093)	1.113	1.020	—#	—	—#	—	8.84	13.04	180		2.03		2.08	(1.06)	17
2009		9.07	(0.059)	(1.191)	(1.250)	—	—	—	—	7.82	(13.78)	122		2.00		2.06	(0.87)	24
2008		10.12	(0.123)	(0.927)	(1.050)	—	—	—	—	9.07	(10.38)	288		1.99		2.02	(1.27)	21
Class M Shares
2013	*	$11.85	$0.020	$0.670	$0.690	$—	$—	$—	$—	$12.54	5.82%	$79,804		1.05%		1.09%	0.32%	15%
2012		11.21	(0.019)	0.659	0.640	—	—	—	—	11.85	5.71	76,670		1.05		1.10	(0.17)	11
2011		9.20	(0.022)	2.032	2.010	—	—	—	—	11.21	21.85	86,182		1.05		1.08	(0.21)	16
2010		8.07	(0.005)	1.150	1.145	(0.015)	—	(0.015)	—	9.20	14.04	64,408		1.03		1.08	(0.06)	17
2009		9.27	0.009	(1.209)	(1.200)	—	—	—	—	8.07	(12.84)	65,867		1.00		1.06	0.13	24
2008		10.24	(0.026)	(0.944)	(0.970)	—	—	—	—	9.27	(9.47)	122,424		0.98		1.01	(0.26)	21

Equity Income Fund
Fiduciary Shares
2013	*	$10.15	$0.129	$0.516	$0.645	$(0.165)	$—	$(0.165)	$—	$10.63	6.43%	$6,972		0.90%		1.58%	2.50%	26%
2012		9.21	0.270	0.935	1.205	(0.265)	—	(0.265)	—	10.15	13.38	6,777		0.88		1.65	2.87	79
2011		7.88	0.284	1.331	1.615	(0.285)	—	(0.285)	—	9.21	20.68	5,532		0.90		1.75	3.04	78
2010		6.97	0.245	0.834	1.079	(0.169)	—	(0.169)	—	7.88	15.50	9		0.90		1.80	3.28	46
2009	(2)	6.89	0.003	0.077	0.080	—	—	—	—	6.97	1.16	76	0.90	**^^	2.53	**^^	3.43 **	32
Class A Shares
2013	*	$10.12	$0.115	$0.517	$0.632	$(0.152)	$—	$(0.152)	$—	$10.60	6.32%	$12,989		1.15%		1.83%	2.24%	26%
2012		9.18	0.243	0.938	1.181	(0.241)	—	(0.241)	—	10.12	13.12	11,519		1.15		1.90	2.60	79
2011		7.89	0.248	1.314	1.562	(0.272)	—	(0.272)	—	9.18	19.98	9,259		1.15		2.00	2.79	78
2010		6.97	0.234	0.883	1.117	(0.197)	—	(0.197)	—	7.89	16.06	9,976		1.15		2.05	3.03	46
2009	(3)	7.37	0.150	(0.386)	(0.236)	(0.164)	—	(0.164)††	—	6.97	(2.93)	11,793		1.16 **		2.47 **	3.17 **	32
2008	(4)	12.01	0.30^	(4.31)	(4.01)	(0.28)	(0.35)	(0.63)	—	7.37	(34.84)	13,298		1.15 ^^	1.68	^^	2.95	83
2007	(4)	11.43	0.29^	0.85	1.14	(0.26)	(0.30)	(0.56)	—	12.01	10.23	28,991		1.15		1.42	2.51	85

Amounts designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Annualized.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~	Includes $0.012 of Fair Funds Settlement.
#	Amount represents less than $0.001.
##	Includes payment by affiliates of $0.001 per share. The effects of such payments did not affect the amount shown as total return for the period.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Includes Return of Capital of $0.005 for Class A Shares.
^
Per share amounts calculated using SEC method.
Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense

^^	limitations. The interest expense is from utilizing a line of credit.
(1)	Commenced operations on September 26, 2007.
(2)	Commenced operations on July 24, 2009.
(3)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(4)	For the year ended October 31.

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 137

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods Ended July 31,
(unless otherwise indicated)

			Investment Activities			Dividends and Distributions								Ratio of Expenses	Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Equity Income Fund (continued)
Class B Shares
2013	*	$10.16	$0.085	$0.514	$0.599	$(0.119)	$—	$(0.119)	$—	$10.64	5.95%	$1,140	1.75%	2.33%	1.64%	26%
2012		9.21	0.186	0.945	1.131	(0.181)	—	(0.181)	—	10.16	12.47	1,278	1.75	2.40	2.00	79
2011		7.91	0.195	1.321	1.516	(0.216)	—	(0.216)	—	9.21	19.31	1,572	1.75	2.50	2.19	78
2010		6.99	0.188	0.877	1.065	(0.145)	—	(0.145)	—	7.91	15.25	1,813	1.75	2.55	2.43	46
2009	(1)	7.35	0.116	(0.368)	(0.252)	(0.108)	—	(0.108)††	—	6.99	(3.24)	2,341	1.87**~	3.17**~	2.45 **	32
2008	(2)	11.95	0.24^	(4.33)	(4.09)	(0.16)	(0.35)	(0.51)	—	7.35	(35.44)	3,121	1.90	2.42	2.23	83
2007	(2)	11.38	0.22^	0.83	1.05	(0.20)	(0.28)	(0.48)	—	11.95	9.41	8,590	1.90	2.16	1.87	85
Class C Shares
2013	*	$10.07	$0.084	$0.507	$0.591	$(0.121)	$—	$(0.121)	$—	$10.54	5.93%	$2,775	1.75%	2.33%	1.64%	26%
2012		9.14	0.186	0.930	1.116	(0.186)	—	(0.186)	—	10.07	12.40	2,673	1.75	2.40	2.00	79
2011		7.85	0.194	1.315	1.509	(0.219)	—	(0.219)	—	9.14	19.37	2,431	1.75	2.50	2.19	78
2010		6.94	0.187	0.868	1.055	(0.145)	—	(0.145)	—	7.85	15.22	2,194	1.75	2.55	2.43	46
2009	(1)	7.33	0.115	(0.379)	(0.264)	(0.126)	—	(0.126)††	—	6.94	(3.39)	2,832	1.87**~	3.17**~	2.45 **	32
2008	(2)	11.95	0.21^	(4.28)	(4.07)	(0.20)	(0.35)	(0.55)	—	7.33	(35.38)	4,057	1.90	2.44	2.18	83
2007	(2)	11.40	0.22^	0.82	1.04	(0.21)	(0.28)	(0.49)	—	11.95	9.39	7,171	1.90	2.16	1.81	85
Geneva Mid Cap Growth Fund
Fiduciary Shares
2013	*	$23.46	$(0.048)	$2.572	$2.524	$—	$(0.434)	$(0.434)	$—	$25.55	10.87%	$651,439	1.13%	1.21%	(0.39)%	10%
2012		22.85	(0.147)	1.209	1.062	—	(0.452)	(0.452)	—	23.46	4.70	431,911	1.13	1.26	(0.63)	17
2011		17.98	(0.151)	5.050	4.899	—	(0.029)	(0.029)	—	22.85	27.25	215,699	1.13	1.29	(0.67)	23
2010		15.04	(0.110)	3.050	2.940	—	—	—	—	17.98	19.55	19,588	1.11	1.32	(0.63)	26
2009	(3)	14.07	(0.006)	0.976	0.970	—	—	—	—	15.04	6.89	1,459	1.13**~	1.25**~	(0.50)**	24
Class A Shares
2013	*	$23.26	$(0.079)	$2.543	$2.464	$—	$(0.434)	$(0.434)	$—	$25.29	10.71%	$414,080	1.38%	1.46%	(0.64)%	10%
2012		22.71	(0.204)	1.206	1.002	—	(0.452)	(0.452)	—	23.26	4.46	346,312	1.38	1.51	(0.88)	17
2011		17.92	(0.200)	5.019	4.819	—	(0.029)	(0.029)	—	22.71	26.82	195,872	1.38	1.54	(0.92)	23
2010		15.03	(0.152)	3.042	2.890	—	—	—	—	17.92	19.22	176,924	1.38	1.57	(0.90)	26
2009	(1)	13.53	(0.103)	1.603	1.500	—	—	—	—	15.03	11.16	148,670	1.70**~	1.72**~	(1.07)**	24
2008	(2)	21.80	(0.17)^	(6.94)	(7.11)	—	(1.16)	(1.16)	—	13.53	(34.29)	132,592	1.38	1.38	(0.91)	22
2007	(2)	18.37	(0.18)^	3.68	3.50	—	(0.07)	(0.07)	—	21.80	19.11	211,653	1.37	1.37	(0.90)	36
Class B Shares
2013	*	$21.03	$(0.137)	$2.301	$2.164	$—	$(0.434)	$(0.434)	$—	$22.76	10.41%	$2,735	1.98%	1.96%	(1.24)%	10%
2012		20.70	(0.308)	1.090	0.782	—	(0.452)	(0.452)	—	21.03	3.77	3,559	1.98	2.01	(1.48)	17
2011		16.44	(0.299)	4.588	4.289	—	(0.029)	(0.029)	—	20.70	26.15	5,579	1.98	2.04	(1.52)	23
2010		13.87	(0.233)	2.803	2.570	—	—	—	—	16.44	18.53	6,209	1.98	2.07	(1.50)	26
2009	(1)	12.55	(0.158)	1.478	1.320	—	—	—	—	13.87	10.52	7,420	2.42**~	2.42**~	(1.78)**	24
2008	(2)	20.45	(0.34)^	(6.40)	(6.74)	—	(1.16)	(1.16)	—	12.55	(34.77)	8,143	2.13	2.13	(1.66)	22
2007	(2)	17.37	(0.38)^	3.53	3.15	—	(0.07)	(0.07)	—	20.45	18.19	17,627	2.11	2.11	(1.65)	36
Class C Shares
2013	*	$21.29	$(0.139)	$2.333	$2.194	$—	$(0.434)	$(0.434)	$—	$23.05	10.43%	$85,163	1.98%	1.96%	(1.24)%	10%
2012		20.96	(0.316)	1.098	0.782	—	(0.452)	(0.452)	—	21.29	3.77	67,244	1.98	2.01	(1.48)	17
2011		16.64	(0.307)	4.656	4.349	—	(0.029)	(0.029)	—	20.96	26.14	32,580	1.98	2.04	(1.52)	23
2010		14.04	(0.237)	2.837	2.600	—	—	—	—	16.64	18.52	18,896	1.98	2.07	(1.50)	26
2009	(1)	12.70	(0.160)	1.500	1.340	—	—	—	—	14.04	10.55	14,708	2.42**~	2.42**~	(1.79)**	24
2008	(2)	20.69	(0.28)^	(6.55)	(6.83)	—	(1.16)	(1.16)	—	12.70	(34.80)	14,433	2.13	2.13	(1.66)	22
2007	(2)	17.57	(0.31)^	3.50	3.19	—	(0.07)	(0.07)	—	20.69	18.21	21,790	2.12	2.12	(1.65)	36
Geneva Small Cap Growth Fund
Fiduciary Shares
2013	*	$31.63	$(0.109)	$4.329	$4.220	$—	$(1.520)	$(1.520)	$0.001	$34.33	13.74%	$45,400	1.36%	1.67%	(0.65)%	14%
2012		31.04	(0.303)	1.820	1.517	—	(0.928)	(0.928)	0.001	31.63	4.99	25,371	1.35	1.82	(0.99)	45
2011		24.45	(0.309)	7.926	7.617	—	(1.027)	(1.027)	—#	31.04	31.28	12,477	1.35	2.00	(1.03)	45
2010		20.70	(0.204)	3.954	3.750	—	—	—	—#	24.45	18.12	6,252	1.37	2.48	(0.89)	62
2009	(4)	20.00	(0.018)	0.718	0.700	—	—	—	—	20.70	3.50	1,598	1.37 **	8.34 **	(0.73)**	7

The accompanying  notes are an integral part of the financial statements.
138 HighMark® Funds

			Investment Activities			Dividends and Distributions									Ratio of Expenses to Average	Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Geneva Small Cap Growth Fund (continued)
Class A Shares
2013	*	$31.36	$(0.152)	$4.292	$4.140	$—	$(1.520)	$(1.520)		$0.001	$33.98	13.61%	$14,624	1.62%	1.92%	(0.91)%	14%
2012		30.87	(0.382)	1.799	1.417	—	(0.928)	(0.928)		0.001	31.36	4.69	9,925	1.62	2.07	(1.26)	45
2011		24.39	(0.392)	7.899	7.507	—	(1.027)	(1.027)		—#	30.87	30.90	9,000	1.62	2.25	(1.30)	45
2010		20.70	(0.264)	3.954	3.690	—	—	—		—#	24.39	17.83	3,220	1.62	2.73	(1.15)	62
2009	(4)	20.00	(0.025)	0.725	0.700	—	—	—		—	20.70	3.50	1,988	1.62 **	8.59 **	(0.98)**	7
Class C Shares
2013	*	$30.78	$(0.247)	$4.207	$3.960	$—	$(1.520)	$(1.520)		$0.001	$33.22	13.27%	$7,262	2.22%	2.42%	(1.51)%	14%
2012		30.49	(0.557)	1.774	1.217	—	(0.928)	(0.928)		0.001	30.78	4.09	3,799	2.22	2.57	(1.86)	45
2011		24.23	(0.580)	7.867	7.287	—	(1.027)	(1.027)		—#	30.49	30.18	2,134	2.22	2.75	(1.90)	45
2010		20.69	(0.401)	3.941	3.540	—	—	—		—#	24.23	17.11	260	2.22	3.23	(1.75)	62
2009	(4)	20.00	(0.039)	0.729	0.690	—	—	—		—	20.69	3.45	36	2.22 **	9.09 **	(1.58)**	7

International Opportunities Fund
Fiduciary Shares
2013	*	$6.26	$0.043	$1.131	$1.174	$(0.124)	$—	$(0.124)	$	—#	$7.31	18.87%	$70,573	1.21%	1.33%	1.26%	48%
2012		7.46	0.139	(1.155)	(1.016)	(0.184)	—	(0.184)		—#	6.26	(13.35)	62,889	1.31	1.42	2.21	102
2011		6.33	0.122	1.151	1.273	(0.143)	—	(0.143)		—#	7.46	20.25	93,101	1.45	1.52	1.69	95
2010		6.00	0.092	0.392	0.484	(0.154)	—	(0.154)		—#	6.33	8.03	79,237	1.44	1.53	1.44	84
2009		8.48	0.117	(2.343)	(2.226)	(0.109)	(0.145)	(0.254)		—#	6.00	(25.64)	63,644	1.39	1.56	2.10	134
2008		9.93	0.175	(1.106)	(0.931)	(0.155)	(0.364)	(0.519)		—#	8.48	(10.10)	97,714	1.34	1.50	1.86	86
Class A Shares
2013	*	$6.27	$0.037	$1.131	$1.168	$(0.108)	$—	$(0.108)	$	—#	$7.33	18.75%	$4,658	1.38%	1.58%	1.09%	48%
2012		7.45	0.128	(1.147)	(1.019)	(0.161)	—	(0.161)		—#	6.27	(13.57)	3,307	1.49	1.67	2.04	102
2011		6.32	0.109	1.141	1.250	(0.120)	—	(0.120)		—#	7.45	20.05	5,067	1.62	1.77	1.52	95
2010		5.98	0.082	0.401	0.483	(0.143)	—	(0.143)		—#	6.32	8.04	6,693	1.60	1.78	1.28	84
2009		8.45	0.107	(2.340)	(2.233)	(0.092)	(0.145)	(0.237)		—#	5.98	(25.77)	10,004	1.57	1.81	1.92	134
2008		9.90	0.157	(1.098)	(0.941)	(0.145)	(0.364)	(0.509)		—#	8.45	(10.33)	17,766	1.53	1.75	1.68	86
Class C Shares
2013	*	$6.22	$0.013	$1.123	$1.136	$(0.046)	$—	$(0.046)	$	—#	$7.31	18.30%	$1,186	2.08%	2.08%	0.38%	48%
2012		7.37	0.085	(1.132)	(1.047)	(0.103)	—	(0.103)		—#	6.22	(14.07)	1,182	2.17	2.17	1.36	102
2011		6.26	0.062	1.133	1.195	(0.085)	—	(0.085)		—#	7.37	19.16	2,290	2.27	2.27	0.87	95
2010		5.92	0.038	0.390	0.428	(0.088)	—	(0.088)		—#	6.26	7.39	1,975	2.28	2.28	0.60	84
2009		8.35	0.068	(2.297)	(2.229)	(0.056)	(0.145)	(0.201)		—#	5.92	(26.34)	2,217	2.27	2.31	1.22	134
2008		9.81	0.090	(1.088)	(0.998)	(0.098)	(0.364)	(0.462)		—#	8.35	(10.87)	4,582	2.23	2.25	0.98	86
Class M Shares
2013	*	$6.26	$0.047	$1.128	$1.175	$(0.135)	$—	$(0.135)	$	—#	$7.30	18.90%	$146,561	1.08%	1.08%	1.38%	48%
2012		7.47	0.148	(1.161)	(1.013)	(0.197)	—	(0.197)		—#	6.26	(13.28)	123,439	1.17	1.17	2.36	102
2011		6.34	0.135	1.148	1.283	(0.153)	—	(0.153)		—#	7.47	20.39	150,888	1.27	1.27	1.87	95
2010		6.00	0.102	0.398	0.500	(0.160)	—	(0.160)		—#	6.34	8.31	133,321	1.28	1.28	1.60	84
2009		8.48	0.124	(2.343)	(2.219)	(0.116)	(0.145)	(0.261)		—#	6.00	(25.55)	134,220	1.27	1.31	2.22	134
2008		9.93	0.187	(1.112)	(0.925)	(0.161)	(0.364)	(0.525)		—#	8.48	(10.05)	232,701	1.23	1.25	1.98	86

Amounts designated as “—” are either $0 or have been rounded to $0.
*	For six month period ended January 31, 2013 (unaudited). All ratios have been annualized.
**	Annualized.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~
Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expense limitations. The interest expense is from utilizing a line of credit.

#	Amount represents less than $0.001.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Includes Return of Capital of $0.004 for Class B Shares and Class C Shares.
^	Per share amounts calculated using SEC method.
(1)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(2)	For the year ended October 31.
(3)	Commenced operations on June 26, 2009.
(4)	Commenced operations on June 12, 2009.

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 139

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods Ended July 31,
(unless otherwise indicated)

			Investment Activities			Dividends and Distributions								Ratio of Expenses to Average	Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Large Cap Core Equity Fund
Fiduciary Shares
2013	*	$9.19	$0.071	$1.027	$1.098	$(0.058)	$—	$(0.058)	$—	$10.23	11.99%	$67,108	0.93%	1.24%	1.47%	29%
2012		8.49	0.087	0.702	0.789	(0.089)	—	(0.089)	—	9.19	9.39	59,041	0.93	1.28	1.02	78 ∞
2011		7.24	0.088	1.256	1.344	(0.094)	—	(0.094)	—	8.49	18.63	53,369	0.96	1.23	1.09	68
2010		6.39	0.081	0.848	0.929	(0.079)	—	(0.079)	—	7.24	14.56	55,593	0.95	1.22	1.13	93
2009		8.12	0.120	(1.733)	(1.613)	(0.117)	—	(0.117)	—	6.39	(19.59)	60,454	0.92	1.19	2.00	42
2008		9.96	0.132	(1.502)	(1.370)	(0.133)	(0.337)	(0.470)	—	8.12	(14.35)	95,872	0.90	1.11	1.46	56
Class A Shares
2013	*	$9.17	$0.057	$1.017	$1.074	$(0.044)	$—	$(0.044)	$—	$10.20	11.74%	$5,251	1.22%	1.49%	1.18%	29%
2012		8.47	0.062	0.704	0.766	(0.066)	—	(0.066)	—	9.17	9.12	3,538	1.23	1.53	0.72	78 ∞
2011		7.23	0.065	1.244	1.309	(0.069)	—	(0.069)	—	8.47	18.15	3,027	1.25	1.48	0.79	68
2010		6.38	0.061	0.848	0.909	(0.059)	—	(0.059)	—	7.23	14.27	2,640	1.23	1.47	0.85	93
2009		8.10	0.103	(1.722)	(1.619)	(0.101)	—	(0.101)	—	6.38	(19.83)	2,004	1.20	1.44	1.72	42
2008		9.93	0.108	(1.495)	(1.387)	(0.106)	(0.337)	(0.443)	—	8.10	(14.45)	3,400	1.19	1.37	1.17	56
Class C Shares
2013	*	$8.92	$0.027	$0.990	$1.017	$(0.017)	$—	$(0.017)	$—	$9.92	11.41%	$824	1.82%	1.99%	0.58%	29%
2012		8.24	0.010	0.685	0.695	(0.015)	—	(0.015)	—	8.92	8.47	765	1.83	2.03	0.12	78 ∞
2011		7.03	0.015	1.213	1.228	(0.018)	—	(0.018)	—	8.24	17.48	640	1.85	1.98	0.19	68
2010		6.21	0.017	0.821	0.838	(0.018)	—	(0.018)	—	7.03	13.50	441	1.83	1.97	0.25	93
2009		7.92	0.064	(1.699)	(1.635)	(0.075)	—	(0.075)	—	6.21	(20.52)	446	1.80	1.94	1.12	42
2008		9.74	0.052	(1.472)	(1.420)	(0.063)	(0.337)	(0.400)	—	7.92	(15.05)	664	1.77	1.84	0.59	56

Large Cap Growth Fund
Fiduciary Shares
2013	*	$11.45	$0.059	$0.409	$0.468	$(0.058)	$—	$(0.058)	$—	$11.86	4.11%	$56,407	1.01%	1.25%	1.00%	18%
2012		10.31	0.045	1.112	1.157	(0.017)	—	(0.017)	—	11.45	11.25	53,070	1.01	1.27	0.43	53
2011		8.81	0.021	1.598	1.619	(0.119)	—	(0.119)	—	10.31	18.41	57,207	1.01	1.24	0.21	41
2010		7.87	0.101	0.909	1.010	(0.070)	—	(0.070)	—	8.81	12.82	60,078	0.99	1.21	1.16	34
2009		9.11	0.072	(1.263)^	(1.191)	(0.049)	—	(0.049)	—	7.87	(12.97)	67,051	0.93	1.17	0.99	60
2008		10.03	0.068	(0.933)	(0.865)	(0.055)	—	(0.055)	—	9.11	(8.70)	92,418	0.94	1.11	0.68	43
Class A Shares
2013	*	$11.23	$0.043	$0.393	$0.436	$(0.016)	$—	$(0.016)	$—	$11.65	3.89%	$16,713	1.27%	1.50%	0.74%	18%
2012		10.12	0.018	1.092	1.110	—	—	—	—	11.23	10.97	16,722	1.27	1.52	0.17	53
2011		8.64	(0.005)	1.572	1.567	(0.087)	—	(0.087)	—	10.12	18.16	16,621	1.27	1.49	(0.05)	41
2010		7.74	0.076	0.891	0.967	(0.067)	—	(0.067)	—	8.64	12.48	19,881	1.25	1.46	0.89	34
2009		8.95	0.051	(1.238)^	(1.187)	(0.023)	—	(0.023)	—	7.74	(13.21)	17,543	1.21	1.42	0.72	60
2008		9.85	0.040	(0.916)	(0.876)	(0.024)	—	(0.024)	—	8.95	(8.92)	11,486	1.21	1.36	0.41	43
Class B Shares
2013	*	$10.45	$0.008	$0.372	$0.380	$—	$—	$—	$—	$10.83	3.64%	$529	1.87%	2.00%	0.14%	18%
2012		9.47	(0.040)	1.020	0.980	—	—	—	—	10.45	10.35	664	1.87	2.02	(0.43)	53
2011		8.07	(0.060)	1.460	1.400	—	—	—	—	9.47	17.35	1,881	1.87	1.99	(0.65)	41
2010		7.22	0.023	0.827	0.850	—	—	—	—	8.07	11.77	3,126	1.85	1.96	0.29	34
2009		8.35	0.008	(1.138)^	(1.130)	—	—	—	—	7.22	(13.53)	5,292	1.81	1.92	0.12	60
2008		9.23	(0.017)	(0.863)	(0.880)	—	—	—	—	8.35	(9.53)	3,279	1.81	1.85	(0.19)	43
Class C Shares
2013	*	$10.35	$0.007	$0.373	$0.380	$—	$—	$—	$—	$10.73	3.67%	$2,692	1.87%	2.00%	0.14%	18%
2012		9.38	(0.041)	1.011	0.970	—	—	—	—	10.35	10.34	2,629	1.87	2.02	(0.43)	53
2011		8.02	(0.059)	1.451	1.392	(0.032)	—	(0.032)	—	9.38	17.36	2,861	1.87	1.99	(0.65)	41
2010		7.21	0.023	0.834	0.857	(0.047)	—	(0.047)	—	8.02	11.88	3,250	1.85	1.96	0.29	34
2009		8.36	0.008	(1.158)^	(1.150)	—	—	—	—	7.21	(13.76)	3,481	1.81	1.92	0.12	60
2008		9.23	(0.018)	(0.852)	(0.870)	—	—	—	—	8.36	(9.43)	766	1.82	1.86	(0.20)	43

The accompanying  notes are an integral part of the financial statements.

140 HighMark® Funds

			Investment Activities			Dividends and Distributions										Ratio of Expenses to Average		Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total rom Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return***	Net Assets, End of Period(000)	Ratio of Expenses to Average Net Assets		Net Assets Excluding Fee Waivers and Reduction of Expenses		Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

NYSE Arca Tech 100 Index Fund
Fiduciary Shares
2013	*	$34.63	$0.120	$4.139	$4.259	$(0.099)	$—	$(0.099)	$—		$38.79	12.32%	$15,459	0.79%		1.00%		0.66%		10%
2012		32.26	0.065	2.305	2.370	—	—	—	—		34.63	7.35	7,576	0.81		1.02		0.20		30
2011		25.69	0.050	6.520	6.570	—	—	—	—		32.26	25.58	5,990	0.77		1.02		0.16		11
2010		22.06	(0.002)	3.632	3.630	—	—	—	—		25.69	16.46	312	0.83		1.00		(0.01)		9
2009	(1)	22.04	0.001	0.019	0.020	—	—	—	—		22.06	0.09	20	0.83	**~#	0.97	**~#	0.24	**~#	10
Class A Shares
2013	*	$34.34	$0.066	$4.104	$4.170	$(0.050)	$—	$(0.050)	$—		$38.46	12.15%	$184,954	1.08%		1.25%		0.37%		10%
2012		32.07	(0.024)	2.294	2.270	—	—	—	—		34.34	7.05	170,516	1.08		1.27		(0.07)		30
2011		25.62	(0.046)	6.496	6.450	—	—	—	—		32.07	25.17	182,410	1.08		1.27		(0.15)		11
2010		22.06	(0.063)	3.623	3.560	—	—	—	—		25.62	16.18	162,267	1.08		1.25		(0.26)		9
2009	(2)	18.53	(0.029)	3.559	3.530	—	—	—	—		22.06	19.05	166,899	1.27	**~#	1.42	**~	(0.21	)**#	10
2008	(3)	29.13	(0.10)^^	(10.50)	(10.60)	—	—	—	—		18.53	(36.39)	157,076	1.08	††	1.08		(0.37	)††	19
2007	(3)	24.67	(0.12)^^	4.58	4.46	—	—	—	—		29.13	18.08	279,501	0.99	††	0.99		(0.45	)††	14
Class B Shares
2013	*	$30.92	$(0.038)	$3.688	$3.650	$—	$—	$—	$—		$34.57	11.81%	$3,162	1.68%		1.75%		(0.23)%		10%
2012		29.05	(0.196)	2.066	1.870	—	—	—	—		30.92	6.40	3,857	1.68		1.77		(0.67)		30
2011		23.35	(0.206)	5.906	5.700	—	—	—	—		29.05	24.46	7,102	1.68		1.77		(0.75)		11
2010		20.22	(0.191)	3.321	3.130	—	—	—	—		23.35	15.48	9,889	1.68		1.75		(0.86)		9
2009	(2)	17.08	(0.115)	3.255	3.140	—	—	—	—		20.22	18.38	14,422	1.99	**~#	2.11	**~	(0.92	)**#	10
2008	(3)	27.06	(0.37)^^	(9.61)	(9.98)	—	—	—	—		17.08	(36.88)	17,314	1.82	††	1.82		(1.10	)††	19
2007	(3)	23.09	(0.37)^^	4.34	3.97	—	—	—	—		27.06	17.19	54,103	1.74	††	1.74		(1.20	)††	14
Class C Shares
2013	*	$31.49	$(0.039)	$3.749	$3.710	$—	$—	$—	$—		$35.20	11.78%	$12,308	1.68%		1.75%		(0.23)%		10%
2012		29.58	(0.201)	2.111	1.910	—	—	—	—		31.49	6.42	11,111	1.68		1.77		(0.67)		30
2011		23.78	(0.212)	6.012	5.800	—	—	—	—		29.58	24.43	11,269	1.68		1.77		(0.75)		11
2010		20.59	(0.196)	3.386	3.190	—	—	—	—		23.78	15.49	10,680	1.68		1.75		(0.86)		9
2009	(2)	17.39	(0.117)	3.317	3.200	—	—	—	—		20.59	18.40	10,620	1.99	**~#	2.11	**~	(0.92	)**#	10
2008	(3)	27.55	(0.30)^^	(9.86)	(10.16)	—	—	—	—		17.39	(36.88)	12,839	1.82	††	1.82		(1.12	)††	19
2007	(3)	23.51	(0.32)^^	4.36	4.04	—	—	—	—		27.55	17.18	26,946	1.74	††	1.74		(1.20	)††	14

Small Cap Core Fund
Fiduciary Shares
2013	*	$19.20	$0.042	$2.785	$2.827	$(0.007)	$—	$(0.007)	$—	†††	$22.02	14.72%	$65,367	1.33%		1.61%		0.42%		34%
2012		19.24	0.005	(0.045)	(0.040)	—	—	—	—	†††	19.20	(0.21)	46,391	1.33		1.71		0.03		106 ∞
2011		14.54	(0.055)	4.755	4.700	—	—	—	—	†††	19.24	32.33	27,137	1.31		1.76		(0.31)		67
2010		11.85	(0.041)	2.787	2.746	(0.056)	—	(0.056)	—		14.54	23.32	23,527	1.30		1.79		(0.30)		78
2009		16.45	0.055	(4.636)	(4.581)	(0.019)	—	(0.019)	—	†††	11.85	(27.90)	22,084	1.27		1.85		0.48		61
2008		18.83	0.089	(2.249)	(2.160)	(0.110)	(0.110)	(0.220)	—		16.45	(11.48)	26,984	1.26		1.67		0.54		87

Amounts designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period has been annualized.
**	Annualized.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
~
Ratios of expenses to average net assets include interest expenses of less than 0.005% for the period ended July 31, 2009, which is not included in the contractual expenses limitation. The interest expense is from utilizing a line of credit.

†	Per share amounts calculated using average shares method, unless otherwise indicated. †† Does not reflect vendor reimbursement of 0.03%.
†††	Amount represents less than $0.001.
#	Does not reflect vendor reimbursement of 0.08%.
^	Includes $0.017 of Fair Funds Settlement.
^^	Per share amounts calculated using SEC methods.
∞	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)	Commenced operations on July 23, 2009.
(2)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(3)	For the year ended October 31.

The accompanying  notes are an integral part of the financial statements.

HighMark® Funds 141

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods
Ended July 31, (unless otherwise indicated)

			Investment Activities			Dividends and Distributions									Ratio to Average	Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Small Cap Core Fund (continued)
Class A Shares
2013	*	$19.00	$0.013	$2.747	$2.760	$—	$—	$—	$—	††	$21.76	14.53%	$10,825	1.62%	1.86%	0.13%	34%
2012		19.09	(0.049)	(0.041)	(0.090)	—	—	—	—	††	19.00	(0.52)	10,869	1.62	1.96	(0.27)	106∞
2011		14.47	(0.111)	4.731	4.620	—	—	—	—	††	19.09	32.00	536	1.62	2.01	(0.62)	67
2010		11.80	(0.084)	2.779	2.695	(0.025)	—	(0.025)	—		14.47	22.86	310	1.60	2.04	(0.61)	78
2009		16.43	0.020	(4.634)	(4.614)	(0.016)	—	(0.016)	—	††	11.80	(28.08)	227	1.57	2.10	0.18	61
2008		18.82	0.038	(2.246)	(2.208)	(0.072)	(0.110)	(0.182)	—		16.43	(11.74)	168	1.57	1.91	0.23	87
Class C Shares
2013	*	$18.45	$(0.046)	$2.656	$2.610	$—	$—	$—	$—	††	$21.06	14.15%	$3,876	2.22%	2.36%	(0.47)%	34%
2012		18.65	(0.156)	(0.044)	(0.200)	—	—	—	—	††	18.45	(1.07)	3,813	2.22	2.46	(0.87)	106∞
2011		14.22	(0.216)	4.646	4.430	—	—	—	—	††	18.65	31.15	217	2.22	2.51	(1.22)	67
2010		11.65	(0.161)	2.731	2.570	—	—	—	—		14.22	22.17	77	2.20	2.54	(1.21)	78
2009		16.36	(0.048)	(4.662)	(4.710)	—	—	—	—	††	11.65	(28.85)	87	2.17	2.60	(0.42)	61
2008		18.80	(0.062)	(2.254)	(2.316)	(0.014)	(0.110)	(0.124)	—		16.36	(12.33)	133	2.17	2.43	(0.38)	87

Value Fund

Fiduciary Shares
2013	*	$15.71	$0.103	$1.958	$2.061	$(0.104)	(1.367)	$(1.471)	$—		$16.30	13.80%	$154,524	0.99%	1.12%	1.27%	16%
2012		16.09	0.220	0.275	0.495	(0.222)	(0.653)	(0.875)	—		15.71	3.50	147,101	1.00	1.14	1.46	44∞
2011		13.64	0.192	2.572	2.764	(0.314)	—	(0.314)	—		16.09	20.50	234,785	1.02	1.13	1.24	26
2010		12.17	0.265	1.368	1.633	(0.163)	—	(0.163)	—		13.64	13.43	228,162	1.00	1.11	1.95	12
2009		17.53	0.221	(4.399)	(4.178)	(0.223)	(0.959)	(1.182)	—		12.17	(23.11)	229,771	0.96	1.09	1.82	20
2008		24.21	0.279	(2.950)	(2.671)	(0.283)	(3.726)	(4.009)	—		17.53	(12.99)	328,465	0.95	1.08	1.34	17
Class A Shares
2013	*	$15.67	$0.082	$1.952	$2.034	$(0.087)	$(1.367)	$(1.454)	$—		$16.25	13.65%	$86,890	1.25%	1.37%	1.01%	16%
2012		16.05	0.182	0.271	0.453	(0.180)	(0.653)	(0.833)	—		15.67	3.28	83,339	1.26	1.39	1.20	44∞
2011		13.61	0.153	2.566	2.719	(0.279)	—	(0.279)	—		16.05	20.12	71,164	1.27	1.38	0.99	26
2010		12.14	0.230	1.369	1.599	(0.129)	—	(0.129)	—		13.61	13.18	72,132	1.25	1.36	1.70	12
2009		17.50	0.186	(4.395)	(4.209)	(0.192)	(0.959)	(1.151)	—		12.14	(23.30)	75,156	1.21	1.34	1.57	20
2008		24.17	0.224	(2.934)	(2.710)	(0.234)	(3.726)	(3.960)	—		17.50	(13.22)	24,772	1.21	1.33	1.08	17
Class B Shares
2013	*	$15.32	$0.032	$1.901	$1.933	$(0.046)	$(1.367)	$(1.413)	$—		$15.84	13.27%	$1.013	1.85%	1.87%	0.40%	16%
2012		15.69	0.089	0.270	0.359	(0.076)	(0.653)	(0.729)	—		15.32	2.70	1,164	1.86	1.89	0.60	44∞
2011		13.32	0.059	2.506	2.565	(0.195)	—	(0.195)	—		15.69	19.37	2,212	1.87	1.88	0.39	26
2010		11.88	0.146	1.339	1.485	(0.045)	—	(0.045)	—		13.32	12.51	3,439	1.85	1.86	1.10	12
2009		17.16	0.115	(4.312)	(4.197)	(0.124)	(0.959)	(1.083)	—		11.88	(23.74)	5,722	1.81	1.84	0.97	20
2008		23.79	0.100	(2.880)	(2.780)	(0.124)	(3.726)	(3.850)	—		17.16	(13.74)	3,823	1.80	1.83	0.49	17
2007		22.92	0.136	3.325	3.461	(0.170)	(2.421)	(2.591)	—		23.79	15.38	6,772	1.79	1.83	0.56	19
Class C Shares
2013	*	$15.25	$0.032	$1.892	$1.924	$(0.047)	$(1.367)	$(1.414)	$—		$15.76	13.27%	$3,652	1.85%	1,87%	0.41%	16%
2012		15.63	0.089	0.268	0.357	(0.084)	(0.653)	(0.737)	—		15.25	2.70	3,792	1.86	1.89	0.60	44∞
2011		13.26	0.059	2.509	2.568	(0.198)	—	(0.198)	—		15.63	19.48	2,503	1.87	1.88	0.39	26
2010		11.84	0.145	1.322	1.467	(0.047)	—	(0.047)	—		13.26	12.50	2,548	1.85	1.86	1.10	12
2009		17.10	0.113	(4.289)	(4.176)	(0.125)	(0.959)	(1.084)	—		11.84	(23.76)	3,058	1.81	1.84	0.97	20
2008		23.72	0.107	(2.866)	(2.759)	(0.135)	(3.726)	(3.861)	—		17.10	(13.69)	1,500	1.76	1.79	0.53	17
2007		22.86	0.127	3.330	3.457	(0.176)	(2.421)	(2.597)	—		23.72	15.40	2,061	1.79	1.83	0.53	19
Class U Shares
2013	*	$15.72	$0.115	$1.956	$2.071	$(0.114)	$(1.367)	$(1.481)	$—		$16.31	13.87%	$108,662	0.85%	0.87%	1.41%	16%
2012	(1)	14.85	0.142	0.852	0.994	(0.124)	—	(0.124)	—		15.72	6.70	99,930	0.86 **	0.89 **	1.60 **	44∞

The accompanying notes are an integral part of the financial statements.

142 HighMark®  Funds

			Investment Activities			Dividends and Distributions								Ratio of Expenses
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value End of Period	Total Return***	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets#	to Average Net Assets Excluding Fee Waivers and Reduction of Expenses#	Ratio of Net Investment Income (Loss) to Average Net Assets#	Portfolio Turnover Rate

Tactical Capital Growth Allocation Fund

Fiduciary Shares
2013	*	$21.49	$0.123	$2.262	$2.385	$(0.225)	$—	$(0.225)	$—	$23.65	11.14%	$881	0.33%	0.93%	1.09%	15%
2012		21.37	0.235	0.130	0.365	(0.245)	—	(0.245)	—	21.49	1.79	775	0.32	0.95	1.13	40∞
2011		18.27	0.210	3.100	3.310	(0.210)	—	(0.210)	—	21.37	18.18	213	0.32	0.93	1.02	37
2010		16.15	0.176	2.112	2.288	(0.168)	—	(0.168)	—	18.27	14.17	190	0.33	0.92	0.98	30
2009		21.86	0.196	(4.304)	(4.108)	(0.230)	(1.372)	(1.602)	—	16.15	(17.46)	179	0.33	0.81	1.31	48
2008		25.72	0.306	(2.894)	(2.588)	(0.360)	(0.912)	(1.272)	—	21.86	(10.56)	171	0.33	0.70	1.23	25
Class A Shares
2013	*	$21.46	$0.095	$2.257	$2.352	$(0.182)	$—	$(0.182)	$—	$23.63	11.00%	$23,469	0.58%	1.18%	0.84%	15%
2012		21.34	0.180	0.131	0.311	(0.191)	—	(0.191)	—	21.46	1.52	24,754	0.58	1.20	0.87	40∞
2011		18.24	0.163	3.097	3.260	(0.160)	—	(0.160)	—	21.34	17.91	26,327	0.57	1.18	0.77	37
2010		16.14	0.131	2.103	2.234	(0.134)	—	(0.134)	—	18.24	13.84	23,808	0.58	1.17	0.73	30
2009		21.85	0.167	(4.317)	(4.150)	(0.188)	(1.372)	(1.560)	—	16.14	(17.68)	23,780	0.58	1.06	1.06	48
2008		25.72	0.233	(2.886)	(2.653)	(0.305)	(0.912)	(1.217)	—	21.85	(10.81)	39,324	0.59	0.95	0.97	25
Class C Shares
2013	*	$21.22	$0.016	$2.238	$2.254	$(0.074)	$—	$(0.074)	$—	$23.40	10.63%	$21,815	1.27%	1.68%	0.14%	15%
2012		21.10	0.036	0.131	0.167	(0.047)	—	(0.047)	—	21.22	0.80	20,476	1.28	1.70	0.17	40∞
2011		18.03	0.014	3.063	3.077	(0.007)	—	(0.007)	—	21.10	17.07	17,676	1.27	1.68	0.07	37
2010		15.99	0.006	2.089	2.095	(0.055)	—	(0.055)	—	18.03	13.10	15,846	1.28	1.67	0.03	30
2009		21.55	0.058	(4.246)	(4.188)	—	(1.372)	(1.372)	—	15.99	(18.25)	14,101	1.27	1.55	0.37	48
2008		25.42	0.063	(2.849)	(2.786)	(0.172)	(0.912)	(1.084)	—	21.55	(11.43)	21,599	1.29	1.46	0.26	25
Tactical Growth & Income Allocation Fund
Fiduciary Shares
2013	*	$21.97	$0.149	$1.765	$1.914	$(0.224)	$—	$(0.224)	$—	$23.66	8.70%	$976	0.33%	0.83%	1.30%	17%
2012		21.73	0.310	0.250	0.560	(0.320)	—	(0.320)	—	21.97	2.65	692	0.33	0.87	1.46	49∞
2011		19.15	0.303	2.580	2.883	(0.303)	—	(0.303)	—	21.73	15.12	1,031	0.33	0.87	1.40	39
2010		17.24	0.279	1.928	2.207	(0.297)	—	(0.297)	—	19.15	12.83	127	0.33	0.86	1.49	39
2009		21.44	0.314	(3.122)	(2.808)	(0.321)	(1.071)	(1.392)	—	17.24	(12.10)	114	0.33	0.81	1.94	66
2008		24.23	0.413	(2.065)	(1.652)	(0.501)	(0.637)	(1.138)	—	21.44	(7.15)	93	0.33	0.71	1.87	27
Class A Shares
2013	*	$21.89	$0.120	$1.755	$1.875	$(0.195)	$—	$(0.195)	$—	$23.57	8.59%	$37,821	0.58%	1.08%	1.05%	17%
2012		21.65	0.256	0.250	0.506	(0.266)	—	(0.266)	—	21.89	2.40	34,053	0.58	1.12	1.21	49∞
2011		19.09	0.243	2.567	2.810	(0.250)	—	(0.250)	—	21.65	14.77	30,422	0.57	1.12	1.15	39
2010		17.18	0.232	1.929	2.161	(0.251)	—	(0.251)	—	19.09	12.60	26,026	0.57	1.11	1.24	39
2009		21.37	0.281	(3.123)	(2.842)	(0.277)	(1.071)	(1.348)	—	17.18	(12.29)	23,091	0.58	1.06	1.69	66
2008		24.15	0.372	(2.075)	(1.703)	(0.440)	(0.637)	(1.077)	—	21.37	(7.42)	37,737	0.58	0.96	1.62	27
Class C Shares
2013	*	$21.76	$0.040	$1.736	$1.776	$(0.116)	$—	$(0.116)	$—	$23.42	8.18%	$26,917	1.27%	1.58%	0.35%	17%
2012		21.52	0.108	0.255	0.363	(0.123)	—	(0.123)	—	21.76	1.67	25,821	1.28	1.62	0.51	49∞
2011		18.98	0.095	2.552	2.647	(0.107)	—	(0.107)	—	21.52	14.02	20,347	1.27	1.62	0.45	39
2010		17.09	0.101	1.910	2.011	(0.121)	—	(0.121)	—	18.98	11.78	17,094	1.28	1.61	0.54	39
2009		21.26	0.162	(3.102)	(2.940)	(0.159)	(1.071)	(1.230)	—	17.09	(12.92)	15,731	1.28	1.56	0.99	66
2008		24.03	0.208	(2.062)	(1.854)	(0.279)	(0.637)	(0.916)	—	21.26	(8.02)	20,137	1.28	1.47	0.91	27

Amounts designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Annualized.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Amount represents less than $0.001.
#	Ratios do not include income and expenses of the underlying funds in which the Fund invests for the Tactical Capital Growth Allocation Fund and Tactical Growth & Income Allocation Fund.
∞	Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.
(1)	Commenced operations on January 4, 2012.

The accompanying notes are an integral part of the financial statements.

HighMark®  Funds 143

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods
Ended July 31, (unless otherwise indicated)

			Investment Activities			Dividends and Distributions								Ratio of Expenses to Average	Ratio
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized andUnrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return****	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

Bond Fund
Fiduciary Shares
2013	*	$11.62	$0.159	$0.003	$0.162	$(0.176)	$(0.146)	$(0.322)	$—	$11.46	1.39%	$344,200	0.72%	1.00%	2.72%	20%
2012		11.46	0.377	0.408	0.785	(0.388)	(0.237)	(0.625)	—	11.62	7.11	325,475	0.74	1.00	3.30	44
2011		11.38	0.420	0.182	0.602	(0.427)	(0.095)	(0.522)	—	11.46	5.45	337,143	0.79	1.01	3.70	58
2010		10.77	0.467	0.618	1.085	(0.475)	—	(0.475)	—	11.38	10.29	330,318	0.78	1.00	4.23	32
2009		10.45	0.472	0.324	0.796	(0.476)	—	(0.476)	—	10.77	7.93	307,014	0.77	0.99	4.57	41
2008		10.40	0.512	0.048	0.560	(0.510)	—	(0.510)	—	10.45	5.42	344,350	0.76	0.98	4.83	28
Class A Shares
2013	*	$11.42	$0.142	$0.005	$0.147	$(0.161)	$(0.146)	$(0.307)	$—	$11.26	1.29%	$37,551	0.97%	1.25%	2.47%	20%
2012		11.28	0.342	0.395	0.737	(0.360)	(0.237)	(0.597)	—	11.42	6.87	44,659	0.99	1.25	3.05	44
2011		11.21	0.385	0.179	0.564	(0.399)	(0.095)	(0.494)	—	11.28	5.09	29,449	1.04	1.26	3.45	58
2010		10.61	0.433	0.614	1.047	(0.447)	—	(0.447)	—	11.21	10.08	28,952	1.03	1.25	3.97	32
2009		10.31	0.440	0.310	0.750	(0.450)	—	(0.450)	—	10.61	7.58	22,726	1.02	1.24	4.32	41
2008		10.26	0.479	0.055	0.534	(0.484)	—	(0.484)	—	10.31	5.24	31,167	1.01	1.23	4.58	28
Class B Shares
2013	*	$11.38	$0.103	$0.004	$0.107	$(0.121)	$(0.146)	$(0.267)	$—	$11.22	0.93%	$129	1.65%	1.75%	1.79%	20%
2012		11.23	0.265	0.401	0.666	(0.279)	(0.237)	(0.516)	—	11.38	6.13	218	1.67	1.75	2.37	44
2011		11.16	0.308	0.174	0.482	(0.317)	(0.095)	(0.412)	—	11.23	4.44	326	1.72	1.76	2.77	58
2010		10.56	0.357	0.615	0.972	(0.372)	—	(0.372)	—	11.16	9.36	1,345	1.71	1.75	3.29	32
2009		10.26	0.369	0.311	0.680	(0.380)	—	(0.380)	—	10.56	6.87	2,789	1.70	1.74	3.64	41
2008		10.22	0.406	0.046	0.452	(0.412)	—	(0.412)	—	10.26	4.43	4,273	1.69	1.73	3.89	28
Class C Shares
2013	*	$11.36	$0.117	$0.006	$0.123	$(0.137)	$(0.146)	$(0.283)	$—	$11.20	1.08%	$18,527	1.40%	1.50%	2.04%	20%
2012		11.22	0.292	0.397	0.689	(0.312)	(0.237)	(0.549)	—	11.36	6.36	15,638	1.42	1.50	2.62	44
2011		11.15	0.334	0.183	0.517	(0.352)	(0.095)	(0.447)	—	11.22	4.77	7,774	1.47	1.51	3.02	58
2010		10.56	0.384	0.609	0.993	(0.403)	—	(0.403)	—	11.15	9.58	4,164	1.46	1.50	3.54	32
2009		10.25	0.396	0.325	0.721	(0.411)	—	(0.411)	—	10.56	7.29	1,309	1.45	1.49	3.89	41
2008		10.20	0.430	0.060	0.490	(0.440)	—	(0.440)	—	10.25	4.82	194	1.45	1.49	4.14	28

California Intermediate Tax-Free Bond Fund
Fiduciary Shares
2013	*	$10.60	$0.127	$0.001	$0.128	$(0.128)	$—	$(0.128)	$—	$10.60	1.21%	$139,143	0.54%	1.01%	2.38%	8%
2012		10.19	0.266	0.412	0.678	(0.268)	—	(0.268)	—	10.60	6.73	133,143	0.54	1.02	2.55	34
2011		10.23	0.282	(0.044)	0.238	(0.278)	—	(0.278)	—	10.19	2.38	123,644	0.54	1.02	2.79	32
2010		10.03	0.327	0.216	0.543	(0.326)	(0.017)	(0.343)	—	10.23	5.49	112,407	0.53	1.02	3.22	17
2009		9.83	0.344	0.216	0.560	(0.342)	(0.018)	(0.360)	—	10.03	5.80	96,420	0.52	1.03	3.47	12
2008		9.72	0.348	0.129	0.477	(0.354)	(0.013)	(0.367)	—	9.83	4.96	90,173	0.51	1.01	3.54	14
Class A Shares
2013	*	$10.54	$0.113	$0.002	$0.115	$(0.115)	$—	$(0.115)	$—	$10.54	1.09%	$96,787	0.79%	1.26%	2.13%	8%
2012		10.14	0.238	0.405	0.643	(0.243)	—	(0.243)	—	10.54	6.40	92,570	0.79	1.27	2.30	34
2011		10.18	0.256	(0.044)	0.212	(0.252)	—	(0.252)	—	10.14	2.13	78,038	0.79	1.27	2.54	32
2010		9.98	0.300	0.218	0.518	(0.301)	(0.017)	(0.318)	—	10.18	5.26	76,111	0.78	1.27	2.97	17
2009		9.78	0.318	0.217	0.535	(0.317)	(0.018)	(0.335)	—	9.98	5.57	48,833	0.77	1.28	3.22	12
2008		9.68	0.323	0.120	0.443	(0.330)	(0.013)	(0.343)	—	9.78	4.62	28,430	0.75	1.25	3.30	14
Class C Shares
2013	*	$10.50	$0.089	$0.012	$0.101	$(0.091)	$—	$(0.091)	$—	$10.51	0.97%	$41,333	1.24%	1.51%	1.68%	8%
2012		10.10	0.190	0.407	0.597	(0.197)	—	(0.197)	—	10.50	5.96	35,519	1.24	1.52	1.85	34
2011		10.15	0.209	(0.051)	0.158	(0.208)	—	(0.208)	—	10.10	1.59	22,806	1.24	1.52	2.09	32
2010		9.95	0.253	0.221	0.474	(0.257)	(0.017)	(0.274)	—	10.15	4.82	14,860	1.23	1.52	2.52	17
2009		9.76	0.272	0.211	0.483	(0.275)	(0.018)	(0.293)	—	9.95	5.03	4,938	1.22	1.53	2.77	12
2008		9.66	0.275	0.125	0.400	(0.287)	(0.013)	(0.300)	—	9.76	4.18	1,287	1.22	1.52	2.83	14

The accompanying notes are an integral part of the financial statements.

144 HighMark® Funds

			Investment Activities			Dividends and Distributions									Ratio of Expenses to Average	Ratio of
		Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees		Net Asset Value, End of Period	Total Return****	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets	Net Assets Excluding Fee Waivers and Reduction of Expenses	Net Investment Income to Average Net Assets	Portfolio Turnover Rate

National Intermediate Tax-Free Bond Fund
Fiduciary Shares
2013	*	$11.78	$0.156	$(0.026)	$0.130	$(0.159)	$(0.041)	$(0.200)	$		$11.71	1.11%	$73,091	0.52%	1.08%	2.64%	11%
2012		11.43	0.315	0.348	0.663	(0.313)	—	(0.313)		—	11.78	5.87	73,230	0.52	1.08	2.71	20
2011		11.48	0.319	(0.046)	0.273	(0.321)	(0.002)	(0.323)		—	11.43	2.43	79,902	0.52	1.08	2.81	22
2010		11.20	0.339	0.279	0.618	(0.338)	—	(0.338)		—	11.48	5.60	81,121	0.51	1.07	2.99	14
2009		10.95	0.371	0.259	0.630	(0.371)	(0.009)	(0.380)		—	11.20	5.85	75,000	0.44	1.08	3.35	35
2008		10.84	0.420	0.122	0.542	(0.426)	(0.006)	(0.432)		—	10.95	5.06	62,883	0.29	1.05	3.82	19
Class A Shares
2013	*	$11.78	$0.141	$(0.036)	$0.105	$(0.144)	$(0.041)	$(0.185)	$		$11.70	0.90%	$19,205	0.77%	1.33%	2.39%	11%
2012		11.42	0.286	0.358	0.644	(0.284)	—	(0.284)		—	11.78	5.70	18,950	0.77	1.33	2.46	20
2011		11.48	0.291	(0.057)	0.234	(0.292)	(0.002)	(0.294)		—	11.42	2.08	23,674	0.77	1.33	2.56	22
2010		11.20	0.311	0.278	0.589	(0.309)	—	(0.309)		—	11.48	5.33	22,335	0.76	1.32	2.74	14
2009		10.95	0.343	0.260	0.603	(0.344)	(0.009)	(0.353)		—	11.20	5.60	19,285	0.69	1.33	3.10	35
2008		10.83	0.391	0.135	0.526	(0.400)	(0.006)	(0.406)		—	10.95	4.91	7,108	0.54	1.30	3.57	19
Class C Shares
2013	*	$11.79	$0.115	$(0.027)	$0.088	$(0.117)	$(0.041)	$(0.158)	$		$11.72	0.75%	$8,485	1.22%	1.58%	1.94%	11%
2012		11.43	0.233	0.359	0.592	(0.232)	—	(0.232)		—	11.79	5.22	7,978	1.22	1.58	2.01	20
2011		11.49	0.239	(0.056)	0.183	(0.241)	(0.002)	(0.243)		—	11.43	1.71	4,161	1.22	1.58	2.11	22
2010	(1)	11.40	0.170	0.203	0.373	(0.283)	—	(0.283)		—	11.49	2.25	2,363	1.21 **	1.57 **	2.29 **	14
2008	(2)	11.05	0.058	0.070	0.128	(0.058)	—	(0.058)		—	11.12	1.16	—	0.97 **	1.43 **	3.01 **	19 ***
2007		11.12	0.360	(0.045)	0.315	(0.346)	(0.039)	(0.385)		—	11.05	2.86	6	0.97	1.55	3.22	4
2006		11.44	0.368	(0.230)	0.138	(0.368)	(0.090)	(0.458)		—	11.12	1.24	25	1.00	1.51	3.27	7
2005		11.54	0.381	(0.018)	0.363	(0.375)	(0.088)	(0.463)		—	11.44	3.15	50	1.03	1.59	3.30	14

Short Term Bond Fund
Fiduciary Shares
2013	*	$10.13	$0.064	$0.004	$0.068	$(0.088)	$—	$(0.088)		$—	$10.11	0.67%	$113,132	0.58%	0.95%	1.26%	26%
2012		10.10	0.199	0.055	0.254	(0.224)	—	(0.224)		—	10.13	2.55	102,449	0.61	0.97	1.98	45
2011		10.12	0.219	0.006	0.225	(0.245)	—	(0.245)		—	10.10	2.35	87,476	0.67	0.98	2.17	48
2010		10.00	0.269	0.140	0.409	(0.289)	—	(0.289)		—	10.12	4.04	71,122	0.66	0.99	2.67	27
2009		9.89	0.392	0.111	0.503	(0.393)	—	(0.393)		—	10.00	5.24	51,471	0.66	1.07	3.99	54
2008		9.82	0.430	0.074	0.504	(0.434)	—	(0.434)		—	9.89	5.21	52,958	0.65	0.97	4.33	43
Class A Shares
2013	*	$10.11	$0.050	$0.014	$0.064	$(0.074)	$—	$(0.074)		$—	$10.10	0.64%	$34,630	0.85%	1.20%	0.99%	26%
2012		10.09	0.172	0.044	0.216	(0.196)	—	(0.196)		—	10.11	2.18	31,888	0.88	1.22	1.71	45
2011		10.10	0.191	0.016	0.207	(0.217)	—	(0.217)		—	10.09	2.07	24,353	0.95	1.23	1.89	48
2010		9.98	0.240	0.141	0.381	(0.261)	—	(0.261)		—	10.10	3.86	22,581	0.94	1.24	2.39	27
2009		9.88	0.364	0.104	0.468	(0.368)	—	(0.368)		—	9.98	4.88	9,403	0.93	1.32	3.72	54
2008		9.81	0.401	0.076	0.477	(0.407)	—	(0.407)		—	9.88	4.93	271	0.93	1.23	4.05	43
Class C Shares
2013	*	$10.24	$0.028	$0.003	$0.031	$(0.051)	$—	$(0.051)		$—	$10.22	0.30%	$27,493	1.30%	1.45%	0.54%	26%
2012		10.21	0.128	0.052	0.180	(0.150)	—	(0.150)		—	10.24	1.79	24,569	1.33	1.47	1.26	45
2011		10.22	0.147	0.014	0.161	(0.171)	—	(0.171)		—	10.21	1.59	20,876	1.40	1.48	1.44	48
2010		10.10	0.197	0.140	0.337	(0.217)	—	(0.217)		—	10.22	3.37	17,565	1.39	1.49	1.94	27
2009		9.99	0.323	0.112	0.435	(0.325)	—	(0.325)		—	10.10	4.47	3,109	1.38	1.57	3.27	54
2008		9.91	0.362	0.073	0.435	(0.355)	—	(0.355)		—	9.99	4.44	362	1.37	1.47	3.61	43

Amounts designated as “—” are either $0 or have been rounded to $0. For Net Assets at End of Period, “—” is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Annualized.
***	Portfolio turnover rate based on one year data.
****	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has been annualized.
†	Per share amounts calculated using average shares method.
(1)	Class C Shares resumed operations on December 4, 2009, with a beginning Net Asset Value per share of $11.40.
(2)
The information presented is for the period from August 1, 2007 through September 27, 2007. Class C Shares closed on September 27, 2007. The ending net asset value reflects the price which final redemptions were paid.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 145

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited) and the Years or Periods
Ended July 31, (unless otherwise indicated)

			Investment Activities				Dividends and Distributions									Ratio of Expenses to Average Net Assets
		Net Asset Value, Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Capital Gains	Total from Dividends and Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return***	Net Assets, End of Period(000)	Ratio of Expenses to Average Net Assets		Excluding Fee Waivers and Reduction of Expenses		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

Wisconsin Tax-Exempt Fund
Fiduciary Shares
2013	*	$10.88	$0.165		$(0.078)	$0.087	$(0.167)	$—	$(0.167)	$—	$10.80	0.81%	$1,458	0.65%		1.04%		3.03%		7%
2012		10.37	0.360		0.515	0.875	(0.365)	—	(0.365)	—	10.88	8.57	705	0.65		1.06		3.42		13
2011	(1)	10.52	0.384		(0.127)	0.257	(0.395)	(0.012)	(0.407)	—	10.37	2.45	282	0.65	**	1.06	**	3.78	**	10
Class A Shares
2013	*	$10.88	$0.152		$(0.079)	$0.073	$(0.153)	$—	$(0.153)	$—	$10.80	0.68%	$146,418	0.90%		1.29%		2.78%		7%
2012		10.37	0.338		0.511	0.849	(0.339)	—	(0.339)	—	10.88	8.30	146,649	0.90		1.31		3.17		13
2011		10.52	0.365		(0.134)	0.231	(0.369)	(0.012)	(0.381)	—	10.37	2.28	130,165	0.90		1.31		3.53		10
2010		10.10	0.359		0.422	0.781	(0.361)	—	(0.361)	—	10.52	7.95	146,665	0.90		1.29		3.45		13
2009	(2)	9.61	0.267		0.481	0.748	(0.258)	—	(0.258)	—	10.10	7.76	140,399	1.03	**	1.28	**	3.61	**	9
2008	(3)	10.35	0.37	^	(0.74)	(0.37)	(0.37)	—	(0.37)	—	9.61	(3.72)	143,533	0.95		1.06		3.59		9
2007	(3)	10.49	0.37	^	(0.14)	0.23	(0.37)	—	(0.37)	—	10.35	2.24	157,899	0.99		1.04		3.56		9
Class B Shares
2013	*	$10.88	$0.114		$(0.090)	$0.024	$(0.114)	$—	$(0.114)	$—	$10.79	0.23%	$937	1.60%		1.79%		2.08%		7%
2012		10.36	0.264		0.517	0.781	(0.261)	—	(0.261)	—	10.88	7.62	1,060	1.60		1.81		2.47		13
2011		10.51	0.293		(0.135)	0.158	(0.296)	(0.012)	(0.308)	—	10.36	1.66	2,100	1.60		1.81		2.83		10
2010		10.09	0.285		0.423	0.708	(0.288)	—	(0.288)	—	10.51	7.10	2,898	1.60		1.79		2.75		13
2009	(2)	9.60	0.212		0.482	0.694	(0.204)	—	(0.204)	—	10.09	7.18	3,142	1.77	**	1.98	**	2.87	**	9
2008	(3)	10.34	0.29	^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.43)	3,319	1.70		1.81		2.84		9
2007	(3)	10.48	0.29	^	(0.14)	0.15	(0.29)	—	(0.29)	—	10.34	1.51	3,562	1.74		1.79		2.81		9
Class C Shares
2013	*	$10.87	$0.127		$(0.078)	$0.049	$(0.129)	$—	$(0.129)	$—	$10.79	0.45%	$20,582	1.35%		1.54%		2.33%		7%
2012		10.36	0.288		0.513	0.801	(0.291)	—	(0.291)	—	10.87	7.82	17,595	1.35		1.56		2.71		13
2011		10.51	0.318		(0.133)	0.185	(0.323)	(0.012)	(0.335)	—	10.36	1.93	10,831	1.35		1.56		3.08		10
2010		10.09	0.311		0.424	0.735	(0.315)	—	(0.315)	—	10.51	7.37	10,157	1.35		1.54		3.00		13
2009	(2)	9.60	0.216		0.481	0.697	(0.207)	—	(0.207)	—	10.09	7.22	6,406	1.72	**	1.93	**	2.92	**	9
2008	(3)	10.34	0.29	^	(0.74)	(0.45)	(0.29)	—	(0.29)	—	9.60	(4.33)	6,009	1.70		1.81		2.84		9
2007	(3)	10.48	0.30	^	(0.15)	0.15	(0.29)	—	(0.29)	—	10.34	1.51	6,640	1.74		1.79		2.81		9

Amounts designated as “—” are either $0 or have been rounded to $0.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Annualized.
***	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
^	Per share amounts calculated using SEC method.
(1)	Commenced operations on August 3, 2010.
(2)
For the nine month period ended July 31, 2009. On June 8, 2009, HighMark Funds acquired the assets and assumed the identified liabilities of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the “North Track Funds”). The fiscal year end of the North Track Funds, the predecessor funds to HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, was October 31. The fiscal year end of the successor HighMark Funds is July 31.

(3)	For the year ended October 31.

The accompanying notes are an integral part of the financial statements.

146 HighMark® Funds

notes to financial statements
January 31, 2013 (unaudited)

1. organization

HighMark® Funds (“HighMark” or the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company with twenty-six separate funds. All the series of Highmark Funds included in the Trust, except for Wisconsin Tax-Exempt Fund, are diversified investment companies. The following funds of the Trust are included in these financial statements: Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund, Value Fund (collectively, the “Equity Funds”), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the “Fixed-Income Funds”), Tactical Capital Growth Allocation Fund and Tactical Growth & Income Allocation Fund (collectively, the “Asset Allocation Funds”). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the “Funds” and each is a “Fund.” Pursuant to HighMark’s multiple class plan, the Funds offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the “Retail Shares”), Fiduciary Shares, Class U Shares and Class M Shares. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

Effective March 26, 2012, Class B Shares of Large Cap Core Equity Fund and California Intermediate Tax-Free Bond Fund were terminated, and any outstanding Class B Shares of such Funds were converted into Class A Shares of such Funds as of such date.

2. significant accounting policies

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements —
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund’s daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in under-lying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds’ Fair Value Procedures established by HighMark’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the

HighMark® Funds 147

notes to financial statements (continued)
January 31, 2013 (unaudited)

security’s primary pricing source is not able or willing to pro-vide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reason-ably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The clos-ing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the “Adviser” or the “Administrator”), a wholly owned subsidiary of Union Bank, N.A. (the “Bank”) (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of secu-rities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for for-eign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval”, which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a spe-cific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Fair Value Measurements — The inputs and valuations tech-niques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

● Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●  Level 3   -   significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of con-temporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of Level 1, 2 and 3 are based on values at the end of period. For the six months ended January 31, 2013, there were no Level 3 transfers.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest-ments may differ significantly from the values that would have been used had a ready market existed for such invest-ments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be sub-ject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers stat-istically relevant trading patterns, may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The International Opportunities Fund and the Value Fund held securities valued at $106,387,889 and $6,031,652, respectively, as of July 31, 2012 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six months ended January 31, 2013. The common stocks transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of July 31, 2012 that are now valued based on quoted prices as of January 31, 2013. The value of secu-rities held by the International Opportunities Fund and the Value Fund that was transferred to Level 2 as of January 31, 2013 is $135,546,768 and $5,458,966, respectively.

148 HighMark® Funds

A summary of the levels for each of the Fund’s investments as of January 31, 2013 is included with each Fund’s schedule of investments.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I)  market value of investment securities, assets and liabilities are translated to U.S. dollars at the current rate of exchange; and

(II)  purchases and sales of investment securities, income and expenses are translated to U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Forward Foreign Currency Contracts — The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific trans-actions, Fund positions or anticipated Fund positions. All commitments are “marked-to-market” daily using the appli-cable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recog-nized as ordinary income or loss for federal income tax pur-poses. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the six months ended January 31, 2013, the average number of for-eign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 2. The unrealized appreciation and depreciation on foreign currency contracts at January 31, 2013, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on for-eign currency contracts for the six months ended January 31, 2013, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining real-ized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign invest-ments, as soon as the Fund is made aware of it.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or lim-ited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obliga-tions except when the Funds enter into repurchase agreements in connection with the reinvestment of security lending collateral, in which case, corporate obligations may also be used as collateral for repurchase agreement investments.

Options Transactions — In the normal course of pursuing their investment objectives, certain Funds are subject to price vola-tility risk. In order to produce incremental earnings and pro-tect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a cov-ered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds’ prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a writ-ten call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security’s market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security’s market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

HighMark® Funds 149

notes to financial statements (continued)
January 31, 2013 (unaudited)

		Asset Derivative Investments Value
There were no written options during the six months ended January 31, 2013.		Equity Contracts	Foreign Currency Contracts
Futures Contracts — The International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tac-tical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the six months ended January 31, 2013. The Funds’ investments in futures contracts are designed to enable the	International Opportunities Fund	$56,541	$358,855
	Large Cap Core Equity Fund	110,877	—
	Small Cap Core Fund	114,760	—
Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Varia-tion margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the con-tract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the clos-ing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

As of January 31, 2013, the International Opportunities Fund, the Large Cap Core Equity Fund and the Small Cap Core Fund were the only Funds to have open futures contracts. During the six months ended January 31, 2013, the average number of futures contracts outstanding, based on a quarterly aver-age, was 45, 30, 25, 2 and 3 for the International Oppor-tunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively. The unrealized appreciation and depreciation on futures con-tracts at January 31, 2013, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the six months ended January 31, 2013, are pre-sented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

Derivatives — The following is a table summarizing the fair value of derivatives held at January 31, 2013 by primary risk exposure:

Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations. The Funds may maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of secu-rities on a “when-issued” basis may increase the risk of fluctuations in a Fund’s net asset value.

Discounts and Premiums — Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

Classes — Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Asset Allocation Funds — In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest (“underlying funds”). Capital gain distributions from the underlying funds are booked as realized gains.

Dividends and Distributions to Shareholders — Each of the Equity Funds may declare and pay dividends from net invest-ment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

Deferred Compensation Plan — Under the deferred compensa-tion plan approved by the Board, members of the Board (the “Trustees”) who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approx-imate return as though equivalent dollar amounts had been

150 HighMark® Funds

invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

Redemption and Exchange Fees — The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.
			Balanced	0.60%
			Cognitive Value	0.75% on the first $500 million 0.70% on assets over $500 million
			Enhanced Growth	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on assets over $1 billion
			Equity Income	0.55% on the first $100 million 0.50% on the next $400 million 0.45% on assets over $500 million
			Geneva Mid Cap Growth	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million
			Geneva Small Cap Growth	1.00% on the first $250 million 0.95% on the next $250 million 0.90% on assets over $500 million
			International Opportunities	0.75% on the first $1 billion 0.70% on assets over $1 billion
			Large Cap Core Equity	0.60%
			Large Cap Growth	0.60%
Current, effective October 16, 2006			NYSE Arca Tech 100 Index	0.50% on the first $50 million 0.30% on the next $200 million
	Fiduciary Class			0.25% on the next $250 million
				0.20% on assets over $500 million
Cognitive Value	2% redemption and	30 days or less	Small Cap Core	0.95%
	exchange fees	after purchase	Value	0.60%
Geneva Small Cap Growth	2% redemption and	30 days or less	Tactical Capital Growth Allocation	0.18%
	exchange fees	after purchase	Tactical Growth & Income Allocation	0.18%
International Opportunities	2% redemption and	30 days or less	Bond	0.50%
	exchange fees	after purchase	California Intermediate Tax-Free Bond	0.50%
Small Cap Core	2% redemption and	30 days or less	National Intermediate Tax-Free Bond	0.50%
	exchange fees	after purchase	Short Term Bond	0.40%
	Class A		Wisconsin Tax-Exempt	0.50% on the first $250 million
				0.40% on assets over $250 million
Cognitive Value	2% redemption and	30 days or less
	exchange fees	after purchase
Geneva Small Cap Growth	2% redemption and	30 days or less
The Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by a Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) through November 30, 2013 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

	exchange fees	after purchase
International Opportunities	2% redemption and	30 days or less
	exchange fees	after purchase
Small Cap Core	2% redemption and	30 days or less
	exchange fees	after purchase
	Class M

Cognitive Value	2% redemption and	30 days or less
	exchange fees	after purchase
International Opportunities	2% redemption and	30 days or less
	exchange fees	after purchase
	Fiduciary	Class A	Class B	Class C	Class U	Class M
	Shares	Shares	Shares	Shares	Shares	Shares
For the six months ended January 31, 2013, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund and the Small Cap Core Fund received redemption fees of $3, $1,153, $46 and $192, respectively. A Fund’s redemption fees are allocated to all classes in that Fund based on relative net assets.

3. agreements and transactions with affiliates

HighMark and the Adviser are parties to an Investment Advi-sory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:
Balanced	0.99%	1.24%	1.84%	1.84%	n/a	n/a
Cognitive Value	1.22	1.47	n/a	2.07	n/a	1.07%
Enhanced Growth	1.20	1.45	n/a	2.05	n/a	1.05
Equity Income	0.90	1.15	1.75	1.75	n/a	n/a
Geneva Mid Cap Growth	1.13	1.38	1.98	1.98	n/a	n/a
Geneva Small Cap Growth	1.37	1.62	n/a	2.22	n/a	n/a
International Opportunities	1.27	1.42	n/a	2.12	n/a	1.12
Large Cap Core Equity	0.97	1.22	n/a	1.82	n/a	n/a
Large Cap Growth	1.02	1.27	1.87	1.87	n/a	n/a
NYSE Arca Tech 100 Index	0.83	1.08	1.68	1.68	n/a	n/a
Small Cap Core	1.37	1.62	n/a	2.22	n/a	n/a
Value	1.00	1.25	1.85	1.85	0.87%	n/a
Tactical Capital Growth
Allocation	0.33	0.58	n/a	1.28	n/a	n/a
Tactical Growth & Income
Allocation	0.33	0.58	n/a	1.28	n/a	n/a
Bond	0.72	0.97	1.65	1.40	n/a	n/a
California Intermediate
Tax-Free Bond	0.54	0.79	n/a	1.24	n/a	n/a
National Intermediate
Tax-Free Bond	0.52	0.77	n/a	1.22	n/a	n/a
Short Term Bond .	0.60	0.85	n/a	1.30	n/a	n/a
Wisconsin Tax-Exempt	0.65	0.90	1.60	1.35	n/a	n/a
n/a — not applicable

HighMark® Fund 151

notes to financial statements (continued)
January 31, 2013 (unaudited)

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund’s future total return. For the six-months ended January 31, 2013, the Geneva Mid Cap Growth Fund reimbursed $104,557 to the Adviser for fees or expenses waived in prior years.

The total amount of fees waived and/or assumed by the Adviser during the six-months ended January 31, and is therefore cur-rently eligible for recoupment provided that the total recoupment does not exceed the Funds’ respective limitation, is as follows:
assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Effec-tive December 1, 2011, Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $1 billion and 0.350% of the daily net assets over $1 billion of the International Opportunities Fund. Prior to December 1, 2011, Bailard was entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the Interna-tional Opportunities Fund. Bailards fee is paid from the Advisers fee. Previously, Bailard had an investment sub-advisory agreement, with the same pre-December 1, 2011 compensation structure disclosed above, with the Adviser from April 3, 2006 to May 31, 2011.
	Expiring	Expiring	Expiring	Expiring
2013	2014	2015	2016	Effective October 8, 2010, the Adviser and Ziegler Lotsoff Capi-tal Management, LLC (Ziegler) entered into a new investment sub-advisory agreement relating to the Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supple-mental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of High-Mark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Zieglers fee is paid from the Advisers fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation struc-ture disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

					Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial inter-mediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relation-ships with shareholders of such Fund (including the perform-ance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser
Balanced	$73,760	$115,433	$129,687	$63,246
Cognitive Value	—	9,308	26,676	9,033
Enhanced Growth	3,996	28,031	37,836	17,274
Equity Income	73,275	126,695	135,128	67,103
Geneva Mid Cap
Growth	17,777	210,531	200,637	—
Geneva Small Cap
Growth	47,565	89,482	105,288	52,107
Large Cap Core
Equity	48,012	79,695	126,910	55,823
Large Cap Growth	66,315	104,813	111,298	50,545
NYSE Arca Tech 100
Index	68,245	185,874	173,232	72,933
Small Cap Core	48,889	78,535	129,221	47,462
Value	6,388	27,483	76,910	38,195
Tactical Capital
Growth
Allocation	113,246	178,836	193,598	93,581
Tactical Growth &
Income
Allocation	99,056	168,054	205,035	96,172
Bond	53,629	133,816	311,037	200,999
California
Intermediate
Tax-Free Bond	334,529	628,741	682,900	367,642
National
Intermediate
Tax-Free Bond	239,461	391,114	378,140	180,939
Short Term Bond	57,114	105,854	194,093	126,258
Wisconsin
Tax-Exempt	200,279	322,056	317,011	164,871

A Fund’s total actual annual operating expense ratio may be less than the amount shown for such Fund above due to addi-tional waivers/reimbursements described below.

Effective June 1, 2011, the Adviser and Bailard, Inc. (“Bailard”) are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net

152 HighMark® Fund

with respect to such month pursuant to any license agreement relating to the Fund’s use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. (“Licensing Agreement”) or any successor thereto owns or to which it has rights. Ziegler’s fee is paid from the Adviser’s fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler’s fee is paid from the Adviser’s fee. Pre-viously, Ziegler had an interim investment sub-advisory agree-ment, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

The Adviser and Geneva Capital Management Ltd. (“Geneva”) entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial inter-mediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva’s fee is paid from the Adviser’s fee.

The Administrator and HighMark are parties to an admin-istrative services agreement (the “Administrative Services

Agreement”) under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the “Sub-Administrator”) performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 bil-lion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six months ended January 31, 2013, the Sub-Administrator earned sub-administration fees in the amount of $432,753.

Certain officers of HighMark are also officers of the Adviser, the Adviser’s parent and the Sub-Administrator. Such officers, except for the Funds’ Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not “interested persons” of HighMark (“Independent Trustees”) receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (formerly known as High-Mark Funds Distributors, Inc.) (the “Distributor”), a wholly owned subsidiary of Foreside Funds Distributors LLC (formerly known as BNY Mellon Distributors LLC), and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the “Plans”) with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compen-sation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund’s Class A Shares, 0.75% of the daily net assets attributable to each Fund’s Class B Shares and 1.00% of the daily net assets attributable to each Fund’s Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wis-consin Tax-Exempt Fund), which may be used by the Distrib-utor to provide compensation for sales support and distribution activities.

HighMark® Fund 153

notes to financial statements (continued)
January 31, 2013 (unaudited)

HighMark has also adopted shareholder service plans/ agreements permitting payment of compensation to service providers, which may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2013. For the six months ended January 31, 2013, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,959,939, which is included in the share-holder servicing fees and the related waivers on the state-ments of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund’s daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. investment transactions

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, exclud-ing short-term investments and U.S. government securities, for the six months ended January 31, 2013 are as follows:

A sales charge is imposed on purchases of Class A Shares at the following rates:			Investment Securities
			Purchases	Sales

		Balanced	$3,123,552	$4,525,562
		Cognitive Value	87,726,933	91,427,804
	Class A	Enhanced Growth	11,864,171	14,262,153
	Shares*	Equity Income	6,227,894	5,771,162
Balanced	5.50%	Geneva Mid Cap Growth	292,385,413	94,850,172
Cognitive Value	5.5	Geneva Small Cap Growth	27,074,899	7,153,124
Enhanced Growth	5.5	International Opportunities	93,398,880	94,399,552
Equity Income	5.5	Large Cap Core Equity	18,691,438	19,447,890
Geneva Mid Cap Growth	5.5	Large Cap Growth	13,169,750	13,601,993
Geneva Small Cap Growth	5.5	NYSE Arca Tech 100 Index	19,561,823	21,218,968
International Opportunities	5.5	Small Cap Core	30,718,468	22,265,241
Large Cap Core Equity	5.5	Value	53,644,098	76,299,849
Large Cap Growth	5.5	Tactical Capital Growth Allocation	6,622,075	12,808,638
NYSE Arca Tech 100 Index	5.5	Tactical Growth & Income Allocation	9,552,855	12,718,623
Small Cap Core	5.5	Bond	78,724,775	48,017,217
Value	5.5	California Intermediate Tax-Free Bond	34,794,181	20,533,578
Tactical Capital Growth Allocation	5.5	National Intermediate Tax-Free Bond	12,331,542	11,120,742
Tactical Growth & Income Allocation	5.5	Short Term Bond	54,944,737	42,574,483
Bond	2.25	Wisconsin Tax-Exempt	17,074,252	10,989,250
California Intermediate Tax-Free Bond	2.25
National Intermediate Tax-Free Bond	2.25
Short Term Bond	2.25
Wisconsin Tax-Exempt	2.25
		The purchases and sales (including maturities) of U.S. govern-ment securities by the Equity Funds and Fixed-Income Funds for the fiscal year ended January 31, 2013 are as follows:
*  Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge (“CDSC”) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

			Investment Securities
Years Since	Contingent Deferred		Purchases	Sales
Purchase Made	Sales Charge	Balanced	$281,646	$187,965
First	5%	Bond	8,394,334	26,429,289
Second	4%	Short Term Bond	7,575,234	1,066,109
Third	3%
Fourth	3%

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act. A summary of the investment and income activity in each

Fifth	2%
Sixth	1%
Seventh and Eighth	None

154 HighMark® Fund

affiliated registered investment company’s Fiduciary Shares for each Asset Allocation Fund is as follows:
Tactical Capital Growth Allocation
Affiliated Registered Investment Company	Subscriptions	Redemptions	Net Realized Gains (Losses) (1)	Income from Affiliated Investments
The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed real-ized gains, undistributed net investment income or accumu-lated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2012 and July 31, 2011 were as follows:

Cognitive Value	$57,059	$557,744	$46,938	$11,955
Enhanced Growth	105,894	585,296	(97)	—
Equity Income	985	272,693	26,858	985
Geneva Mid Cap
Growth	57,819	1,460,403	160,487	—
Geneva Small Cap
Growth	132,916	568,260	90,811	—
International
Opportunities	380,255	1,891,818	46,864	78,176
Large Cap Core
Equity	1,112,766	1,418,157	447,498	31,887
Large Cap Growth	732,282	185,358	52,180	11,932
NYSE Arca Tech
100 Index	659,873	272,671	62,487	3,802
Small Cap Core	801,984	736,053	519,621	2,223		Tax-Exempt	Ordinary	Long-Term Capital	Return of
Value	1,374,118	1,454,952	723,576	69,005		Income	Income (1)	Gain	Capital	Total
Bond	472	—	214	258	Balanced
Short Term Bond	446,630	352,151	1,250	28,573	2012	$—	$288,042	$—	$—	$288,042
	$5,863,053	$9,755,556	$2,178,687	$238,796	2011	—	393,280	—	—	393,280
					Cognitive Value
Tactical Growth & Income Allocation					2012	—	816,440	—	—	816,440
			Net Realized	Income from	2011	—	1,222,687	—	—	1,222,687
Affiliated Registered			Gains	Affiliated
Investment Company	Subscriptions	Redemptions	(Losses) (1)	Investments	Equity Income
Cognitive Value	$118,920	$556,132	$89,790	$13,271	2012	—	532,506	—	—	532,506
Enhanced Growth	130,712	592,649	(113)	—	2011	—	490,028	—	—	490,028
Equity Income	1,032	286,843	28,256	1,032	Geneva Mid
Geneva Mid Cap					Cap Growth
Growth	102,049	1,485,207	140,173	—	2012	—	—	10,293,782	—	10,293,782
Geneva Small Cap					2011	—	—	366,455	—	366,455
Growth	171,320	546,729	132,298	—	Geneva Small
International					Cap Growth
Opportunities	585,524	2,138,291	(129,244)	86,767	2012	—	—	920,040	—	920,040
Large Cap Core					2011	—	228,722	268,310	—	497,032
Equity	1,178,544	1,165,565	413,760	49,891	International
Large Cap Growth	810,977	151,948	52,557	13,825	Opportunities
NYSE Arca Tech					2012	—	6,178,695	—	—	6,178,695
100 Index	746,786	257,786	64,458	4,006	2011	—	4,902,880	—	—	4,902,880
Small Cap Core	1,317,024	1,018,578	353,676	2,424	Large Cap Core
Value	1,419,781	1,243,634	624,159	48,528	Equity
Bond	711,345	254,129	68,569	69,335	2012	—	641,038	—	—	641,038
Short Term Bond . .	1,223,171	444,957	2,750	75,283	2011	—	694,987	—	—	694,987
					Large Cap
	$8,517,185	$10,142,448	$1,841,089	$364,362	Growth
					2012	—	88,008	—	—	88,008
(1) Net realized gain or loss includes distributions from capital gains, if any. Amounts designated as “—” are either $0 or have been rounded to $0.					2011	—	962,853	—	—	962,853
					Value
5. federal income taxes It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes and dis-tribute all of its taxable income and net capital gains. Accord-ingly, no provision for federal income taxes is required. The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2009 through July 31, 2012) and have concluded that no provision for income tax is required in their financial statements.					2012	—	4,321,830	12,340,098		16,661,928
					2011	—	6,256,107	71,499	—	6,327,606
					Tactical Capital
					Growth
					Allocation
					2012	—	298,205	—	—	298,205
					2011	—	207,318	—	—	207,318
					Tactical Growth
					& Income
					Allocation
					2012	—	591,650	—	—	591,650
					2011	—	445,253	—	—	445,253
					Bond
					2012	—	14,745,977	5,753,965	—	20,499,942
					2011	—	13,824,027	3,048,333	—	16,872,360

HighMark® Fund 155

notes to financial statements (continued)
January 31, 2013 (unaudited)

	Tax-Exempt Income	Ordinary Income (1)	Long-Term Capital Gain	Return of Capital	Total		Tax-Exempt Income	Ordinary Income (1)	Long-Term Capital Gain	Return of Capital	Total
California						Short Term Bond
Intermediate Tax-						2012	$—	$2,929,477	$—	$—	$2,929,477
Free Bond						2011	—	2,936,807	—	—	2,936,807
2012	$5,881,176	$5,110	$—	$—	$5,886,286	Wisconsin Tax-
2011	5,722,725	—	—	—	5,722,725	Exempt
National						2012	4,790,401	6,242	—	—	4,796,643
Intermediate						2011	5,355,376	8,551	181,311	—	5,545,238
Tax-Free Bond
2012	2,743,629	—	—	—	2,743,629	(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.
2011	2,986,280	—	14,144	—	3,000,424	Amounts designated as “—” are $0.

As of July 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

								Total
								Distributable
	Undistributed	Undistributed	Undistributed	Capital	Late-	Unrealized	Other	Earnings
	Ordinary	Tax-Exempt	Long-Term	Loss	Year	Appreciation	Temporary	(Accumulated
	Income	Income	Capital Gain	Carryforward	Losses	(Depreciation)	Differences	Losses)

Balanced	$28,750	$—	$236,141	$—	$—	$4,614,943	$—	$4,879,834
Cognitive Value	126,340	—	—	(3,764,904)	—	4,485,769	—	847,205
Enhanced Growth	—	—	—	(11,611,334)	(147,861)	29,076,804	—	17,317,609
Equity Income	61,066	—	—	(8,295,398)	—	3,666,874	—	(4,567,458)
Geveva Mid Cap Growth	—	—	7,203,361	—	(4,906,760)	119,392,742	—	121,689,343
Geneva Small Cap Growth	—	—	1,218,948	—	(345,825)	3,880,558	—	4,753,681
International Opportunities	3,880,641	—	—	(48,066,857)	(7,153,846)	10,360,346	—	(40,979,716)
Large Cap Core Equity	—	—	—	(16,999,414)	—	6,851,425	—	(10,147,989)
Large Cap Growth	244,543	—	—	(9,601,427)	(668,327)	19,655,078	—	9,629,867
NYSE Arca Tech 100 Index	—	—	—	(76,057,967)	(217,447)	40,830,716	—	(35,444,698)
Small Cap Core	18,691	—	—	(33,161,745)	(4,127,622)	7,311,449	—	(29,959,227)
Value	7,058	—	13,817,267	(11,748,662)	—	35,412,865	—	37,488,528
Tactical Capital Growth Allocation	126,176	—	—	(9,466,601)	—	(517,010)	—	(9,857,435)
Tactical Growth & Income Allocation	166,381	—	—	(4,622,503)	—	412,269	—	(4,043,853)
Bond	1,900,416	—	1,818,323	—	—	27,751,523	—	31,470,262
California Intermediate Tax-Free Bond	—	27,437	—	(231,179)	(5,109)	16,565,615	—	16,356,764
National Intermediate Tax-Free Bond	—	23,696	266,608	—	—	7,626,744	—	7,917,048
Short Term Bond	9,172	—	—	(262,667)	(20,227)	2,177,651	—	1,903,929
Wisconsin Tax-Exempt	—	13,463	—	(374,469)	(4,067)	9,758,210	—	9,393,137

Amounts designated as “—” are either not applicable or less than $1.00.

Late-year capital losses represent losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Net capital losses earned in taxable years beginning after December 22, 2010 (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years begin-ning on or00000 before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

									No
	2013	2014	2015	2016	2017		2018	2019	Expiration	Total

Cognitive Value	$—	$—	$—	$—	$—		$2,838,432	$—	$926,472	$3,764,904
Enhanced Growth	—	—	—	—	—		11,611,334	—	—	11,611,334
Equity Income	—	—	—	4,218,899	3,822,036		254,463	—	—	8,295,398
International Opportunities	—	—	—	—	10,968,850		33,710,538	—	3,387,469	48,066,857
Large Cap Core Equity	—	—	—	—	4,766,289	*	12,233,125	—	—	16,999,414

156 HighMark® Fund

										No
	2013	2014	2015	2016		2017		2018	2019	Expiration	Total

Large Cap Growth	$—	$—	$—	$—		$5,211,579		$4,389,848	$—	$—	$9,601,427
NYSE Arca Tech 100 Index	—	6,421,577	38,357,084	14,282,341		16,996,965		—	—	—	76,057,967
Small Cap Core	—	—	—	—		27,581,125	*	5,197,714	—	382,906	33,161,745
Value	—	—	—	937,872	**	9,620,451	*	—	—	1,190,339	11,748,662
Tactical Capital Growth Allocation	—	—	—	—		2,163,713		4,958,426	2,321,302	23,160	9,466,601
Tactical Growth & Income Allocation	—	—	—	—		—		3,967,026	655,477	—	4,622,503
California Intermediate Tax-Free Bond	—	—	—	—		—		—	4,425	226,754	231,179
Short Term Bond	—	—	—	—		—		233,426	—	29,241	262,667
Wisconsin Tax-Exempt	—	—	—	—		—		—	—	374,469	374,469

*
Capital loss carryforward amounts of $77,540, $27,389,574 and $9,620,451 were inherited from the Fundamental Equity Fund, the Small Cap Value Fund and the Large Cap Value Fund, respectively, and may be subject to IRS limitations in a given year.

**	Capital loss carryforward amount was inherited from the North Track Large Cap Equity Fund and may be subject to IRS limitations in a given year.

Amounts designated as “—” are either not applicable or less than $1.00.

During the year ended July 31, 2012, capital loss carryforwards that were utilized and/or expired are as follows:

Balanced	$816,997
Enhanced Growth	3,027,452
Equity Income	690,135
Large Cap Core Equity	2,647,420
Large Cap Growth	5,998,917
NYSE Arca Tech 100 Index	37,726,165
Value	34,123,964
Tactical Capital Growth Allocation	68,615
Tactical Growth & Income Allocation	1,066,445

At January 31, 2013, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

				Net
	Federal			Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

Balanced	$21,165,929	$4,138,283	$(99,805)	$4,038,478
Cognitive Value	78,179,701	13,045,734	(550,894)	12,494,840
Enhanced Growth	51,557,044	33,774,143	(2,163,795)	31,610,348
Equity Income	19,221,334	4,713,774	(88,337)	4,625,437
Geneva Mid Cap Growth	958,433,167	197,650,893	(7,735,063)	189,915,830
Geneva Small Cap Growth	57,321,534	10,584,117	(714,841)	9,869,276
International Opportunities	178,456,726	45,006,253	(2,174,223)	42,832,030
Large Cap Core Equity	59,180,135	12,944,212	(384,246)	12,559,966
Large Cap Growth	58,133,597	17,390,335	(74,882)	17,315,453
NYSE Arca Tech 100 Index	142,730,788	79,527,049	(7,627,162)	71,899,887
Small Cap Core	65,289,182	16,345,289	(1,734,063)	14,611,226
Value Fund	295,393,869	64,671,342	(5,515,774)	59,155,568
Tactical Capital Growth Allocation	41,922,757	4,334,636	—	4,334,636
Tactical Growth & Income Allocation	60,479,748	5,303,383	—	5,303,383
Bond	373,604,223	28,190,901	(3,240,725)	24,950,176
California Intermediate Tax-Free Bond	257,605,912	16,833,831	(117,877)	16,715,954
National Intermediate Tax-Free Bond	92,900,940	7,229,419	(8,714)	7,220,705
Short Term Bond	175,122,023	2,299,275	(515,044)	1,784,231
Wisconsin Tax-Exempt	159,263,873	8,716,265	(196,621)	8,519,644

6. securities lending	7. concentration of credit risk

Effective September 30, 2012 the Custodian no longer serves as the Funds’ securities lending agent. The fund did not partic-ipate in a securities lending program during the period. Prior fiscal year custodian rebates and fees were adjusted during the period with respect to the International Opportunities Fund for the amount of $1,267.	The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

HighMark® Fund 157

notes to financial statements (concluded)
January 31, 2013 (unaudited)

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain consid-erations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Fund (“Fundamental Equity Fund”), the HighMark Small Cap Value Fund (“Small Cap Value Fund”), the HighMark Diversified Equity Allocation Fund (“Diversified Equity Allocation Fund”) and the HighMark Income Plus Allocation Fund (“Income Plus Allocation Fund”), collectively the Merging Funds, for shares of the HighMark Large Cap Core Equity Fund (“Large Cap Core Equity Fund”), the HighMark Small Cap Core Fund (“Small Cap Core Fund”), the HighMark Tactical Capital Growth Allocation Fund (“Tactical Capital Growth Allocation Fund”) and the HighMark Tactical Growth & Income Allocation Fund (“Tactical Growth & Income Allocation Fund”), collectively the Acquiring Funds, respectively. The consummation of the tax-free reorganizations took place on October 28, 2011.

8. fund reorganization
On September 1, 2011, the Trust’s Board of Trustees approved plans of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Fundamental Equity

		Class F	Class F	Class A	Class A	Class C	Class C
		Shares	Net Asset	Shares	Net Asset	Shares	Net Asset
Merging Funds	Acquiring Funds	Issued	Value	Issued	Value	Issued	Value
Fundamental Equity Fund	Large Cap Core Equity Fund	1,836,177	$8.44	4,544	$8.42	3,269	$8.19
Small Cap Value Fund*	Small Cap Core Fund	1,458,617	$18.06	663,271	$17.91	232,398	$17.47
Diversified Equity Allocation Fund	Tactical Capital Growth Allocation Fund	21,079	$20.68	152,654	$20.66	270,025	$20.44
Income Plus Allocation Fund	Tactical Growth & Income Allocation Fund	17,234	$21.20	362,847	$21.13	387,105	$21.01

*	This Fund had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares.

The conversion ratios for each Share class issued in the reorganization were as follows:

Merging Funds	Acquiring Funds	Class F	Class A	Class B*	Class C
Fundamental Equity Fund	Large Cap Core Equity Fund	2.4152	2.4112	N/A	2.4739
Small Cap Value Fund*	Small Cap Core Fund	0.7275	0.7147	0.6797	0.6865
Diversified Equity Allocation Fund	Tactical Capital Growth Allocation Fund	0.8681	0.8669	N/A	0.8586
Income Plus Allocation Fund	Tactical Growth & Income Allocation Fund	0.9399	0.9434	N/A	0.9421

*	Class B shares were exchanged for Class A shares.

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the con-summation of the reorganization:

		Shares	Unrealized
Merging Fund/Acquiring Fund	Net Assets	Outstanding	App/(Dep)
Fundamental Equity Fund (before reorganization)	$15,568,306	763,465	$1,851,290
Large Cap Core Equity Fund (before reorganization)	53,946,635	6,392,682	N/A
Large Cap Core Equity Fund (after reorganization)	69,514,941	8,236,672	N/A
Small Cap Value Fund (before reorganization)	42,281,601	3,273,200	(4,223,966)
Small Cap Core Fund (before reorganization)	27,032,261	1,497,360	N/A
Small Cap Core Fund (after reorganization)	69,313,862	3,851,646	N/A
Diversified Equity Allocation Fund (before reorganization)	9,110,686	514,867	(411,625)
Tactical Capital Growth Allocation Fund (before reorganization)	40,958,109	1,990,590	N/A
Tactical Capital Growth Allocation Fund (after reorganization)	50,068,795	2,434,348	N/A
Income Plus Allocation Fund (before reorganization)	16,163,124	813,848	493,861
Tactical Growth & Income Allocation Fund (before reorganization)	49,458,645	2,346,103	N/A
Tactical Growth & Income Allocation Fund (after reorganization)	65,621,769	3,113,289	N/A

On December 6, 2011, the Trust’s Board of Trustees approved a plan of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Large Cap Value Fund (“Large Cap Value Fund”), the Merging Fund, for shares of the HighMark Value Fund (“Value Fund”), the Acquiring Fund. On March 16, 2012, the shareholders of the Large Cap Value Fund approved the reorganization. The consummation of the reorganization took place on March 26, 2012.

		Class F	Class F	Class A	Class A	Class B	Class B	Class C	Class C
		Shares	Net Asset	Shares	Net Asset	Shares	Net Asset	Shares	Net Asset
Merging Fund	Acquiring Fund	Issued	Value	Issued	Value	Issued	Value	Issued	Value
Large Cap Value Fund	Value Fund	2,435,210	$16.22	1,177,892	$16.17	23,042	$15.81	126,909	$15.74

158 HighMark® Fund

The conversion ratios for each Share class issued in the reorganization were as follows:

Merging Fund	Acquiring Fund	Class F	Class A	Class B	Class C
Large Cap Value Fund	Value Fund	0.7183	0.7222	0.7257	0.7263

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the con-summation of the reorganization:

		Shares	Unrealized
Merging Fund/Acquiring Fund	Net Assets	Outstanding	App/(Dep)
Large Cap Value Fund (before reorganization)	$60,904,062	5,227,464	$4,137,673
Value Fund (before reorganization)	$311,680,994	19,235,836	N/A
Value Fund (after reorganization)	$372,585,056	22,998,889	N/A

Assuming each reorganization discussed above had been completed on August 1, 2011, the Acquiring Funds’ results of operations for the year ended July 31, 2012 would have been as follows:

		Net	Net
		Realized and	Increase
	Net	Unrealized	(Decrease)
	Investment	Gain (Loss)	in Assets
	Income (Loss)	on Investments	from Operations
Large Cap Core Fund	$653,875	$4,515,020	$5,168,895
Small Cap Core Fund	132,128	(111,591)	20,537
Value Fund	4,958,104	2,503,452	7,461,556
Tactical Capital Growth Allocation Fund	264,580	(696,099)	(431,519)
Tactical Growth & Income Allocation Fund	591,987	649,114	1,241,101

Because the combined investment portfolios have been man-aged as single portfolios since the Reorganization was com-pleted, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Core Equity Fund, the Small Cap Core Fund, Tactical Capital Growth Allocation Fund and Tactical Growth & Income Allocation Fund statements of operations since October 28, 2011, and Value Fund’s statement of operations since March 23, 2012.	addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

9. new accounting pronouncement	10. subsequent events

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and trans-actions eligible for offset in the statements of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events that would require disclosure in or adjustment to the financial statements with the exception of the following:

At the time of the issuance of the accompanying financial statements, the HighMark Funds Board of Trustees are evaluating proposed reorganizations of the funds. If approved, a prospectus supplement will be promptly mailed to shareholders which will provide a description of the proposed reorganizations.

HighMark® Fund 159

fund information
January 31, 2013 (unaudited)

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund’s sub-adviser. A descrip-tion of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio secu-rities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on HighMark Funds’ website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on the HighMark Funds’ website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC’s website at http://www.sec.gov; (iii) available on the HighMark Funds’ website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fiduciary Shares Information

Fund	Cusip	Ticker	Fund #
Balanced	431114792	HMBAX	491
Cognitive Value	431112390	HCLFX	2209
Enhanced Growth	431112358	HEGFX	2210
Equity Income	431113109	NJPFX	2643
Geneva Mid Cap Growth	431113505	PNMFX	2647
Geneva Small Cap Growth	431113885	HGFSX	2650
International Opportunities	431112341	HIOFX	2211
Large Cap Core Equity	431112788	HMCFX	1627
Large Cap Growth	431114818	HMGRX	492
NYSE Arca Tech 100 Index	431113844	PTSFX	2654
Small Cap Core	431112465	HSAFX	2214
Value	431114677	HMVMX	871
Tactical Capital Growth Allocation	431112283	HGAFX	2198
Tactical Growth & Income Allocation	431112325	HGIFX	2197
Bond	431114305	HMBDX	489
California Intermediate Tax-Free Bond	431114644	HMITX	847
National Intermediate Tax-Free Bond	431112655	HMNTX	1600
Short Term Bond	431112549	HMSFX	1506
Wisconsin Tax-Exempt	431113794	WTEFX	2658

160 HighMark® Funds

Retail Shares Information

Fund	Cusip	Ticker	Fund #
Balanced
Class A Shares	431114776	HMBRX	480
Class B Shares	431114545	HMBBX	452
Class C Shares	431112887	HMBCX	1760
Cognitive Value
Class A Shares	431112432	HCLAX	2203
Class C Shares	431112424	HCLCX	2206
Enhanced Growth
Class A Shares	431112382	HEHAX	2204
Class C Shares	431112374	HEGCX	2207
Equity Income
Class A shares	431113208	NJPAX	2640
Class B shares	431113307	NJPBX	2641
Class C shares	431113406	NJPCX	2642
Geneva Mid Cap Growth
Class A shares	431113604	PNMAX	2644
Class B shares	431113703	PNMBX	2645
Class C shares	431113802	MGPCX	2646
Geneva Small Cap Growth
Class A shares	431113877	HGASX	2648
Class C shares	431113851	HGCSX	2649
International Opportunities
Class A Shares	431112481	HIOAX	2205
Class C Shares	431112473	HITCX	2208
Large Cap Core Equity
Class A Shares	431112770	HCEAX	1626
Class C Shares	431112754	HCECX	1632
Large Cap Growth
Class A Shares	431114768	HMRGX	481
Class B Shares	431114511	HMGBX	455
Class C Shares	431112879	HGRCX	1755
NYSE Arca Tech 100 Index
Class A shares	431113836	PPTIX	2651
Class B shares	431113828	PSEBX	2652
Class C shares	431113810	PTICX	2653
Small Cap Core
Class A Shares	431112457	HSAAX	2212
Class C Shares	431112440	HSCAX	2213
Value
Class A Shares	431114628	HMVLX	870
Class B Shares	431114529	HVMBX	456
Class C Shares	431112812	HVMCX	1753

HighMark® Funds 161

fund information (concluded)
January 31, 2013 (unaudited)

Retail Shares Information (continued)

Fund	Cusip	Ticker	Fund #
Tactical Capital Growth Allocation
Class A Shares	431112564	HMAAX	1494
Class C Shares	431112556	HMACX	1497
Tactical Growth & Income Allocation
Class A Shares	431112580	HMRAX	1493
Class C Shares	431112572	HMRCX	1496
Bond
Class A Shares	431114743	HMRBX	478
Class B Shares	431112747	HBDBX	1090
Class C Shares	431112648	HBDCX	1492
California Intermediate Tax-Free Bond
Class A Shares	431114578	HMCIX	846
Class C Shares	431112630	HCTCX	1491
National Intermediate Tax-Free Bond
Class A Shares	431112663	HMNFX	1598
Class C Shares	431112622	HNTCX	1490
Short Term Bond
Class A Shares	431112523	HMSAX	1505
Class C Shares	431112515	HMTCX	1470
Wisconsin Tax-Exempt
Class A shares	431113786	PWTEX	2655
Class B shares	431113778	WTEBX	2656
Class C shares	431113760	WTECX	2657

Class M Shares Information

Cognitive Value	431112416	HCLMX	2200
Enhanced Growth	431112366	HEGMX	2201
International Opportunities	431112499	HIOMX	2202

Class U Shares Information

Value	431113752	HVMUX	2248

162 HighMark® Funds

notes

HighMark® Funds 163

service providers &
board of trustees

Investment Adviser & Administrator	Custodian
HighMark Capital Management, Inc. 350 California Street, Suite 1600 San Francisco, CA 94104	Union Bank, N.A. 350 California Street San Francisco, CA 94104

Sub-Advisers	Distributor
Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund: Bailard, Inc. 950 Tower Lane, Suite 1900 Foster City, CA 94404-2131	HighMark Funds Distributors, LLC 400 Berwyn Park 899 Cassatt Road Berwyn, PA 19312
Legal Counsel
Ropes & Gray LLP
Geneva Mid Cap Growth Fund and Geneva Small Cap Growth Fund: Geneva Capital Management Ltd. 100 East Wisconsin Avenue, Suite 2550	Three Embarcadero Center San Francisco, CA 94111-4006
Milwaukee, WI 53202	Independent Registered Public
Accounting Firm
Equity Income Fund,	Deloitte & Touche LLP
NYSE Arca Tech 100 Index Fund and	1700 Market Street
Wisconsin Tax-Exempt Fund:	Philadelphia, PA 19103
Ziegler Lotsoff Capital Management, LLC
20 North Clark Street	Transfer Agent
Suite 3400	Boston Financial Data Services
Chicago, IL 60602	PO Box 8416
Boston, MA 02266

Board of Trustees
David E. Benkert, Chairman Thomas L. Braje Evelyn S. Dilsaver David A. Goldfarb Michael L. Noel Mindy M. Posoff

164 HighMark® Funds

To learn more about HighMark, visit us at www.highmarkfunds.com or call:

INVESTOR SERVICES DESK 1 . 8 0 0 . 4 3 3 . 6 8 8 4

INVESTMENT PROFESSIONAL SUPPORT DESK 1 . 8 0 0 . 4 5 5 . 5 6 0 9

Thank you for your investment.

Mutual Funds:
● are not FDIC insured
● have no bank guarantee
● may lose value

445 South Figueroa Street ●  Suite 306 ● Los Angeles ●  California ●  90071

www.highmark funds.com

HMKSA0050300
84808-B (01/13)

JANUARY 31, 2013

HighMark

The smarter approach to investing.

money market

Semi Annual

report

HIGHMARK®
FUNDS

table of contents

management’s discussion of fund performance
california tax-free money market fund	2
This report and the financial statements contained  herein are submitted for the general information of HighMark Funds’ shareholders.  This report  is not  authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as distributor for HighMark Funds and is not affiliated  with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

taxable money market funds	3
disclosure of fund expenses	4
schedules of investments	6
statements of assets and liabilities	18
statements of operations	20
statements of changes in net assets	22
financial highlights	28
notes to financial statements	31
fund information	36
service providers & board of trustees	40

		california tax-free money market fund* (unaudited)

performance

For the six-month  period ended January 31, 2013, HighMark California Tax-Free Money Market Fund (the “Fund”) produced a seven-day effective yield of 0.03% (Fiduciary  Shares)**. Using a combined federal and California state income tax rate of 41.70%, the seven-day effective yield is equivalent to a 0.06% taxable yield.

factors affecting performance

During the Fund’s reporting period, the Federal Reserve Board announced it would maintain its historically low short-term interest rates of between 0.00% and 0.25% for as long as unemployment remains above 6.5% and inflation remains below 2.5%. Well-publicized sovereign debt and banking issues in Europe continued to play out, leading to increased volatility in global debt markets. However, the Fund’s exposure to eurozone banks was limited to only highly rated banks of countries that had not been “bailed out” by the European Central Bank (ECB).

Domestically, municipal note yields declined from 0.23% to 0.21%, continuing to reflect a shortage of notes and lower rates in the taxable bond market.

California’s fiscal situation remained a challenge for the state, but the passage of Proposition 30 increased personal income and sales tax rates with a goal of generating $6 billion in revenue over seven years.

As of January 31, 2013, California’s long-term ratings from the three major rating agencies were A1/A/A-.

The Fund maintained a shorter average weighted maturity than its peer group during the reporting period. The Fund’s weighted average maturity was 11 days.

fund sectors

California Tax Free Money Market Fund

	% of
Sectors	Portfolio

Revenue Bonds	73.7%
General Obligations	15.9
Special Tax	5.5
Revenue Notes	3.8
Certificates of Participation	1.0
Registered Investment
Companies	0.1

*      An investment  in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment  at $1.00  per share, it is possible to lose money by investing in the Fund. Some or all of the income you receive from HighMark California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum  tax. It is possible to lose money by investing in the Fund. The quoted yields represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may be lower or higher than the yields quoted. Performance data current to the most recent month-end  is available at highmarkfunds.com.

		** The seven-day effective yields, which are equal to the seven-day current yields at January 31, 2013, are as follows:

			Class A	Class S	Fiduciary
			Shares	Shares	Shares
		California Tax-Free Money Market Fund
		Subsidized†	0.03%	0.03%	0.03%
		Non-Subsidized	-0.84%	-0.89%	-0.59%

†      The Fund’s Adviser has contractually  agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning  December 1, 2012 and ending on November 30, 2013. The yields shown also reflect voluntary  waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or  reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or  reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

2 Highmark® Funds

taxable money market funds* (unaudited)

performance
For the six-month period ended January 31, 2013, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.02% (Fiduciary Shares)**. (These funds are collectively the “Funds,” and each is a “Fund.”)

						fund sectors

factors affecting performance
Ongoing monetary stimuli formed the backdrop for the reporting period, as the Federal Reserve Board continued its efforts toward promoting stronger economic growth. Its program of selling short-term debt and purchasing longer term U.S. Treasury securities, dubbed “Operation Twist,” lasted through the calendar year-end 2012 and provided welcome relief for investors from ultra-low U.S. Treasury yields. This benefited HighMark 100% U.S. Treasury Money Market Fund.

The November 2012 U.S. presidential election and political posturing surrounding the January 2013 implementation of mandated spending cuts both commanded a large share of the American public’s attention. The prospects of a “fiscal cliff,” another fight to raise the debt ceiling, the potential for a government shutdown and a possible further downgrade to the country’s debt contributed to market uncertainty. A last minute deal on January 1, 2013 to avoid the fiscal cliff only partially resolved the issue. It allowed for the expiration of the 2% payroll tax holiday affecting all wage earners, raised tax rates for families earning over $450,000, increased Medicare payments to physicians, permanently indexed Alternative Minimum Tax (AMT) rates for inflation and extended for one year the benefits for long-term unemployed individuals. It also deferred the across-the-board budget spending cuts for two months.

The calendar year-end expiration of “Operation Twist,” combined with other technical factors, led to lower U.S. Treasury securities’ yields and to depressed available collateral supply. The end to the Federal Deposit Insurance Corporation’s (FDIC) unlimited guarantee on non-interest bearing transaction (TAG) accounts triggered sizable inflows to U.S. government money funds. Both HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund continued to hold larger positions in overnight repurchase agreement trades, given unappetizing term investment options and a desire to maintain excess liquidity. On the last business day of 2012, not only did yields drop sharply, but in some cases collateral was unavailable.

In the credit markets, a general sense of unease about the eurozone persisted, although politicians managed to reassure investors even in the face of slowing economic growth. HighMark Diversified Money Market Fund followed credit quality developments closely, while lowering exposures and ensuring diversification across security sectors and geographic regions. The shortage of high-quality investment choices remained acute. The Fund increased liquidity by moving into overnight U.S. Treasury collateralized repurchase agreements. The weighted average maturity of this portfolio declined further.

In December 2012, the U.S. Federal Reserve changed to an open-ended stimulus program featuring $85 billion in monthly purchases of U.S. Treasury and mortgage securities. It also replaced its date-based policy guidance with one that linked the end of quantitative easing to a decline in the unemployment rate (6.5% or lower), provided that forecasted inflation remained close to its 2% target.
						Diversified Money Market
						Fund

							% of
						Sector	Portfolio
						Commercial Paper - Discounted	38.8%
						Certificates of Deposit - Yankee	24.8
						Repurchase Agreements	18.9
						Corporate Obligations	5
						U.S. Government Guaranteed
						Obligations	5
						Commercial Paper - Interest
						Bearing	2.2
						Commercial Paper - Interest
						Foreign	2.1
						Foreign Bank Note	1.8
						U.S. Government Agency
						Obligation	0.9
						Registered Investment Company	0.4
						Variable Rate Demand Note	0.1

						Treasury Plus Money
						Market Fund
							% of
						Sector	Portfolio
						Repurchase Agreements	89.7%
*
 An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The quoted yields represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may be lower or higher than the yields quoted. Performance data current to the most recent month-end is available at highmark-funds.com.
						U.S. Government Agency
						Obligation	6
						U.S. Government Guaranteed
						Obligation	4.3
**	The seven-day effective yields, which are equal to the seven-day current yields at January 31, 2013, are as follows:
						U.S. Government Money
						Market Fund
	Class A	Class B	Class C	Class S	Fiduciary		% of
	Shares	Shares	Shares	Shares	Shares	Sector	Portfolio
Diversified Money Market Fund						Repurchase Agreements	49.1%
Subsidized†	0.02%	n/a	n/a	0.02%	0.02%	U.S. Government Agency
Non-Subsidized	-0.69%	n/a	n/a	-0.74%	-0.45%	Obligations	25.4
Treasury Plus Money Market Fund						Variable Rate Demand Notes	20.4
Subsidized†	0.00%	n/a	n/a	0.00%	0.00%	U.S. Government Guaranteed
Non-Subsidized	-1.00%	n/a	n/a	-8.49%	-0.81%	Obligation	5.1
U.S. Government Money Market Fund
Subsidized†	0.00%	0.00%	0.00%	0.00%	0.00%	100% U.S. Treasury Money
Non-Subsidized	-0.86%	-1.33%	-1.11%	-0.91%	-0.61%	Market Fund
100% U.S. Treasury Money Market Fund
Subsidized†	0.00%	n/a	n/a	0.00%	0.00%		% of
Non-Subsidized	-0.94%	n/a	n/a	-0.99%	-0.69%	Sector	Portfolio
						U.S. Treasury Bills	100.0%
†
The Fund’s Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2012 and ending on November 30, 2013. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund’s future total return.

						Highmark® Funds 3

disclosure of fund expenses

We believe it is important  for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder  of a mutual fund, you incur two types of costs: (1) transaction  costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution  fees and shareholder reports (like this one), among others. Operating  expenses, which  are deducted  from a mutual  fund’s gross income, directly  reduce the investment return of the mutual  fund. A mutual  fund’s expenses are expressed as a percentage  of its average net assets. This figure  is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other  mutual  funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates  each Fund’s costs in two ways.

●
Actual Fund return. This section helps you to estimate the actual  expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account  value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading  “Expenses Paid During  Period.”

●
Hypothetical 5% return. This section is intended  to help you compare each Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during  the year, but that the expense ratio is unchanged. In this case, because the return  used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities  and Exchange Commission  (“SEC”) requires  all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s costs by comparing this hypothetical  example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note  that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional  costs such as redemption  fees, which are described in each Fund’s prospectus. If these fees were applied to your account, your costs would be higher.

	Beginning Account Value at 8/1/12	Ending Account Value at 1/31/13	Net Annualized Expense Ratios	Expenses Paid During Period*		Beginning Account Value at 8/1/12	Ending Account Value at 1/31/13	Net Annualized Expense Ratios	Expenses Paid During Period*
California Tax-Free Money Market Fund					Treasury Plus Money Market Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,000.10	0.18%	$0.91	Fiduciary Shares	$1,000.00	$1,000.00	0.17%	$0.86
Class A Shares	1,000.00	1,000.10	0.18%	0.91	Class A Shares	1,000.00	1,000.00	0.17%	0.86
Class S Shares	1,000.00	1,000.10	0.18%	0.91	Class S Shares	1,000.00	1,000.00	0.17%	0.86
Hypothetical					Hypothetical
Fiduciary Shares	$1,000.00	$1,024.30	0.18%	$0.92	Fiduciary Shares	$1,000.00	$1,024.35	0.17%	$0.87
Class A Shares	1,000.00	1,024.30	0.18%	0.92	Class A Shares	1,000.00	1,024.35	0.17%	0.87
Class S Shares	1,000.00	1,024.30	0.18%	0.92	Class S Shares	1,000.00	1,024.35	0.17%	0.87
Diversified Money Market Fund					U.S. Government Money Market Fund
Actual Fund Return					Actual Fund Return
Fiduciary Shares	$1,000.00	$1,000.10	0.30%	$1.51	Fiduciary Shares	$1,000.00	$1,000.00	0.19%	$0.96
Class A Shares	1,000.00	1,000.10	0.30%	1.51	Class A Shares	1,000.00	1,000.00	0.19%	0.96
Class S Shares	1,000.00	1,000.10	0.30%	1.51	Class B Shares	1,000.00	1,000.00	0.19%	0.96
Hypothetical					Class C Shares	1,000.00	1,000.00	0.19%	0.96
Fiduciary Shares	$1,000.00	$1,023.69	0.30%	$1.53	Class S Shares	1,000.00	1,000.00	0.19%	0.96
Class A Shares	1,000.00	1,023.69	0.30%	1.53	Hypothetical
Class S Shares	1,000.00	1,023.69	0.30%	1.53	Fiduciary Shares	$1,000.00	$1,024.25	0.19%	$0.97
					Class A Shares	1,000.00	1,024.25	0.19%	0.97
					Class B Shares	1,000.00	1,024.25	0.19%	0.97
					Class C Shares	1,000.00	1,024.25	0.19%	0.97
					Class S Shares	1,000.00	1,024.25	0.19%	0.97

4 Highmark® Funds

	Beginning	Ending	Net	Expenses
	Account	Account	Annualized	Paid
	Value at	Value at	Expense	During
	8/1/12	1/31/13	Ratios	Period*
100% Treasury Money Market Fund
Actual Fund Return
Fiduciary Shares	$1,000.00	$1,000.00	0.10%	$0.50
Class A Shares	1,000.00	1,000.00	0.10%	0.50
Class S Shares	1,000.00	1,000.00	0.10%	0.50
Hypothetical
Fiduciary Shares	$1,000.00	$1,024.70	0.10%	$0.51
Class A Shares	1,000.00	1,024.70	0.10%	0.51
Class S Shares	1,000.00	1,024.70	0.10%	0.51

*			Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

HighMark® Funds 5

schedule of investments
January 31,2013 (unaudited)
california tax-free money market fund

Description	Par	Value	Description	Par	Value

Municipal Bonds - 97.8%			Municipal Bonds - (continued)
Alaska - 1.4%			California - (continued)
Alaska Housing Finance Corp.,			Ser A, Sub-Ser A-2-2, GO, LOC
Home Mortgage, Ser A, RB,			Royal Bank of Canada (A) (B) (C)
AMT (A) (B) (C)			0.070%, 05/01/40	$20,000,000	$20,000,000
0.140%, 12/01/36	$7,000,000	$7,000,000	California State Educational Facilities
California - 85.1%			Authority, California Institute of
Alameda County, Industrial			Technology, RB, Institute
Development Authority Revenue,			Guaranteed (A) (B)
Ettore Products Company Project,			0.070%, 01/01/24	19,000,000	19,000,000
Ser A, RB, AMT, LOC Comerica			California State Health Facilities
Bank (A) (B) (C)			Financing Authority, (A) (B) (C)
0.160%, 12/01/30	4,000,000	4,000,000	Catholic Healthcare, Ser H, RB, LOC
California Infrastructure & Economic			Citibank N.A.,
Development Bank, (A) (B) (C)			0.090%, 07/01/33	10,000,000	10,000,000
California Academy, Ser E, RB,			Catholic West, Ser H, RB, LOC
LOC Northern Trust Co.			Sumitomo Mitsui Bank
0.080%, 09/01/38	7,220,000	7,220,000	0.090%, 07/01/35	8,300,000	8,300,000
Jewish Community Center, Ser A,			California State Housing Finance
RB, LOC Bank of America N.A.			Agency, Multi-Family Housing,
0.170%, 12/01/31	12,120,000	12,120,000	Ser B, RB, FNMA Insured (A) (B) (C)
Jserra Catholic High School, Ser A,			0.080%, 02/01/35	9,500,000	9,500,000
RB, LOC Wells Fargo Bank N.A.			California State, (A) (B) (C)
0.080%, 09/01/34	11,000,000	11,000,000	Kindergarten, Ser B-1, GO, LOC
Jserra Catholic High School, Ser C,			Citibank N.A.
RB, LOC Comerica Bank			0.100%, 05/01/34	4,000,000	4,000,000
0.100%, 09/01/34	7,130,000	7,130,000	Kindergarten, Ser A-4, GO, LOC
Pacific Gas & Electric, Ser C, RB,			Citibank N.A.
LOC Sumitomo Mitsui Bank			0.100%, 05/01/34	7,700,000	7,700,000
0.100%, 12/01/16	11,550,000	11,550,000	California Statewide, Communities
California Municipal Finance			Development Authority, Redlands
Authority, Westmont College,			Community Hospital, Ser B, RB,
Ser A, RB, LOC Comerica			LOC JPMorgan Chase Bank
Bank (A) (B) (C)			NA (A) (B) (C)
0.150%, 01/01/40	5,000,000	5,000,000	0.080%, 04/01/29	6,150,000	6,150,000
California Pollution Control			Contra Costa County, Multi-Family
Financing Authority, (A) (B) (C)			Mortgage Revenue, RB, FNMA
Pacific Gas & Electric, Ser F, RB,			Insured (A) (B) (C)
LOC JPMorgan Chase Bank NA			0.090%, 11/15/22	9,000,000	9,000,000
0.080%, 11/01/26	1,600,000	1,600,000	Hemet, Multi-Family Housing
Resource Recovery, Wadham			Authority, Sunwest Retirement,
Energy, Ser C, RB, AMT, LOC			Ser A, RB, FHLMC
BNP Paribas			Insured (A) (B) (C)
0.390%, 11/01/17	9,000,000	9,000,000	0.090%, 01/01/25	3,500,000	3,500,000
Sanger Project, Ser A, RB, AMT,			Irvine, Improvement Bond Act 1915,
LOC National Bank of Canada			Special Assessment, Assessment
0.150%, 09/01/20	2,300,000	2,300,000	District 94-13, LOC State Street
California State RAN, Ser A-2			Bank & Trust Co. (A) (B) (C)
2.500%, 06/20/13	15,000,000	15,117,827	0.100%, 09/02/22	1,515,000	1,515,000
Ser A, Sub-Ser A-1-2, GO, LOC			Kern Water Bank Authority, Ser A,
Royal Bank of Canada (A) (B) (C)			RB (A) (B) (C)
0.070%, 05/01/40	23,000,000	23,000,000	0.080%, 07/01/28	3,170,000	3,170,000
			Livermore, COP, Capital Projects,
			LOC U.S. Bank N.A. (A) (B) (C)
			0.090%, 10/01/30	4,570,000	4,570,000

			The accompanying notes are an integral part of the financial statements.

6 HighMark® Funds

schedule of investments
January 31,2013 (unaudited)
california tax-free money market fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			California - (continued)
Livermore, Multi-Family Housing			Sacramento Municipal Utility District
Authority, Mortgage Portola, RB,			Sub-Ser M, RB, LOC U.S. Bank
AMT, (A) (B) (C)			NA (A) (B) (C)
0.120%, 05/01/19	$375,000	$375,000	0.060%, 08/15/41	$6,370,000	$6,370,000
Livermore, Redevelopment Agency,			San Diego County, Regional
Multi-Family Housing Authority,			Transportation Commission,
Ser A, RB, (A) (B) (C)			(A) (B) (C) Limited Tax, Ser B, RB,
0.080%, 07/15/39	3,540,000	3,540,000	SPA JPMorgan Chase Bank NA
Los Angeles County Housing			0.080%, 04/01/38	12,550,000	12,550,000
Authority, Multi-Family Housing			Sales Tax Revenue, Limited Tax,
Authority 1984 Issue A, RB, FHLMC			Ser C, RB, SPA Dexia Credit Local
Insured, (B) (C)			0.090%, 04/01/38	2,000,000	2,000,000
0.100%, 07/01/14	3,200,000	3,200,000	San Francisco City &
Los Angeles County,			County, (A) (B) (C)
Metropolitan Transportation			Airports Commission, Ser 36-C,
Authority, Project C-2nd Senior,			RB, LOC U.S. Bank N.A.
Ser A-2, RB, (A) (B) (C)			0.080%, 05/01/26	5,875,000	5,875,000
0.100%, 07/01/23	23,000,000	23,000,000	Finance Corporation Lease,
TRAN, Ser C			Moscone Center, Ser 2008-2, RB,
2.000%, 06/28/13	4,000,000	4,028,927	LOC State Street Bank & Trust Co.
Los Angeles, (A) (B) (C)			0.070%, 04/01/30	5,280,000	5,280,000
Department of Water & Power,			Folsom-Dore Apartment Project,
Power Systems, Sub-Ser A-5, RB			RB, AMT, LOC Citibank N.A.
0.080%, 07/01/35	21,300,000	21,300,000	0.150%, 12/01/34	2,600,000	2,600,000
Multi-Family Housing Authority,			San Jose, Redevelopment Agency,
Fountain Park Phase II, Ser B,			Merged Area Redevelopment
RB, AMT, FNMA Insured			Project, Ser B, RB, LOC JPMorgan
0.100%, 03/15/34	1,000,000	1,000,000	Chase Bank NA (A) (B) (C)
Orange County, Apartment			0.080%, 08/01/32	9,600,000	9,600,000
Development Revenue, WLCO LF			San Rafael, Redevelopment Agency,
Partners, Ser G-1, RB, FNMA			Fairfax Standard Apartments,
Insured (A) (B) (C)			Ser A, RB, LOC Citibank
0.080%, 11/15/28	11,500,000	11,500,000	N.A. (A) (B) (C)
Pittsburg Public Financing			0.180%, 09/01/31	1,500,000	1,500,000
Authority, RB, LOC Bank of the			Santa Clara County, El Camino
West (A) (B) (C)			Hospital District Lease Authority,
0.150%, 06/01/35	16,245,000	16,245,000	Valley Medical Center Project, Ser
Riverside County, Public Facilities,			A, RB, LOC State Street Bank &
Ser B, COP, LOC State Street			Trust Co. (A) (B) (C)
Bank & Trust Co. (A) (B) (C)			0.080%, 08/01/15	350,000	350,000
0.080%, 12/01/15	1,550,000	1,550,000	Southern California, Public Power
Sacramento County, Sanitation			Authority, Electric Power and Light
District Financing Authority,			Revenue, Magnolia Power Project,
Subordinate Lien, Ser E, RB, LOC JP			Ser A, RB, LOC U.S. Bank
Morgan Bank N.A. (A) (B) (C)			N.A. (A) (B) (C)
0.080%, 12/01/40	5,500,000	5,500,000	0.080%, 07/01/36	27,000,000	27,000,000
Sacramento County, Special Facilities			Tustin, Unified School District,
Airport Revenue, Cessna Aircraft			Community Facility District
Company Project, RB, LOC Bank of			No 07-1, Special Tax, LOC Bank of
America N.A. (A) (B) (C)			America N.A. (A) (B) (C)
0.170%, 11/02/28	7,000,000	7,000,000	0.130%, 09/01/50	23,000,000	23,000,000

The accompanying notes are an integral part of the financial statements

HighMark® Funds 7

schedule of investments
January 31,2013 (unaudited)
california tax-free money market fund (continued)

Description	Par	Value	Description	Par	Value

Municipal Bonds - (continued)			Municipal Bonds - (continued)
California - (continued)			Wisconsin - 2.2%
University of California, Ser B-2,			Wisconsin Housing & Economic
RB, (A) (B) (C)			Development Authority,
0.100%, 05/15/32	$1,025,000	$1,025,000	Ser C, RB, AMT, Institute
Vallejo, Housing Authority, RB, FNMA			Guaranteed,
Insured (A) (B) (C)			SPA BNP Paribas (A) (B) (C)
0.100%, 05/15/22	4,000,000	4,000,000	0.500%, 09/01/23	$10,500,000	$10,500,000
		414,831,754	Total Municipal Bonds
Pennsylvania - 7.3%			(Cost $476,896,754)		476,896,754
Pennsylvania Turnpike			Registered Investment Companies - 0.0%
Commission, (A) (B) (C)			BlackRock Liquidity Funds, California
Ser B, RB, AGM Insured, SPA			Money Fund	44,865	44,865
JP Morgan Chase Bank NA			Goldman Sachs Institutional Liquid
0.400%, 07/15/41	1,000,000	1,000,000	Assets Tax-Exempt California
Ser C, RB, AGM Insured, SPA			Portfolio	21,840	21,840
JP Morgan Chase Bank NA			Total Registered Investment Companies
0.400%, 07/15/41	17,400,000	17,400,000	(Cost $66,705)		66,705
Ser D, RB, AGM Insured, SPA			Total Investments - 97.8%
JP Morgan Chase Bank NA			(Cost $476,963,459) †		476,963,459
0.400%, 07/15/41	9,800,000	9,800,000	Other Assets & Liabilities, Net - 2.2%		10,714,227
Pittsburgh Water & Sewer			Net Assets - 100.0%		$487,677,686
Authority, (A) (B) (C)
First Lien, Ser B-1, RB,
0.400%, 09/01/33	3,000,000	3,000,000
†              At January 31, 2013, cost is identical for book and federal income tax purposes.
(A)          Floating rate security. Rate disclosed is as of January 31, 2013.
(B)          Put and Demand Feature - Variable rate demand notes are payable upon demand. Put bonds and notes have demand features that allow the holder to redeem the issue at specified dates before maturity. The date reported is the final maturity, not the next reset or put date. The interest rate shown reflects the rate in effect on January 31, 2013.
(C)         Securities are held in conjunction with a guarantee/letter of credit and/ or a liquidity agreement by a major commercial bank or financial institution.
AGM      -  Assured Guaranty Municipal Corporation
AMT       -  Alternative Minimum Tax
COP       -  Certificates of Participation
FHLMC -  Federal Home Loan Mortgage Corporation
FNMA    -  Federal National Mortgage Association
GO          -  General Obligation
LOC        -  Letter of Credit
NA          -  National Association
PLC        -  Public Liability Company
RAN        -  Revenue Anticipation Note
RB           -  Revenue Bond
Ser          -   Series
SPA         -  Standby Purchase Agreement
TRAN      -  Tax and Revenue Anticipation Note

First Lien, Ser B-2,
0.450%, 09/01/33	4,565,000	4,565,000
		35,765,000
Puerto Rico - 0.4%
Puerto Rico Commonwealth,
Public Improvement,
Series C-5-2, GO, AGM Insured,
LOC Barclays Bank PLC (A) (B) (C)
0.100%, 07/01/20	2,000,000	2,000,000
South Carolina - 0.7%
South Carolina Jobs-Economic
Development Authority,
Franco Manufacturing Company
Inc. Project, RB, AMT, LOC Bank of
America N.A., (A) (B) (C)
0.240%, 05/01/19	3,200,000	3,200,000
Utah - 0.7%
Utah State Housing Finance Agency,
Single Family Mortgage,
Ser C-1, Class I, RB,
AMT, (A) (B) (C)
0.140%, 01/01/33	3,600,000	3,600,000

The accompanying  notes are an integral part of the financial statements.
8 HighMark®  Funds

schedule of investments
January 31,2013 (unaudited)
california tax-free money market fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2—significant accounting policies in notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Municipal Bonds	$476,896,754	$—	$476,896,754	$—
Registered Investment Companies	66,705	66,705
Total:	$476,963,459	$66,705	$476,896,754	$—

The accompanying  notes are an integral part of the financial statements.

HighMark®  Funds 9

schedule of investments
January 31,2013 (unaudited)
diversified money market fund

Description	Par	Value	Description	Par	Value

Commercial Paper - Discounted* - 38.8%			Commercial Paper - Interest Bearing - 2.2% (B)
Asset-Backed Securities - Automotive - 1.9% (A)			Banking - 2.2%
Chariot Funding LLC			JP Morgan Chase & Co.
0.220%, 03/19/13	$50,000,000	$49,985,944	0.274%, 05/28/13	$60,000,000	$60,000,000
Total Asset-Backed Securities - Automotive			Total Commercial Paper - Interest Bearing
(Cost $49,985,944)		49,985,944	(Cost $60,000,000)		60,000,000
Asset-Backed Securities - Trade Receivables - 18.1% (A)			Commercial Paper - Interest Foreign - 2.1% (A) (B)
Atlantic Asset Securitization LLC			Banking - 2.1%
0.210%, 02/22/13	75,000,000	74,990,813	Commonwealth Bank of Australia
Autobahn Funding Co. LLC			0.362%, 11/08/13	30,500,000	30,500,000
0.170%, 02/11/13	26,000,000	25,998,772	Westpac Banking Corp.
0.250%, 02/26/13	50,000,000	49,991,319	0.330%, 01/03/14	25,000,000	25,000,000
Mont Blanc Capital Corp.			Total Banking
0.170%, 02/01/13	15,000,000	15,000,000	(Cost $55,500,000)		55,500,000
0.320%, 04/08/13	37,000,000	36,978,293	Total Commercial Paper - Interest Foreign
0.310%, 05/03/13	40,045,000	40,013,620	(Cost $55,500,000)		55,500,000
Old Line Funding LLC			Certificates of Deposit - Yankee - 24.8%
0.208%, 03/25/13	50,000,000	49,984,833	Bank of Nova Scotia Houston
Regency Markets No 1 LLC			0.258%, 08/09/13 (B)	75,000,000	75,000,000
0.190%, 02/20/13	70,000,000	69,992,981	Canadian Imperial Bank of
Sheffield Receivables			Commerce NY
0.270%, 02/13/13	31,000,000	30,997,210	0.420%, 08/29/13 (B)	60,000,000	60,000,000
Sydney Capital Corp.			Credit Suisse New York NY
0.280%, 03/14/13	35,000,000	34,988,839	0.284%, 10/25/13 (B)	50,000,000	50,000,000
0.280%, 04/09/13	30,900,000	30,883,898	0.655%, 01/09/14 (B)	25,000,000	25,000,000
White Point Funding, Inc.			Mizuho Corporate Bank NY
0.200%, 02/04/13	16,477,000	16,476,725	0.320%, 05/20/13	60,000,000	60,000,000
0.300%, 02/14/13	14,627,000	14,625,415	National Bank of Canada NY
Total Asset-Backed Securities - Trade Receivables			0.380%, 08/16/13 (B)	50,000,000	50,000,000
(Cost $490,922,718)		490,922,718	Norinchukin Bank NY
Asset-Backed Security - Diversified Financial Assets - 9.2% (A)			0.410%, 04/11/13	60,000,000	60,000,000
Mountcliff Funding LLC			Skandinaviska Enskilda Banken NY
0.280%, 02/01/13	135,000,000	135,000,000	0.270%, 02/19/13	29,400,000	29,400,880
Northern Pines Funding LLC			0.290%, 02/19/13	22,000,000	22,000,878
0.180%, 02/01/13	50,000,000	50,000,000	Standard Chartered Bank NY
0.280%, 02/27/13	65,000,000	64,986,856	0.570%, 04/15/13	60,000,000	60,000,000
Total Asset-Backed Security - Diversified			Sumitomo Mitsui Bank NY
Financial Assets			0.480%, 06/19/13 (B)	61,000,000	61,000,000
(Cost $249,986,856)		249,986,856	Toronto-Dominion Bank NY
Banking - 9.6% (A)			0.294%, 05/28/13 (B)	60,000,000	60,000,000
PB Finance (Delaware)			UBS AG Stamford CT
0.300%, 02/13/13	50,000,000	49,995,000	0.438%, 04/04/13 (B)	60,000,000	60,000,000
Silver Tower U.S. Funding			Total Certificates of Deposit - Yankee
0.500%, 02/01/13	130,000,000	130,000,000	(Cost $672,401,758)		672,401,758
Working Capital Management
0.160%, 02/01/13	15,000,000	15,000,000
0.250%, 02/15/13	65,000,000	64,993,681
Total Banking
(Cost $259,988,681)		259,988,681
Total Commercial Paper - Discounted
(Cost $1,050,884,199)		1,050,884,199

The accompanying  notes are an integral part of the financial statements.
10 HighMark®  Funds

schedule of investments
January 31,2013 (unaudited)
diversified money market fund (continued)

Description	Par	Value	Description	Shares/Par	Value

Corporate Obligations - 5.0%			Registered Investment Company - 0.4%
Automotive - 2.4%			Fidelity Institutional Money
Toyota Motor Credit Corp., MTN			Market Portfolio	10,000,000	$10,000,000
0.456%, 04/03/13 (B)	$66,500,000	$66,500,000	Total Registered Investment Company
Total Automotive			(Cost $10,000,000)		10,000,000
(Cost $66,500,000)		66,500,000	Repurchase Agreements - 18.9%
Banking - 2.6%			Barclays Capital
Bank of Montreal Chicago, MTN			0.13%, dated 01/31/13, matures
0.788%, 01/03/14 (A)	70,000,000	70,000,000	on 02/01/13, repurchase price
Total Banking			$21,000,076 (collateralized by a
(Cost $70,000,000)		70,000,000	U.S. Treasury obligation, par
Total Corporate Obligations			value $21,442,100, 0.25%,
(Cost $136,500,000)		136,500,000	05/15/15, total market value
Foreign Bank Note - 1.8%			$21,420,010)	$21,000,000	21,000,000
Banking - 1.8%			Credit Suisse Securities (USA)
Westpac Banking Corp.,			0.13%, dated 01/31/13, matures
0.358%, 05/03/13 (A) (B)	50,000,000	50,000,000	on 02/01/13, repurchase price
Total Foreign Bank Note			$150,000,542 (collateralized by a
(Cost $50,000,000)		50,000,000	U.S. Treasury obligation, par
U.S. Government Agency Obligation - 0.9%			value $139,695,000, 4.125%,
FNMA			05/15/15, total market value
0.196%, 08/12/13 (B)	25,000,000	24,996,004	$153,001,533)	150,000,000	150,000,000
Total U.S. Government Agency Obligation			Deutsche Bank Securities
(Cost $24,996,004)		24,996,004	0.15%, dated 01/31/13, matures
U.S. Government Guaranteed Obligations* - 5.0% (A)			on 02/01/13, repurchase price
Straight -A Funding LLC,			$131,464,527 (collateralized by a
Series 1, FFBLL			U.S. Treasury obligations, par
0.140%, 02/14/13	10,000,000	9,999,494	value from $134,366,200,
0.180%, 03/19/13	60,322,000	60,308,126	1.375%, 01/31/20, total market
0.190%, 03/27/13	25,000,000	24,992,875	value $134,093,302)	131,463,979	131,463,979
0.190%, 04/03/13	40,000,000	39,987,122	Merrill Lynch, Fenner Pierce &
Total U.S. Government Guaranteed Obligations			Smith
(Cost $135,287,617)		135,287,617	0.13%, dated 01/31/13, matures
Variable Rate Demand Note - 0.1%			on 02/01/13, repurchase price
U.S. Government - 0.1%			$210,000,758 (collateralized by
Washington State, Housing Finance			two U.S. Treasury obligation, par
Commission, Multi-Family Housing,			value from $32,758,900 -
The Lodge at Eagle Ridge, Ser B,			$171,111,200, 0.125% - 2.375%
RB, LOC: FHLB			09/30/14 - 04/15/17, total
0.210%, 08/01/41 (C)	3,425,000	3,425,000	market value $214,200,095)	210,000,000	210,000,000
Total Variable Rate Demand Note			Total Repurchase Agreements
(Cost $3,425,000)		3,425,000	(Cost $512,463,979)		512,463,979
			Total Investments - 100.0%
			(Cost $2,711,458,557) †		2,711,458,557
			Other Assets & Liabilities, Net - 0.0%		-549,240
			Net Assets - 100.0%		$2,710,909,317

The accompanying  notes are an integral part of the financial statements.

HighMark®  Funds 11

schedule of investments
January 31,2013 (unaudited)
diversified money market fund (concluded)

*	Rate shown represents the money market equivalent yield to maturity at purchase.	(C)	Demand Feature - The adjustable rate reflected is the rate in effect on January 31, 2013. The date reported is the final maturity, not the date on which principal could be recovered.
†	At January 31, 2013, cost is identical for book and federal income tax purposes.	CT	- Connecticut
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of January 31, 2013 was $1,361,671,816 and represented 50.2% of net assets.	FFBLL FHLB FNMA LLC	- Federal Financing Bank Liquidity Loan - Federal Home Loan Bank - Federal National Mortgage Association - Limited Liability Company
(B)	Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on January 31, 2013. The date reported is the final maturity.	LOC MTN NY RB Ser	- Letter of Credit - Medium Term Note - New York - Revenue Bond - Series

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commercial Paper - Discounted	$1,050,884,199	$—	$1,050,884,199	$—
Commercial Paper - Interest Bearing	60,000,000	—	60,000,000	—
Commercial Paper - Interest Foreign	55,500,000	—	55,500,000	—
Certificates of Deposit - Yankee	672,401,758	—	672,401,758	—
Corporate Obligations	136,500,000	—	136,500,000	—
Foreign Bank Note	50,000,000	—	50,000,000	—
U.S. Government Agency Obligation	24,996,004	—	24,996,004	—
U.S. Government Guaranteed Obligations	135,287,617	—	135,287,617	—
Variable Rate Demand Note	3,425,000	—	3,425,000	—
Registered Investment Company	10,000,000	10,000,000	—	—
Repurchase Agreements	512,463,979	—	512,463,979	—
Total:	$2,711,458,557	$10,000,000	$2,701,458,557	$—

The accompanying  notes are an integral part of the financial statements.

12 HighMark®  Funds

schedule of investments
January 31,2013 (unaudited)
treasury plus money market fund

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligation - 6.0%			Repurchase Agreements - (continued)
FNMA			Deutsche Bank Securities 0.150%,
0.196%, 08/12/13 (A)	$7,000,000	$6,998,881	dated 01/31/2013, matures on
Total U.S. Government Agency Obligation			02/01/2013, repurchase price
(Cost $6,998,881)		6,998,881	$46,466,267 (collateralized by a
U.S. Government Guaranteed Obligation - 4.3%			U.S. Treasury obligation, par value
Straight - A Funding, Series 1, FFBLL			$51,032,900, 2.750%, 08/15/2042,
0.140%, 02/14/13 * (B)	5,000,000	4,999,748	total market value $47,395,432)	$46,466,073	$46,466,073
U.S. Government Guaranteed Obligation			Total Repurchase Agreements
(Cost $4,999,748)		4,999,748	(Cost $104,466,073)		104,466,073
Repurchase Agreements - 89.7%			Total Investments - 100.0%
Barclays Capital			(Cost $116,464,702) †		116,464,702
0.130%, dated 01/31/2013,			Other Assets & Liabilities, Net - 0.0%		-31,734
matures on 02/01/2013,			Net Assets - 100.0%		$116,432,968
repurchase price $29,000,105
(collateralized by a U.S. Treasury
*              Rate shown represents the money market equivalent yield to maturity at purchase.
†              At January 31, 2013, cost is identical for book and federal income tax purposes.
(A)          Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on January 31, 2013. The date reported is the final maturity.
(B)          Security sold within the terms of a private placement memorandum, exempt from registration under Section 3(a), 4(2) or Rule 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The value of these securities as of January 31, 2013 was $4,999,748 and represented 4.3% of net assets.
FFBLL   - Federal Financing Bank Liquidity Loan
FNMA    - Federal National Mortgage Association

obligation, par value $29,610,600
0.250%, 05/15/2015, total market
value $29,580,094)	29,000,000	29,000,000
Credit Suisse Securities (USA)
0.130%, dated 01/31/2013,
matures on 02/01/2013, repurchase
price $29,000,105 (collateralized by
a U.S. Treasury obligation, par value
$29,530,000, 0.250%, 02/28/14,
total market value $29,583,054)	29,000,000	29,000,000

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2—significant accounting policies in the notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
U.S. Government Agency Obligation	$6,998,881	$	$6,998,881	$
U.S. Government Guaranteed Obligation	4,999,748		4,999,748
Repurchase Agreements	104,466,073		104,466,073
Total:	$116,464,702	$—	$116,464,702	$—

The accompanying  notes are an integral part of the financial statements.

HighMark®  Funds 13

schedule of investments
January 31,2013 (unaudited)
U.S. government money market fund

Description	Par	Value	Description	Par	Value

U.S. Government Agency Obligations - 25.4%			Variable Rate Demand Notes - (continued)
FFCB			Westport Development, Ser B, RB
0.186%, 08/15/14 (A)	$50,000,000	$49,984,853	Guarantee: FNMA
FHLMC			0.160%, 06/15/34	$6,800,000	$6,800,000
0.159%, 06/03/13 (A)	50,000,000	49,993,259	New York State, Dormitory
FNMA			Authority Revenue, Ser B, RB
0.196%, 08/12/13 (A)	75,000,000	74,988,011	Guarantee: FNMA (B)
Total U.S. Government Agency Obligations			0.160%, 11/15/36	15,000,000	15,000,000
(Cost $174,966,123)		174,966,123	New York State, Housing
Variable Rate Demand Notes - 20.4%			Finance Agency Revenue, (B)
California, Milpitas Multi-Family			11th Avenue Housing, Ser B, RB
Housing Revenue Crossing,			Guarantee: FNMA
Ser A, RB			0.160%, 05/15/41	5,100,000	5,100,000
Guarantee: FNMA (B)			38th Street, Ser B, RB
0.100%, 08/15/33	4,800,000	4,800,000	Guarantee: FNMA
California, Sacramento County,			0.180%, 05/15/33	8,700,000	8,700,000
Multi-Family Housing			Biltmore Tower Housing, Ser B, RB
Development Authority, Deer			Guarantee: FNMA
Park Apartments, Ser A, RB			0.160%, 05/15/34	585,000	585,000
Guarantee: FNMA (B)			North End, Ser B, RB
0.200%, 07/15/35	1,050,000	1,050,000	Guarantee: FNMA
California, San Francisco, City &			0.160%, 11/15/36	2,500,000	2,500,000
County Redevelopment, Ser D, RB			Ser B, RB
Guarantee: FNMA (B)			Guarantee: FNMA
0.160%, 06/15/34	26,050,000	26,050,000	0.160%, 05/15/33	11,700,000	11,700,000
California, Simi Valley, Multi-Family			Tower 31 Housing, Ser A, RB
Housing Revenue,			Guarantee: FHLMC
Parker Ranch, Ser A, RB			0.160%, 11/01/36	2,400,000	2,400,000
Guarantee: FNMA (B)			West 33rd Street, Ser B, RB
0.190%, 07/15/36	200,000	200,000	Guarantee: FNMA
California, Statewide Community			0.160%, 11/15/36	3,900,000	3,900,000
Development Authority, Palms			Pennsylvania, Montgomery County,
Apartments, Ser C, RB			Redevelopment Authority,
Guarantee: FNMA (B)			Kingswood Apartments Project,
0.170%, 05/15/35	3,200,000	3,200,000	Ser A, RB
New York City Housing Development,			Guarantee: FNMA (B)
Multi-Family Mortgage Revenue,			0.170%, 08/15/31	5,305,000	5,305,000
Pearl Street Development, Ser B, RB			Virginia, Chesapeake,
Guarantee: FNMA (B)			Redevelopment & Housing
0.160%, 10/15/41	14,125,000	14,125,000	Authority, Multi-Family Housing
New York City Housing			Revenue, Alta Great Bridge, Ser A,
Development, Multi-Family Rent			RB
Housing Revenue, (B)			Guarantee: FNMA (B)
Gold Street, Ser B, RB			0.190%, 01/15/41	1,725,000	1,725,000
Guarantee: FNMA			Washington State Housing Finance
0.160%, 04/15/36	2,395,000	2,395,000	Commission, Multi-Family Housing
Nicole, Ser B,			Revenue, (B)
RB Guarantee: FNMA			Ballard Landmark, Ser B, RB
0.160%, 11/15/35	4,070,000	4,070,000	Guarantee: FHLB
West Street, Ser B, RB			0.200%, 12/15/41	3,510,000	3,510,000
Guarantee: FNMA			Bridgewood Project, Ser B, RB
0.160%, 03/15/36	7,100,000	7,100,000	Guarantee: FNMA
			0.180%, 09/01/34	2,985,000	2,985,000

The accompanying  notes are an integral part of the financial statements.
14 HighMark®  Funds

schedule of investments
January 31,2013 (unaudited)
U.S. government money market fund (continued)

Description	Par	Value	Description	Par	Value

Variable Rate Demand Notes - (continued)			Repurchase Agreements - (continued)
Highland Park Apartments,			Goldman, Sachs
Ser B, RB			0.140%, dated 01/31/13, matures
Guarantee: FNMA			on 02/01/13, repurchase price
0.180%, 07/15/38	$1,550,000	$1,550,000	$35,000,136 (collateralized by two
Pinehurst Apartments Project,			U.S. agency obligations, par value
Ser B, RB			$15,349,000 - $20,360,000,
Guarantee: FNMA			0.000%, 03/15/13 - 07/26/13, total
0.180%, 03/15/39	1,255,000	1,255,000	market value $35,700,753)	$35,000,000	$35,000,000
Ranier Court Project, Ser B, RB			Total Repurchase Agreements
Guarantee: FNMA			(Cost $338,254,104)		338,254,104
0.170%, 12/15/36	3,110,000	3,110,000	Total Investments - 100.0%
Rolling Hills Project, Ser B, RB			(Cost $689,148,458) †		689,148,458
Guarantee: FNMA			Other Assets & Liabilities, Net - 0.0%		-41,709
0.180%, 06/15/37	1,815,000	1,815,000	Net Assets - 100.0%		$689,106,749
Total Variable Rate Demand Notes
(Cost $140,930,000)		140,930,000
*               Rate shown represents the money market equivalent yield to maturity at purchase.
†               At January 31, 2013, cost is identical for book and federal income tax purposes.
(A)           Variable rate security whose interest rate is reset periodically based on an index. The rate reflected is the rate in effect on January 31, 2013. The date reported is the final maturity.
(B)          Demand Feature - Rate shown is as of report date and maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.
(C)          Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other “accredited investors”. The total value of this security as of  January 31, 2013 was $34,998,231 and represented 5.1% of net assets.
FFBLL   - Federal Financing Bank Liquidity Loan
FFCB     - Federal Farm Credit Bank
FHLB     - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA    - Federal National Mortgage Association
RB           - Revenue Bond
Ser          - Series

U.S. Government Guaranteed Obligation - 5.1%
Straight-A Funding, Series I, FFBLL * (C)
0.14%, 02/14/13	35,000,000	34,998,231
U.S. Government Guaranteed Obligation
(Cost $34,998,231)		34,998,231
Repurchase Agreements - 49.1%
Credit Suisse Securities (USA)
0.130%, dated 01/31/13, matures
on 02/01/13, repurchase price
$50,000,181 (collateralized by a
U.S. Treasury obligation, par value
$50,985,000, 0.250%, 02/15/15,
total market value $51,003,762)	50,000,000	50,000,000
Deutsche Bank Securities
0.150%, dated 01/31/13, matures
on 02/01/13, repurchase price
$173,254,826 (collateralized by two
U.S.Treasury obligations, par value
from $76,537,600 - $102,817,300,
1.250% - 2.750%, 09/30/15 -
08/15/42, total market value
$176,719,187)	173,254,104	173,254,104
Deutsche Bank Securities
0.160%, dated 01/31/13, matures
on 02/01/13 repurchase price
$80,000,356 (collateralized by four
U.S. agency obligations, par value
from $2,768,000 - $30,100,000,
0.700% - 2.375%, 08/27/14 -
01/13/22, total market value
$81,600,171)	80,000,000	80,000,000

The accompanying  notes are an integral part of the financial statements.

HighMark®  Funds 15

schedule of investments
January 31,2013 (unaudited)
U.S. government money market fund (concluded)

A summary of the inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant acounting policies in notes to financial statements):

	Total Fair Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Obligations	$174,966,123	$—	$174,966,123	$—
Variable Rate Demand Notes	140,930,000	—	140,930,000	—
U.S Government Guaranteed Obligation	34,998,231	—	34,998,231	—
Repurchase Agreements	338,254,104	—	338,254,104	—
Total:	$689,148,458	$—	$689,148,458	$—

The accompanying  notes are an integral part of the financial statements.

16 HighMark®  Funds

schedule of investments
January 31,2013 (unaudited)
100% U.S. treasury money market fund

Description	Par	Value
U.S. Treasury Bills* - 100.0%
U.S. Treasury Bills
0.096%, 02/14/13	$100,000,000	$99,996,569
0.076%, 02/21/13	100,000,000	99,995,833
0.057%, 02/28/13	150,000,000	149,993,625
0.071%, 03/07/13	32,133,000	32,130,873
0.041%, 03/21/13	100,000,000	99,994,667
0.086%, 03/28/13	30,000,000	29,996,104
0.076%, 04/25/13	50,000,000	49,991,354
Total U.S. Treasury Bills
(Cost $562,099,025)		562,099,025
Total Investments - 100.0%
(Cost $562,099,025) †		562,099,025
Other Assets & Liabilities, Net - 0.0%		(30,868)
Net Assets - 100.0%		$562,068,157

*	Rate shown represents the bond equivalent yield to maturity at purchase.
†	At January 31, 2013, cost is identical for book and federal income tax purposes.

A summary of inputs used to value the Fund’s net assets as of January 31, 2013 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1/31/2013	Price	Inputs	Inputs
U.S. Treasury Bills	$562,099,025	$—	$562,099,025	$—

The accompanying notes are an integral part of the financial statements.

HighMark®  Funds 17

statements of assets and liabilities
January 31, 2013 (unaudited)

	California				100% U.S.
	Tax-Free	Diversified	Treasury Plus	U.S. Government	Treasury
	Money Market	Money Market	Money Market	Money Market	Money Market
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments, at Value +	$476,963,459	$2,198,994,578	$11,998,629	$350,894,354	$562,099,025
Repurchase Agreements, at Value +	—	512,463,979	104,466,073	338,254,104	—
Cash	—	—	—	—	206
Receivable for Investments Sold	10,510,040	—	—	—	—
Receivable for Fund Shares Sold	—	94,630	4	79,520	9,449
Accrued Income	298,548	534,111	1,164	31,709	—
Prepaid Expenses	21,419	94,687	6,870	30,353	37,641
Deferred Compensation	42,024	223,214	9,025	53,616	46,364
Due from Affiliates	630	—	903	—	—
Due from Adviser, net	—	—	—	—	940
Total Assets	487,836,120	2,712,405,199	116,482,668	689,343,656	562,193,625
Liabilities:
Payable for Fund Shares Redeemed	—	455,406	—	1,823	—
Income Distribution Payable	5,591	35,097	228	1,918	853
Investment Adviser Fees Payable	—	194,585	—	—	—
Administration Fees Payable	25,953	348,721	2,157	42,461	1,089
Chief Compliance Officer Fees Payable	2,032	546	1,661	546	546
Custodian Fees Payable	2,743	14,584	592	3,500	3,027
Audit Fees Payable	19,681	29,454	18,403	23,123	20,768
Deferred Compensation Payable	42,024	223,214	9,025	53,616	46,364
Transfer Agent Fees Payable	9,256	31,734	3,411	23,652	9,978
Printing Fees Payable	24,418	92,720	7,544	56,232	28,709
Trustees Fees Payable	5,345	13,730	1,170	11,446	3,415
Accrued Expenses and Other Payables	21,391	56,091	5,509	18,590	10,719
Total Liabilities	158,434	1,495,882	49,700	236,907	125,468
Net Assets	$487,677,686	$2,710,909,317	$116,432,968	$689,106,749	$562,068,157

Net Assets:
Paid-in Capital (unlimited authorized—no par
value)	$487,644,434	$2,710,930,364	$116,432,751	$689,104,680	$562,144,623
Undistributed Net Investment Income	32,754	—	217	—	—
Accumulated Net Realized Gain (Loss) on
Investments	498	(21,047)	—	2,069	(76,466)
Net Assets	$487,677,686	$2,710,909,317	$116,432,968	$689,106,749	$562,068,157
+ Cost of Investments and Repurchase Agreements	$476,963,459	$2,711,458,557	$116,464,702	$689,148,458	$562,099,025
Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

18 HighMark®  Funds

statements of assets and liabilities
January 31, 2013 (unaudited)

	California							100% U.S.
	Tax-Free		Diversified		Treasury Plus		U.S. Government	Treasury
	Money Market		Money Market		Money Market		Money Market	Money Market
	Fund		Fund		Fund		Fund	Fund
Fiduciary Shares:
Net Assets		$178,494,297		$2,294,065,489		$112,605,429	$625,792,419		$380,046,545
Shares of beneficial interest outstanding		178,482,214		2,294,083,171		112,605,389	625,813,308		380,167,871
Net Asset Value, Offering and Redemption Price
Per Share		$1.00		$1.00		$1.00	$1.00		$1.00

Class A Shares:
Net Assets		$294,083,154		$324,971,230		$3,827,439	$37,982,422		$116,505,063
Shares of beneficial interest outstanding		294,068,168		324,973,974		3,827,437	37,983,723		116,533,069
Net Asset Value, Offering and Redemption Price
Per Share		$1.00		$1.00		$1.00	$1.00		$1.00

Class B Shares:
Net Assets	$	N/A	$	N/A	$	N/A	$8,708	$	N/A
Shares of beneficial interest outstanding		N/A		N/A		N/A	8,708		N/A
Net Asset Value and Offering Price Per Share (A)	$	N/A	$	N/A	$	N/A	$1.00	$	N/A

Class C Shares:
Net Assets	$	N/A	$	N/A	$	N/A	$1,398,165	$	N/A
Shares of beneficial interest outstanding		N/A		N/A		N/A	1,398,214		N/A
Net Asset Value and Offering Price Per Share (A)	$	N/A	$	N/A	$	N/A	$1.00	$	N/A

Class S Shares:
Net Assets		$15,100,235		$91,872,598		$100	$23,925,035		$65,516,549
Shares of beneficial interest outstanding		15,099,494		91,873,333		100	23,926,130		65,532,693
Net Asset Value, Offering and Redemption Price
Per Share		$1.00		$1.00		$1.00	$1.00		$1.00

N/A	Not Applicable
(A)	Class B and Class C have contingent deferred sales charges (See Note 3 in the notes to financial statements).

The accompanying notes are an integral part of the financial statements.

HighMark®  Funds  19

statements of operations
For the Six Month Period Ended January 31, 2013 (unaudited)

	California				100% U.S.
	Tax-Free	Diversified	Treasury Plus	U.S. Government	Treasury
	Money Market	Money Market	Money Market	Money Market	Money Market
	Fund	Fund	Fund	Fund	Fund

Interest Income	$487,758	$3,714,519	$104,117	$762,291	$341,663
Dividend Income	38	24,890	—	—	—

Total Investment Income	487,796	3,739,409	104,117	762,291	341,663
Expenses:
Investment Adviser Fees	771,801	3,460,099	175,581	1,194,333	1,047,312
Shareholder Servicing Fees Fiduciary Shares	265,652	2,360,579	142,116	830,387	574,104
Shareholder Servicing Fees Class A Shares	359,752	402,350	5,191	49,018	209,652
Shareholder Servicing Fees Class B Shares	—	—	—	17	—
Administration Fees	386,504	1,728,320	87,737	599,537	524,739
Custodian Fees	16,079	72,085	3,658	25,019	21,954
Trustees Fees	20,022	73,380	4,853	36,018	24,213
Chief Compliance Officer Fees	7,010	5,524	6,638	5,524	5,524
Distribution Fees Class A Shares	359,752	402,350	5,191	49,018	209,652
Distribution Fees Class B Shares	—	—	—	53	—
Distribution Fees Class C Shares	—	—	—	5,473	—
Distribution Fees Class S Shares	39,081	265,069	—	250,992	195,809
Registration Fees	6,450	21,552	5,102	30,393	20,746
Transfer Agent Fees	24,081	84,929	7,893	50,987	30,433
Printing Fees	27,767	102,483	9,152	49,123	35,543
Audit Fees	16,063	21,901	15,297	17,846	16,843
Legal Fees	20,279	93,180	4,118	41,958	31,860
Miscellaneous Fees	23,483	63,899	22,366	48,459	18,783
Total Expenses	2,343,776	9,157,700	494,893	3,284,155	2,967,167
Less: Waivers and Reimbursements
Investment Adviser Fee Waiver	(764,425)	(2,213,360)	(175,581)	(1,188,946)	(955,541)
Shareholder Servicing Fee Waiver—Fiduciary Shares (Note 3)	(265,652)	(2,360,579)	(142,116)	(830,387)	(574,104)
Shareholder Servicing Fee Waiver—Class A Shares (Note 3)	(359,752)	(402,350)	(5,191)	(49,018)	(209,652)
Shareholder Servicing Fee Waiver—Class B Shares (Note 3)	—	—	—	(17)	—
Distribution Fee Waiver—Class A Shares (Note 3)	(359,752)	(402,350)	(5,191)	(49,018)	(209,652)
Distribution Fee Waiver—Class B Shares (Note 3)	—	—	—	(53)	—
Distribution Fee Waiver—Class C Shares (Note 3)	—	—	—	(5,473)	—
Distribution Fee Waiver—Class S Shares (Note 3)	(39,081)	(265,069)	—	(250,992)	(195,809)
Administration Fee Waiver	(93,105)	—	(62,866)	(164,374)	(489,486)
Reimbursement of Expenses by Adviser	—	—	(1,302)	—
Total Waivers and Reimbursements	(1,881,767)	(5,643,708)	(392,247)	(2,538,278)	(2,634,244)
Total Net Expenses	462,009	3,513,992	102,646	745,877	332,923
Net Investment Income	25,787	225,417	1,471	16,414	8,740
Net Realized Gain on Investments	498	—	—	3,746	6,635
Increase in Net Assets Resulting from Operations	$26,285	$225,417	$1,471	$20,160	$15,375

Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

20 HighMark®  Funds

This Page Left Blank Intentionally.

HighMark® Funds 21

statements of changes in net assets

	California Tax-free
	Money Market Fund
	Six Months
	Ended
	1/31/2013	Year Ended
	(unaudited)	7/31/2012
Investment Activities:
Net Investment Income	$25,787	$51,864
Net Realized Gain (Loss) on Investments	498	22
Net Increase in Net Assets Resulting From Operations	26,285	51,886
Dividends and Distributions to Shareholders:
Net Investment Income:
Fiduciary Shares	(17,554)	(23,656)
Class A Shares	(24,183)	(26,739)
Class B Shares	—	—
Class C Shares	—	—
Class S Shares	(1,173)	(1,469)
Total Dividends and Distributions	(42,910)	(51,864)
Net Increase (Decrease) in Net Assets From:
Share Transactions (A)	(43,130,643)	(22,243,718)
Total Increase (Decrease) in Net Assets	(43,147,268)	(22,243,696)
Net Assets:
Beginning of Period	530,824,954	553,068,650
End of Period	$487,677,686	$530,824,954
Undistributed Net Investment Income	$32,754	$49,877

Amounts designated as “—” are either not applicable or less than $1.00.
(A)     For details on share transaction by class, see statements of changes in net assets — capital stock activity on pages 24 - 27.

The accompanying notes are an integral part of the financial statements.

22 HighMark® Funds

Diversified Money Market		Treasury Plus Money Market		U.S. Government Money		100% U.S. Treasury Money
Fund		Fund		Market Fund		Market Fund
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended	1/31/2013	Year Ended
(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012	(unaudited)	7/31/2012
$225,417	$389,594	$1,471	$4,298	$16,414	$45,812	$8,740	$15,109
—	(21,047)	—	42	3,746	54	6,635	(4,089)
225,417	368,547	1,471	4,340	20,160	45,866	15,375	11,020
(184,402)	(374,311)	(1,419)	(4,138)	(13,731)	(38,249)	(5,752)	(9,440)
(31,546)	(77,183)	(52)	(160)	(780)	(1,877)	(2,098)	(3,112)
—	—	—	—	—	(1)	—	—
—	—	—	—	(20)	(19)	—	—
(9,469)	(18,708)	—	—	(1,883)	(5,666)	(890)	(2,557)
(225,417)	(470,202)	(1,471)	(4,298)	(16,414)	(45,812)	(8,740)	(15,109)
499,462,277	(333,975,140)	24,805,818	(104,231,416)	(443,673,466)	(209,076,975)	(190,246,344)	178,718,917
499,462,277	(334,076,795)	24,805,818	(104,231,374)	(443,669,720)	(209,076,921)	(190,239,709)	178,714,828
2,211,447,040	2,545,523,835	91,627,150	195,858,524	1,132,776,469	1,341,853,390	752,307,866	573,593,038
$2,710,909,317	$2,211,447,040	$116,432,968	$91,627,150	$689,106,749	$1,132,776,469	$562,068,157	$752,307,866
$—	$—	$217	$217	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 23

statements of changes in net assets
(capital stock activity)

	California Tax-free Money Market Fund
	Six Months Ended
	1/31/2013		Year Ended
	(unaudited)		7/31/2012
	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	317,440,598	$317,440,598	407,141,567	$407,141,567
Reinvestment of Dividends and Distributions	33	33	51	51
Cost of Shares Redeemed	(364,482,209)	(364,482,209)	(421,992,729)	(421,992,729)
Total Fiduciary Share Transactions	(47,041,578)	(47,041,578)	(14,851,111)	(14,851,111)
Class A Shares:
Proceeds from Shares Issued	136,116,491	136,116,491	324,123,839	324,123,839
Reinvestment of Dividends and Distributions	24,183	24,183	26,701	26,701
Cost of Shares Redeemed	(132,492,897)	(132,492,897)	(329,739,401)	(329,739,401)
Total Class A Share Transactions	3,647,777	3,647,777	(5,588,861)	(5,588,861)
Class S Shares:
Proceeds from Shares Issued	21,358,000	21,358,000	40,176,000	40,176,000
Reinvestment of Dividends and Distributions	1,173	1,173	1,469	1,469
Cost of Shares Redeemed	(21,096,015)	(21,096,015)	(41,981,215)	(41,981,215)
Total Class S Share Transactions	263,158	263,158	(1,803,746)	(1,803,746)
Net Decrease from Capital Stock Activity	(43,130,643)	$(43,130,643)	(22,243,718)	$(22,243,718)

Amounts designated as “—” are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

24 HighMark® Funds

Diversified Money Market Fund				Treasury Plus Money Market Fund
Six Months Ended				Six Months Ended
1/31/2013		Year Ended		1/31/2013		Year Ended
(unaudited)		7/31/2012		(unaudited)		7/31/2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

3,548,985,818	$3,548,985,818	4,023,675,491	$4,023,675,491	876,917,674	$876,917,674	1,509,899,341	$1,509,899,341
14,515	14,515	38,130	38,130	—	—	—	—
(3,010,307,391)	(3,010,307,391)	(4,252,590,642)	(4,252,590,642)	(852,331,724)	(852,331,724)	(1,606,359,592)	(1,606,359,592)
538,692,942	538,692,942	(228,877,021)	(228,877,021)	24,585,950	24,585,950	(96,460,251)	(96,460,251)
205,454,856	205,454,856	427,376,857	427,376,857	3,126,193	3,126,193	76,608,297	76,608,297
31,281	31,281	76,739	76,739	52	52	160	160
(243,801,639)	(243,801,639)	(518,231,461)	(518,231,461)	(2,906,377)	(2,906,377)	(84,379,721)	(84,379,721)
(38,315,502)	(38,315,502)	(90,777,865)	(90,777,865)	219,868	219,868	(7,771,264)	(7,771,264)
141,776,764	141,776,764	297,964,725	297,964,725	—	—	100	100
9,469	9,469	18,708	18,708	—	—	—	—
(142,701,396)	(142,701,396)	(312,303,687)	(312,303,687)	—	—	(1)	(1)
(915,163)	(915,163)	(14,320,254)	(14,320,254)	—	—	99	99
499,462,277	$499,462,277	(333,975,140)	$(333,975,140)	24,805,818	$24,805,818	(104,231,416)	$(104,231,416)

The accompanying notes are an integral part of the financial statements.

HighMark® Funds 25

statements of changes in net assets
(capital stock activity)

	U.S. Government Money Market Fund
	Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31/2012
	Shares	Dollars	Shares	Dollars
Share Transactions:
Fiduciary Shares:
Proceeds from Shares Issued	1,276,663,656	$1,276,663,656	3,932,802,203	$3,932,802,203
Reinvestment of Dividends and Distributions	13,731	13,731	1,843	1,843
Cost of Shares Redeemed	(1,577,128,753)	(1,577,128,753)	(4,188,384,537)	(4,188,384,537)
Total Fiduciary Share Transactions	(300,451,366)	(300,451,366)	(255,580,491)	(255,580,491)

Class A Shares:
Proceeds from Shares Issued	35,801,701	35,801,701	46,374,511	46,374,511
Reinvestment of Dividends and Distributions	780	780	1,831	1,831
Cost of Shares Redeemed	(41,156,993)	(41,156,993)	(57,692,730)	(57,692,730)
Total Class A Share Transactions	(5,354,512)	(5,354,512)	(11,316,388)	(11,316,388)

Class B Shares:
Reinvestment of Dividends and Distributions	—	—	1	1
Cost of Shares Redeemed	(362)	(362)	(138,526)	(138,526)
Total Class B Share Transactions	(362)	(362)	(138,525)	(138,525)

Class C Shares:
Proceeds from Shares Issued	213,728	213,728	2,246,979	2,246,979
Reinvestment of Dividends and Distributions	20	20	10	10
Cost of Shares Redeemed	(324,449)	(324,449)	(1,008,495)	(1,008,495)
Total Class C Share Transactions	(110,701)	(110,701)	1,238,494	1,238,494

Class S Shares:
Proceeds from Shares Issued	300,993,979	300,993,979	1,011,390,966	1,011,390,966
Reinvestment of Dividends and Distributions	1,883	1,883	5,666	5,666
Cost of Shares Redeemed	(438,752,387)	(438,752,387)	(954,676,697)	(954,676,697)
Total Class S Share Transactions	(137,756,525)	(137,756,525)	56,719,935	56,719,935
Net Decrease from Capital Stock Activity	(443,673,466)	$(443,673,466)	(209,076,975)	$(209,076,975)

Amounts designated as “—” are either not applicable or less than  $1.00.

The accompanying notes are an integral part of the financial statements.

26 HighMark® Funds

100% U.S. Treasury Money Market Fund
Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31/2012
Shares	Dollars	Shares	Dollars

1,274,361,251	$1,274,361,251	1,213,196,723	$1,213,196,723
79	79	94	94
(1,390,520,840)	(1,390,520,840)	(1,111,603,511)	(1,111,603,511)
(116,159,510)	(116,159,510)	101,593,306	101,593,306

157,872,074	157,872,074	404,194,151	404,194,151
2,095	2,095	3,105	3,105
(220,477,162)	(220,477,162)	(318,177,470)	(318,177,470)
(62,602,993)	(62,602,993)	86,019,786	86,019,786

—	—	—	—
—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

259,360,967	259,360,967	594,547,913	594,547,913
890	890	2,545	2,545
(270,845,698)	(270,845,698)	(603,444,633)	(603,444,633)
(11,483,841)	(11,483,841)	(8,894,175)	(8,894,175)
(190,246,344)	$(190,246,344)	178,718,917	$178,718,917

The accompanying notes are an integral part of the financial statements.

HighMark® Funds  27

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited)
and the Years or Periods Ended July 31, (unless otherwise indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Total from Operations		Dividends and Distributions		Total from Dividends and Distributions	Net Asset Value, End of Period	Total Return**	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income to Average Net Assets
		Net Investment Income†		Net Realized Gain (Loss) on Investments				Net Investment Income	Capital Gains

California Tax– Free Money Market Fund
Fiduciary Shares
2013*	$1.00	$–	††	$–	††	$–	††	$– ††	$–	$– ††	$1.00	0.01%	$178,494	0.18%		0.76%	0.01%
2012	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.01	225,544	0.24		0.77	0.01
2011	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.06	240,393	0.46		0.76	0.06
2010	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.03	200,245	0.40	†††	0.78	0.03
2009	1.00	0.011		–		0.011		(0.011)	–	(0.011)	1.00	1.15	343,075	0.54	†††	0.79	1.14
2008	1.00	0.024		0.001		0.025		(0.025)	–	(0.025)	1.00	2.55	460,265	0.49		0.76	2.42

Class A Shares
2013*	$1.00	$–	††	$–	††	$–	††	$– ††	$–	$– ††	$1.00	0.01%	$294,083	0.18%		1.01%	0.01%
2012	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.01	290,443	0.24		1.02	0.01
2011	1.00	–	††	–		–	††	– ††	–	– ††	1.00	0.02	296,035	0.50		1.01	0.02
2010	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.02	299,724	0.42	†††	1.03	0.02
2009	1.00	0.009		–		0.009		(0.009)	–	(0.009)	1.00	0.93	604,164	0.78	†††	1.04	0.90
2008	1.00	0.024		0.001		0.023		(0.023)	–	(0.023)	1.00	2.30	674,650	0.74		1.01	2.17

Class S Shares
2013*	$1.00	$–	††	$–	††	$–	††	$– ††	$–	$– ††	$1.00	0.01%	$15,100	0.18%		1.06%	0.01%
2012	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.01	14,838	0.24		1.07	0.01
2011	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.02	16,642	0.49		1.06	0.03
2010	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.02	23,895	0.42	†††	1.08	0.02
2009	1.00	0.007		–		0.007		(0.007)	–	(0.007)	1.00	0.73	39,228	0.97	†††	1.09	0.71
2008	1.00	0.019		0.001		0.020		(0.020)	–	(0.020)	1.00	2.04	34,968	0.99		1.06	1.92

Diversified Money Market Fund
Fiduciary Shares
2013*	$1.00	$–	††	$–		$–	††	$– ††	$–	$– ††	$1.00	0.01%	$2,294,065	0.30%		0.75%	0.02%
2012	1.00	0.001		–	††	0.001		(0.001)	–	0.001	1.00	0.02	1,755,370	0.37		0.75	0.02
2011	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.06	1,984,330	0.48		0.75	0.06
2010	1.00	0.003		–	††	0.003		(0.003)	–	(0.003)	1.00	0.25	1,932,702	0.56	†††	0.76	0.26
2009	1.00	0.015		–		0.015		(0.015)	–	(0.015)	1.00	1.55	2,415,777	0.58	†††	0.80	1.53
2008	1.00	0.037		–		0.037		(0.037)	–	(0.037)	1.00	3.81	2,193,518	0.54		0.76	3.66

Class A Shares
2013*	$1.00	$–	††	$–		$–	††	$– ††	$–	$– ††	$1.00	0.01%	$324,971	0.30%		1.00%	0.02%
2012	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.02	363,289	0.37		1.00	0.02
2011	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.05	454,082	0.49		1.00	0.04
2010	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.10	450,045	0.73	†††	1.01	0.10
2009	1.00	0.013		–		0.013		(0.013)	–	(0.013)	1.00	1.30	858,653	0.83	†††	1.05	1.28
2008	1.00	0.034		0.001		0.035		(0.035)	–	(0.035)	1.00	3.55	981,601	0.79		1.01	3.41

Class S Shares
2013*	$1.00	$–	††	$–		$–	††	$– ††	$–	$– ††	$1.00	0.01%	$91,873	0.30%		1.05%	0.02%
2012	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.02	92,788	0.37		1.05	0.02
2011	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.05	107,112	0.50		1.05	0.04
2010	1.00	0.001		–	††	0.001		(0.001)	–	(0.001)	1.00	0.07	182,385	0.75	†††	1.06	0.07
2009	1.00	0.013		–		0.010		(0.010)	–	(0.010)	1.00	1.05	234,462	1.08	†††	1.10	1.03
2008	1.00	0.034		–		0.032		(0.032)	–	(0.032)	1.00	3.29	333,995	1.04		1.06	3.16

Treasury Plus Money Market Fund
Fiduciary Shares
2013*	$1.00	$–	††	$–		$–	††	$– ††	$–	$– ††	$1.00	0.00%	$112,605	0.17%		0.83%	0.000/0 ††
2012	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.00	88,019	0.11		0.81	0.00 ††
2011	1.00	–	††	–		–	††	– ††	–	– ††	1.00	0.02	184,480	0.13		0.79	0.01
2010	1.00	0.001		–		0.001		(0.001)	–	(0.001)	1.00	0.05	172,706	0.14	†††	0.80	0.05
2009(1)	1.00	0.004	^	–		0.004		(0.004)	–	(0.004)	1.00	0.41	139,233	0.15	†††	0.80	0.23

Class A Shares
2013*	$1.00	$–	††	$–		$–	††	$– ††	$–	$– ††	$1.00	0.00%	$3,827	0.17%		1.08%	0.000/0 ††
2012	1.00	–	††	–	††	–	††	– ††	–	– ††	1.00	0.00	3,608	0.11		1.06	0.00 ††
2011	1.00	–	††	–		–	††	– ††	–	– ††	1.00	0.02	11,379	0.12		1.04	0.02
2010	1.00	–	††	–		–		– ††	–	– ††	1.00	0.03	14,672	0.16	†††	1.05	0.03
2009(1)	1.00	0.001	^	–		0.001		(0.001)	–	(0.001)	1.00	0.10	13,847	0.30	†††	1.05	0.08

The accompanying notes are an integral part of the financial statements.

28 HighMark® Funds

	Net Asset Value, Beginning of Period	Investment Activities						Dividends and Distributions			Total from Dividends and Distributions		Net Asset Value, End of Period			Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Net Investment Income to Average Net Assets
		Net Iestment Income†		Net Realized Gain (Loss) on Investments		Total from Operations		Net Investment Income		Capital Gains				Total Return**	Net Assets, End of Period (000)

Treasury Plus Money Market Fund (continued)
Class S Shares
2013*	$1.00	$–	††	$–		$–	††	$–	††	$–	$–	††	$1.00	0.00%	$–	0.17%		1.14%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–		–	–		1.00	0.00	–	0.55		1.00	0.00	††
2011(2)	1.00	–	††	–		–		–		–	–		1.00	0.00	–	0.12		0.54	0.02
2010 (2)	1.00	–		–		–		–		–	–		1.00	0.00	–	0.14	†††	1.10	0.05
2009 (1) (2)	1.00	–	^	–		–		–		–	–		1.00	0.00	–	0.15	†††	0.55	0.23

U.S. Government Money Market Fund
Fiduciary Shares
2013*	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$625,792	0.19%		0.78%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	926,242	0.14		0.76	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.03	1,181,823	0.16		0.76	0.03
2010	1.00	0.001		–		0.001		(0.001)		–	(0.001)		1.00	0.08	932,370	0.16	†††	0.77	0.08
2009	1.00	0.009	^	–		0.009		(0.009)		–	(0.009)		1.00	0.95	873,242	0.49	†††	0.80	0.88
2008	1.00	0.031		0.001		0.032		(0.032)		–	(0.032)		1.00	3.25	576,230	0.54		0.78	3.14

Class A Shares
2013*	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$37,982	0.19%		1.03%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	43,337	0.14		1.01	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.03	54,653	0.16		1.01	0.03
2010	1.00	0.001		–		0.001		(0.001)		–	(0.001)		1.00	0.06	40,888	0.18	†††	1.02	0.06
2009	1.00	0.008	^	–		0.008		(0.008)		–	(0.008)		1.00	0.79	66,319	0.67	†††	1.05	0.70
2008	1.00	0.029		0.001		0.030		(0.030)		–	(0.030)		1.00	2.99	80,235	0.79		1.05	2.89

Class B Shares
2013*	$1.00	$–	††	$–	††	$–	††	$–		$–	$–	††	$1.00	0.00%	$9	0.19%		1.52%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	9	0.14		1.51	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.03	148	0.16		1.51	0.03
2010	1.00	0.001		–		0.001		(0.001)		–	(0.001)		1.00	0.06	175	0.18	†††	1.52	0.06
2009	1.00	0.005	^	–		0.005		(0.005)		–	(0.005)		1.00	0.47	236	0.94	†††	1.55	0.43
2008	1.00	0.022		0.001		0.023		(0.023)		–	(0.023)		1.00	2.30	127	1.48		1.51	2.20

Class C Shares
2013*	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$1,398	0.19%		1.28%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	1,509	0.14		1.26	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.03	270	0.16		1.26	0.03
2010	1.00	0.001		–		0.001		(0.001)		–	(0.001)		1.00	0.06	321	0.18	†††	1.27	0.06
2009	1.00	0.006	^	–		0.006		(0.006)		–	(0.006)		1.00	0.58	308	0.82	†††	1.30	0.55
2008	1.00	0.024		0.001		0.025		(0.025)		–	(0.025)		1.00	2.53	251	1.24		1.28	2.44

Class S Shares
2013*	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$23,925	0.19%		1.08%	0.000/0	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	161,679	0.14		1.06	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.03	104,959	0.16		1.06	0.03
2010	1.00	–	††	–		–	††	–	††	–	–	††	1.00	0.05	179,034	0.19	†††	1.07	0.05
2009	1.00	0.007	^	–		0.007		(0.007)		–	(0.007)		1.00	0.67	158,151	0.78	†††	1.10	0.59
2008	1.00	0.026		0.001		0.027		(0.027)		–	(0.027)		1.00	2.74	161,100	1.04		1.08	2.64

Amounts designated as "-" are either $0 or have been rounded to $0. For Net Assets, "-" is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
***	Annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
††	Amount represents less than $0.001 or 0.005%.
†††
The effect of participating in the Treasury's Temporary Guarantee Program expense for the years ended 07/31/10 and 07/31/09, respectively, was 0.01% and 0.04% for the California Tax-Free Money Market Fund, 0.01% and 0.04% for the Diversified Money Market Fund, 0.00% and 0.00% for the Treasury Plus Money Market Fund and 0.00% and 0.03% for the U.S. Government Money Market Fund.A

^	Per share amounts calculated using SEC method.
(1)	Commenced operations on August 14, 2008.
(2)	This class had only one share outstanding throughout the periods shown, therefore investment activities were not generated or were less than $0.001.

The accompanying notes are an integral part of the financial statements.

HighMark® Funds  29

financial highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended January 31, 2013 (unaudited)
and the Years or Periods Ended July 31, (unless otherwise indicated)

	Net Asset Value, Beginning of Period	Investment Activities				Total from Operations		Dividends and Distributions			Total from Dividends and Distributions		Net Asset Value, End of Period		Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reduction of Expenses	Ratio of Investment Income to Average Net Assets
		Net Iestment Income†		Net Realized Gain (Loss) on Investments				Net Investment Income		Capital Gains				Total Return**

100% U.S. Treasury Money Market Fund
Fiduciary Shares
2013	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$380,047	0.10%		0.76%	0.00	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	496,224	0.04		0.76	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	394,618	0.11		0.76	0.01
2010	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	405,745	0.13	†††	0.77	0.01
2009	1.00	0.003		–		0.003		(0.003)		–	(0.003)		1.00	0.27	452,594	0.36	†††	0.80	0.25
2008	1.00	0.023		–		0.023		(0.023)		–	(0.023)		1.00	2.27	465,490	0.54		0.76	2.21

Class A Shares
2013	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$116,505	0.10%		1.01%	0.00	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	179,088	0.04		1.01	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	93,087	0.11		1.01	0.01
2010	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	144,867	0.13	†††	1.02	0.01
2009	1.00	0.002		–		0.002		(0.002)		–	(0.002)		1.00	0.19	163,323	0.42	†††	1.05	0.19
2008	1.00	0.020		–		0.020		(0.020)		–	(0.020)		1.00	2.02	125,056	0.79		1.01	1.96

Class S Shares
2013	$1.00	$–	††	$–	††	$–	††	$–	††	$–	$–	††	$1.00	0.00%	$65,517	0.10%		1.06%	0.00	††
2012	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.00	76,995	0.04		1.06	0.00	††
2011	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	85,888	0.11		1.06	0.01
2010	1.00	–	††	–	††	–	††	–	††	–	–	††	1.00	0.01	324,771	0.13	†††	1.07	0.01
2009	1.00	0.001		–		0.001		(0.001)		–	(0.001)		1.00	0.14	120,404	0.52	†††	1.10	0.09
2008	1.00	0.018		–		0.018		(0.018)		–	(0.018)		1.00	1.77	168,509	1.04		1.06	1.71

Amounts designated as "–" are either $0 or have been rounded to $0. For Net Assets, "–" is an amount less than $1,000.
*	For the six month period ended January 31, 2013 (unaudited). All ratios for the period ended have been annualized.
**	Total return does not reflect any applicable sales charge. Total return is for the period indicated and has not been annualized.
†	Per share amounts calculated using average shares method, unless otherwise indicated.
†††	Amount represents less than $0.001 or 0.005%.
†††
    The effect of participating in the Treasury's Temporary Guarantee Program expense for the years ended 07/31/10 and 07/31/09 was 0.01% and 0.04%, respectively for the 100% U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

30 HighMark® Funds

notes to financial statements
January 31, 2013 (unaudited)

1. organization

HighMark® Funds (“HighMark”  or the “Trust”) was organized  as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment company with twenty-six  separate funds. The following funds of the Trust are included in these financial statements: Cal- ifornia Tax-Free Money Market  Fund, Diversified Money Mar- ket Fund, Treasury Plus Money Market  Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money  Market Fund (collectively, the “Money  Market  Funds”). The Money Market Funds are collectively  the “Funds” and each is a “Fund.” All of the series of HighMark Funds included in the Trust, except for HighMark Wisconsin Tax-Exempt Fund, are diversi- fied investment companies. Pursuant to HighMark’s multiple class plan, the Funds may offer up to five classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the “Retail  Shares”), Fiduciary  Shares and Class S Shares. The Funds’ prospectuses provide a description  of each Fund’s investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.
Fair Value Measurements — The inputs and valuations tech- niques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

● Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

● Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and con- sistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the mar- ket. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

2. significant accounting policies

The following  is a summary of significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Security Valuation — All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of invest- ments may differ significantly from the values that would have been used had a ready market existed for such invest- ments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be sub- ject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended January 31, 2013 there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of the Fund’s investments as of January 31, 2013 is included with each Fund’s schedule of investments.

Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining real- ized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any,

 HighMark® Funds 31

notes to financial statements (continued)
January 31, 2013 (unaudited)

during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign invest- ments, as soon as a Fund is made aware of it.

Repurchase Agreements — Securities pledged as collateral  for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the Adviser or the Administrator) are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or lim- ited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obligations.

Classes — Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any divi- dends or other distributions. Net realized capital gains, if any, will be distributed at least annually by all Funds.

Deferred Compensation Plan — Under the deferred compensa- tion plan approved by HighMark’s Board of Trustees (the “Board”), members of the Board (the “Trustees”) who are not officers or employees of Union Bank, N.A. (the “Bank”) or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

3. agreements and transactions with affiliates

HighMark and the Adviser are parties to an investment advi- sory agreement. For its services, the Adviser is entitled  to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market	0.30%
Diversified Money Market	0.30%
Treasury Plus Money Market	0.30%
U.S. Government Money Market	0.30%
100% U.S. Treasury Money Market	0.30%

The Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the “Excluded Costs”)) through November 30, 2013 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

	Shares	Shares	Shares	Shares	Shares
California Tax-Free Money Market	0.55%	0.80%	n/a	n/a	1.05%
Diversified Money Market	0.57	0.82	n/a	n/a	1.07
Treasury Plus Money Market	0.55	0.8	n/a	n/a	1.05
U.S. Government Money Market	0.57	0.82	1.52%	1.27%	1.07
100% U.S. Treasury Money Market	0.55	0.8	n/a	n/a	1.05

In addition to the fee waiver and expense reimbursement described above, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its contractual fee waiver and expense reimbursement to the extent necessary to maintain a certain minimum net yield for the Funds and/or one or more classes of shares of the Funds as determined by the Adviser.

Effective December 1, 2009, the Adviser may recoup from the Fund(s) any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occur(ed), subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment  could reduce a Fund’s future total return. For the six months ended January 31, 2013 the Funds did not recoup any fees or expenses.

The total amount of fees waived and/or assumed by the Adviser during the last six months ended January 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds’ respective limi- tation,  is as follows:

	2013	Expiring 2014	2015	2016
CA Tax-Free Money Market	$647,577	$359,676	$1,370,214	$764,424
Diversified Money Market	—	886,489	3,147,718	2,213,360
Treasury Plus Money Market	362,876	546,346	515,782	175,581
U.S. Government Money Market	2,147,285	3,014,215	3,335,756	1,188,946
100% US Treasury Money Market	1,508,719	2,649,621	1,945,757	1,047,279

32 HighMark® Funds

A Fund’s total actual annual operating  expense ratio may be less than  the amount shown for such Fund above due to addi- tional waivers/reimbursements described below.

The Administrator  and HighMark are parties to an admin- istrative  services agreement (“Administrative  Services Agreement”) under which the Administrator  provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.  For the six months ended January 31, 2013, the Administrator voluntarily waived a portion of its administration fee for the California Tax-Free Money Market  Fund, Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund’s Class A Shares, 0.75% of the daily net assets attributable to each Fund’s Class B Shares, 0.75% of the daily net assets attributable to each Fund’s Class C Shares and 0.55% of the daily net assets attributable to each Fund’s Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares and up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the six months ended January 31, 2013. The Distributor waived the following amounts during the period:

	Class A	Class B	Class C	Class S
Pursuant to a separate agreement with the Administrator,  BNY Mellon  Investment  Servicing (US) Inc. (the “Sub- Administrator”), performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 bil- lion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the six months ended January 31, 2013, the Sub-Administrator  earned sub-administration  fees in the amount of $552,861.

Certain officers of HighMark are also officers of the Adviser, the Adviser’s parent and the Sub-Administrator.  Such officers, except for the Funds’ Chief Compliance Officer, are paid no fees by the Funds for serving as officers  of HighMark.

The Trustees who are not deemed “interested persons” of HighMark (“Independent  Trustees”) receive quarterly  retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial  Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (formerly known as High- Mark Funds Distributors, Inc.) (the “Distributor”), a whollyowned subsidiary of Foreside Funds Distributors LLC (formerly known as BNY Mellon Distributors LLC), and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the “Plans”) with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans.
CA Tax-Free Money Market	$359,752	N/A	N/A	$39,081
Diversified Money Market	402,350	N/A	N/A	265,069
Treasury Plus Money Market	5,191	N/A	N/A	N/A
U.S. Government Money Market	49,018	53	5,473	250,992
100% US Treasury Money Market	209,652	N/A	N/A	195,809

HighMark has also adopted shareholder service plans/ agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, which have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the six months ended January 31, 2013. For the six months ended January 31, 2013, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2, which is included in the shareholder servicing fees and the related waivers on the statements of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class

B Shares until the redemption of such shares.

Years Since Purchase Made	Contingent Deferred Sales Charge
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and Eighth	None

HighMark® Funds 33

notes to financial statements (concluded)
January 31, 2013 (unaudited)

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund’s daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2012 and July 31, 2011 were as follows:

4. federal income taxes

It is each Fund’s intention to continue to qualify as a regu-lated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains.

Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended

July 31, 2009 through July 31, 2012) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from account-ing principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such
		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total

	California Tax-Free
	Money Market
	2012	$54,591	$32	$-	$-	54,623
	2011	189,596	571	-	-	190,167
	Diversified Money
	Market
	2012	-	472,305	-	-	472,305
	2011	-	1,364,246	-	-	1,364,246
	Treasury Plus
	Money Market
	2012	-	4,407	-	-	4,407
	2011	-	27,509	-	-	27,509
	U.S. Government
	Money Market
	2012	-	47,893	-	-	47,893
	2011	-	333,064	-	-	333,064
	100% U.S. Treasury
	Money Market
	2012	-	15,092	-	-	15,092
	2011	-	70,042	-	-	70,042

As of July 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Late Year Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)

California Tax-Free Money Market	$—	$51,854	$—	$—	$—	$—	$(1,977)	$49,877
Diversified Money Market	26,869	—	—	(21,047)	—	—	(26,869)	(21,047)
Treasury Plus Money Market	557	—	—	—	—	—	(340)	217
U.S. Government Money Market	2,870	—	—	(1,677)	—	—	(2,870)	(1,677)
100% U.S. Treasury Money Market	829	—	—	(78,703)	(4,398)	—	(829)	(83,101)
Amounts designated as “—” are either not applicable or less than $1.00.

Late-year capital losses represent losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Net capital losses earned in taxable years beginning after December 22, 2010 (“post-2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post-2010 losses

34 HighMark® Funds

	2013	2014	2015	2016	2017	2018	2019	No Expiration	Total
Diversified Money Market	$—	$—	$—	$—	$—	$—	$—	$21,047	$21,047
U.S. Government Money Market	1,058	618	—	—	—	1	—	—	1,677
100% U.S. Treasury Money Market	—	—	16,174	11,980	—	—	48,879	1,670	78,703

Amounts designated as “—” are either not applicable or less than $1.00.

During the year ended July 31, 2012, capital loss carryfor- wards that were utilized  and/or expired are as follows:

U.S. Government Money Market .............$54

5. concentration of credit risk

The California Tax-Free Money Market Fund invests in debt securities issued by the State of California and its political sub- divisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in California.

6. new accounting pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities dis- close both gross and net information about instruments and transactions eligible for offset in the statements of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addi- tion, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agree- ments or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Man- agement is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

7. subsequent events

Management has evaluated the impact of all subsequent events on the Funds through  the date the financial state- ments were issued and has determined that there are no sub- sequent events that would require disclosure in or adjustment to the financial statements with the exception of the following:

At the time of the issuance of the accompanying financial statements, the HighMark Funds Board of Trustees are evaluating proposed reorganizations of the funds. If approved, a prospectus supplement will be promptly mailed to share- holders which will provide a description of the proposed reorganizations.

HighMark® Funds 35

fund information (unaudited)
January 31, 2013

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Funds sub-adviser. A descrip- tion of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio secu- rities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SECs website at http://www.sec.gov; and (iii) on HighMark Funds website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SECs website at http://www.sec.gov; and (iii) on the HighMark Funds website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SECs website at http://www.sec.gov; (iii) available on the HighMark Funds website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SECs Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fiduciary Shares Information
Fund	Cusip	Ticker	Fund #
California Tax-Free Money Market	431114842	HMCXX	487
Diversified Money Market	431114883	HMDXX	484
Treasury Plus Money Market	431123108	HMFXX	2219
U.S. Government Money Market	431114701	HMGXX	485
100% U.S. Treasury Money Market	431114503	HMTXX	486

Retail Shares Information
Fund	Cusip	Ticker	Fund #
California Tax-Free Money Market
Class A Shares	431114859	HMAXX	476
Diversified Money Market
Class A Shares	431114800	HMVXX	473
Treasury Plus Money Market
Class A Shares	431123306	HMPXX	2218
U.S. Government Money Market
Class A Shares	431114602	HMUXX	474
Class B Shares	431114495	HGBXX	450
Class C Shares	431112531	HGTXX	1499
100% U.S. Treasury Money Market
Class A Shares	431114404	HMRXX	475

Class S Shares Information
California Tax-Free Money Market	431112705	HCSXX	1727
Diversified Money Market	431112408	HDSXX	1728
Treasury Plus Money Market	431123207	HMSXX	2220
U.S. Government Money Market	431112507	HGSXX	1729
100% U.S. Treasury Money Market	431112606	HUSXX	1730

36 HighMark® Funds

notes

HighMark® Funds 37

notes

38 HighMark® Funds

notes

HighMark® Funds 39

service providers &
board of trustees

Investment  Adviser & Administrator
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

Custodian
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

Distributor
HighMark Funds Distributors, LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Legal Counsel
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

Transfer Agent
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

Board of Trustees
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff

40 HighMark® Funds

To learn more about HighMark, visit us at www.highmarkfunds.com or call: INVESTOR SERVICES DESK 1.800.433.6884 INVESTMENT PROFESSIONAL SUPPORT DESK 1.800.455.5609

Thank you for your investment.

Mutual Funds:
● are not FDIC insured
● have no bank guarantee
● may lose value

445 South Figueroa Street ●  Suite 306 ● Los Angeles ●  California ●  90071

www.highmarkfunds.com

HMKSA0050300
84808-B (01/13)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HighMark Funds

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)

Date	April 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dennis Mooradian
Dennis Mooradian, President
(principal executive officer)

Date	April 10, 2013

By (Signature and Title)*	/s/ Pamela O’Donnell
Pamela O’Donnell, Chief Financial Officer
(principal financial officer)

Date	April 10, 2013

* Print the name and title of each signing officer under his or her signature.

4